UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: April 30

Registrant is making a filing for 13 of its series: Allspring Absolute Return Fund, Allspring Asset Allocation Fund, Allspring Core Bond Fund, Allspring Emerging Growth Fund, Allspring Large Cap Value Fund, Allspring Small Company Growth Fund, Allspring Small Company Value Fund, Allspring Spectrum Aggressive Growth Fund, Allspring Spectrum Conservative Growth Fund, Allspring Spectrum Growth Fund, Allspring Spectrum Income Allocation Fund, Allspring Spectrum Moderate Growth Fund and Allspring Real Return Fund.

Date of reporting period: October 31, 2025

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Shareholder Report

Core Bond Fund

October 31, 2025

Administrator Class

MNTRX

This semi-annual shareholder report contains important information about Core Bond Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated Master Portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated Master Portfolio in which it invests.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$33	0.65%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$5,093,514,368
# of portfolio holdings	1,017
Portfolio turnover rate	160%
Total advisory fees paid	$7,228,507Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.63%, 10‑31‑2030	2.8
U.S. Treasury Bonds, 4.75%, 5‑15‑2055	2.3
U.S. Treasury Notes, 3.63%, 9‑30‑2030	1.7
U.S. Treasury Bonds, 2.00%, 11‑15‑2041	1.7
U.S. Treasury Notes, 4.25%, 8‑15‑2035	1.5
U.S. Treasury Bonds, 4.88%, 8‑15‑2045	1.3
U.S. Treasury Bonds, 1.75%, 8‑15‑2041	1.1
U.S. Treasury Bonds, 3.00%, 2‑15‑2048	0.9
FHLMC, 2.50%, 1‑1‑2052	0.9
FNMA, 5.50%, 2‑1‑2054	0.9

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Agency securities	41.7
Corporate bonds and notes	21.8
U.S. Treasury securities	21.3
Asset-backed securities	8.1
Yankee corporate bonds and notes	3.8
Non-agency mortgage-backed securities	1.6
Yankee government bonds	1.5
Municipal obligations	0.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0943 10-25

Semi-Annual Shareholder Report

Core Bond Fund

October 31, 2025

Class A

MBFAX

This semi-annual shareholder report contains important information about Core Bond Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated Master Portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated Master Portfolio in which it invests.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$35	0.69%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$5,093,514,368
# of portfolio holdings	1,017
Portfolio turnover rate	160%
Total advisory fees paid	$7,228,507Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.63%, 10‑31‑2030	2.8
U.S. Treasury Bonds, 4.75%, 5‑15‑2055	2.3
U.S. Treasury Notes, 3.63%, 9‑30‑2030	1.7
U.S. Treasury Bonds, 2.00%, 11‑15‑2041	1.7
U.S. Treasury Notes, 4.25%, 8‑15‑2035	1.5
U.S. Treasury Bonds, 4.88%, 8‑15‑2045	1.3
U.S. Treasury Bonds, 1.75%, 8‑15‑2041	1.1
U.S. Treasury Bonds, 3.00%, 2‑15‑2048	0.9
FHLMC, 2.50%, 1‑1‑2052	0.9
FNMA, 5.50%, 2‑1‑2054	0.9

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Agency securities	41.7
Corporate bonds and notes	21.8
U.S. Treasury securities	21.3
Asset-backed securities	8.1
Yankee corporate bonds and notes	3.8
Non-agency mortgage-backed securities	1.6
Yankee government bonds	1.5
Municipal obligations	0.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0940 10-25

Semi-Annual Shareholder Report

Core Bond Fund

October 31, 2025

Class C

MBFCX

This semi-annual shareholder report contains important information about Core Bond Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated Master Portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated Master Portfolio in which it invests.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$74	1.45%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$5,093,514,368
# of portfolio holdings	1,017
Portfolio turnover rate	160%
Total advisory fees paid	$7,228,507Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.63%, 10‑31‑2030	2.8
U.S. Treasury Bonds, 4.75%, 5‑15‑2055	2.3
U.S. Treasury Notes, 3.63%, 9‑30‑2030	1.7
U.S. Treasury Bonds, 2.00%, 11‑15‑2041	1.7
U.S. Treasury Notes, 4.25%, 8‑15‑2035	1.5
U.S. Treasury Bonds, 4.88%, 8‑15‑2045	1.3
U.S. Treasury Bonds, 1.75%, 8‑15‑2041	1.1
U.S. Treasury Bonds, 3.00%, 2‑15‑2048	0.9
FHLMC, 2.50%, 1‑1‑2052	0.9
FNMA, 5.50%, 2‑1‑2054	0.9

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Agency securities	41.7
Corporate bonds and notes	21.8
U.S. Treasury securities	21.3
Asset-backed securities	8.1
Yankee corporate bonds and notes	3.8
Non-agency mortgage-backed securities	1.6
Yankee government bonds	1.5
Municipal obligations	0.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0942 10-25

Semi-Annual Shareholder Report

Core Bond Fund

October 31, 2025

Class R6

WTRIX

This semi-annual shareholder report contains important information about Core Bond Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated Master Portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated Master Portfolio in which it invests.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$17	0.33%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$5,093,514,368
# of portfolio holdings	1,017
Portfolio turnover rate	160%
Total advisory fees paid	$7,228,507Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.63%, 10‑31‑2030	2.8
U.S. Treasury Bonds, 4.75%, 5‑15‑2055	2.3
U.S. Treasury Notes, 3.63%, 9‑30‑2030	1.7
U.S. Treasury Bonds, 2.00%, 11‑15‑2041	1.7
U.S. Treasury Notes, 4.25%, 8‑15‑2035	1.5
U.S. Treasury Bonds, 4.88%, 8‑15‑2045	1.3
U.S. Treasury Bonds, 1.75%, 8‑15‑2041	1.1
U.S. Treasury Bonds, 3.00%, 2‑15‑2048	0.9
FHLMC, 2.50%, 1‑1‑2052	0.9
FNMA, 5.50%, 2‑1‑2054	0.9

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Agency securities	41.7
Corporate bonds and notes	21.8
U.S. Treasury securities	21.3
Asset-backed securities	8.1
Yankee corporate bonds and notes	3.8
Non-agency mortgage-backed securities	1.6
Yankee government bonds	1.5
Municipal obligations	0.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4657 10-25

Semi-Annual Shareholder Report

Core Bond Fund

October 31, 2025

Institutional Class

MBFIX

This semi-annual shareholder report contains important information about Core Bond Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated Master Portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated Master Portfolio in which it invests.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$20	0.38%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$5,093,514,368
# of portfolio holdings	1,017
Portfolio turnover rate	160%
Total advisory fees paid	$7,228,507Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.63%, 10‑31‑2030	2.8
U.S. Treasury Bonds, 4.75%, 5‑15‑2055	2.3
U.S. Treasury Notes, 3.63%, 9‑30‑2030	1.7
U.S. Treasury Bonds, 2.00%, 11‑15‑2041	1.7
U.S. Treasury Notes, 4.25%, 8‑15‑2035	1.5
U.S. Treasury Bonds, 4.88%, 8‑15‑2045	1.3
U.S. Treasury Bonds, 1.75%, 8‑15‑2041	1.1
U.S. Treasury Bonds, 3.00%, 2‑15‑2048	0.9
FHLMC, 2.50%, 1‑1‑2052	0.9
FNMA, 5.50%, 2‑1‑2054	0.9

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Agency securities	41.7
Corporate bonds and notes	21.8
U.S. Treasury securities	21.3
Asset-backed securities	8.1
Yankee corporate bonds and notes	3.8
Non-agency mortgage-backed securities	1.6
Yankee government bonds	1.5
Municipal obligations	0.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0944 10-25

Semi-Annual Shareholder Report

Emerging Growth Fund

October 31, 2025

WEMAX

Class A

This semi-annual shareholder report contains important information about Emerging Growth Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$67	1.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$330,296,111
# of portfolio holdings	76
Portfolio turnover rate	31%
Total advisory fees paid	$983,219

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	35.4
Health care	27.2
Information technology	19.3
Consumer discretionary	8.6
Financials	3.8
Utilities	2.0
Real estate	1.5
Communication services	1.4
Consumer staples	0.5
Energy	0.3

TOP TEN HOLDINGS (% OF NET ASSETS)

RadNet, Inc.	2.8
iRhythm Technologies, Inc.	2.7
Construction Partners, Inc. Class A	2.3
Ensign Group, Inc.	2.2
RBC Bearings, Inc.	2.2
Fabrinet	2.2
Commvault Systems, Inc.	2.2
Mirion Technologies, Inc. Class A	2.1
Applied Industrial Technologies, Inc.	2.1
Casella Waste Systems, Inc. Class A	2.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3326 10-25

Semi-Annual Shareholder Report

Emerging Growth Fund

October 31, 2025

WEMCX

Class C

This semi-annual shareholder report contains important information about Emerging Growth Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$110	1.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$330,296,111
# of portfolio holdings	76
Portfolio turnover rate	31%
Total advisory fees paid	$983,219

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	35.4
Health care	27.2
Information technology	19.3
Consumer discretionary	8.6
Financials	3.8
Utilities	2.0
Real estate	1.5
Communication services	1.4
Consumer staples	0.5
Energy	0.3

TOP TEN HOLDINGS (% OF NET ASSETS)

RadNet, Inc.	2.8
iRhythm Technologies, Inc.	2.7
Construction Partners, Inc. Class A	2.3
Ensign Group, Inc.	2.2
RBC Bearings, Inc.	2.2
Fabrinet	2.2
Commvault Systems, Inc.	2.2
Mirion Technologies, Inc. Class A	2.1
Applied Industrial Technologies, Inc.	2.1
Casella Waste Systems, Inc. Class A	2.1

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C was closed to new investors and additional investments from existing shareholders.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3537 10-25

Semi-Annual Shareholder Report

Emerging Growth Fund

October 31, 2025

WEGRX

Class R6

This semi-annual shareholder report contains important information about Emerging Growth Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$45	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$330,296,111
# of portfolio holdings	76
Portfolio turnover rate	31%
Total advisory fees paid	$983,219

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	35.4
Health care	27.2
Information technology	19.3
Consumer discretionary	8.6
Financials	3.8
Utilities	2.0
Real estate	1.5
Communication services	1.4
Consumer staples	0.5
Energy	0.3

TOP TEN HOLDINGS (% OF NET ASSETS)

RadNet, Inc.	2.8
iRhythm Technologies, Inc.	2.7
Construction Partners, Inc. Class A	2.3
Ensign Group, Inc.	2.2
RBC Bearings, Inc.	2.2
Fabrinet	2.2
Commvault Systems, Inc.	2.2
Mirion Technologies, Inc. Class A	2.1
Applied Industrial Technologies, Inc.	2.1
Casella Waste Systems, Inc. Class A	2.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4807 10-25

Semi-Annual Shareholder Report

Emerging Growth Fund

October 31, 2025

WEMIX

Institutional Class

This semi-annual shareholder report contains important information about Emerging Growth Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$50	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$330,296,111
# of portfolio holdings	76
Portfolio turnover rate	31%
Total advisory fees paid	$983,219

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	35.4
Health care	27.2
Information technology	19.3
Consumer discretionary	8.6
Financials	3.8
Utilities	2.0
Real estate	1.5
Communication services	1.4
Consumer staples	0.5
Energy	0.3

TOP TEN HOLDINGS (% OF NET ASSETS)

RadNet, Inc.	2.8
iRhythm Technologies, Inc.	2.7
Construction Partners, Inc. Class A	2.3
Ensign Group, Inc.	2.2
RBC Bearings, Inc.	2.2
Fabrinet	2.2
Commvault Systems, Inc.	2.2
Mirion Technologies, Inc. Class A	2.1
Applied Industrial Technologies, Inc.	2.1
Casella Waste Systems, Inc. Class A	2.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3157 10-25

Semi-Annual Shareholder Report

Large Cap Value Fund

October 31, 2025

Class A

CBEAX

This semi-annual shareholder report contains important information about Large Cap Value Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$43	0.81%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Expenses shown aggregate those of both the Fund and the Master Portfolio.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$154,395,004
# of portfolio holdings	47
Portfolio turnover rate	23%
Total advisory fees paid	$0

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	5.4
Canadian Pacific Kansas City Ltd.	4.3
Bank of America Corp.	4.1
NextEra Energy, Inc.	3.6
Intercontinental Exchange, Inc.	3.3
Berkshire Hathaway, Inc. Class B	3.0
Amazon.com, Inc.	3.0
Mondelez International, Inc. Class A	3.0
Citigroup, Inc.	2.9
Danaher Corp.	2.9

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.0
Health care	13.7
Industrials	12.6
Consumer discretionary	12.2
Information technology	10.5
Consumer staples	7.6
Energy	5.8
Materials	5.5
Communication services	5.4
Utilities	3.6
Real estate	3.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR1863 10-25

Semi-Annual Shareholder Report

Large Cap Value Fund

October 31, 2025

Class C

CBECX

This semi-annual shareholder report contains important information about Large Cap Value Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$84	1.57%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Expenses shown aggregate those of both the Fund and the Master Portfolio.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$154,395,004
# of portfolio holdings	47
Portfolio turnover rate	23%
Total advisory fees paid	$0

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	5.4
Canadian Pacific Kansas City Ltd.	4.3
Bank of America Corp.	4.1
NextEra Energy, Inc.	3.6
Intercontinental Exchange, Inc.	3.3
Berkshire Hathaway, Inc. Class B	3.0
Amazon.com, Inc.	3.0
Mondelez International, Inc. Class A	3.0
Citigroup, Inc.	2.9
Danaher Corp.	2.9

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.0
Health care	13.7
Industrials	12.6
Consumer discretionary	12.2
Information technology	10.5
Consumer staples	7.6
Energy	5.8
Materials	5.5
Communication services	5.4
Utilities	3.6
Real estate	3.1

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C was closed to new investors and additional investments from existing shareholders.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR1865 10-25

Semi-Annual Shareholder Report

Large Cap Value Fund

October 31, 2025

Class R6

CBEJX

This semi-annual shareholder report contains important information about Large Cap Value Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$21	0.40%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Expenses shown aggregate those of both the Fund and the Master Portfolio.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$154,395,004
# of portfolio holdings	47
Portfolio turnover rate	23%
Total advisory fees paid	$0

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	5.4
Canadian Pacific Kansas City Ltd.	4.3
Bank of America Corp.	4.1
NextEra Energy, Inc.	3.6
Intercontinental Exchange, Inc.	3.3
Berkshire Hathaway, Inc. Class B	3.0
Amazon.com, Inc.	3.0
Mondelez International, Inc. Class A	3.0
Citigroup, Inc.	2.9
Danaher Corp.	2.9

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.0
Health care	13.7
Industrials	12.6
Consumer discretionary	12.2
Information technology	10.5
Consumer staples	7.6
Energy	5.8
Materials	5.5
Communication services	5.4
Utilities	3.6
Real estate	3.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4688 10-25

Semi-Annual Shareholder Report

Large Cap Value Fund

October 31, 2025

Institutional Class

CBLSX

This semi-annual shareholder report contains important information about Large Cap Value Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$27	0.50%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Expenses shown aggregate those of both the Fund and the Master Portfolio.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$154,395,004
# of portfolio holdings	47
Portfolio turnover rate	23%
Total advisory fees paid	$0

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	5.4
Canadian Pacific Kansas City Ltd.	4.3
Bank of America Corp.	4.1
NextEra Energy, Inc.	3.6
Intercontinental Exchange, Inc.	3.3
Berkshire Hathaway, Inc. Class B	3.0
Amazon.com, Inc.	3.0
Mondelez International, Inc. Class A	3.0
Citigroup, Inc.	2.9
Danaher Corp.	2.9

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.0
Health care	13.7
Industrials	12.6
Consumer discretionary	12.2
Information technology	10.5
Consumer staples	7.6
Energy	5.8
Materials	5.5
Communication services	5.4
Utilities	3.6
Real estate	3.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR1868 10-25

Semi-Annual Shareholder Report

Real Return Fund

October 31, 2025

Class A

IPBAX

This semi-annual shareholder report contains important information about Real Return Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated Master Portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated Master Portfolio in which it invests.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$40	0.76%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$137,342,042
# of portfolio holdings	418
Portfolio turnover rate	21%
Total advisory fees paid	$94,097Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

TIPS, 0.38%, 7‑15‑2027	2.1
TIPS, 2.13%, 1‑15‑2035	1.8
TIPS, 0.13%, 4‑15‑2027	1.6
TIPS, 0.13%, 1‑15‑2030	1.5
TIPS, 1.38%, 7‑15‑2033	1.4
TIPS, 0.50%, 1‑15‑2028	1.4
TIPS, 1.63%, 10‑15‑2027	1.4
TIPS, 0.13%, 7‑15‑2030	1.3
TIPS, 1.88%, 7‑15‑2034	1.1
Microsoft Corp.	1.0

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Common stocks	48.3
U.S. Treasury securities	36.8
Corporate bonds and notes	12.5
Yankee corporate bonds and notes	2.1
Loans	0.3

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

At a meeting held August 19-20, 2025, the Board of Trustees of Real Return Portfolio, the master portfolio in which the Fund invests substantially all of its assets, approved a change to the Portfolio's principal investment strategy to increase the Portfolio's ability to invest in below investment-grade debt securities from 10% to 20% of the Portfolio's total assets, effective September 1, 2025.

In addition, effective August 21, 2025, David Kowalske was added as a portfolio manager to the Real Return Portfolio and effective September 1, 2025, Travis L. Keshemberg, CFA, CIPM, FRM, was no longer a portfolio manager to the Real Return Portfolio.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR1753 10-25

Semi-Annual Shareholder Report

Real Return Fund

October 31, 2025

Class C

IPBCX

This semi-annual shareholder report contains important information about Real Return Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated Master Portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated Master Portfolio in which it invests.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$80	1.52%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$137,342,042
# of portfolio holdings	418
Portfolio turnover rate	21%
Total advisory fees paid	$94,097Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

TIPS, 0.38%, 7‑15‑2027	2.1
TIPS, 2.13%, 1‑15‑2035	1.8
TIPS, 0.13%, 4‑15‑2027	1.6
TIPS, 0.13%, 1‑15‑2030	1.5
TIPS, 1.38%, 7‑15‑2033	1.4
TIPS, 0.50%, 1‑15‑2028	1.4
TIPS, 1.63%, 10‑15‑2027	1.4
TIPS, 0.13%, 7‑15‑2030	1.3
TIPS, 1.88%, 7‑15‑2034	1.1
Microsoft Corp.	1.0

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Common stocks	48.3
U.S. Treasury securities	36.8
Corporate bonds and notes	12.5
Yankee corporate bonds and notes	2.1
Loans	0.3

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

At a meeting held August 19-20, 2025, the Board of Trustees of Real Return Portfolio, the master portfolio in which the Fund invests substantially all of its assets, approved a change to the Portfolio's principal investment strategy to increase the Portfolio's ability to invest in below investment-grade debt securities from 10% to 20% of the Portfolio's total assets, effective September 1, 2025.

In addition, effective August 21, 2025, David Kowalske was added as a portfolio manager to the Real Return Portfolio and effective September 1, 2025, Travis L. Keshemberg, CFA, CIPM, FRM, was no longer a portfolio manager to the Real Return Portfolio. At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C was closed to new investors and additional investments from existing shareholders.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR1755 10-25

Semi-Annual Shareholder Report

Real Return Fund

October 31, 2025

Class R6

IPBJX

This semi-annual shareholder report contains important information about Real Return Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated Master Portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated Master Portfolio in which it invests.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$21	0.40%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$137,342,042
# of portfolio holdings	418
Portfolio turnover rate	21%
Total advisory fees paid	$94,097Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

TIPS, 0.38%, 7‑15‑2027	2.1
TIPS, 2.13%, 1‑15‑2035	1.8
TIPS, 0.13%, 4‑15‑2027	1.6
TIPS, 0.13%, 1‑15‑2030	1.5
TIPS, 1.38%, 7‑15‑2033	1.4
TIPS, 0.50%, 1‑15‑2028	1.4
TIPS, 1.63%, 10‑15‑2027	1.4
TIPS, 0.13%, 7‑15‑2030	1.3
TIPS, 1.88%, 7‑15‑2034	1.1
Microsoft Corp.	1.0

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Common stocks	48.3
U.S. Treasury securities	36.8
Corporate bonds and notes	12.5
Yankee corporate bonds and notes	2.1
Loans	0.3

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

At a meeting held August 19-20, 2025, the Board of Trustees of Real Return Portfolio, the master portfolio in which the Fund invests substantially all of its assets, approved a change to the Portfolio's principal investment strategy to increase the Portfolio's ability to invest in below investment-grade debt securities from 10% to 20% of the Portfolio's total assets, effective September 1, 2025.

In addition, effective August 21, 2025, David Kowalske was added as a portfolio manager to the Real Return Portfolio and effective September 1, 2025, Travis L. Keshemberg, CFA, CIPM, FRM, was no longer a portfolio manager to the Real Return Portfolio.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4690 10-25

Semi-Annual Shareholder Report

Real Return Fund

October 31, 2025

Institutional Class

IPBNX

This semi-annual shareholder report contains important information about Real Return Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated Master Portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated Master Portfolio in which it invests.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$24	0.45%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$137,342,042
# of portfolio holdings	418
Portfolio turnover rate	21%
Total advisory fees paid	$94,097Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

TIPS, 0.38%, 7‑15‑2027	2.1
TIPS, 2.13%, 1‑15‑2035	1.8
TIPS, 0.13%, 4‑15‑2027	1.6
TIPS, 0.13%, 1‑15‑2030	1.5
TIPS, 1.38%, 7‑15‑2033	1.4
TIPS, 0.50%, 1‑15‑2028	1.4
TIPS, 1.63%, 10‑15‑2027	1.4
TIPS, 0.13%, 7‑15‑2030	1.3
TIPS, 1.88%, 7‑15‑2034	1.1
Microsoft Corp.	1.0

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Common stocks	48.3
U.S. Treasury securities	36.8
Corporate bonds and notes	12.5
Yankee corporate bonds and notes	2.1
Loans	0.3

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

At a meeting held August 19-20, 2025, the Board of Trustees of Real Return Portfolio, the master portfolio in which the Fund invests substantially all of its assets, approved a change to the Portfolio's principal investment strategy to increase the Portfolio's ability to invest in below investment-grade debt securities from 10% to 20% of the Portfolio's total assets, effective September 1, 2025.

In addition, effective August 21, 2025, David Kowalske was added as a portfolio manager to the Real Return Portfolio and effective September 1, 2025, Travis L. Keshemberg, CFA, CIPM, FRM, was no longer a portfolio manager to the Real Return Portfolio.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4714 10-25

Semi-Annual Shareholder Report

Small Company Growth Fund

October 31, 2025

Class A

WFSAX

This semi-annual shareholder report contains important information about Small Company Growth Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$71	1.28%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Expenses shown aggregate those of both the Fund and the Master Portfolio.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$534,152,475
# of portfolio holdings	128
Portfolio turnover rate	26%
Total advisory fees paid	$74,041

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

SPX Technologies, Inc.	1.5
Element Solutions, Inc.	1.4
Stifel Financial Corp.	1.4
PTC, Inc.	1.3
Ciena Corp.	1.3
TechnipFMC PLC	1.2
Coastal Financial Corp.	1.2
Advanced Energy Industries, Inc.	1.2
Kratos Defense & Security Solutions, Inc.	1.2
Patrick Industries, Inc.	1.1

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	24.8
Industrials	24.8
Health care	19.9
Consumer discretionary	11.7
Financials	10.7
Consumer staples	3.6
Materials	2.4
Energy	1.8
Communication services	0.3

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved a proposal to collapse the master-feeder structure under which the Fund invested 100% of its assets in the Allspring Small Company Growth Portfolio. Effective October 17, 2025, the Fund began investing its assets directly in a portfolio of securities.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR1848 10-25

Semi-Annual Shareholder Report

Small Company Growth Fund

October 31, 2025

Class C

WSMCX

This semi-annual shareholder report contains important information about Small Company Growth Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$113	2.03%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Expenses shown aggregate those of both the Fund and the Master Portfolio.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$534,152,475
# of portfolio holdings	128
Portfolio turnover rate	26%
Total advisory fees paid	$74,041

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

SPX Technologies, Inc.	1.5
Element Solutions, Inc.	1.4
Stifel Financial Corp.	1.4
PTC, Inc.	1.3
Ciena Corp.	1.3
TechnipFMC PLC	1.2
Coastal Financial Corp.	1.2
Advanced Energy Industries, Inc.	1.2
Kratos Defense & Security Solutions, Inc.	1.2
Patrick Industries, Inc.	1.1

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	24.8
Industrials	24.8
Health care	19.9
Consumer discretionary	11.7
Financials	10.7
Consumer staples	3.6
Materials	2.4
Energy	1.8
Communication services	0.3

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C was closed to new investors and additional investments from existing shareholders. At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved a proposal to collapse the master-feeder structure under which the Fund invested 100% of its assets in the Allspring Small Company Growth Portfolio. Effective October 17, 2025, the Fund began investing its assets directly in a portfolio of securities.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR1850 10-25

Semi-Annual Shareholder Report

Small Company Growth Fund

October 31, 2025

Class R6

WSCRX

This semi-annual shareholder report contains important information about Small Company Growth Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$48	0.86%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Expenses shown aggregate those of both the Fund and the Master Portfolio.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$534,152,475
# of portfolio holdings	128
Portfolio turnover rate	26%
Total advisory fees paid	$74,041

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

SPX Technologies, Inc.	1.5
Element Solutions, Inc.	1.4
Stifel Financial Corp.	1.4
PTC, Inc.	1.3
Ciena Corp.	1.3
TechnipFMC PLC	1.2
Coastal Financial Corp.	1.2
Advanced Energy Industries, Inc.	1.2
Kratos Defense & Security Solutions, Inc.	1.2
Patrick Industries, Inc.	1.1

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	24.8
Industrials	24.8
Health care	19.9
Consumer discretionary	11.7
Financials	10.7
Consumer staples	3.6
Materials	2.4
Energy	1.8
Communication services	0.3

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved a proposal to collapse the master-feeder structure under which the Fund invested 100% of its assets in the Allspring Small Company Growth Portfolio. Effective October 17, 2025, the Fund began investing its assets directly in a portfolio of securities.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4666 10-25

Semi-Annual Shareholder Report

Small Company Growth Fund

October 31, 2025

Institutional Class

WSCGX

This semi-annual shareholder report contains important information about Small Company Growth Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$52	0.94%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Expenses shown aggregate those of both the Fund and the Master Portfolio.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$534,152,475
# of portfolio holdings	128
Portfolio turnover rate	26%
Total advisory fees paid	$74,041

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

SPX Technologies, Inc.	1.5
Element Solutions, Inc.	1.4
Stifel Financial Corp.	1.4
PTC, Inc.	1.3
Ciena Corp.	1.3
TechnipFMC PLC	1.2
Coastal Financial Corp.	1.2
Advanced Energy Industries, Inc.	1.2
Kratos Defense & Security Solutions, Inc.	1.2
Patrick Industries, Inc.	1.1

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	24.8
Industrials	24.8
Health care	19.9
Consumer discretionary	11.7
Financials	10.7
Consumer staples	3.6
Materials	2.4
Energy	1.8
Communication services	0.3

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved a proposal to collapse the master-feeder structure under which the Fund invested 100% of its assets in the Allspring Small Company Growth Portfolio. Effective October 17, 2025, the Fund began investing its assets directly in a portfolio of securities.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3162 10-25

Semi-Annual Shareholder Report

Small Company Value Fund

October 31, 2025

Class A

SCVAX

This semi-annual shareholder report contains important information about Small Company Value Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated Master Portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated Master Portfolio in which it invests.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$59	1.11%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$566,421,813
# of portfolio holdings	152
Portfolio turnover rate	98%
Total advisory fees paid	$1,901,405Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Wintrust Financial Corp.	1.9
Customers Bancorp, Inc.	1.8
Ameris Bancorp	1.8
FB Financial Corp.	1.8
UMB Financial Corp.	1.7
iShares Biotechnology ETF	1.6
State Street SPDR S&P Biotech ETF	1.6
Ligand Pharmaceuticals, Inc.	1.6
Jackson Financial, Inc. Class A	1.5
Atlantic Union Bankshares Corp.	1.4

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	26.0
Industrials	21.7
Consumer discretionary	12.2
Information technology	10.7
Health care	7.7
Materials	6.9
Energy	5.9
Investment companies	3.3
Real estate	3.2
Consumer staples	1.8
Communication services	0.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR1815 10-25

Semi-Annual Shareholder Report

Small Company Value Fund

October 31, 2025

Class C

SCVFX

This semi-annual shareholder report contains important information about Small Company Value Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated Master Portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated Master Portfolio in which it invests.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$101	1.90%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$566,421,813
# of portfolio holdings	152
Portfolio turnover rate	98%
Total advisory fees paid	$1,901,405Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Wintrust Financial Corp.	1.9
Customers Bancorp, Inc.	1.8
Ameris Bancorp	1.8
FB Financial Corp.	1.8
UMB Financial Corp.	1.7
iShares Biotechnology ETF	1.6
State Street SPDR S&P Biotech ETF	1.6
Ligand Pharmaceuticals, Inc.	1.6
Jackson Financial, Inc. Class A	1.5
Atlantic Union Bankshares Corp.	1.4

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	26.0
Industrials	21.7
Consumer discretionary	12.2
Information technology	10.7
Health care	7.7
Materials	6.9
Energy	5.9
Investment companies	3.3
Real estate	3.2
Consumer staples	1.8
Communication services	0.6

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C was closed to new investors and additional investments from existing shareholders.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR1808 10-25

Semi-Annual Shareholder Report

Small Company Value Fund

October 31, 2025

Class R6

SCVJX

This semi-annual shareholder report contains important information about Small Company Value Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated Master Portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated Master Portfolio in which it invests.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$40	0.75%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$566,421,813
# of portfolio holdings	152
Portfolio turnover rate	98%
Total advisory fees paid	$1,901,405Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Wintrust Financial Corp.	1.9
Customers Bancorp, Inc.	1.8
Ameris Bancorp	1.8
FB Financial Corp.	1.8
UMB Financial Corp.	1.7
iShares Biotechnology ETF	1.6
State Street SPDR S&P Biotech ETF	1.6
Ligand Pharmaceuticals, Inc.	1.6
Jackson Financial, Inc. Class A	1.5
Atlantic Union Bankshares Corp.	1.4

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	26.0
Industrials	21.7
Consumer discretionary	12.2
Information technology	10.7
Health care	7.7
Materials	6.9
Energy	5.9
Investment companies	3.3
Real estate	3.2
Consumer staples	1.8
Communication services	0.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4692 10-25

Semi-Annual Shareholder Report

Small Company Value Fund

October 31, 2025

Institutional Class

SCVNX

This semi-annual shareholder report contains important information about Small Company Value Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated Master Portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated Master Portfolio in which it invests.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$45	0.85%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$566,421,813
# of portfolio holdings	152
Portfolio turnover rate	98%
Total advisory fees paid	$1,901,405Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Wintrust Financial Corp.	1.9
Customers Bancorp, Inc.	1.8
Ameris Bancorp	1.8
FB Financial Corp.	1.8
UMB Financial Corp.	1.7
iShares Biotechnology ETF	1.6
State Street SPDR S&P Biotech ETF	1.6
Ligand Pharmaceuticals, Inc.	1.6
Jackson Financial, Inc. Class A	1.5
Atlantic Union Bankshares Corp.	1.4

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	26.0
Industrials	21.7
Consumer discretionary	12.2
Information technology	10.7
Health care	7.7
Materials	6.9
Energy	5.9
Investment companies	3.3
Real estate	3.2
Consumer staples	1.8
Communication services	0.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4142 10-25

Semi-Annual Shareholder Report

Absolute Return Fund

October 31, 2025

WARAX

Class A

This semi-annual shareholder report contains important information about Absolute Return Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$37	0.70%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$439,678,586
# of portfolio holdings	8
Portfolio turnover rate	5%
Total advisory fees paid	$526,118

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Treasuries (Including inflation linked)	54.1
U.S. equities	17.0
International developed equities	11.9
Alternative investments	8.3
Emerging markets bonds	6.4
Global credit	5.1
Commodities	-2.8

TOP HOLDINGS (% OF NET ASSETS)

Allspring Macro Strategies Portfolio	47.8
Allspring Alternative Risk Premia Fund Class R6	17.2
Allspring Income Plus ETF	9.9
Allspring Disciplined Large Cap Portfolio	6.7
Allspring Emerging Markets Equity Advantage Fund Class R6	5.6
iShares J.P. Morgan USD Emerging Markets Bond ETF	5.0
Allspring Disciplined International Developed Markets Portfolio	5.0

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

Effective August 21, 2025, David Kowalske was added as a portfolio manager to the Fund and effective September 1, 2025, Travis L. Keshemberg, CFA, CIPM, FRM, was no longer a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3355 10-25

Semi-Annual Shareholder Report

Absolute Return Fund

October 31, 2025

WARCX

Class C

This semi-annual shareholder report contains important information about Absolute Return Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$76	1.45%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$439,678,586
# of portfolio holdings	8
Portfolio turnover rate	5%
Total advisory fees paid	$526,118

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Treasuries (Including inflation linked)	54.1
U.S. equities	17.0
International developed equities	11.9
Alternative investments	8.3
Emerging markets bonds	6.4
Global credit	5.1
Commodities	-2.8

TOP HOLDINGS (% OF NET ASSETS)

Allspring Macro Strategies Portfolio	47.8
Allspring Alternative Risk Premia Fund Class R6	17.2
Allspring Income Plus ETF	9.9
Allspring Disciplined Large Cap Portfolio	6.7
Allspring Emerging Markets Equity Advantage Fund Class R6	5.6
iShares J.P. Morgan USD Emerging Markets Bond ETF	5.0
Allspring Disciplined International Developed Markets Portfolio	5.0

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

Effective August 21, 2025, David Kowalske was added as a portfolio manager to the Fund and effective September 1, 2025, Travis L. Keshemberg, CFA, CIPM, FRM, was no longer a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3552 10-25

Semi-Annual Shareholder Report

Absolute Return Fund

October 31, 2025

WARRX

Class R6

This semi-annual shareholder report contains important information about Absolute Return Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$15	0.28%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$439,678,586
# of portfolio holdings	8
Portfolio turnover rate	5%
Total advisory fees paid	$526,118

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Treasuries (Including inflation linked)	54.1
U.S. equities	17.0
International developed equities	11.9
Alternative investments	8.3
Emerging markets bonds	6.4
Global credit	5.1
Commodities	-2.8

TOP HOLDINGS (% OF NET ASSETS)

Allspring Macro Strategies Portfolio	47.8
Allspring Alternative Risk Premia Fund Class R6	17.2
Allspring Income Plus ETF	9.9
Allspring Disciplined Large Cap Portfolio	6.7
Allspring Emerging Markets Equity Advantage Fund Class R6	5.6
iShares J.P. Morgan USD Emerging Markets Bond ETF	5.0
Allspring Disciplined International Developed Markets Portfolio	5.0

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

Effective August 21, 2025, David Kowalske was added as a portfolio manager to the Fund and effective September 1, 2025, Travis L. Keshemberg, CFA, CIPM, FRM, was no longer a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4664 10-25

Semi-Annual Shareholder Report

Absolute Return Fund

October 31, 2025

WABIX

Institutional Class

This semi-annual shareholder report contains important information about Absolute Return Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$17	0.33%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$439,678,586
# of portfolio holdings	8
Portfolio turnover rate	5%
Total advisory fees paid	$526,118

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Treasuries (Including inflation linked)	54.1
U.S. equities	17.0
International developed equities	11.9
Alternative investments	8.3
Emerging markets bonds	6.4
Global credit	5.1
Commodities	-2.8

TOP HOLDINGS (% OF NET ASSETS)

Allspring Macro Strategies Portfolio	47.8
Allspring Alternative Risk Premia Fund Class R6	17.2
Allspring Income Plus ETF	9.9
Allspring Disciplined Large Cap Portfolio	6.7
Allspring Emerging Markets Equity Advantage Fund Class R6	5.6
iShares J.P. Morgan USD Emerging Markets Bond ETF	5.0
Allspring Disciplined International Developed Markets Portfolio	5.0

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

Effective August 21, 2025, David Kowalske was added as a portfolio manager to the Fund and effective September 1, 2025, Travis L. Keshemberg, CFA, CIPM, FRM, was no longer a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3168 10-25

Semi-Annual Shareholder Report

Asset Allocation Fund

October 31, 2025

EAIFX

Administrator Class

This semi-annual shareholder report contains important information about Asset Allocation Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$37	0.68%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,526,092,494
# of portfolio holdings	28
Portfolio turnover rate	13%
Total advisory fees paid	$1,964,543

What did the Fund invest in?

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Effective AllocationFootnote Reference1
Bonds	42.0
U.S. equities	39.0
International stocks	19.0
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined U.S. Core Fund Class R6	15.1
Allspring Special Large Value ETF	12.9
Allspring Disciplined International Developed Markets Portfolio	10.4
Allspring Core Plus ETF	10.2
Allspring LT Large Growth ETF	8.6
Allspring Broad Market Core Bond ETF	7.4
Allspring Real Return Portfolio	5.9
Allspring Core Bond Portfolio	4.9
Allspring Income Plus ETF	3.7
Allspring Emerging Markets Equity Fund Class R6	3.1

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

At a meeting held November 10-12, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as a second sub-adviser to the Fund, effective on December 15, 2025. In addition, as of that date, Rushabh Amin was added as a portfolio manager to the Fund.

Effective August 21, 2025, Randy Rennicke, CFA, was added as a portfolio manager to the Fund and effective September 1, 2025,Travis L. Keshemberg, CFA, CIPM, FRM, was no longer a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4706 10-25

Semi-Annual Shareholder Report

Asset Allocation Fund

October 31, 2025

EAAFX

Class A

This semi-annual shareholder report contains important information about Asset Allocation Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$45	0.84%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,526,092,494
# of portfolio holdings	28
Portfolio turnover rate	13%
Total advisory fees paid	$1,964,543

What did the Fund invest in?

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Effective AllocationFootnote Reference1
Bonds	42.0
U.S. equities	39.0
International stocks	19.0
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined U.S. Core Fund Class R6	15.1
Allspring Special Large Value ETF	12.9
Allspring Disciplined International Developed Markets Portfolio	10.4
Allspring Core Plus ETF	10.2
Allspring LT Large Growth ETF	8.6
Allspring Broad Market Core Bond ETF	7.4
Allspring Real Return Portfolio	5.9
Allspring Core Bond Portfolio	4.9
Allspring Income Plus ETF	3.7
Allspring Emerging Markets Equity Fund Class R6	3.1

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

At a meeting held November 10-12, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as a second sub-adviser to the Fund, effective on December 15, 2025. In addition, as of that date, Rushabh Amin was added as a portfolio manager to the Fund.

Effective August 21, 2025, Randy Rennicke, CFA, was added as a portfolio manager to the Fund and effective September 1, 2025,Travis L. Keshemberg, CFA, CIPM, FRM, was no longer a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4312 10-25

Semi-Annual Shareholder Report

Asset Allocation Fund

October 31, 2025

EACFX

Class C

This semi-annual shareholder report contains important information about Asset Allocation Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$85	1.58%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,526,092,494
# of portfolio holdings	28
Portfolio turnover rate	13%
Total advisory fees paid	$1,964,543

What did the Fund invest in?

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Effective AllocationFootnote Reference1
Bonds	42.0
U.S. equities	39.0
International stocks	19.0
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined U.S. Core Fund Class R6	15.1
Allspring Special Large Value ETF	12.9
Allspring Disciplined International Developed Markets Portfolio	10.4
Allspring Core Plus ETF	10.2
Allspring LT Large Growth ETF	8.6
Allspring Broad Market Core Bond ETF	7.4
Allspring Real Return Portfolio	5.9
Allspring Core Bond Portfolio	4.9
Allspring Income Plus ETF	3.7
Allspring Emerging Markets Equity Fund Class R6	3.1

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

At a meeting held November 10-12, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as a second sub-adviser to the Fund, effective on December 15, 2025. In addition, as of that date, Rushabh Amin was added as a portfolio manager to the Fund.

Effective August 21, 2025, Randy Rennicke, CFA, was added as a portfolio manager to the Fund and effective September 1, 2025,Travis L. Keshemberg, CFA, CIPM, FRM, was no longer a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4518 10-25

Semi-Annual Shareholder Report

Asset Allocation Fund

October 31, 2025

EAAIX

Institutional Class

This semi-annual shareholder report contains important information about Asset Allocation Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$28	0.52%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,526,092,494
# of portfolio holdings	28
Portfolio turnover rate	13%
Total advisory fees paid	$1,964,543

What did the Fund invest in?

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Effective AllocationFootnote Reference1
Bonds	42.0
U.S. equities	39.0
International stocks	19.0
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined U.S. Core Fund Class R6	15.1
Allspring Special Large Value ETF	12.9
Allspring Disciplined International Developed Markets Portfolio	10.4
Allspring Core Plus ETF	10.2
Allspring LT Large Growth ETF	8.6
Allspring Broad Market Core Bond ETF	7.4
Allspring Real Return Portfolio	5.9
Allspring Core Bond Portfolio	4.9
Allspring Income Plus ETF	3.7
Allspring Emerging Markets Equity Fund Class R6	3.1

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

At a meeting held November 10-12, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as a second sub-adviser to the Fund, effective on December 15, 2025. In addition, as of that date, Rushabh Amin was added as a portfolio manager to the Fund.

Effective August 21, 2025, Randy Rennicke, CFA, was added as a portfolio manager to the Fund and effective September 1, 2025,Travis L. Keshemberg, CFA, CIPM, FRM, was no longer a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3169 10-25

Semi-Annual Shareholder Report

Spectrum Aggressive Growth Fund

October 31, 2025

WEADX

Administrator Class

This semi-annual shareholder report contains important information about Spectrum Aggressive Growth Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$36	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$540,178,800
# of portfolio holdings	22
Portfolio turnover rate	16%
Total advisory fees paid	$597,018

What did the Fund invest in?

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Effective AllocationFootnote Reference1
U.S. large cap equities	56.6
International developed equities	16.5
Bonds	12.3
Emerging markets equities	10.1
U.S. small cap equities	4.5
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined Large Cap Portfolio	30.3
iShares Core S&P 500 ETF	15.7
iShares Core MSCI EAFE ETF	10.3
Allspring Disciplined International Developed Markets Portfolio	9.5
iShares Core MSCI Emerging Markets ETF	6.1
Allspring Special Large Value ETF	5.8
Allspring Emerging Markets Equity Fund Class R6	3.2
Allspring Large Cap Growth Fund Class R6	3.1
Allspring Premier Large Company Growth Fund Class R6	3.1
Allspring Disciplined Small Cap Fund Class R6	2.2

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

At a meeting held November 10-12, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as a second sub-adviser to the Fund, effective on December 15, 2025. In addition, as of that date, Rushabh Amin was added as a portfolio manager to the Fund.

Effective August 21, 2025, Randy Rennicke, CFA, was added as a portfolio manager to the Fund and effective September 1, 2025,Travis L. Keshemberg, CFA, CIPM, FRM, was no longer a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3780 10-25

Semi-Annual Shareholder Report

Spectrum Aggressive Growth Fund

October 31, 2025

WEAFX

Class A

This semi-annual shareholder report contains important information about Spectrum Aggressive Growth Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$40	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$540,178,800
# of portfolio holdings	22
Portfolio turnover rate	16%
Total advisory fees paid	$597,018

What did the Fund invest in?

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Effective AllocationFootnote Reference1
U.S. large cap equities	56.6
International developed equities	16.5
Bonds	12.3
Emerging markets equities	10.1
U.S. small cap equities	4.5
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined Large Cap Portfolio	30.3
iShares Core S&P 500 ETF	15.7
iShares Core MSCI EAFE ETF	10.3
Allspring Disciplined International Developed Markets Portfolio	9.5
iShares Core MSCI Emerging Markets ETF	6.1
Allspring Special Large Value ETF	5.8
Allspring Emerging Markets Equity Fund Class R6	3.2
Allspring Large Cap Growth Fund Class R6	3.1
Allspring Premier Large Company Growth Fund Class R6	3.1
Allspring Disciplined Small Cap Fund Class R6	2.2

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

At a meeting held November 10-12, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as a second sub-adviser to the Fund, effective on December 15, 2025. In addition, as of that date, Rushabh Amin was added as a portfolio manager to the Fund.

Effective August 21, 2025, Randy Rennicke, CFA, was added as a portfolio manager to the Fund and effective September 1, 2025,Travis L. Keshemberg, CFA, CIPM, FRM, was no longer a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4331 10-25

Semi-Annual Shareholder Report

Spectrum Aggressive Growth Fund

October 31, 2025

WEACX

Class C

This semi-annual shareholder report contains important information about Spectrum Aggressive Growth Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$80	1.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$540,178,800
# of portfolio holdings	22
Portfolio turnover rate	16%
Total advisory fees paid	$597,018

What did the Fund invest in?

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Effective AllocationFootnote Reference1
U.S. large cap equities	56.6
International developed equities	16.5
Bonds	12.3
Emerging markets equities	10.1
U.S. small cap equities	4.5
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined Large Cap Portfolio	30.3
iShares Core S&P 500 ETF	15.7
iShares Core MSCI EAFE ETF	10.3
Allspring Disciplined International Developed Markets Portfolio	9.5
iShares Core MSCI Emerging Markets ETF	6.1
Allspring Special Large Value ETF	5.8
Allspring Emerging Markets Equity Fund Class R6	3.2
Allspring Large Cap Growth Fund Class R6	3.1
Allspring Premier Large Company Growth Fund Class R6	3.1
Allspring Disciplined Small Cap Fund Class R6	2.2

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

At a meeting held November 10-12, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as a second sub-adviser to the Fund, effective on December 15, 2025. In addition, as of that date, Rushabh Amin was added as a portfolio manager to the Fund.

Effective August 21, 2025, Randy Rennicke, CFA, was added as a portfolio manager to the Fund and effective September 1, 2025,Travis L. Keshemberg, CFA, CIPM, FRM, was no longer a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4524 10-25

Semi-Annual Shareholder Report

Spectrum Aggressive Growth Fund

October 31, 2025

WEAYX

Institutional Class

This semi-annual shareholder report contains important information about Spectrum Aggressive Growth Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$22	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$540,178,800
# of portfolio holdings	22
Portfolio turnover rate	16%
Total advisory fees paid	$597,018

What did the Fund invest in?

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Effective AllocationFootnote Reference1
U.S. large cap equities	56.6
International developed equities	16.5
Bonds	12.3
Emerging markets equities	10.1
U.S. small cap equities	4.5
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined Large Cap Portfolio	30.3
iShares Core S&P 500 ETF	15.7
iShares Core MSCI EAFE ETF	10.3
Allspring Disciplined International Developed Markets Portfolio	9.5
iShares Core MSCI Emerging Markets ETF	6.1
Allspring Special Large Value ETF	5.8
Allspring Emerging Markets Equity Fund Class R6	3.2
Allspring Large Cap Growth Fund Class R6	3.1
Allspring Premier Large Company Growth Fund Class R6	3.1
Allspring Disciplined Small Cap Fund Class R6	2.2

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

At a meeting held November 10-12, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as a second sub-adviser to the Fund, effective on December 15, 2025. In addition, as of that date, Rushabh Amin was added as a portfolio manager to the Fund.

Effective August 21, 2025, Randy Rennicke, CFA, was added as a portfolio manager to the Fund and effective September 1, 2025,Travis L. Keshemberg, CFA, CIPM, FRM, was no longer a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4719 10-25

Semi-Annual Shareholder Report

Spectrum Conservative Growth Fund

October 31, 2025

WMBGX

Class A

This semi-annual shareholder report contains important information about Spectrum Conservative Growth Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$38	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$200,734,050
# of portfolio holdings	33
Portfolio turnover rate	15%
Total advisory fees paid	$179,873

What did the Fund invest in?

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Effective AllocationFootnote Reference1
Bonds	48.1
Stocks	38.9
Inflation sensitive investments	10.9
Alternative investments	2.1
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined Large Cap Portfolio	15.2
Allspring Real Return Portfolio	12.4
Allspring Income Plus ETF	10.6
Allspring Broad Market Core Bond ETF	6.8
iShares Core MSCI EAFE ETF	5.1
Allspring High Yield Bond Fund Institutional Class	5.0
iShares Core S&P 500 ETF	5.0
Allspring Core Plus ETF	4.9
Allspring Diversified Income Builder Fund Class R6	4.9
Allspring Disciplined International Developed Markets Portfolio	4.1

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

At a meeting held November 10-12, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as a second sub-adviser to the Fund, effective on December 15, 2025. In addition, as of that date, Rushabh Amin was added as a portfolio manager to the Fund.

Effective August 21, 2025, Randy Rennicke, CFA, was added as a portfolio manager to the Fund and effective September 1, 2025,Travis L. Keshemberg, CFA, CIPM, FRM, was no longer a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4334 10-25

Semi-Annual Shareholder Report

Spectrum Conservative Growth Fund

October 31, 2025

WMBFX

Class C

This semi-annual shareholder report contains important information about Spectrum Conservative Growth Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$77	1.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$200,734,050
# of portfolio holdings	33
Portfolio turnover rate	15%
Total advisory fees paid	$179,873

What did the Fund invest in?

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Effective AllocationFootnote Reference1
Bonds	48.1
Stocks	38.9
Inflation sensitive investments	10.9
Alternative investments	2.1
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined Large Cap Portfolio	15.2
Allspring Real Return Portfolio	12.4
Allspring Income Plus ETF	10.6
Allspring Broad Market Core Bond ETF	6.8
iShares Core MSCI EAFE ETF	5.1
Allspring High Yield Bond Fund Institutional Class	5.0
iShares Core S&P 500 ETF	5.0
Allspring Core Plus ETF	4.9
Allspring Diversified Income Builder Fund Class R6	4.9
Allspring Disciplined International Developed Markets Portfolio	4.1

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

At a meeting held November 10-12, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as a second sub-adviser to the Fund, effective on December 15, 2025. In addition, as of that date, Rushabh Amin was added as a portfolio manager to the Fund.

Effective August 21, 2025, Randy Rennicke, CFA, was added as a portfolio manager to the Fund and effective September 1, 2025,Travis L. Keshemberg, CFA, CIPM, FRM, was no longer a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4580 10-25

Semi-Annual Shareholder Report

Spectrum Conservative Growth Fund

October 31, 2025

WMBZX

Institutional Class

This semi-annual shareholder report contains important information about Spectrum Conservative Growth Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$21	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$200,734,050
# of portfolio holdings	33
Portfolio turnover rate	15%
Total advisory fees paid	$179,873

What did the Fund invest in?

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Effective AllocationFootnote Reference1
Bonds	48.1
Stocks	38.9
Inflation sensitive investments	10.9
Alternative investments	2.1
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined Large Cap Portfolio	15.2
Allspring Real Return Portfolio	12.4
Allspring Income Plus ETF	10.6
Allspring Broad Market Core Bond ETF	6.8
iShares Core MSCI EAFE ETF	5.1
Allspring High Yield Bond Fund Institutional Class	5.0
iShares Core S&P 500 ETF	5.0
Allspring Core Plus ETF	4.9
Allspring Diversified Income Builder Fund Class R6	4.9
Allspring Disciplined International Developed Markets Portfolio	4.1

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

At a meeting held November 10-12, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as a second sub-adviser to the Fund, effective on December 15, 2025. In addition, as of that date, Rushabh Amin was added as a portfolio manager to the Fund.

Effective August 21, 2025, Randy Rennicke, CFA, was added as a portfolio manager to the Fund and effective September 1, 2025,Travis L. Keshemberg, CFA, CIPM, FRM, was no longer a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4722 10-25

Semi-Annual Shareholder Report

Spectrum Growth Fund

October 31, 2025

WGAFX

Class A

This semi-annual shareholder report contains important information about Spectrum Growth Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$39	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$203,782,536
# of portfolio holdings	33
Portfolio turnover rate	21%
Total advisory fees paid	$179,363

What did the Fund invest in?

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Effective AllocationFootnote Reference1
Stocks	56.6
Bonds	31.7
Inflation sensitive investments	10.3
Alternative investments	1.4
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined Large Cap Portfolio	18.9
iShares Core S&P 500 ETF	12.5
Allspring Real Return Portfolio	11.6
iShares Core MSCI EAFE ETF	6.8
Allspring Disciplined International Developed Markets Portfolio	5.9
Allspring Diversified Income Builder Fund Class R6	5.7
iShares Core MSCI Emerging Markets ETF	4.2
Allspring Special Large Value ETF	4.0
Allspring Broad Market Core Bond ETF	3.7
Allspring Core Plus ETF	3.7

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

At a meeting held November 10-12, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as a second sub-adviser to the Fund, effective on December 15, 2025. In addition, as of that date, Rushabh Amin was added as a portfolio manager to the Fund.

Effective August 21, 2025, Randy Rennicke, CFA, was added as a portfolio manager to the Fund and effective September 1, 2025,Travis L. Keshemberg, CFA, CIPM, FRM, was no longer a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4332 10-25

Semi-Annual Shareholder Report

Spectrum Growth Fund

October 31, 2025

WGCFX

Class C

This semi-annual shareholder report contains important information about Spectrum Growth Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$79	1.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$203,782,536
# of portfolio holdings	33
Portfolio turnover rate	21%
Total advisory fees paid	$179,363

What did the Fund invest in?

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Effective AllocationFootnote Reference1
Stocks	56.6
Bonds	31.7
Inflation sensitive investments	10.3
Alternative investments	1.4
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined Large Cap Portfolio	18.9
iShares Core S&P 500 ETF	12.5
Allspring Real Return Portfolio	11.6
iShares Core MSCI EAFE ETF	6.8
Allspring Disciplined International Developed Markets Portfolio	5.9
Allspring Diversified Income Builder Fund Class R6	5.7
iShares Core MSCI Emerging Markets ETF	4.2
Allspring Special Large Value ETF	4.0
Allspring Broad Market Core Bond ETF	3.7
Allspring Core Plus ETF	3.7

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

At a meeting held November 10-12, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as a second sub-adviser to the Fund, effective on December 15, 2025. In addition, as of that date, Rushabh Amin was added as a portfolio manager to the Fund.

Effective August 21, 2025, Randy Rennicke, CFA, was added as a portfolio manager to the Fund and effective September 1, 2025,Travis L. Keshemberg, CFA, CIPM, FRM, was no longer a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4525 10-25

Semi-Annual Shareholder Report

Spectrum Growth Fund

October 31, 2025

WGAYX

Institutional Class

This semi-annual shareholder report contains important information about Spectrum Growth Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$22	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$203,782,536
# of portfolio holdings	33
Portfolio turnover rate	21%
Total advisory fees paid	$179,363

What did the Fund invest in?

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Effective AllocationFootnote Reference1
Stocks	56.6
Bonds	31.7
Inflation sensitive investments	10.3
Alternative investments	1.4
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined Large Cap Portfolio	18.9
iShares Core S&P 500 ETF	12.5
Allspring Real Return Portfolio	11.6
iShares Core MSCI EAFE ETF	6.8
Allspring Disciplined International Developed Markets Portfolio	5.9
Allspring Diversified Income Builder Fund Class R6	5.7
iShares Core MSCI Emerging Markets ETF	4.2
Allspring Special Large Value ETF	4.0
Allspring Broad Market Core Bond ETF	3.7
Allspring Core Plus ETF	3.7

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

At a meeting held November 10-12, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as a second sub-adviser to the Fund, effective on December 15, 2025. In addition, as of that date, Rushabh Amin was added as a portfolio manager to the Fund.

Effective August 21, 2025, Randy Rennicke, CFA, was added as a portfolio manager to the Fund and effective September 1, 2025,Travis L. Keshemberg, CFA, CIPM, FRM, was no longer a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4720 10-25

Semi-Annual Shareholder Report

Spectrum Income Allocation Fund

October 31, 2025

WCAFX

Class A

This semi-annual shareholder report contains important information about Spectrum Income Allocation Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$38	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$88,594,699
# of portfolio holdings	32
Portfolio turnover rate	35%
Total advisory fees paid	$26,369

What did the Fund invest in?

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Effective AllocationFootnote Reference1
Bonds	63.0
Stocks	24.1
Inflation sensitive investments	11.0
Alternative investments	1.9
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Real Return Portfolio	12.3
Allspring Broad Market Core Bond ETF	11.1
Allspring Core Plus ETF	10.1
Allspring Income Plus ETF	10.0
Allspring Core Bond Portfolio	9.8
Allspring High Yield Bond Fund Institutional Class	6.2
iShares Core U.S. Aggregate Bond ETF	6.0
Allspring Disciplined Large Cap Portfolio	4.5
Allspring Diversified Income Builder Fund Class R6	4.5
Allspring Alternative Risk Premia Fund Class R6	3.3

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

At a meeting held November 10-12, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as a second sub-adviser to the Fund, effective on December 15, 2025. In addition, as of that date, Rushabh Amin was added as a portfolio manager to the Fund.

Effective August 21, 2025, Randy Rennicke, CFA, was added as a portfolio manager to the Fund and effective September 1, 2025,Travis L. Keshemberg, CFA, CIPM, FRM, was no longer a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4330 10-25

Semi-Annual Shareholder Report

Spectrum Income Allocation Fund

October 31, 2025

WCCFX

Class C

This semi-annual shareholder report contains important information about Spectrum Income Allocation Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$76	1.46%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$88,594,699
# of portfolio holdings	32
Portfolio turnover rate	35%
Total advisory fees paid	$26,369

What did the Fund invest in?

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Effective AllocationFootnote Reference1
Bonds	63.0
Stocks	24.1
Inflation sensitive investments	11.0
Alternative investments	1.9
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Real Return Portfolio	12.3
Allspring Broad Market Core Bond ETF	11.1
Allspring Core Plus ETF	10.1
Allspring Income Plus ETF	10.0
Allspring Core Bond Portfolio	9.8
Allspring High Yield Bond Fund Institutional Class	6.2
iShares Core U.S. Aggregate Bond ETF	6.0
Allspring Disciplined Large Cap Portfolio	4.5
Allspring Diversified Income Builder Fund Class R6	4.5
Allspring Alternative Risk Premia Fund Class R6	3.3

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

At a meeting held November 10-12, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as a second sub-adviser to the Fund, effective on December 15, 2025. In addition, as of that date, Rushabh Amin was added as a portfolio manager to the Fund.

Effective August 21, 2025, Randy Rennicke, CFA, was added as a portfolio manager to the Fund and effective September 1, 2025,Travis L. Keshemberg, CFA, CIPM, FRM, was no longer a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4523 10-25

Semi-Annual Shareholder Report

Spectrum Income Allocation Fund

October 31, 2025

WCYFX

Institutional Class

This semi-annual shareholder report contains important information about Spectrum Income Allocation Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$21	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$88,594,699
# of portfolio holdings	32
Portfolio turnover rate	35%
Total advisory fees paid	$26,369

What did the Fund invest in?

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Effective AllocationFootnote Reference1
Bonds	63.0
Stocks	24.1
Inflation sensitive investments	11.0
Alternative investments	1.9
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Real Return Portfolio	12.3
Allspring Broad Market Core Bond ETF	11.1
Allspring Core Plus ETF	10.1
Allspring Income Plus ETF	10.0
Allspring Core Bond Portfolio	9.8
Allspring High Yield Bond Fund Institutional Class	6.2
iShares Core U.S. Aggregate Bond ETF	6.0
Allspring Disciplined Large Cap Portfolio	4.5
Allspring Diversified Income Builder Fund Class R6	4.5
Allspring Alternative Risk Premia Fund Class R6	3.3

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

At a meeting held November 10-12, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as a second sub-adviser to the Fund, effective on December 15, 2025. In addition, as of that date, Rushabh Amin was added as a portfolio manager to the Fund.

Effective August 21, 2025, Randy Rennicke, CFA, was added as a portfolio manager to the Fund and effective September 1, 2025,Travis L. Keshemberg, CFA, CIPM, FRM, was no longer a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4718 10-25

Semi-Annual Shareholder Report

Spectrum Moderate Growth Fund

October 31, 2025

WGBAX

Class A

This semi-annual shareholder report contains important information about Spectrum Moderate Growth Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$38	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$437,417,392
# of portfolio holdings	33
Portfolio turnover rate	19%
Total advisory fees paid	$418,996

What did the Fund invest in?

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Effective AllocationFootnote Reference1
Stocks	48.3
Bonds	39.5
Inflation sensitive investments	10.0
Alternative investments	2.2
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined Large Cap Portfolio	18.0
Allspring Real Return Portfolio	11.4
iShares Core S&P 500 ETF	10.6
Allspring Income Plus ETF	8.5
Allspring Broad Market Core Bond ETF	6.6
iShares Core MSCI EAFE ETF	5.9
Allspring Diversified Income Builder Fund Class R6	5.1
Allspring Disciplined International Developed Markets Portfolio	5.0
Allspring Core Plus ETF	4.7
Allspring High Yield Bond Fund Institutional Class	3.9

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

At a meeting held November 10-12, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as a second sub-adviser to the Fund, effective on December 15, 2025. In addition, as of that date, Rushabh Amin was added as a portfolio manager to the Fund.

Effective August 21, 2025, Randy Rennicke, CFA, was added as a portfolio manager to the Fund and effective September 1, 2025,Travis L. Keshemberg, CFA, CIPM, FRM, was no longer a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4333 10-25

Semi-Annual Shareholder Report

Spectrum Moderate Growth Fund

October 31, 2025

WGBFX

Class C

This semi-annual shareholder report contains important information about Spectrum Moderate Growth Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$77	1.43%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$437,417,392
# of portfolio holdings	33
Portfolio turnover rate	19%
Total advisory fees paid	$418,996

What did the Fund invest in?

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Effective AllocationFootnote Reference1
Stocks	48.3
Bonds	39.5
Inflation sensitive investments	10.0
Alternative investments	2.2
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined Large Cap Portfolio	18.0
Allspring Real Return Portfolio	11.4
iShares Core S&P 500 ETF	10.6
Allspring Income Plus ETF	8.5
Allspring Broad Market Core Bond ETF	6.6
iShares Core MSCI EAFE ETF	5.9
Allspring Diversified Income Builder Fund Class R6	5.1
Allspring Disciplined International Developed Markets Portfolio	5.0
Allspring Core Plus ETF	4.7
Allspring High Yield Bond Fund Institutional Class	3.9

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

At a meeting held November 10-12, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as a second sub-adviser to the Fund, effective on December 15, 2025. In addition, as of that date, Rushabh Amin was added as a portfolio manager to the Fund.

Effective August 21, 2025, Randy Rennicke, CFA, was added as a portfolio manager to the Fund and effective September 1, 2025,Travis L. Keshemberg, CFA, CIPM, FRM, was no longer a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4526 10-25

Semi-Annual Shareholder Report

Spectrum Moderate Growth Fund

October 31, 2025

WGBIX

Institutional Class

This semi-annual shareholder report contains important information about Spectrum Moderate Growth Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$20	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$437,417,392
# of portfolio holdings	33
Portfolio turnover rate	19%
Total advisory fees paid	$418,996

What did the Fund invest in?

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Effective AllocationFootnote Reference1
Stocks	48.3
Bonds	39.5
Inflation sensitive investments	10.0
Alternative investments	2.2
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined Large Cap Portfolio	18.0
Allspring Real Return Portfolio	11.4
iShares Core S&P 500 ETF	10.6
Allspring Income Plus ETF	8.5
Allspring Broad Market Core Bond ETF	6.6
iShares Core MSCI EAFE ETF	5.9
Allspring Diversified Income Builder Fund Class R6	5.1
Allspring Disciplined International Developed Markets Portfolio	5.0
Allspring Core Plus ETF	4.7
Allspring High Yield Bond Fund Institutional Class	3.9

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

At a meeting held November 10-12, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as a second sub-adviser to the Fund, effective on December 15, 2025. In addition, as of that date, Rushabh Amin was added as a portfolio manager to the Fund.

Effective August 21, 2025, Randy Rennicke, CFA, was added as a portfolio manager to the Fund and effective September 1, 2025,Travis L. Keshemberg, CFA, CIPM, FRM, was no longer a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4721 10-25

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring Absolute Return Fund and Macro Strategies Portfolio
Long Form Financial Statements
Semi-Annual Report
October 31, 2025

Allspring Absolute Return Fund | 1

Portfolio of investments—October 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Investment companies: 97.16%
Affiliated master portfolios: 59.47%
Allspring Disciplined International Developed Markets Portfolio		$21,955,207
Allspring Disciplined Large Cap Portfolio		29,388,608
Allspring Macro Strategies Portfolio		210,123,725
		261,467,540
Alternative investment funds: 17.20%
Allspring Alternative Risk Premia Fund Class R6♠	8,856,921	75,638,106
Exchange-traded funds: 14.92%
Allspring Income Plus ETF♠	1,711,343	43,480,434
iShares J.P. Morgan USD Emerging Markets Bond ETF	229,000	22,137,430
		65,617,864
Stock funds: 5.57%
Allspring Emerging Markets Equity Advantage Fund Class R6♠	1,637,201	24,476,152
Total investment companies (Cost $387,262,043)		427,199,662

		Yield
Short-term investments: 3.00%
Investment companies: 3.00%
Allspring Government Money Market Fund Select Class♠∞		4.06%	13,168,129	13,168,129
Total short-term investments (Cost $13,168,129)				13,168,129
Total investments in securities (Cost $400,430,172)	100.16%			440,367,791
Other assets and liabilities, net	(0.16)			(689,205)
Total net assets	100.00%			$439,678,586

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
The accompanying notes are an integral part of these financial statements.
2 | Allspring Absolute Return Fund

Portfolio of investments—October 31, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Alternative Risk Premia Fund Class R6	$70,943,938	$0	$0	$0	$4,694,168	$75,638,106
Allspring Emerging Markets Equity Advantage Fund Class R6	26,170,090	269,916	(8,000,000)	1,180,671	4,855,475	24,476,152
Allspring Income Plus ETF	65,032,750	0	(22,743,336)	208,656	982,364	43,480,434
Short-term investments
Allspring Government Money Market Fund Select Class	0	81,830,368	(68,662,239)	0	0	13,168,129
Affiliated securities no longer held at end of period
Allspring Short Term-High Income Fund Institutional Class	20,963,478	104,809	(21,283,832)	162,222	53,323	0
				$1,551,549	$10,585,330	$156,762,821

	Shares, end of period	Dividends from affiliated Underlying Funds
Investment companies
Allspring Alternative Risk Premia Fund Class R6	8,856,921	$0
Allspring Emerging Markets Equity Advantage Fund Class R6	1,637,201	269,916
Allspring Income Plus ETF	1,711,343	1,228,689
Short-term investments
Allspring Government Money Market Fund Select Class	13,168,129	459,890
Affiliated securities no longer held at end of period
Allspring Short Term-High Income Fund Institutional Class	0	301,065
		$2,259,560
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Disciplined International Developed Markets Portfolio	11.01%	7.94%	$461,471	$2,535,398	$1,327	$384,805	$9,410	$21,955,207
Allspring Disciplined Large Cap Portfolio	13.64	8.52	1,180,465	5,814,437	2,614	202,334	12,747	29,388,608
Allspring Macro Strategies Portfolio	100.00	100.00	(3,972,698)	7,637,306	2,800,579	386,899	551,851	210,123,725
			$(2,330,762)	$15,987,141	$2,804,520	$974,038	$574,008	$261,467,540
The accompanying notes are an integral part of these financial statements.
Allspring Absolute Return Fund | 3

Statement of assets and liabilities—October 31, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in affiliated Master Portfolio, at value (cost $232,640,684)	$261,467,540
Investments in unaffiliated Underlying Funds, at value (cost $21,140,181)	22,137,430
Investments in affiliated Underlying Funds, at value (cost $146,649,307)	156,762,821
Receivable for interest	58,121
Receivable for Fund shares sold	41,088
Prepaid expenses and other assets	9,879
Total assets	440,476,879
Liabilities
Payable for Fund shares redeemed	320,602
Shareholder report expenses payable	221,017
Management fee payable	77,287
Administration fees payable	62,168
Professional fees payable	53,429
Shareholder servicing fees payable	46,346
Distribution fee payable	7,398
Trustees’ fees and expenses payable	1,007
Accrued expenses and other liabilities	9,039
Total liabilities	798,293
Total net assets	$439,678,586
Net assets consist of
Paid-in capital	$766,355,984
Total distributable loss	(326,677,398)
Total net assets	$439,678,586
Computation of net asset value and offering price per share
Net assets–Class A	$193,607,603
Shares outstanding–Class A1	17,350,211
Net asset value per share–Class A	$11.16
Maximum offering price per share – Class A2	$11.84
Net assets–Class C	$10,877,364
Shares outstanding–Class C1	949,412
Net asset value per share–Class C	$11.46
Net assets–Class R6	$31,752,001
Shares outstanding–Class R6[1]	2,831,987
Net asset value per share–Class R6	$11.21
Net assets–Institutional Class	$203,441,618
Shares outstanding–Institutional Class[1]	18,129,319
Net asset value per share–Institutional Class	$11.22
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
4 | Allspring Absolute Return Fund

Statement of operations—six months ended October 31, 2025 (unaudited)
Statement of operations
Investment income
Interest allocated from affiliated Master Portfolios	$2,804,520
Dividends from affiliated Underlying Funds	2,259,560
Dividends allocated from affiliated Master Portfolios (net of foreign withholding taxes of $57,692)	974,038
Affiliated income allocated from affiliated Master Portfolios	574,008
Interest	459,890
Dividends from unaffiliated Underlying Funds	4,787
Expenses allocated from affiliated Master Portfolios	(502,816)
Total investment income	6,573,987
Expenses
Management fee	528,510
Administration fees
Class A	195,352
Class C	11,789
Class R6	4,735
Administrator Class	5,020 [1]
Institutional Class	145,180
Shareholder servicing fees
Class A	243,776
Class C	14,670
Administrator Class	9,241 [1]
Distribution fee
Class C	44,011
Custody and accounting fees	7,386
Professional fees	24,239
Registration fees	31,140
Shareholder report expenses	2
Trustees’ fees and expenses	5,972
Other fees and expenses	8,819
Total expenses	1,279,842
Less: Fee waivers and/or expense reimbursements
Fund-level	(2,392)
Class A	(7,767)
Class R6	(1,266)
Institutional Class	(64,790)
Net expenses	1,203,627
Net investment income	5,370,360
1 For the period from May 1, 2025 to September 12, 2025
The accompanying notes are an integral part of these financial statements.
Allspring Absolute Return Fund | 5

Statement of operations—six months ended October 31, 2025 (unaudited)
Statement of operations
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Investments allocated from affiliated Master Portfolios	$(2,330,762)
Affiliated Underlying Funds	1,551,549
Unaffiliated Underlying Funds	27,796
Net realized losses on investments	(751,417)
Net change in unrealized gains (losses) on
Investments allocated from affiliated Master Portfolios	15,987,141
Affiliated Underlying Funds	10,585,330
Unaffiliated Underlying Funds	1,557,787
Net change in unrealized gains (losses) on investments	28,130,258
Net realized and unrealized gains (losses) on investments	27,378,841
Net increase in net assets resulting from operations	$32,749,201
The accompanying notes are an integral part of these financial statements.
6 | Allspring Absolute Return Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended October 31, 2025 (unaudited)		Year ended April 30, 2025
Operations
Net investment income		$5,370,360		$15,377,657
Net realized gains (losses) on investments		(751,417)		111,016
Net change in unrealized gains (losses) on investments		28,130,258		23,836,068
Net increase in net assets resulting from operations		32,749,201		39,324,741
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(20,999,410)
Class C		0		(1,332,697)
Class R6		0		(4,016,041)
Administrator Class		0 [1]		(1,176,501)
Institutional Class		0		(28,445,896)
Total distributions to shareholders		0		(55,970,545)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	288,823	3,103,736	607,634	6,626,048
Class C	16,643	178,339	25,036	274,395
Class R6	50,286	537,250	220,451	2,479,130
Administrator Class	16,464 [1]	174,137 [1]	71,157	801,421
Institutional Class	679,482	7,238,965	2,602,670	29,099,887
		11,232,427		39,280,881
Reinvestment of distributions
Class A	0	0	1,811,187	18,854,463
Class C	0	0	116,849	1,257,289
Class R6	0	0	4,082	42,574
Administrator Class	0 [1]	0 [1]	106,263	1,126,391
Institutional Class	0	0	2,494,581	26,043,425
		0		47,324,142
Payment for shares redeemed
Class A	(2,044,007)	(21,567,382)	(4,680,568)	(51,867,300)
Class C	(248,764)	(2,694,426)	(603,113)	(6,875,062)
Class R6	(455,206)	(4,732,327)	(861,904)	(9,704,636)
Administrator Class	(81,739)[1]	(870,812)[1]	(503,607)	(5,692,543)
Institutional Class	(6,243,682)	(66,601,397)	(14,972,479)	(166,928,815)
		(96,466,344)		(241,068,356)
1 For the period from May 1, 2025 to September 12, 2025
The accompanying notes are an integral part of these financial statements.
Allspring Absolute Return Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Six months ended October 31, 2025 (unaudited)		Year ended April 30, 2025
	Shares		Shares
Share conversions
Administrator Class	(929,230)[2]	$(10,227,567)[2]	0	$0
Institutional Class	942,129 [2]	10,227,567 [2]	0	0
		0		0
Net decrease in net assets resulting from capital share transactions		(85,233,917)		(154,463,333)
Total decrease in net assets		(52,484,716)		(171,109,137)
Net assets
Beginning of period		492,163,302		663,272,439
End of period		$439,678,586		$492,163,302
2 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
8 | Allspring Absolute Return Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.38	$10.87	$10.32	$10.20	$11.07	$10.11
Net investment income	0.11 [1]	0.27 [1]	0.56 [1]	0.24 [1]	0.17 [1]	0.22
Net realized and unrealized gains (losses) on investments	0.67	0.37	0.29	0.11	(0.70)	1.09
Total from investment operations	0.78	0.64	0.85	0.35	(0.53)	1.31
Distributions to shareholders from
Net investment income	0.00	(1.13)	(0.30)	(0.23)	(0.34)	(0.35)
Net asset value, end of period	$11.16	$10.38	$10.87	$10.32	$10.20	$11.07
Total return[2]	7.51%	5.89%	8.28%	3.55%	(4.89)%	13.16%
Ratios to average net assets (annualized)
Gross expenses	0.71%*	0.71%*	0.70%*,^	0.71%^	0.70%^	0.69%^
Net expenses	0.70%*	0.70%*	0.70%*,^	0.70%^	0.70%^	0.69%^
Net investment income	2.10%	2.40%	5.25%	2.36%	1.62%	2.33%
Supplemental data
Portfolio turnover rate	5%	43%	47%	8%	6%	5%
Net assets, end of period (000s omitted)	$193,608	$198,294	$232,308	$285,240	$325,369	$353,134

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended October 31, 2025 (unaudited)	0.21%
Year ended April 30, 2025	0.24%
Year ended April 30, 2024	0.04%

^
Ratios do not include net expenses of GMO Benchmark-Free Allocation Fund, Class MF. Including net expenses allocated from GMO Benchmark-Free Allocation Fund,
Class MF, the ratios would be increased by the following amounts:

Year ended April 30, 2024	0.71%
Year ended April 30, 2023	0.69%
Year ended April 30, 2022	0.70%
Year ended April 30, 2021	0.67%

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Absolute Return Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30
Class C		2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.70	$11.17	$10.51	$10.22	$10.90	$9.95
Net investment income	0.08 [1]	0.19 [1]	0.46 [1]	0.13 [1]	0.06 [1]	0.12 [1]
Payment from affiliate	0.00	0.00	0.00	0.00	0.00	0.05
Net realized and unrealized gains (losses) on investments	0.68	0.39	0.33	0.16	(0.67)	1.08
Total from investment operations	0.76	0.58	0.79	0.29	(0.61)	1.25
Distributions to shareholders from
Net investment income	0.00	(1.05)	(0.13)	0.00	(0.07)	(0.30)
Net asset value, end of period	$11.46	$10.70	$11.17	$10.51	$10.22	$10.90
Total return[2]	7.10%	5.10%	7.47%	2.84%	(5.59)%	12.66%[3]
Ratios to average net assets (annualized)
Gross expenses	1.45%*	1.45%*	1.44%*,^	1.45%^	1.43%^	1.44%^
Net expenses	1.45%*	1.45%*	1.44%*,^	1.45%^	1.43%^	1.44%^
Net investment income	1.35%	1.63%	4.24%	1.34%	0.61%	1.18%
Supplemental data
Portfolio turnover rate	5%	43%	47%	8%	6%	5%
Net assets, end of period (000s omitted)	$10,877	$12,639	$18,352	$30,295	$58,948	$131,690

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended October 31, 2025 (unaudited)	0.21%
Year ended April 30, 2025	0.24%
Year ended April 30, 2024	0.04%

^
Ratios do not include net expenses of GMO Benchmark-Free Allocation Fund, Class MF. Including net expenses allocated from GMO Benchmark-Free Allocation Fund,
Class MF, the ratios would be increased by the following amounts:

Year ended April 30, 2024	0.71%
Year ended April 30, 2023	0.69%
Year ended April 30, 2022	0.70%
Year ended April 30, 2021	0.67%

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[3]	During the year ended April 30, 2021, the Fund received a payment from an affiliate that had an impact of 0.53% on total return.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Absolute Return Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30
Class R6		2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.41	$10.90	$10.35	$10.23	$11.10	$10.11
Net investment income	0.14 [1]	0.32 [1]	0.70 [1]	0.19 [1]	0.21 [1]	0.28
Net realized and unrealized gains (losses) on investments	0.66	0.37	0.21	0.21	(0.70)	1.08
Total from investment operations	0.80	0.69	0.91	0.40	(0.49)	1.36
Distributions to shareholders from
Net investment income	0.00	(1.18)	(0.36)	(0.28)	(0.38)	(0.37)
Net asset value, end of period	$11.21	$10.41	$10.90	$10.35	$10.23	$11.10
Total return[2]	7.68%	6.33%	8.79%	3.99%	(4.50)%	13.62%
Ratios to average net assets (annualized)
Gross expenses	0.29%*	0.29%*	0.28%*,^	0.27%^	0.27%^	0.26%^
Net expenses	0.28%*	0.28%*	0.28%*,^	0.27%^	0.27%^	0.26%^
Net investment income	2.52%	2.84%	6.51%	1.89%	1.91%	2.63%
Supplemental data
Portfolio turnover rate	5%	43%	47%	8%	6%	5%
Net assets, end of period (000s omitted)	$31,752	$33,684	$42,227	$4,057	$10,494	$17,332

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended October 31, 2025 (unaudited)	0.21%
Year ended April 30, 2025	0.24%
Year ended April 30, 2024	0.04%

^
Ratios do not include net expenses of GMO Benchmark-Free Allocation Fund, Class MF. Including net expenses allocated from GMO Benchmark-Free Allocation Fund,
Class MF, the ratios would be increased by the following amounts:

Year ended April 30, 2024	0.71%
Year ended April 30, 2023	0.69%
Year ended April 30, 2022	0.70%
Year ended April 30, 2021	0.67%

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Absolute Return Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30
Institutional Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.42	$10.91	$10.35	$10.23	$11.10	$10.11
Net investment income	0.13 [1]	0.31 [1]	0.59 [1]	0.26 [1]	0.21 [1]	0.26 [1]
Net realized and unrealized gains (losses) on investments	0.67	0.37	0.32	0.13	(0.71)	1.09
Total from investment operations	0.80	0.68	0.91	0.39	(0.50)	1.35
Distributions to shareholders from
Net investment income	0.00	(1.17)	(0.35)	(0.27)	(0.37)	(0.36)
Net asset value, end of period	$11.22	$10.42	$10.91	$10.35	$10.23	$11.10
Total return[2]	7.68%	6.22%	8.77%	3.97%	(4.59)%	13.57%
Ratios to average net assets (annualized)
Gross expenses	0.39%*	0.39%*	0.38%*,^	0.38%^	0.37%^	0.36%^
Net expenses	0.33%*	0.33%*	0.33%*,^	0.33%^	0.33%^	0.33%^
Net investment income	2.47%	2.76%	5.58%	2.56%	1.90%	2.43%
Supplemental data
Portfolio turnover rate	5%	43%	47%	8%	6%	5%
Net assets, end of period (000s omitted)	$203,442	$237,033	$355,795	$734,148	$922,867	$1,188,488

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended October 31, 2025 (unaudited)	0.21%
Year ended April 30, 2025	0.24%
Year ended April 30, 2024	0.04%

^
Ratios do not include net expenses of GMO Benchmark-Free Allocation Fund, Class MF. Including net expenses allocated from GMO Benchmark-Free Allocation Fund,
Class MF, the ratios would be increased by the following amounts:

Year ended April 30, 2024	0.71%
Year ended April 30, 2023	0.69%
Year ended April 30, 2022	0.70%
Year ended April 30, 2021	0.67%

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Absolute Return Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Absolute Return Fund ( the “Fund”) which is a diversified series of the Trust.
The Fund is a fund-of-funds that invests in various affiliated and unaffiliated mutual funds and exchange-traded funds (collectively the “Underlying Funds”) employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Fund may also invest directly in securities. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated Underlying Funds may also include investments in one or more separate diversified portfolios (collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investments in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios are presented in separate financial statements and may be obtained free of charge by contacting Investor Services or by visiting the SEC website at sec.gov. The financial statements of the affiliated Master Portfolios are filed with the SEC under Allspring Master Trust. The financial statements for all other affiliated Underlying Funds are also publicly available on the SEC website at sec.gov.
Effective at the close of business on September 12, 2025, Administrator Class shares became Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Investment transactions and income recognition
Investments in the affiliated Master Portfolios are recorded on a trade date basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Allspring Absolute Return Fund | 13

Notes to financial statements (unaudited)
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Cayman Subsidiary of a Master Portfolio that the Fund invests in, is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of October 31, 2025, the aggregate cost of all investments for federal income tax purposes was $402,974,902 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$39,937,619
Gross unrealized losses	(2,544,730)
Net unrealized gains	$37,392,889
As of April 30, 2025, the Fund had capital loss carryforwards which consisted of $3,030,950 in short-term capital losses and $374,758,854 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
14 | Allspring Absolute Return Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$165,732,122	$0	$0	$165,732,122
Short-term investments
Investment companies	13,168,129	0	0	13,168,129
Investments measured at net asset value*				261,467,540
Total assets	$178,900,251	$0	$0	$440,367,791

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of assets and liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $261,467,540. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

At October 31, 2025, the Fund did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation
Allspring Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Allspring Macro Strategies Portfolio	Seeks long-term capital appreciation
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, LLC (“Allspring Funds Management”), a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.225%
Next $4 billion	0.200
Next $5 billion	0.175
Next $10 billion	0.165
Over $20 billion	0.160
For the six months ended October 31, 2025, the management fee was equivalent to an annual rate of 0.225% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC (“Allspring Investments”) and Allspring Global Investments (UK) Limited (“Allspring UK”), each an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, serves as subadvisers to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
Allspring Absolute Return Fund | 15

Notes to financial statements (unaudited)
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Allspring Funds Management has contractually committed through August 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of October 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.70%
Class C	1.45
Class R6	0.28
Institutional Class	0.33
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended October 31, 2025, Allspring Funds Distributor received $1,142 from the sale of Class A shares and $35 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended October 31, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
5.INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing in affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. Purchases and sales on Underlying Funds and unaffiliated securities in which the Fund invests are actual purchases and sales of those investments. Purchases and sales of investments, excluding short-term securities, for the six months ended October 31, 2025 were as follows:
Purchases at cost		Sales Proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$9,031,375	$8,012,756	$8,376,220	$61,916,991
16 | Allspring Absolute Return Fund

Notes to financial statements (unaudited)
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended October 31, 2025, there were no borrowings by the Fund under the agreement.
7.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
9.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
Allspring Absolute Return Fund | 17

Consolidated portfolio of investments—October 31, 2025 (unaudited)
Consolidated portfolio of investments

	Shares	Value
Common stocks: 9.31%
Real estate: 9.31%
Health care REITs: 1.12%
Alexandria Real Estate Equities, Inc.	3,862	$224,846
Welltower, Inc.	11,715	2,120,883
		2,345,729
Industrial REITs: 1.71%
First Industrial Realty Trust, Inc.	10,466	578,560
Prologis, Inc.	15,444	1,916,446
Rexford Industrial Realty, Inc.	10,140	418,985
Terreno Realty Corp.	11,763	672,020
		3,586,011
Residential REITs: 1.86%
American Homes 4 Rent Class A	17,830	563,428
Camden Property Trust	5,512	548,334
Equity LifeStyle Properties, Inc.	9,645	588,827
Independence Realty Trust, Inc.	21,870	348,389
Invitation Homes, Inc.	21,359	601,256
Mid-America Apartment Communities, Inc.	5,087	652,306
Sun Communities, Inc.	4,786	605,908
		3,908,448
Retail REITs: 0.59%
Federal Realty Investment Trust	2,868	275,873
Simon Property Group, Inc.	5,534	972,656
		1,248,529
Specialized REITs: 4.03%
American Tower Corp.	9,333	1,670,420
Crown Castle, Inc.	5,015	452,453
CubeSmart	10,252	386,193
Equinix, Inc.	2,264	1,915,367
Extra Space Storage, Inc.	6,421	857,460
Four Corners Property Trust, Inc.	10,335	244,320
Gaming & Leisure Properties, Inc.	7,567	337,942
Iron Mountain, Inc.	9,480	975,966
SBA Communications Corp. Class A	4,541	869,511
VICI Properties, Inc. Class A	25,008	749,990
		8,459,622
Total common stocks (Cost $19,326,441)		19,548,339

	Interest rate	Maturity date	Principal
U.S. Treasury securities: 38.22%
TIPS	0.13%	10-15-2026	$1,938,620	1,922,864
TIPS	0.13	4-15-2027	126,228	124,088
TIPS	0.13	1-15-2030	1,870,090	1,781,568
The accompanying notes are an integral part of these consolidated financial statements.
18 | Allspring Macro Strategies Portfolio

Consolidated portfolio of investments—October 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
TIPS	0.13%	1-15-2031	$4,679,884	$4,387,650
TIPS	0.13	7-15-2031	7,627,970	7,111,060
TIPS	0.13	1-15-2032	7,626,616	7,012,329
TIPS	0.13	2-15-2052	5,516,886	3,043,432
TIPS	0.25	7-15-2029	2,381,302	2,303,816
TIPS	0.38	1-15-2027	120,716	119,440
TIPS	0.38	7-15-2027	1,192,068	1,180,586
TIPS	0.50	1-15-2028	7,040,521	6,934,740
TIPS	0.63	7-15-2032	122,665	115,944
TIPS	0.75	7-15-2028	116,168	115,194
TIPS	0.75	2-15-2042	8,467,120	6,758,230
TIPS	0.75	2-15-2045	144,471	108,884
TIPS	0.88	2-15-2047	214,755	160,408
TIPS	1.13	1-15-2033	119,648	115,807
TIPS	1.25	4-15-2028	108,019	108,015
TIPS	1.50	2-15-2053	1,667,669	1,351,722
TIPS	1.63	10-15-2027	120,314	121,769
TIPS	1.63	10-15-2029	102,970	104,668
TIPS	1.75	1-15-2028	123,726	125,198
TIPS	1.75	1-15-2034	1,470,386	1,475,890
TIPS	1.88	7-15-2034	800,242	811,460
TIPS	2.13	1-15-2035	7,812,959	8,038,205
TIPS	2.13	2-15-2041	510,434	511,497
TIPS	2.38	1-15-2027	4,948,451	5,012,300
TIPS	2.38	10-15-2028	6,611,313	6,853,569
TIPS	3.63	4-15-2028	6,370,271	6,734,793
TIPS	3.88	4-15-2029	1,399,332	1,521,028
U.S. Treasury Inflation-Indexed Notes	1.88	7-15-2035	4,212,742	4,247,343
Total U.S. Treasury securities (Cost $79,834,380)				80,313,497

		Yield	Shares
Short-term investments: 33.64%
Investment companies: 33.64%
Allspring Government Money Market Fund Select Class♠∞*		4.06	70,695,984	70,695,984
Total short-term investments (Cost $70,695,984)				70,695,984
Total investments in securities (Cost $169,856,805)	81.17%			170,557,820
Other assets and liabilities, net	18.83			39,565,905
Total net assets	100.00%			$210,123,725

♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
*	A portion of the holding represents an investment held in Macro Strategies Special Investments (Cayman) Ltd., the consolidated entity.

Abbreviations:
REIT	Real estate investment trust
TIPS	Treasury Inflation-Protected Securities
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Macro Strategies Portfolio | 19

Consolidated portfolio of investments—October 31, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$55,705,784	$129,498,686	$(114,508,486)	$0	$0	$70,695,984	70,695,984	$945,037
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
AUD	14,353,000	USD	9,533,736	Morgan Stanley Co.	12-17-2025	$0	$(138,146)
USD	664	AUD	1,000	Morgan Stanley Co.	12-17-2025	10	0
USD	9,844,839	AUD	14,869,000	Morgan Stanley Co.	12-17-2025	111,471	0
BRL	34,741,000	USD	6,287,509	Morgan Stanley Co.	12-17-2025	103,986	0
USD	905	BRL	5,000	Morgan Stanley Co.	12-17-2025	0	(15)
USD	4,221,043	BRL	22,835,000	Morgan Stanley Co.	12-17-2025	19,962	0
USD	12,657,301	CAD	17,450,000	Morgan Stanley Co.	12-17-2025	187,516	0
USD	725	CAD	1,000	Morgan Stanley Co.	12-17-2025	11	0
USD	4,037,257	CAD	5,605,000	Morgan Stanley Co.	12-17-2025	31,919	0
CHF	541,000	USD	686,753	Morgan Stanley Co.	12-17-2025	0	(11,077)
USD	1,269	CHF	1,000	Morgan Stanley Co.	12-17-2025	21	0
USD	1,953,397	CHF	1,543,000	Morgan Stanley Co.	12-17-2025	26,284	0
USD	862	CLP	828,000	Morgan Stanley Co.	12-17-2025	0	(17)
USD	3,146,703	CLP	3,022,597,000	Morgan Stanley Co.	12-17-2025	0	(60,641)
CLP	635,832,000	USD	662,656	Morgan Stanley Co.	12-17-2025	12,039	0
USD	867	CZK	18,000	Morgan Stanley Co.	12-17-2025	14	0
CZK	88,527,000	USD	4,266,417	Morgan Stanley Co.	12-17-2025	0	(68,680)
CZK	22,615,000	USD	1,098,554	Morgan Stanley Co.	12-17-2025	0	(26,205)
EUR	1,784,000	USD	2,104,324	Morgan Stanley Co.	12-17-2025	0	(42,980)
USD	1,180	EUR	1,000	Morgan Stanley Co.	12-17-2025	24	0
EUR	496,000	USD	585,782	Morgan Stanley Co.	12-17-2025	0	(12,672)
GBP	6,343,000	USD	8,604,666	Morgan Stanley Co.	12-17-2025	0	(271,413)
USD	1,357	GBP	1,000	Morgan Stanley Co.	12-17-2025	43	0
USD	873	HUF	294,000	Morgan Stanley Co.	12-17-2025	1	0
HUF	1,788,339,000	USD	5,307,343	Morgan Stanley Co.	12-17-2025	0	(6,439)
HUF	862,380,000	USD	2,596,126	Morgan Stanley Co.	12-17-2025	0	(39,902)
USD	3,646,031	IDR	60,195,246,000	Morgan Stanley Co.	12-17-2025	27,879	0
USD	866	IDR	14,298,000	Morgan Stanley Co.	12-17-2025	7	0
USD	8,811,293	IDR	147,248,164,000	Morgan Stanley Co.	12-17-2025	0	(39,345)
USD	19,262,653	INR	1,705,862,000	Morgan Stanley Co.	12-17-2025	88,915	0
USD	228,765	INR	20,259,000	Morgan Stanley Co.	12-17-2025	1,056	0
USD	2,817,610	INR	251,035,000	Morgan Stanley Co.	12-17-2025	0	(4,001)
USD	857	JPY	125,000	Morgan Stanley Co.	12-17-2025	42	0
USD	7,903,520	JPY	1,153,401,000	Morgan Stanley Co.	12-17-2025	386,991	0
JPY	233,226,000	USD	1,600,977	Morgan Stanley Co.	12-17-2025	0	(81,081)
USD	10,648,055	KRW	14,700,992,000	Morgan Stanley Co.	12-17-2025	309,271	0
USD	851	KRW	1,175,000	Morgan Stanley Co.	12-17-2025	25	0
USD	1,653,124	KRW	2,311,663,000	Morgan Stanley Co.	12-17-2025	27,398	0
The accompanying notes are an integral part of these consolidated financial statements.
20 | Allspring Macro Strategies Portfolio

Consolidated portfolio of investments—October 31, 2025 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
MXN	55,657,000	USD	2,966,308	Morgan Stanley Co.	12-17-2025	$16,000	$0
USD	853	MXN	16,000	Morgan Stanley Co.	12-17-2025	0	(5)
USD	3,404,883	MXN	62,839,000	Morgan Stanley Co.	12-17-2025	37,737	0
USD	911	NOK	9,000	Morgan Stanley Co.	12-17-2025	22	0
NOK	87,522,000	USD	8,856,541	Morgan Stanley Co.	12-17-2025	0	(216,473)
USD	4,840,143	NOK	48,030,000	Morgan Stanley Co.	12-17-2025	98,678	0
USD	2,029,704	NZD	3,395,000	Morgan Stanley Co.	12-17-2025	83,361	0
NZD	28,000	USD	16,740	Morgan Stanley Co.	12-17-2025	0	(687)
USD	5,834,590	NZD	9,986,000	Morgan Stanley Co.	12-17-2025	109,646	0
USD	113,785	PLN	414,000	Morgan Stanley Co.	12-17-2025	1,724	0
PLN	22,199,000	USD	6,101,251	Morgan Stanley Co.	12-17-2025	0	(92,458)
PLN	3,728,000	USD	1,028,333	Morgan Stanley Co.	12-17-2025	0	(19,243)
USD	864	SEK	8,000	Morgan Stanley Co.	12-17-2025	19	0
SEK	53,535,000	USD	5,779,788	Morgan Stanley Co.	12-17-2025	0	(130,114)
ZAR	109,087,000	USD	6,198,362	Morgan Stanley Co.	12-17-2025	75,034	0
USD	852	ZAR	15,000	Morgan Stanley Co.	12-17-2025	0	(10)
USD	3,159,507	ZAR	54,523,000	Morgan Stanley Co.	12-17-2025	23,988	0
						$1,781,094	$(1,261,604)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Gas Oil Futures**	39	11-12-2025	$2,684,140	$2,802,150	$118,010	$0
LME Lead Futures**	6	11-17-2025	297,521	300,117	2,596	0
Light Sweet Crude Oil Futures**	96	11-20-2025	5,945,021	5,854,080	0	(90,941)
CAC 40 Index	105	11-21-2025	9,601,614	9,842,018	240,404	0
Henry Hub Natural Gas Futures**	7	11-25-2025	278,880	288,680	9,800	0
Brent Crude Oil Futures**	26	11-28-2025	1,695,779	1,684,020	0	(11,759)
Reformulated Gasoline Blendstock for Oxygen Blending Futures**	49	11-28-2025	3,823,622	3,911,846	88,224	0
10-Year Euro BUND Index	209	12-8-2025	30,939,352	31,170,551	231,199	0
French Government Bond	147	12-8-2025	20,446,094	20,768,207	322,113	0
TOPIX Index	86	12-11-2025	17,157,505	18,605,152	1,447,647	0
Corn Futures**	249	12-12-2025	5,342,645	5,372,175	29,530	0
Soybean Oil Futures**	147	12-12-2025	4,414,989	4,293,576	0	(121,413)
10-Year Australian Bond	977	12-15-2025	72,567,302	72,626,911	59,609	0
Cocoa Futures**	10	12-15-2025	694,913	615,100	0	(79,813)
Japanese Yen Futures	153	12-15-2025	13,166,307	12,462,806	0	(703,501)
LME Copper Futures**	29	12-15-2025	7,321,075	7,896,352	575,277	0
LME Nickel Futures**	9	12-15-2025	819,484	816,948	0	(2,536)
LME Primary Aluminum Futures**	83	12-15-2025	5,579,514	5,980,565	401,051	0
Swiss Franc Futures	133	12-15-2025	21,171,577	20,764,625	0	(406,952)
10-Year Canadian Bond	846	12-18-2025	73,505,050	74,047,243	542,193	0
C Coffee Futures**	15	12-18-2025	1,704,299	2,205,281	500,982	0
S&P ASX Share Price Index 200	74	12-18-2025	10,772,053	10,763,365	0	(8,688)
S&P/TSX 60 Index	43	12-18-2025	10,637,259	10,924,217	286,958	0
10-Year U.S. Treasury Notes	685	12-19-2025	77,136,774	77,180,234	43,460	0
DAX Index	12	12-19-2025	8,266,938	8,310,837	43,899	0
E-Mini NASDAQ 100 Index	61	12-19-2025	29,712,988	31,724,880	2,011,892	0
E-Mini Russell 2000 Index	21	12-19-2025	2,536,912	2,614,395	77,483	0
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Macro Strategies Portfolio | 21

Consolidated portfolio of investments—October 31, 2025 (unaudited)

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long (continued)
E-Mini S&P 500 Index	87	12-19-2025	$28,953,231	$29,901,900	$948,669	$0
E-Mini Utilities Select Sector Futures	146	12-19-2025	13,411,004	13,169,200	0	(241,804)
Euro STOXX 50 Index	371	12-19-2025	23,323,973	24,242,524	918,551	0
FTSE 100 Index	102	12-19-2025	12,518,851	13,059,383	540,532	0
MSCI Emerging Markets Index	349	12-19-2025	23,572,836	24,562,620	989,784	0
Ultra 10-Year U.S. Treasury Notes	824	12-19-2025	95,715,850	95,159,125	0	(556,725)
Long Gilt Futures	46	12-29-2025	5,502,836	5,657,474	154,638	0
Silver Futures**	16	12-29-2025	3,325,747	3,852,800	527,053	0
Live Cattle Futures**	38	12-31-2025	3,583,300	3,491,060	0	(92,240)
Soybean Futures**	25	1-14-2026	1,356,348	1,394,063	37,715	0
Number 11 World Sugar Futures**	202	2-27-2026	3,705,754	3,264,643	0	(441,111)
Short
LME Lead Futures**	(47)	11-17-2025	(2,329,611)	(2,350,916)	0	(21,305)
NY Harbor ULSD Futures**	(47)	11-28-2025	(4,701,615)	(4,734,836)	0	(33,221)
Number 2 Cotton Futures**	(77)	12-8-2025	(2,545,391)	(2,523,290)	22,101	0
Hard Red Winter Wheat Futures**	(262)	12-12-2025	(6,630,780)	(6,870,950)	0	(240,170)
Lean Hogs Futures**	(143)	12-12-2025	(5,063,464)	(4,648,930)	414,534	0
Soybean Meal Futures**	(223)	12-12-2025	(6,302,415)	(7,171,680)	0	(869,265)
Wheat Futures**	(333)	12-12-2025	(8,616,764)	(8,891,100)	0	(274,336)
10-Year Japanese Bond	(76)	12-15-2025	(67,547,980)	(67,088,703)	459,277	0
LME Copper Futures**	(31)	12-15-2025	(7,690,161)	(8,440,928)	0	(750,767)
LME Nickel Futures**	(12)	12-15-2025	(1,097,861)	(1,089,264)	8,597	0
LME Primary Aluminum Futures**	(48)	12-15-2025	(3,142,114)	(3,458,640)	0	(316,526)
LME Zinc Futures**	(42)	12-15-2025	(3,021,121)	(3,237,465)	0	(216,344)
MSCI EAFE Index	(205)	12-19-2025	(28,649,230)	(28,772,775)	0	(123,545)
Ultra U.S. Treasury Bond	(166)	12-19-2025	(20,121,769)	(20,132,687)	0	(10,918)
Gold 100 Troy Ounces Futures**	(53)	12-29-2025	(21,120,346)	(21,181,450)	0	(61,104)
					$12,053,778	$(5,674,984)

**	Represents an investment held in Macro Strategies Special Investments (Cayman) Ltd., the consolidated entity.
The accompanying notes are an integral part of these consolidated financial statements.
22 | Allspring Macro Strategies Portfolio

Consolidated statement of assets and liabilities—October 31, 2025 (unaudited)
Consolidated financial statements
Consolidated statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $99,160,821)	$99,861,836
Investments in affiliated securities, at value (cost $70,695,984)	70,695,984
Cash at broker segregated for futures contracts	39,911,000
Foreign currency, at value (cost $0)	233
Unrealized gains on forward foreign currency contracts	1,781,094
Receivable for daily variation margin on open futures contracts	1,022,192
Receivable for interest	453,026
Prepaid expenses and other assets	723
Total assets	213,726,088
Liabilities
Payable for daily variation margin on open futures contracts	1,304,492
Unrealized losses on forward foreign currency contracts	1,261,604
Cash collateral due to broker for forward foreign currency contracts	580,000
Advisory fee payable	66,693
Trustees’ fees and expenses payable	525
Accrued expenses and other liabilities	389,049
Total liabilities	3,602,363
Total net assets	$210,123,725
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Macro Strategies Portfolio | 23

Consolidated Statement of operations — six months ended October 31, 2025 (unaudited)
Consolidated statement of operations
Investment income
Interest	$3,020,194
Income from affiliated securities	945,037
Dividends	386,899
Total investment income	4,352,130
Expenses
Advisory fee	357,520
Custody and accounting fees	25,014
Professional fees	18,715
Registration fees	20
Interest holder report expenses	2
Trustees’ fees and expenses	5,511
Other fees and expenses	2,405
Total expenses	409,187
Net investment income	3,942,943
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	92,205
Foreign currency and foreign currency translations	(97,695)
Forward foreign currency contracts	386,279
Futures contracts	(2,267,232)
Net realized losses on investments	(1,886,443)
Net change in unrealized gains (losses) on
Unaffiliated securities	(600,957)
Foreign currency and foreign currency translations	21,440
Forward foreign currency contracts	1,862,861
Futures contracts	3,452,517
Net change in unrealized gains (losses) on investments	4,735,861
Net realized and unrealized gains (losses) on investments	2,849,418
Net increase in net assets resulting from operations	$6,792,361
The accompanying notes are an integral part of these consolidated financial statements.
24 | Allspring Macro Strategies Portfolio

Consolidated statement of changes in net assets
Consolidated statement of changes in net assets
	Six months ended October 31, 2025 (unaudited)	Year ended April 30, 2025
Operations
Net investment income	$3,942,943	$11,495,396
Net realized losses on investments	(1,886,443)	(8,540,283)
Net change in unrealized gains (losses) on investments	4,735,861	11,398,535
Net increase in net assets resulting from operations	6,792,361	14,353,648
Capital transactions
Transactions in investors’ beneficial interests
Contributions	0	139,587,688
Withdrawals	(17,204,680)	(243,217,884)
Net decrease in net assets resulting from capital transactions	(17,204,680)	(103,630,196)
Total decrease in net assets	(10,412,319)	(89,276,548)
Net assets
Beginning of period	220,536,044	309,812,592
End of period	$210,123,725	$220,536,044
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Macro Strategies Portfolio | 25

Consolidated financial highlights
Consolidated financial highlights

	Six months ended October 31, 2025 (unaudited)	Year ended April 30
		2025	2024[1]
Total return[2]	3.62%	4.52%	(2.53)%
Ratios to average net assets (annualized)
Expenses	0.40%	0.41%	0.47%
Net investment income	3.86%	4.14%	4.76%
Supplemental data
Portfolio turnover rate	9%	25%	1%

[1]	For the period from March 11, 2024 (commencement of operations) to April 30, 2024
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these consolidated financial statements.
26 | Allspring Macro Strategies Portfolio

Notes to consolidated financial statements (unaudited)
Notes to consolidated financial statements
1.ORGANIZATION
Allspring Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These consolidated financial statements report on the Allspring Macro Strategies Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2.INVESTMENT IN SUBSIDIARY
The Portfolio invests in direct or indirect investments in various derivatives, including commodity-linked derivatives, through Macro Strategies Special Investments (Cayman) Ltd (the “Subsidiary”), a wholly owned subsidiary incorporated on November 21, 2023 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of October 31, 2025, the Subsidiary had $34,287,839 of investments in affiliates and cash at broker segregated for futures contacts representing 101.84% of its net assets. As of October 31, 2025, the Portfolio held $33,669,858 in the Subsidiary, representing 19.08% of the Portfolio net assets prior to consolidation.
The consolidated financial statements of the Portfolio include the financial results of the Subsidiary. The Consolidated portfolio of investments includes positions of the Portfolio and the Subsidiary and the consolidated financial statements include the accounts of the Portfolio and the Subsidiary. Accordingly, all interfund balances and transactions between the Portfolio and the Subsidiary have been eliminated in consolidation.
3.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the consolidated financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded
Allspring Macro Strategies Portfolio | 27

Notes to consolidated financial statements (unaudited)
and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Portfolio is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Portfolio’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Portfolio and the counterparty.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, commodity prices and foreign exchange rates and is subject to interest rate risk, equity price risk, commodity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Consolidated statement of assets and liabilities. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Consolidated statement of operations.
Inflation-indexed bonds and TIPS
The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Portfolio based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
28 | Allspring Macro Strategies Portfolio

Notes to consolidated financial statements (unaudited)
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a disregarded entity for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been earned by the interest holder.
As of October 31, 2025, the aggregate cost of all investments for federal income tax purposes was $173,610,914 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$16,297,175
Gross unrealized losses	(12,451,985)
Net unrealized gains	$3,845,190
4.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of October 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Real estate	$19,548,339	$0	$0	$19,548,339
U.S. Treasury securities	80,313,497	0	0	80,313,497
Short-term investments
Investment companies	70,695,984	0	0	70,695,984
	170,557,820	0	0	170,557,820
Forward foreign currency contracts	0	1,781,094	0	1,781,094
Futures contracts	12,053,778	0	0	12,053,778
Total assets	$182,611,598	$1,781,094	$0	$184,392,692
Liabilities
Forward foreign currency contracts	$0	$1,261,604	$0	$1,261,604
Futures contracts	5,674,984	0	0	5,674,984
Total liabilities	$5,674,984	$1,261,604	$0	$6,936,588
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consolidated portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Consolidated statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Consolidated portfolio of investments.
At October 31, 2025, the Portfolio did not have any transfers into/out of Level 3.
Allspring Macro Strategies Portfolio | 29

Notes to consolidated financial statements (unaudited)
5.TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $1 billion	0.350%
Next $4 billion	0.325
Over $5 billion	0.300
For the six months ended October 31, 2025, the advisory fee was equivalent to an annual rate of 0.35% of the Portfolio’s average daily net assets.
The Subsidiary has entered into a separate advisory contract with Allspring Funds Management to manage the investment and reinvestment of its assets in conformity with its investment objectives and restrictions. Under this agreement, the Subsidiary does not pay Allspring Funds Management a fee for its services.
Allspring Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC (“Allspring Investments”) and Allspring Global Investments (UK) Limited (“Allspring UK”), each an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, serves as subadvisers to the Portfolio.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolio did not have any interfund transactions during the six months ended October 31, 2025.
6.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended October 31, 2025 were as follows:
Purchases at cost		Sales Proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$9,031,375	$1,074,924	$8,376,220	$624,679
7.DERIVATIVE TRANSACTIONS
During the six months ended October 31, 2025, the Portfolio entered into futures contracts to speculate on equities, fixed income, currencies and commodities directly. The Portfolio also entered into forward foreign currency contracts for economic hedging purposes.
The volume of the Portfolio’s derivative activity during the six months ended October 31, 2025 was as follows:
Forward foreign currency contracts
Average contract amounts to buy	$313,500,608
Average contract amounts to sell	312,534,441
Futures contracts
Average notional balance on long futures	$579,957,079
Average notional balance on short futures	196,963,252
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
30 | Allspring Macro Strategies Portfolio

Notes to consolidated financial statements (unaudited)
The fair value of derivative instruments as of October 31, 2025 by primary risk type was as follows for the Portfolio:
	Interest rate risk	Commodity risk	Equity risk	Foreign currency risk	Total
Asset derivatives
Forward foreign currency contracts	$0	$0	$0	$1,781,094	$1,781,094
Futures contracts	1,812,489 *	2,735,470 *	7,505,819 *	0 *	12,053,778
	$1,812,489	$2,735,470	$7,505,819	$1,781,094	$13,834,872
Liability derivatives
Forward foreign currency contracts	$0	$0	$0	$1,261,604	$1,261,604
Futures contracts	567,643 *	3,622,851 *	374,037 *	1,110,453 *	5,674,984
	$567,643	$3,622,851	$374,037	$2,372,057	$6,936,588

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Consolidated  portfolio of investments. For futures contracts, only the current day’s variation margin as of October 31, 2025 is reported separately on the Consolidated  statement of assets and liabilities.

The effect of derivative instruments on the Consolidated statement of operations for the six months ended October 31, 2025 was as follows:
	INTEREST RATE RISK	Commodity risk	Equity risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$0	$386,279	$386,279
Futures contracts	(3,539,224)	2,583,235	(803,306)	(507,937)	(2,267,232)
	$(3,539,224)	$2,583,235	$(803,306)	$(121,658)	$(1,880,953)
Net change in unrealized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$0	$1,862,861	$1,862,861
Futures contracts	(996,363)	(3,175,696)	9,351,718	(1,727,142)	3,452,517
	$(996,363)	$(3,175,696)	$9,351,718	$135,719	$5,315,378
For certain types of derivative transactions, the Portfolio has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Portfolio to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolio under ISDA Master Agreements or similar agreements, if any, are reported separately in the Consolidated statement of assets and liabilities. Securities pledged as collateral, if any, are noted in the Consolidated  portfolio of investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Consolidated statement of assets and liabilities are not offset across transactions between the Portfolio and the applicable counterparty. A reconciliation of the gross amounts on the Consolidated statement of assets and liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Consolidated Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Morgan Stanley Co.	$1,781,094	$(1,261,604)	$(519,490)	$0

Counterparty	Gross amounts of liabilities in the Consolidated Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Morgan Stanley Co.	$1,261,604	$(1,261,604)	$0	$0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
Allspring Macro Strategies Portfolio | 31

Notes to consolidated financial statements (unaudited)
8.BANK BORROWINGS
The Portfolio, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to portfolio interest holder redemption requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended October 31, 2025, there were no borrowings by the Portfolio under the agreement.
9.INDEMNIFICATION
Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
10.OPERATING SEGMENTS
The Portfolio operates as a single operating segment. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Portfolio acts as the Portfolio’s CODM. The CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Portfolio’s prospectus which is executed by the Portfolio’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Portfolio’s single segment. This information is consistent with that presented within the Portfolio’s consolidated financial statements. Segment assets are reflected on the accompanying Consolidated statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Consolidated statement of operations.
11.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
32 | Allspring Macro Strategies Portfolio

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Absolute Return Fund | 33

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

34 | Allspring Absolute Return Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Absolute Return Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) investment sub-advisory agreements (the “Sub-Advisory Agreements”) with Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited (together, the “Sub-Advisers”), each an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Advisers about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Advisers are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board noted that the Fund’s principal investment strategy changed in March 2024 in connection with the Sub-Advisers taking over sub-advisory responsibilities for the Fund.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Advisers. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Absolute Return Fund | 35

Other information (unaudited)
valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for the three-year period under review, but lower for all other periods under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Absolute Return Blended Index, for the three-year period under review, but lower for all other periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class.
It was noted that the Board had approved a proposal to convert Administrator Class shares into Institutional Class shares for the Fund and that the conversion is expected to occur on or about September 12, 2025.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Advisers for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of the average rates for the expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Advisers, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Advisers under the Sub-Advisory Agreements was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Advisers’ profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.

36 | Allspring Absolute Return Fund

Other information (unaudited)
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Advisers
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Advisers, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Advisers, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Absolute Return Fund | 37

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3355 10-25

Allspring Asset Allocation Fund
Long Form Financial Statements
Semi-Annual Report
October 31, 2025

Allspring Asset Allocation Fund | 1

Portfolio of investments—October 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Investment companies: 95.84%
Affiliated master portfolios: 23.86%
Allspring Core Bond Portfolio		$74,782,495
Allspring Disciplined International Developed Markets Portfolio		159,222,327
Allspring Real Return Portfolio		89,580,832
Allspring Small Company Value Portfolio		40,567,504
		364,153,158
Exchange-traded funds: 50.63%
Allspring Broad Market Core Bond ETF♠	4,451,994	112,655,037
Allspring Core Plus ETF♠	6,137,739	154,977,910
Allspring Income Plus ETF♠	2,204,832	56,018,608
Allspring LT Large Growth ETF♠†	4,240,893	131,857,845
Allspring Special Large Value ETF♠†	7,222,158	197,309,357
iShares Core MSCI EAFE ETF	515,028	45,368,816
iShares J.P. Morgan USD Emerging Markets Bond ETF	418,757	40,481,239
iShares Russell 1000 Growth ETF	70,149	34,062,951
		772,731,763
Stock funds: 21.35%
Allspring Disciplined U.S. Core Fund Class R6♠	8,095,874	230,813,355
Allspring Emerging Markets Equity Advantage Fund Class R6♠	3,159,867	47,240,008
Allspring Emerging Markets Equity Fund Class R6♠	1,348,963	47,726,326
		325,779,689
Total investment companies (Cost $1,183,526,846)		1,462,664,610

		Yield
Short-term investments: 2.58%
Investment companies: 2.58%
Allspring Government Money Market Fund Select Class♠∞		4.06%	39,278,291	39,278,291
Total short-term investments (Cost $39,278,291)				39,278,291
Total investments in securities (Cost $1,222,805,137)	98.42%			1,501,942,901
Other assets and liabilities, net	1.58			24,149,593
Total net assets	100.00%			$1,526,092,494

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
∞	The rate represents the 7-day annualized yield at period end.
The accompanying notes are an integral part of these financial statements.
2 | Allspring Asset Allocation Fund

Portfolio of investments—October 31, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Broad Market Core Bond ETF	$108,225,047	$2,855,811	$0	$0	$1,574,179	$112,655,037
Allspring Core Plus ETF	150,766,276	1,491,413	0	0	2,720,221	154,977,910
Allspring Disciplined U.S. Core Fund Class R6	195,573,112	0	(10,482,324)	2,835,091	42,887,476	230,813,355
Allspring Emerging Markets Equity Advantage Fund Class R6	39,226,971	407,465	(1,641,342)	245,441	9,001,473	47,240,008
Allspring Emerging Markets Equity Fund Class R6	39,387,642	0	(2,370,176)	357,610	10,351,250	47,726,326
Allspring Income Plus ETF	54,679,494	126,930	0	0	1,212,184	56,018,608
Allspring LT Large Growth ETF†	111,596,448	0	(9,119,256)	945,519	28,435,134	131,857,845
Allspring Special Large Value ETF†	178,912,313	0	(3,457,616)	249,462	21,605,198	197,309,357
Short-term investments
Allspring Government Money Market Fund Select Class	2,500,000	123,192,432	(86,414,141)	0	0	39,278,291
Affiliated securities no longer held at end of period
Allspring Emerging Growth Fund Class R6†	15,546,208	0	(17,214,807)	966,669	701,930	0
				$5,599,792	$118,489,045	$1,017,876,737

	Shares, end of period	Dividends from affiliated Underlying Funds
Investment companies
Allspring Broad Market Core Bond ETF	4,451,994	$2,713,031
Allspring Core Plus ETF	6,137,739	3,589,654
Allspring Disciplined U.S. Core Fund Class R6	8,095,874	0
Allspring Emerging Markets Equity Advantage Fund Class R6	3,159,867	407,465
Allspring Emerging Markets Equity Fund Class R6	1,348,963	0
Allspring Income Plus ETF	2,204,832	1,339,076
Allspring LT Large Growth ETF†	4,240,893	0
Allspring Special Large Value ETF†	7,222,158	0
Short-term investments
Allspring Government Money Market Fund Select Class	39,278,291	853,175
Affiliated securities no longer held at end of period
Allspring Emerging Growth Fund Class R6†	0	0
		$8,902,401

†	Non-income-earning security
The accompanying notes are an integral part of these financial statements.
Allspring Asset Allocation Fund | 3

Portfolio of investments—October 31, 2025 (unaudited)

Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Core Bond Portfolio	1.61%	1.44%	$57,164	$953,076	$0	$1,816,847	$44,653	$74,782,495
Allspring Disciplined International Developed Markets Portfolio	56.38	57.59	2,733,198	14,570,642	2,236,073	7,471	56,689	159,222,327
Allspring Real Return Portfolio	28.43	26.68	32,298	6,061,756	212,669	736,670	454,786	89,580,832
Allspring Small Company Growth Portfolio*	3.13	0.00	360,943	1,810,790	13,428	0	2,091	0
Allspring Small Company Value Portfolio	6.35	6.52	2,186,094	1,849,824	331,099	145	7,993	40,567,504
			$5,369,697	$25,246,088	$2,793,269	$2,561,133	$566,212	$364,153,158

*	Liquidated on October 17, 2025
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
TOPIX Index	141	12-11-2025	$28,130,328	$30,503,796	$2,373,468	$0
Japanese Yen Futures	529	12-15-2025	45,529,364	43,090,356	0	(2,439,008)
Swiss Franc Futures	429	12-15-2025	68,290,275	66,977,625	0	(1,312,650)
10-Year U.S. Treasury Notes	773	12-19-2025	87,525,845	87,095,359	0	(430,486)
E-Mini NASDAQ 100 Index	187	12-19-2025	91,087,355	97,254,960	6,167,605	0
E-Mini S&P 500 Index	85	12-19-2025	28,259,636	29,214,500	954,864	0
E-Mini Utilities Select Sector Futures	499	12-19-2025	45,835,560	45,009,800	0	(825,760)
MSCI Emerging Markets Index	881	12-19-2025	59,514,157	62,004,780	2,490,623	0
U.S. Long Term Bond	28	12-19-2025	3,214,701	3,284,750	70,049	0
Ultra 10-Year U.S. Treasury Notes	1,892	12-19-2025	220,028,183	218,496,437	0	(1,531,746)
5-Year U.S. Treasury Notes	88	12-31-2025	9,615,459	9,610,563	0	(4,896)
Short
Ultra U.S. Treasury Bond	(349)	12-19-2025	(42,298,610)	(42,327,156)	0	(28,546)
					$12,056,609	$(6,573,092)
The accompanying notes are an integral part of these financial statements.
4 | Allspring Asset Allocation Fund

Statement of assets and liabilities—October 31, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in affiliated Master Portfolio, at value (cost $300,878,224)	$364,153,158
Investments in unaffiliated securities, at value (cost $97,182,740)	119,913,006
Investments in affiliated Underlying Funds, at value (cost $824,744,173)	1,017,876,737
Cash at broker segregated for futures contracts	25,279,102
Foreign currency, at value (cost $436)	441
Receivable for daily variation margin on open futures contracts	926,183
Receivable for Fund shares sold	341,550
Receivable for dividends	164,020
Prepaid expenses and other assets	55,680
Total assets	1,528,709,877
Liabilities
Payable for daily variation margin on open futures contracts	864,747
Payable for Fund shares redeemed	694,726
Management fee payable	374,404
Shareholder servicing fees payable	304,431
Administration fees payable	255,550
Distribution fees payable	8,819
Accrued expenses and other liabilities	114,706
Total liabilities	2,617,383
Total net assets	$1,526,092,494
Net assets consist of
Paid-in capital	$1,186,267,292
Total distributable earnings	339,825,202
Total net assets	$1,526,092,494
Computation of net asset value and offering price per share
Net assets–Class A	$1,197,671,402
Shares outstanding–Class A1	74,115,038
Net asset value per share–Class A	$16.16
Maximum offering price per share – Class A2	$17.15
Net assets–Class C	$13,098,788
Shares outstanding–Class C1	810,805
Net asset value per share–Class C	$16.16
Net assets–Administrator Class	$138,774,516
Shares outstanding–Administrator Class[1]	8,249,926
Net asset value per share–Administrator Class	$16.82
Net assets–Institutional Class	$176,547,788
Shares outstanding–Institutional Class[1]	10,843,297
Net asset value per share–Institutional Class	$16.28
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Asset Allocation Fund | 5

Statement of operations—six months ended October 31, 2025 (unaudited)
Statement of operations
Investment income
Dividends from affiliated Underlying Funds	$8,902,401
Dividends allocated from affiliated Master Portfolios (net of foreign withholding taxes of $322,407)	2,793,269
Interest allocated from affiliated Master Portfolios (net of foreign withholding taxes of $681)	2,561,133
Interest	1,237,066
Dividends from unaffiliated securities	1,210,627
Affiliated income allocated from affiliated Master Portfolios	566,212
Expenses allocated from affiliated Master Portfolios	(799,763)
Waivers allocated from affiliated Master Portfolios	49,826
Total investment income	16,520,771
Expenses
Management fee	2,115,665
Administration fees
Class A	1,188,099
Class C	13,277
Administrator Class	88,687
Institutional Class	111,813
Shareholder servicing fees
Class A	1,483,982
Class C	16,534
Administrator Class	170,077
Distribution fees
Class C	49,469
Custody and accounting fees	24,161
Professional fees	19,104
Registration fees	52,357
Shareholder report expenses	65,977
Trustees’ fees and expenses	10,173
Interest expense	7,192
Other fees and expenses	20,469
Total expenses	5,437,036
Less: Fee waivers and/or expense reimbursements
Fund-level	(151,122)
Class A	(2,701)
Class C	(7)
Administrator Class	(58,179)
Net expenses	5,225,027
Net investment income	11,295,744
The accompanying notes are an integral part of these financial statements.
6 | Allspring Asset Allocation Fund

Statement of operations—six months ended October 31, 2025 (unaudited)
Statement of operations
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Investments allocated from affiliated Master Portfolios	$5,369,697
Affiliated Underlying Funds	5,599,792
Unaffiliated securities	2,023,488
Foreign currency and foreign currency translations	(65,607)
Futures contracts	(975,900)
Net realized gains on investments	11,951,470
Net change in unrealized gains (losses) on
Investments allocated from affiliated Master Portfolio	25,246,088
Affiliated Underlying Funds	118,489,045
Unaffiliated securities	14,828,753
Foreign currency and foreign currency translations	8
Futures contracts	6,189,437
Net change in unrealized gains (losses) on investments	164,753,331
Net realized and unrealized gains (losses) on investments	176,704,801
Net increase in net assets resulting from operations	$188,000,545
The accompanying notes are an integral part of these financial statements.
Allspring Asset Allocation Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Six months ended October 31, 2025 (unaudited)		Year ended April 30, 2025
Operations
Net investment income		$11,295,744		$25,676,459
Net realized gains on investments		11,951,470		114,365,626
Net change in unrealized gains (losses) on investments		164,753,331		(2,240,979)
Net increase in net assets resulting from operations		188,000,545		137,801,106
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(92,011,073)
Class C		0		(1,162,686)
Administrator Class		0		(10,094,954)
Institutional Class		0		(13,850,799)
Total distributions to shareholders		0		(117,119,512)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	323,014	4,935,206	1,316,163	19,393,907
Class C	35,336	540,967	77,481	1,164,306
Administrator Class	120,614	1,927,393	295,435	4,491,977
Institutional Class	542,885	8,436,372	1,198,695	17,853,987
		15,839,938		42,904,177
Reinvestment of distributions
Class A	0	0	5,741,733	84,315,070
Class C	0	0	77,256	1,139,628
Administrator Class	0	0	654,263	9,979,290
Institutional Class	0	0	750,411	11,076,048
		0		106,510,036
Payment for shares redeemed
Class A	(4,648,545)	(71,149,768)	(10,870,079)	(160,724,007)
Class C	(142,928)	(2,165,108)	(516,254)	(7,621,235)
Administrator Class	(470,549)	(7,498,840)	(1,275,363)	(19,634,001)
Institutional Class	(943,564)	(14,461,785)	(2,350,195)	(34,828,391)
		(95,275,501)		(222,807,634)
Net decrease in net assets resulting from capital share transactions		(79,435,563)		(73,393,421)
Total increase (decrease) in net assets		108,564,982		(52,711,827)
Net assets
Beginning of period		1,417,527,512		1,470,239,339
End of period		$1,526,092,494		$1,417,527,512
The accompanying notes are an integral part of these financial statements.
8 | Allspring Asset Allocation Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30		Year ended May 31
Class A		2025	2024[1]	2023	2022	2021	2020[2]
Net asset value, beginning of period	$14.23	$14.07	$12.54	$13.56	$16.90	$13.57	$13.12
Net investment income	0.11 [3]	0.25 [3]	0.21 [3]	0.20 [3]	0.18 [3]	0.18 [3]	0.02
Payment from affiliate	0.00	0.00	0.00	0.00	0.00	0.00 [4]	0.00
Net realized and unrealized gains (losses) on investments	1.82	1.09	1.32	(0.43)	(1.20)	3.75	0.43
Total from investment operations	1.93	1.34	1.53	(0.23)	(1.02)	3.93	0.45
Distributions to shareholders from
Net investment income	0.00	(0.39)	0.00	(0.30)	(0.18)	(0.41)	0.00
Net realized gains	0.00	(0.79)	0.00	(0.37)	(2.14)	(0.19)	0.00
Tax basis return of capital	0.00	0.00	0.00	(0.12)	0.00	0.00	0.00
Total distributions to shareholders	0.00	(1.18)	0.00	(0.79)	(2.32)	(0.60)	0.00
Net asset value, end of period	$16.16	$14.23	$14.07	$12.54	$13.56	$16.90	$13.57
Total return[5]	13.56%	9.46%	12.20%	(1.54)%	(7.42)%	29.45%[6]	3.43%
Ratios to average net assets (annualized)*
Gross expenses	0.86%	1.03%	1.08%	1.11%	1.09%	1.14%	1.21%
Net expenses	0.84%	0.92%	0.98%	1.04%	1.04%	1.04%	1.05%
Net investment income	1.45%	1.67%	1.71%	1.60%	1.15%	1.19%	1.22%
Supplemental data
Portfolio turnover rate[7]	13%	111%	104%	106%	111%	137%	13%
Net assets, end of period (000s omitted)	$1,197,671	$1,116,183	$1,157,318	$1,095,066	$1,272,420	$1,542,707	$1,287,856

*
Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended October 31, 2025 (unaudited)	0.10%
Year ended April 30, 2025	0.27%
Year ended April 30, 2024[1]	0.32%
Year ended May 31, 2023	0.35%
Year ended May 31, 2022	0.34%
Year ended May 31, 2021	0.38%
Year ended May 31, 2020[2]	0.45%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	For the one month ended May 31, 2020. The Fund changed its fiscal year end from April 30 to May 31, effective May 31, 2020.
[3]	Calculated based upon average shares outstanding
[4]	Amount is less than $0.005.
[5]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[6]	For year ended May 31, 2021, the Fund received a payment from an affiliate that had an impact of less than 0.005% on total return.
[7]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Allspring Asset Allocation Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30		Year ended May 31
Class C		2025	2024[1]	2023	2022	2021	2020[2]
Net asset value, beginning of period	$14.28	$14.12	$12.66	$13.34	$16.60	$13.01	$12.58
Net investment income	0.06 [3]	0.14 [3]	0.12 [3]	0.11 [3]	0.06 [3]	0.06 [3]	0.01 [3]
Payment from affiliate	0.00	0.00	0.00	0.00	0.00	0.17	0.00
Net realized and unrealized gains (losses) on investments	1.82	1.09	1.34	(0.42)	(1.18)	3.54	0.42
Total from investment operations	1.88	1.23	1.46	(0.31)	(1.12)	3.77	0.43
Distributions to shareholders from
Net investment income	0.00	(0.28)	0.00	0.00	0.00	0.00	0.00
Net realized gains	0.00	(0.79)	0.00	(0.25)	(2.14)	(0.18)	0.00
Tax basis return of capital	0.00	0.00	0.00	(0.12)	0.00	0.00	0.00
Total distributions to shareholders	0.00	(1.07)	0.00	(0.37)	(2.14)	(0.18)	0.00
Net asset value, end of period	$16.16	$14.28	$14.12	$12.66	$13.34	$16.60	$13.01
Total return[4]	13.17%	8.62%	11.53%	(2.34)%	(8.08)%	29.19%[5]	3.42%
Ratios to average net assets (annualized)*
Gross expenses	1.60%	1.77%	1.83%	1.85%	1.83%	1.89%	1.96%
Net expenses	1.58%	1.67%	1.72%	1.79%	1.78%	1.79%	1.79%
Net investment income	0.71%	0.92%	0.97%	0.83%	0.38%	0.43%	0.47%
Supplemental data
Portfolio turnover rate[6]	13%	111%	104%	106%	111%	137%	13%
Net assets, end of period (000s omitted)	$13,099	$13,115	$18,069	$18,774	$31,038	$52,586	$118,081

*
Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended October 31, 2025 (unaudited)	0.10%
Year ended April 30, 2025	0.27%
Year ended April 30, 2024[1]	0.32%
Year ended May 31, 2023	0.35%
Year ended May 31, 2022	0.34%
Year ended May 31, 2021	0.39%
Year ended May 31, 2020[2]	0.44%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	For the one month ended May 31, 2020. The Fund changed its fiscal year end from April 30 to May 31, effective May 31, 2020.
[3]	Calculated based upon average shares outstanding
[4]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[5]	For year ended May 31, 2021, the Fund received a payment from an affiliate which had a 1.29% impact on the total return.
[6]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
10 | Allspring Asset Allocation Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30		Year ended May 31
Administrator Class		2025	2024[1]	2023	2022	2021	2020[2]
Net asset value, beginning of period	$14.80	$14.58	$12.97	$13.89	$17.25	$13.75	$13.29
Net investment income	0.13 [3]	0.28 [3]	0.24 [3]	0.23 [3]	0.21 [3]	0.21 [3]	0.02 [3]
Payment from affiliate	0.00	0.00	0.00	0.00	0.00	0.12	0.00
Net realized and unrealized gains (losses) on investments	1.89	1.14	1.37	(0.31)	(1.22)	3.81	0.44
Total from investment operations	2.02	1.42	1.61	(0.08)	(1.01)	4.14	0.46
Distributions to shareholders from
Net investment income	0.00	(0.41)	0.00	(0.33)	(0.21)	(0.45)	0.00
Net realized gains	0.00	(0.79)	0.00	(0.39)	(2.14)	(0.19)	0.00
Tax basis return of capital	0.00	0.00	0.00	(0.12)	0.00	0.00	0.00
Total distributions to shareholders	0.00	(1.20)	0.00	(0.84)	(2.35)	(0.64)	0.00
Net asset value, end of period	$16.82	$14.80	$14.58	$12.97	$13.89	$17.25	$13.75
Total return[4]	13.65%	9.62%	12.41%	(0.39)%[5]	(7.21)%	30.62%[6]	3.46%
Ratios to average net assets (annualized)*
Gross expenses	0.79%	0.95%	1.00%	1.02%	1.01%	1.06%	1.13%
Net expenses	0.68%	0.75%	0.76%	0.86%	0.86%	0.87%	0.86%
Net investment income	1.61%	1.84%	1.79%	1.78%	1.32%	1.36%	1.40%
Supplemental data
Portfolio turnover rate[7]	13%	111%	104%	106%	111%	137%	13%
Net assets, end of period (000s omitted)	$138,775	$127,283	$130,116	$12,949	$18,332	$25,026	$21,628

*
Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended October 31, 2025 (unaudited)	0.10%
Year ended April 30, 2025	0.27%
Year ended April 30, 2024[1]	0.32%
Year ended May 31, 2023	0.35%
Year ended May 31, 2022	0.34%
Year ended May 31, 2021	0.38%
Year ended May 31, 2020[2]	0.45%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	For the one month ended May 31, 2020. The Fund changed its fiscal year end from April 30 to May 31, effective May 31, 2020.
[3]	Calculated based upon average shares outstanding
[4]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[5]	During the year ended May 31, 2023, the Fund received payments from a service provider which had a 1.28% impact on the total return.
[6]	For year ended May 31, 2021, the Fund received a payment from an affiliate which had a 0.90% impact on the total return.
[7]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Allspring Asset Allocation Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30		Year ended May 31
Institutional Class		2025	2024[1]	2023	2022	2021	2020[2]
Net asset value, beginning of period	$14.31	$14.15	$12.57	$13.60	$16.94	$13.61	$13.14
Net investment income	0.14 [3]	0.30 [3]	0.25 [3]	0.25 [3]	0.24 [3]	0.24	0.02 [3]
Net realized and unrealized gains (losses) on investments	1.83	1.09	1.33	(0.44)	(1.20)	3.74	0.45
Total from investment operations	1.97	1.39	1.58	(0.19)	(0.96)	3.98	0.47
Distributions to shareholders from
Net investment income	0.00	(0.44)	0.00	(0.35)	(0.24)	(0.46)	0.00
Net realized gains	0.00	(0.79)	0.00	(0.37)	(2.14)	(0.19)	0.00
Tax basis return of capital	0.00	0.00	0.00	(0.12)	0.00	0.00	0.00
Total distributions to shareholders	0.00	(1.23)	0.00	(0.84)	(2.38)	(0.65)	0.00
Net asset value, end of period	$16.28	$14.31	$14.15	$12.57	$13.60	$16.94	$13.61
Total return[4]	13.77%	9.75%	12.57%	(1.21)%	(7.10)%	29.76%	3.58%
Ratios to average net assets (annualized)*
Gross expenses	0.54%	0.71%	0.76%	0.78%	0.76%	0.81%	0.88%
Net expenses	0.52%	0.60%	0.66%	0.71%	0.71%	0.71%	0.72%
Net investment income	1.77%	2.00%	2.04%	1.92%	1.48%	1.52%	1.55%
Supplemental data
Portfolio turnover rate[5]	13%	111%	104%	106%	111%	137%	13%
Net assets, end of period (000s omitted)	$176,548	$160,946	$164,736	$167,088	$218,479	$266,822	$231,652

*
Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended October 31, 2025 (unaudited)	0.10%
Year ended April 30, 2025	0.27%
Year ended April 30, 2024[1]	0.32%
Year ended May 31, 2023	0.35%
Year ended May 31, 2022	0.34%
Year ended May 31, 2021	0.38%
Year ended May 31, 2020[2]	0.45%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	For the one month ended May 31, 2020. The Fund changed its fiscal year end from April 30 to May 31, effective May 31, 2020.
[3]	Calculated based upon average shares outstanding
[4]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[5]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
12 | Allspring Asset Allocation Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Asset Allocation Fund ( the “Fund”) which is a diversified series of the Trust.
The Fund is a fund-of-funds that invests in various affiliated and unaffiliated mutual funds and exchange-traded funds (collectively the “Underlying Funds”) employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Fund may also invest directly in securities. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated Underlying Funds may also include investments in one or more separate diversified portfolios (collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investments in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios are presented in separate financial statements and may be obtained free of charge by contacting Investor Services or by visiting the SEC website at sec.gov. The financial statements of the affiliated Master Portfolios are filed with the SEC under Allspring Master Trust. The financial statements for all other affiliated Underlying Funds are also publicly available on the SEC website at sec.gov.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Allspring Asset Allocation Fund | 13

Notes to financial statements (unaudited)
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolios are recorded on a trade date basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of October 31, 2025, the aggregate cost of all investments for federal income tax purposes was $1,238,676,131 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$292,922,198
Gross unrealized losses	(24,171,911)
Net unrealized gains	$268,750,287
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
14 | Allspring Asset Allocation Fund

Notes to financial statements (unaudited)
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$1,098,511,452	$0	$0	$1,098,511,452
Short-term investments
Investment companies	39,278,291	0	0	39,278,291
Investments measured at net asset value*				364,153,158
	1,137,789,743	0	0	1,501,942,901
Futures contracts	12,056,609	0	0	12,056,609
Total assets	$1,149,846,352	$0	$0	$1,513,999,510
Liabilities
Futures contracts	$6,573,092	$0	$0	$6,573,092
Total liabilities	$6,573,092	$0	$0	$6,573,092

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of assets and liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $364,153,158. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
At October 31, 2025, the Fund did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Allspring Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Allspring Small Company Growth Portfolio*	Seeks long-term capital appreciation
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation
* Liquidated on October 17, 2025
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among
Allspring Asset Allocation Fund | 15

Notes to financial statements (unaudited)
other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.300%
Next $500 million	0.280
Next $2 billion	0.260
Next $2 billion	0.240
Next $5 billion	0.230
Over $10 billion	0.220
For the six months ended October 31, 2025, the management fee was equivalent to an annual rate of 0.28% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Allspring Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee, generally paid on a monthly basis, from the affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolios are included in the expense caps. Allspring Funds Management has contractually committed through August 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of October 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.07%
Class C	1.82
Administrator Class	0.90
Institutional Class	0.75
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges
16 | Allspring Asset Allocation Fund

Notes to financial statements (unaudited)
from redemptions of Class C shares. For the six months ended October 31, 2025, Allspring Funds Distributor received $5,197 from the sale of Class A shares and $32 and $305 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
5.INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing in various affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio at the end of the period by the corresponding affiliated Master Portfolio’s purchases and sales. Purchase and sales in affiliated Underlying Funds and unaffiliated securities in which the Fund invests are actual purchases and sales of those investments. Purchases and sales of investments, excluding short-term securities, for the six months ended October 31, 2025 were as follows:
Purchases at cost		Sales Proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$105,819,119	$78,298,717	$105,647,602	$145,629,936
6.DERIVATIVE TRANSACTIONS
During the six months ended October 31, 2025, the Fund entered into futures contracts for hedging purposes. The Fund had an average notional amount of $575,284,576 in long futures contracts and $161,044,075 in short futures contracts during the six months ended October 31, 2025.
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of October 31, 2025 by primary risk type on the Statement of assets and liabilities was as follows for the Fund:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Asset derivatives
Futures contracts	$70,049 *	$11,986,560 *	$0	$12,056,609 *
Liability derivatives
Futures contracts	$1,995,674 *	$825,760 *	$3,751,658 *	$6,573,092 *

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of investments. For futures contracts, only the current day’s variation margin as of October 31, 2025 is reported separately on the Statement of assets and liabilities.

The effect of derivative instruments on the Statement of operations for the six months ended October 31, 2025 was as follows:
	INTEREST RATE RISK	Equity risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Futures contracts	$286,257	$312,551	$(1,574,708)	$(975,900)
Net change in unrealized gains (losses) on derivatives
Futures contracts	$(3,206,618)	$14,863,918	$(5,467,863)	$6,189,437
7.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended October 31, 2025, there were no borrowings by the Fund under the agreement.
8.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without
Allspring Asset Allocation Fund | 17

Notes to financial statements (unaudited)
the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
10.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
18 | Allspring Asset Allocation Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Asset Allocation Fund | 19

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

20 | Allspring Asset Allocation Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Asset Allocation Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Asset Allocation Fund | 21

Other information (unaudited)
valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was lower than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was in range of the investment performance of its benchmark index, the Asset Allocation Blended Index, for the three- and five-year periods under review and lower than the investment performance of its benchmark index for the one- and ten-year periods under review. It was noted that the Board had previously approved certain investment strategy changes for the Fund and that those changes had become effective on or about June 17, 2024.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were higher than the sum of the average rates for the expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

22 | Allspring Asset Allocation Fund

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Asset Allocation Fund | 23

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS4312 10-25

Allspring Core Bond Fund
Long Form Financial Statements
Semi-Annual Report
October 31, 2025

Allspring Core Bond Fund | 1

Portfolio of investments—October 31, 2025 (unaudited)
Portfolio of investments

		Value
Investment companies: 100.08%
Affiliated master portfolio: 100.08%
Allspring Core Bond Portfolio		$5,097,429,392
Total investment companies (Cost $5,078,179,688)		5,097,429,392
Total investments in securities (Cost $5,078,179,688)	100.08%	5,097,429,392
Other assets and liabilities, net	(0.08)	(3,915,024)
Total net assets	100.00%	$5,093,514,368
Transactions with the affiliated Master Portfolio were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	Affiliated Income Allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Value, end of period
Allspring Core Bond Portfolio	97.24%	98.39%	$4,817,985	$68,653,167	$2,970,973	$119,449,943	$5,097,429,392
The accompanying notes are an integral part of these financial statements.
2 | Allspring Core Bond Fund

Statement of assets and liabilities—October 31, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in affiliated Master Portfolio, at value (cost $5,078,179,688)	$5,097,429,392
Receivable for Fund shares sold	3,702,721
Receivable from manager	203,866
Prepaid expenses and other assets	100,246
Total assets	5,101,436,225
Liabilities
Payable for Fund shares redeemed	4,978,212
Dividends payable	2,406,638
Administration fees payable	326,393
Shareholder servicing fees payable	114,785
Distribution fee payable	5,386
Accrued expenses and other liabilities	90,443
Total liabilities	7,921,857
Total net assets	$5,093,514,368
Net assets consist of
Paid-in capital	$5,775,461,706
Total distributable loss	(681,947,338)
Total net assets	$5,093,514,368
Computation of net asset value and offering price per share
Net assets–Class A	$303,952,567
Shares outstanding–Class A1	26,335,119
Net asset value per share–Class A	$11.54
Maximum offering price per share – Class A2	$12.08
Net assets–Class C	$8,003,668
Shares outstanding–Class C1	700,880
Net asset value per share–Class C	$11.42
Net assets–Class R6	$1,405,232,847
Shares outstanding–Class R6[1]	125,043,259
Net asset value per share–Class R6	$11.24
Net assets–Administrator Class	$195,366,090
Shares outstanding–Administrator Class[1]	17,366,275
Net asset value per share–Administrator Class	$11.25
Net assets–Institutional Class	$3,180,959,196
Shares outstanding–Institutional Class[1]	283,135,554
Net asset value per share–Institutional Class	$11.23
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Fund | 3

Statement of operations—six months ended October 31, 2025 (unaudited)
Statement of operations
Investment income
Interest allocated from affiliated Master Portfolio (net of foreign withholding taxes of $44,742)	$119,449,943
Affiliated income allocated from affiliated Master Portfolio	2,970,973
Expenses allocated from affiliated Master Portfolio	(9,243,743)
Waivers allocated from affiliated Master Portfolio	649,237
Total investment income	113,826,410
Expenses
Management fee	1,294,000
Administration fees
Class A	227,018
Class C	5,777
Class R6	252,926
Administrator Class	102,271
Institutional Class	1,198,281
Shareholder servicing fees
Class A	378,363
Class C	9,628
Administrator Class	253,744
Distribution fee
Class C	28,886
Custody and accounting fees	54,812
Professional fees	24,703
Registration fees	93,415
Shareholder report expenses	95,065
Trustees’ fees and expenses	26,227
Other fees and expenses	58,168
Total expenses	4,103,284
Less: Fee waivers and/or expense reimbursements
Fund-level	(2,443,762)
Class A	(8,157)
Class C	(5)
Administrator Class	(533)
Net expenses	1,650,827
Net investment income	112,175,583
Realized and unrealized gains (losses) on investments
Net realized gains on investments allocated from affiliated Master Portfolio	4,817,985
Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	68,653,167
Net realized and unrealized gains (losses) on investments	73,471,152
Net increase in net assets resulting from operations	$185,646,735
The accompanying notes are an integral part of these financial statements.
4 | Allspring Core Bond Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended October 31, 2025 (unaudited)		Year ended April 30, 2025
Operations
Net investment income		$112,175,583		$223,086,723
Net realized gains (losses) on investments		4,817,985		(12,793,217)
Net change in unrealized gains (losses) on investments		68,653,167		184,395,398
Net increase in net assets resulting from operations		185,646,735		394,688,904
Distributions to shareholders from
Net investment income and net realized gains
Class A		(6,073,513)		(11,741,556)
Class C		(125,417)		(232,490)
Class R6		(36,928,771)		(75,079,282)
Administrator Class		(4,148,485)		(8,618,798)
Institutional Class		(64,850,362)		(127,539,841)
Total distributions to shareholders		(112,126,548)		(223,211,967)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,012,980	22,906,819	4,661,696	52,933,029
Class C	131,431	1,479,125	219,232	2,462,892
Class R6	15,304,967	169,464,600	60,922,007	673,617,154
Administrator Class	564,162	6,235,093	4,618,240	51,100,653
Institutional Class	49,920,830	555,046,554	82,262,885	907,263,665
		755,132,191		1,687,377,393
Reinvestment of distributions
Class A	504,324	5,753,055	975,694	11,081,103
Class C	11,133	125,417	20,637	231,858
Class R6	2,434,255	27,036,500	4,570,905	50,549,524
Administrator Class	370,873	4,123,053	772,973	8,556,931
Institutional Class	5,724,171	63,582,678	11,359,176	125,539,412
		100,620,703		195,958,828
Payment for shares redeemed
Class A	(2,295,427)	(26,081,082)	(4,198,271)	(47,504,128)
Class C	(77,801)	(876,989)	(260,024)	(2,915,168)
Class R6	(51,726,515)	(575,933,214)	(46,100,352)	(508,992,308)
Administrator Class	(2,265,112)	(25,138,427)	(4,747,749)	(52,641,885)
Institutional Class	(27,599,258)	(306,375,454)	(106,307,226)	(1,174,928,928)
		(934,405,166)		(1,786,982,417)
Net increase (decrease) in net assets resulting from capital share transactions		(78,652,272)		96,353,804
Total increase (decrease) in net assets		(5,132,085)		267,830,741
Net assets
Beginning of period		5,098,646,453		4,830,815,712
End of period		$5,093,514,368		$5,098,646,453
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Fund | 5

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30		Year ended May 31
Class A		2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$11.38	$10.99	$11.42	$12.01	$13.43	$14.17	$13.28
Net investment income	0.23 [2]	0.46 [2]	0.40 [2]	0.31 [2]	0.12	0.12 [2]	0.25
Net realized and unrealized gains (losses) on investments	0.17	0.39	(0.43)	(0.59)	(1.30)	(0.06)	0.93
Total from investment operations	0.40	0.85	(0.03)	(0.28)	(1.18)	0.06	1.18
Distributions to shareholders from
Net investment income	(0.24)	(0.46)	(0.40)	(0.30)	(0.12)	(0.15)	(0.26)
Net realized gains	0.00	0.00	0.00	(0.01)	(0.12)	(0.65)	(0.03)
Total distributions to shareholders	(0.24)	(0.46)	(0.40)	(0.31)	(0.24)	(0.80)	(0.29)
Net asset value, end of period	$11.54	$11.38	$10.99	$11.42	$12.01	$13.43	$14.17
Total return[3]	3.50%	7.85%	(0.23)%	(2.33)%	(8.95)%	0.31%	9.03%
Ratios to average net assets (annualized)*
Gross expenses	0.79%	0.79%	0.79%	0.83%	0.82%	0.82%	0.82%
Net expenses	0.69%	0.68%	0.70%	0.77%	0.78%	0.78%	0.78%
Net investment income	4.02%	4.08%	3.88%	2.66%	0.91%	0.87%	1.85%
Supplemental data
Portfolio turnover rate[4]	160%	373%	350%	384%	432%	457%	603%
Net assets, end of period (000s omitted)	$303,953	$297,114	$271,188	$273,980	$324,431	$370,882	$299,642

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2025 (unaudited)	0.33%
Year ended April 30, 2025	0.33%
Year ended April 30, 2024[1]	0.33%
Year ended May 31, 2023	0.36%
Year ended May 31, 2022	0.36%
Year ended May 31, 2021	0.35%
Year ended May 31, 2020	0.35%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
6 | Allspring Core Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30		Year ended May 31
Class C		2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$11.26	$10.87	$11.30	$11.88	$13.29	$14.03	$13.15
Net investment income	0.19 [2]	0.37 [2]	0.32 [2]	0.22 [2]	0.05	0.03	0.15
Net realized and unrealized gains (losses) on investments	0.16	0.39	(0.43)	(0.58)	(1.32)	(0.07)	0.92
Total from investment operations	0.35	0.76	(0.11)	(0.36)	(1.27)	(0.04)	1.07
Distributions to shareholders from
Net investment income	(0.19)	(0.37)	(0.32)	(0.21)	(0.02)	(0.05)	(0.16)
Net realized gains	0.00	0.00	0.00	(0.01)	(0.12)	(0.65)	(0.03)
Total distributions to shareholders	(0.19)	(0.37)	(0.32)	(0.22)	(0.14)	(0.70)	(0.19)
Net asset value, end of period	$11.42	$11.26	$10.87	$11.30	$11.88	$13.29	$14.03
Total return[3]	3.12%	7.07%	(0.96)%	(3.03)%	(9.65)%	(0.45)%	8.22%
Ratios to average net assets (annualized)*
Gross expenses	1.54%	1.54%	1.54%	1.58%	1.57%	1.57%	1.57%
Net expenses	1.45%	1.45%	1.45%	1.52%	1.53%	1.53%	1.53%
Net investment income	3.26%	3.31%	3.13%	1.92%	0.13%	0.16%	1.11%
Supplemental data
Portfolio turnover rate[4]	160%	373%	350%	384%	432%	457%	603%
Net assets, end of period (000s omitted)	$8,004	$7,161	$7,137	$6,863	$7,806	$13,399	$27,971

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2025 (unaudited)	0.33%
Year ended April 30, 2025	0.33%
Year ended April 30, 2024[1]	0.33%
Year ended May 31, 2023	0.36%
Year ended May 31, 2022	0.36%
Year ended May 31, 2021	0.35%
Year ended May 31, 2020	0.35%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Fund | 7

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30		Year ended May 31
Class R6		2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$11.08	$10.70	$11.12	$11.69	$13.08	$13.82	$12.95
Net investment income	0.25 [2]	0.49 [2]	0.42 [2]	0.34 [2]	0.17	0.18 [2]	0.30
Net realized and unrealized gains (losses) on investments	0.16	0.38	(0.41)	(0.56)	(1.27)	(0.06)	0.91
Total from investment operations	0.41	0.87	0.01	(0.22)	(1.10)	0.12	1.21
Distributions to shareholders from
Net investment income	(0.25)	(0.49)	(0.43)	(0.34)	(0.17)	(0.21)	(0.31)
Net realized gains	0.00	0.00	0.00	(0.01)	(0.12)	(0.65)	(0.03)
Total distributions to shareholders	(0.25)	(0.49)	(0.43)	(0.35)	(0.29)	(0.86)	(0.34)
Net asset value, end of period	$11.24	$11.08	$10.70	$11.12	$11.69	$13.08	$13.82
Total return[3]	3.73%	8.23%	0.09%	(1.90)%	(8.61)%	0.70%	9.42%
Ratios to average net assets (annualized)*
Gross expenses	0.42%	0.42%	0.42%	0.45%	0.44%	0.44%	0.44%
Net expenses	0.33%	0.33%	0.33%	0.37%	0.37%	0.37%	0.37%
Net investment income	4.38%	4.43%	4.26%	3.06%	1.32%	1.29%	2.26%
Supplemental data
Portfolio turnover rate[4]	160%	373%	350%	384%	432%	457%	603%
Net assets, end of period (000s omitted)	$1,405,233	$1,761,819	$1,494,334	$1,476,551	$1,643,353	$1,978,164	$2,545,332

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2025 (unaudited)	0.33%
Year ended April 30, 2025	0.33%
Year ended April 30, 2024[1]	0.33%
Year ended May 31, 2023	0.36%
Year ended May 31, 2022	0.36%
Year ended May 31, 2021	0.35%
Year ended May 31, 2020	0.35%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
8 | Allspring Core Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30		Year ended May 31
Administrator Class		2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$11.09	$10.71	$11.13	$11.70	$13.09	$13.83	$12.96
Net investment income	0.23 [2]	0.45 [2]	0.40 [2]	0.29 [2]	0.13	0.13	0.26
Net realized and unrealized gains (losses) on investments	0.16	0.38	(0.42)	(0.55)	(1.27)	(0.06)	0.90
Total from investment operations	0.39	0.83	(0.02)	(0.26)	(1.14)	0.07	1.16
Distributions to shareholders from
Net investment income	(0.23)	(0.45)	(0.40)	(0.30)	(0.13)	(0.16)	(0.26)
Net realized gains	0.00	0.00	0.00	(0.01)	(0.12)	(0.65)	(0.03)
Total distributions to shareholders	(0.23)	(0.45)	(0.40)	(0.31)	(0.25)	(0.81)	(0.29)
Net asset value, end of period	$11.25	$11.09	$10.71	$11.13	$11.70	$13.09	$13.83
Total return[3]	3.56%	7.88%	(0.19)%	(2.22)%	(8.90)%	0.37%	9.14%
Ratios to average net assets (annualized)*
Gross expenses	0.74%	0.74%	0.74%	0.76%	0.74%	0.76%	0.76%
Net expenses	0.65%	0.65%	0.65%	0.70%	0.69%	0.70%	0.70%
Net investment income	4.06%	4.11%	4.00%	2.60%	0.99%	0.95%	1.92%
Supplemental data
Portfolio turnover rate[4]	160%	373%	350%	384%	432%	457%	603%
Net assets, end of period (000s omitted)	$195,366	$207,345	$193,394	$70,352	$177,305	$214,796	$218,522

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2025 (unaudited)	0.33%
Year ended April 30, 2025	0.33%
Year ended April 30, 2024[1]	0.33%
Year ended May 31, 2023	0.36%
Year ended May 31, 2022	0.36%
Year ended May 31, 2021	0.35%
Year ended May 31, 2020	0.35%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30		Year ended May 31
Institutional Class		2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$11.08	$10.70	$11.12	$11.69	$13.07	$13.82	$12.94
Net investment income	0.24 [2]	0.48 [2]	0.42 [2]	0.34 [2]	0.16	0.17	0.29
Net realized and unrealized gains (losses) on investments	0.16	0.38	(0.42)	(0.57)	(1.26)	(0.07)	0.92
Total from investment operations	0.40	0.86	0.00	(0.23)	(1.10)	0.10	1.21
Distributions to shareholders from
Net investment income	(0.25)	(0.48)	(0.42)	(0.33)	(0.16)	(0.20)	(0.30)
Net realized gains	0.00	0.00	0.00	(0.01)	(0.12)	(0.65)	(0.03)
Total distributions to shareholders	(0.25)	(0.48)	(0.42)	(0.34)	(0.28)	(0.85)	(0.33)
Net asset value, end of period	$11.23	$11.08	$10.70	$11.12	$11.69	$13.07	$13.82
Total return[3]	3.61%	8.18%	0.04%	(1.95)%	(8.59)%	0.58%	9.45%
Ratios to average net assets (annualized)*
Gross expenses	0.47%	0.47%	0.47%	0.50%	0.49%	0.49%	0.49%
Net expenses	0.38%	0.38%	0.38%	0.41%	0.42%	0.42%	0.42%
Net investment income	4.33%	4.38%	4.21%	3.05%	1.27%	1.22%	2.21%
Supplemental data
Portfolio turnover rate[4]	160%	373%	350%	384%	432%	457%	603%
Net assets, end of period (000s omitted)	$3,180,959	$2,825,208	$2,864,763	$2,635,520	$2,446,260	$2,749,647	$2,365,421

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2025 (unaudited)	0.33%
Year ended April 30, 2025	0.33%
Year ended April 30, 2024[1]	0.33%
Year ended May 31, 2023	0.36%
Year ended May 31, 2022	0.36%
Year ended May 31, 2021	0.35%
Year ended May 31, 2020	0.35%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
10 | Allspring Core Bond Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Core Bond Fund ( the “Fund”) which is a diversified series of the Trust.
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund invests in Allspring Core Bond Portfolio, a separate diversified portfolio (the “affiliated Master Portfolio”) of Allspring Master Trust, a registered open-end management investment company. As of October 31, 2025, the Fund owned 98.39% of Allspring Core Bond Portfolio. The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months ended October 31, 2025 are included in this report and should be read in conjunction with the Fund’s financial statements.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolio are recorded on a trade date basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Allspring Core Bond Fund | 11

Notes to financial statements (unaudited)
As of October 31, 2025, the aggregate cost of all investments for federal income tax purposes was $5,085,559,455 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$19,249,704
Gross unrealized losses	(7,379,767)
Net unrealized gains	$11,869,937
As of April 30, 2025, the Fund had capital loss carryforwards which consisted of $297,480,448 in short-term capital losses $401,247,329 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
At October 31, 2025, the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and fair value of the affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective	Fair value of affiliated Master Portfolio
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation	$5,097,429,392
The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement.  Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations.  As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays, generally on a monthly basis,  Allspring Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the six months ended October 31, 2025, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.
Allspring Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee, generally paid on a monthly basis, from the affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
12 | Allspring Core Bond Fund

Notes to financial statements (unaudited)
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Allspring Funds Management has contractually committed through August 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of October 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.70%
Class C	1.45
Class R6	0.33
Administrator Class	0.65
Institutional Class	0.38
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended October 31, 2025, Allspring Funds Distributor received $2,433 from the sale of Class A shares and $1,422 and $1,371 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
5.INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing substantially all of its assets in a single affiliated Master Portfolio. Purchases and sales have been calculated by multiplying the Fund’s ownership percentage of the affiliated Master Portfolio at the end of the period by the affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding short-term securities, for the six months ended October 31, 2025 were as follows:
Purchases at cost		Sales Proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$6,839,563,059	$1,317,477,857	$6,833,550,819	$1,383,512,069
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended October 31, 2025, there were no borrowings by the Fund under the agreement.
7.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without
Allspring Core Bond Fund | 13

Notes to financial statements (unaudited)
the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
9.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
14 | Allspring Core Bond Fund

Portfolio of investments—October 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 41.33%
FHLMC	2.00%	6-1-2040	$7,434,319	$6,566,739
FHLMC	2.00	7-1-2040	11,589,982	10,230,581
FHLMC	2.00	8-1-2040	7,964,967	7,025,667
FHLMC	2.00	10-1-2040	7,987,203	7,034,454
FHLMC	2.00	11-1-2040	14,776,071	13,005,502
FHLMC	2.00	2-1-2047	1,814,648	1,483,704
FHLMC	2.00	12-1-2051	1,243,987	1,034,596
FHLMC	2.50	7-1-2033	5,304,925	5,224,371
FHLMC	2.50	4-1-2037	3,113,646	2,954,426
FHLMC	2.50	4-1-2042	1,563,596	1,400,268
FHLMC	2.50	5-1-2042	5,178,087	4,652,965
FHLMC	2.50	6-1-2042	1,922,319	1,726,183
FHLMC	2.50	8-1-2043	4,603,225	4,205,764
FHLMC	2.50	6-1-2046	5,515,155	5,026,446
FHLMC	2.50	11-1-2046	4,008,206	3,504,491
FHLMC	2.50	8-1-2050	3,461,714	3,010,561
FHLMC	2.50	10-1-2050	2,366,548	2,053,640
FHLMC	2.50	5-1-2051	8,879,196	7,721,057
FHLMC	2.50	7-1-2051	4,489,115	3,889,313
FHLMC	2.50	9-1-2051	8,685,725	7,552,735
FHLMC	2.50	11-1-2051	2,069,031	1,796,069
FHLMC	2.50	1-1-2052	54,048,017	46,771,786
FHLMC	2.50	2-1-2052	1,046,120	900,705
FHLMC	2.50	3-1-2052	3,143,758	2,703,067
FHLMC	2.50	4-1-2052	6,825,338	5,903,281
FHLMC	3.00	3-1-2043	1,912,432	1,771,426
FHLMC	3.00	4-1-2043	2,605,801	2,413,598
FHLMC	3.00	5-1-2043	1,935,350	1,793,824
FHLMC	3.00	8-1-2043	2,537,414	2,350,245
FHLMC	3.00	2-1-2045	6,260,353	5,766,206
FHLMC	3.00	4-1-2045	8,485,469	7,859,495
FHLMC	3.00	5-1-2045	3,317,465	3,043,618
FHLMC	3.00	1-1-2046	3,128,127	2,900,485
FHLMC	3.00	9-1-2046	4,695,817	4,284,610
FHLMC	3.00	2-1-2047	1,269,672	1,177,598
FHLMC	3.00	4-1-2047	19,677,305	17,943,712
FHLMC	3.00	11-1-2048	9,955,678	9,072,564
FHLMC	3.00	4-1-2049	4,275,114	3,895,907
FHLMC	3.00	5-1-2049	2,633,554	2,400,520
FHLMC	3.00	11-1-2049	3,154,976	2,875,142
FHLMC	3.00	1-1-2050	5,293,942	4,824,363
FHLMC	4.00	3-1-2050	8,665,102	8,433,424
FHLMC	4.50	6-1-2039	130,786	130,829
FHLMC	4.50	7-1-2039	149,748	149,873
FHLMC	5.50	5-1-2055	21,013,267	21,290,919
FHLMC	5.50	7-1-2055	12,407,392	12,537,022
FHLMC	6.00	7-1-2054	3,911,018	4,090,600
FHLMC	6.00	9-1-2054	30,894,737	32,315,069
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 15

Portfolio of investments—October 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC	6.00%	10-1-2054	$5,298,912	$5,542,844
FHLMC	6.00	5-1-2055	21,066,810	21,599,274
FHLMC	6.50	9-1-2054	12,193,290	12,957,664
FHLMC	6.50	10-1-2054	3,650,663	3,882,128
FHLMC	6.50	11-1-2054	967,820	1,025,978
FHLMC	6.50	10-1-2055	3,843,138	4,077,947
FHLMC STRIPS Series 264 Class 30	3.00	7-15-2042	4,134,917	3,829,438
FHLMC (30 Day Average U.S. SOFR+2.06%)±	4.99	6-1-2055	2,507,569	2,525,839
FHLMC (30 Day Average U.S. SOFR+2.06%)±	5.07	7-1-2055	1,574,288	1,588,597
FHLMC (30 Day Average U.S. SOFR+2.06%)±	5.08	8-1-2055	2,852,318	2,875,358
FHLMC (30 Day Average U.S. SOFR+2.06%)±	5.14	7-1-2055	2,272,172	2,291,555
FHLMC (30 Day Average U.S. SOFR+2.08%)±	5.26	7-1-2055	6,418,742	6,470,750
FHLMC (30 Day Average U.S. SOFR+2.08%)±	5.31	7-1-2055	2,572,596	2,606,383
FHLMC (30 Day Average U.S. SOFR+2.09%)±	5.45	5-1-2055	1,665,908	1,687,169
FHLMC (30 Day Average U.S. SOFR+2.10%)±	5.09	11-1-2055	6,297,088	6,327,207
FHLMC (30 Day Average U.S. SOFR+2.11%)±	5.32	8-1-2055	2,361,632	2,395,993
FHLMC (30 Day Average U.S. SOFR+2.14%)±	5.01	6-1-2055	2,896,411	2,925,059
FHLMC (30 Day Average U.S. SOFR+2.15%)±	4.83	1-1-2055	4,808,022	4,852,480
FHLMC (30 Day Average U.S. SOFR+2.16%)±	5.11	6-1-2055	2,458,650	2,480,670
FHLMC (30 Day Average U.S. SOFR+2.19%)±	5.08	8-1-2055	1,325,769	1,339,598
FHLMC (30 Day Average U.S. SOFR+2.20%)±	5.20	6-1-2055	4,036,853	4,080,634
FHLMC (30 Day Average U.S. SOFR+2.23%)±	5.12	6-1-2055	13,477,921	13,586,009
FHLMC (30 Day Average U.S. SOFR+2.25%)±	4.85	6-1-2055	15,498,057	15,527,492
FHLMC (30 Day Average U.S. SOFR+2.26%)±	4.99	2-1-2054	1,819,840	1,839,198
FHLMC (30 Day Average U.S. SOFR+2.27%)±	5.20	1-1-2055	12,877,041	12,998,772
FHLMC (30 Day Average U.S. SOFR+2.31%)±	4.22	5-1-2053	7,632,129	7,631,471
FHLMC (30 Day Average U.S. SOFR+2.33%)±	4.90	10-1-2054	4,140,115	4,174,911
FHLMC (30 Day Average U.S. SOFR+2.33%)±	5.34	8-1-2055	2,924,106	2,957,125
FHLMC (30 Day Average U.S. SOFR+2.33%)±	5.43	8-1-2055	3,753,217	3,786,606
FHLMC (30 Day Average U.S. SOFR+2.33%)±	5.61	7-1-2055	4,450,590	4,499,006
FHLMC (30 Day Average U.S. SOFR+2.35%)±	4.63	3-1-2053	5,685,789	5,657,420
FHLMC (RFUCCT1Y+1.62%)±	3.10	2-1-2050	2,820,417	2,849,631
FHLMC (RFUCCT1Y+1.64%)±	5.79	11-1-2048	1,374,512	1,434,585
FHLMC Series 1897 Class K	7.00	9-15-2026	2	2
FHLMC Series 326 Class F2 (30 Day Average U.S. SOFR+0.66%)±	4.90	3-15-2044	1,838,166	1,836,202
FHLMC Series 3693 Class FC (30 Day Average U.S. SOFR+0.61%)±	4.85	7-15-2040	1,534,809	1,527,400
FHLMC Series 3919 Class FA (30 Day Average U.S. SOFR+0.61%)±	4.85	9-15-2041	1,489,125	1,479,668
FHLMC Series 3958 Class AF (30 Day Average U.S. SOFR+0.56%)±	4.80	11-15-2041	1,380,923	1,370,499
FHLMC Series 3975 Class FA (30 Day Average U.S. SOFR+0.60%)±	4.84	12-15-2041	1,280,597	1,274,888
FHLMC Series 3990 Class FG (30 Day Average U.S. SOFR+0.56%)±	4.80	1-15-2042	1,581,693	1,572,254
FHLMC Series 4059 Class FP (30 Day Average U.S. SOFR+0.56%)±	4.80	6-15-2042	1,880,085	1,863,843
FHLMC Series 4091 Class BX	3.25	10-15-2041	2,172,998	2,063,402
FHLMC Series 4091 Class MX	3.25	2-15-2042	1,661,963	1,566,316
The accompanying notes are an integral part of these financial statements.
16 | Allspring Core Bond Portfolio

Portfolio of investments—October 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC Series 4091 Class EX	3.38%	7-15-2042	$1,376,545	$1,303,603
FHLMC Series 4091 Class FN (30 Day Average U.S. SOFR+0.51%)±	4.75	8-15-2042	1,363,547	1,346,608
FHLMC Series 4117 Class HB	2.50	10-15-2042	1,409,869	1,275,840
FHLMC Series 4160 Class HP	2.50	1-15-2033	1,436,482	1,383,944
FHLMC Series 4184 Class FN (30 Day Average U.S. SOFR+0.46%)±	4.70	3-15-2043	1,107,360	1,092,237
FHLMC Series 4205 Class PA	1.75	5-15-2043	1,311,565	1,153,424
FHLMC Series 4240 Class FA (30 Day Average U.S. SOFR+0.61%)±	4.85	8-15-2043	3,602,764	3,563,481
FHLMC Series 4273 Class PF (30 Day Average U.S. SOFR+0.51%)±	4.75	11-15-2043	1,539,503	1,526,100
FHLMC Series 4281 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.75	12-15-2043	652,735	646,862
FHLMC Series 4290 Class LF (30 Day Average U.S. SOFR+0.51%)±	4.75	7-15-2035	1,376,749	1,365,911
FHLMC Series 4303 Class FA (30 Day Average U.S. SOFR+0.46%)±	4.70	2-15-2044	1,176,160	1,161,410
FHLMC Series 4427 Class CE	3.00	2-15-2034	326,999	323,648
FHLMC Series 4446 Class CP	2.25	3-15-2045	1,674,388	1,513,173
FHLMC Series 4582 Class HA	3.00	9-15-2045	6,517,517	6,171,921
FHLMC Series 4587 Class AF (30 Day Average U.S. SOFR+0.46%)±	4.70	6-15-2046	1,947,176	1,932,142
FHLMC Series 4604 Class FB (30 Day Average U.S. SOFR+0.51%)±	4.75	8-15-2046	3,789,196	3,753,956
FHLMC Series 4611 Class BF (30 Day Average U.S. SOFR+0.51%)±	4.75	6-15-2041	14,441,558	14,300,166
FHLMC Series 4620 Class LF (30 Day Average U.S. SOFR+0.51%)±	4.75	10-15-2046	2,051,479	2,033,651
FHLMC Series 4628 Class KF (30 Day Average U.S. SOFR+0.61%)±	4.85	1-15-2055	2,097,741	2,049,282
FHLMC Series 4709 Class FA (30 Day Average U.S. SOFR+0.41%)±	4.65	8-15-2047	1,510,821	1,490,863
FHLMC Series 4719 Class LM	3.00	9-15-2047	1,447,450	1,322,736
FHLMC Series 4719 Class LA	3.50	9-15-2047	1,946,919	1,834,701
FHLMC Series 4742 Class PA	3.00	10-15-2047	3,058,375	2,821,953
FHLMC Series 4753 Class BD	3.00	1-15-2048	1,806,442	1,637,140
FHLMC Series 4826 Class KF (30 Day Average U.S. SOFR+0.41%)±	4.65	9-15-2048	1,178,654	1,155,029
FHLMC Series 4854 Class FB (30 Day Average U.S. SOFR+0.41%)±	4.65	1-15-2049	3,835,411	3,790,282
FHLMC Series 4857 Class JA	3.35	1-15-2049	5,517,975	5,324,243
FHLMC Series 4880 Class DA	3.00	5-15-2050	2,603,340	2,426,460
FHLMC Series 4903 Class NF (30 Day Average U.S. SOFR+0.51%)±	4.70	8-25-2049	1,160,714	1,143,774
FHLMC Series 4927 Class BG	3.00	11-25-2049	2,603,784	2,414,060
FHLMC Series 4937 Class MD	2.50	10-25-2049	2,668,748	2,388,408
FHLMC Series 4940 Class AG	3.00	5-15-2040	1,713,680	1,634,785
FHLMC Series 4941 Class GA	2.00	12-15-2047	1,483,982	1,259,204
FHLMC Series 4954 Class LB	2.50	2-25-2050	1,269,750	1,129,398
FHLMC Series 4957 Class MY	3.00	2-25-2050	1,883,000	1,594,560
FHLMC Series 4988 Class KF (30 Day Average U.S. SOFR+0.46%)±	4.65	7-25-2050	2,274,831	2,249,962
FHLMC Series 4993 Class KF (30 Day Average U.S. SOFR+0.56%)±	4.75	7-25-2050	11,141,710	10,855,275
FHLMC Series 5004 Class FM (30 Day Average U.S. SOFR+0.46%)±	4.65	8-25-2050	2,217,660	2,145,703
FHLMC Series 5020 Class ET	3.50	10-25-2050	2,364,018	2,184,251
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 17

Portfolio of investments—October 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC Series 5058 Class BC	5.00%	11-25-2050	$1,761,085	$1,750,404
FHLMC Series 5091 Class AB	1.50	3-25-2051	4,520,841	3,732,242
FHLMC Series 5092 Class HE	2.00	2-25-2051	2,885,487	2,453,609
FHLMC Series 5114 Class AD	1.50	8-25-2047	11,654,429	10,144,659
FHLMC Series 5118 Class CA	1.50	10-15-2033	2,465,168	2,294,793
FHLMC Series 5119 Class QF (30 Day Average U.S. SOFR+0.20%)±	4.38	6-25-2051	3,299,758	3,145,016
FHLMC Series 5202 Class BH	2.00	12-25-2047	1,616,407	1,495,034
FHLMC Series 5202 Class KA	2.50	6-25-2049	2,743,138	2,480,987
FHLMC Series 5202 Class TA	2.50	12-25-2048	4,939,177	4,563,669
FHLMC Series 5207 Class PA	3.00	6-25-2051	3,671,874	3,325,109
FHLMC Series 5217 Class CD	2.50	7-25-2049	2,388,008	2,246,741
FHLMC Series 5220 Class QK	3.50	9-25-2050	4,976,804	4,778,488
FHLMC Series 5228 Class TN	3.50	7-25-2039	2,416,169	2,336,439
FHLMC Series 5335 Class FB (30 Day Average U.S. SOFR+0.81%)±	5.05	10-15-2039	4,613,951	4,627,129
FHLMC Series 5396 Class HF (30 Day Average U.S. SOFR+0.95%)±	5.13	4-25-2054	6,014,882	6,034,777
FHLMC Series 5399 Class FB (30 Day Average U.S. SOFR+0.90%)±	5.08	4-25-2054	3,973,510	3,967,417
FHLMC Series 5410 Class JY	3.00	3-15-2044	3,133,266	2,758,148
FHLMC Series 5451 Class FD (30 Day Average U.S. SOFR+0.51%)±	4.75	1-15-2044	2,287,902	2,267,580
FHLMC Series 5452 Class KY	3.00	3-15-2044	3,353,681	2,930,496
FHLMC Series 5529 Class HA	3.00	3-15-2043	1,901,348	1,808,436
FHLMC Series 5565 Class QA	4.50	8-25-2055	8,745,720	8,702,800
FNMA	2.00	6-1-2040	2,487,498	2,197,482
FNMA	2.00	7-1-2040	7,545,950	6,660,670
FNMA	2.00	8-1-2040	19,079,495	16,839,066
FNMA	2.00	9-1-2040	8,481,831	7,476,399
FNMA	2.00	11-1-2040	7,410,044	6,527,073
FNMA	2.00	12-1-2040	17,598,107	15,516,680
FNMA	2.00	10-1-2041	5,677,683	4,980,056
FNMA	2.00	11-1-2041	1,936,640	1,694,158
FNMA	2.00	4-1-2042	2,984,976	2,606,137
FNMA	2.00	5-1-2042	5,069,776	4,402,555
FNMA	2.00	4-1-2046	9,439,020	7,910,033
FNMA	2.00	1-1-2047	1,770,209	1,473,707
FNMA	2.00	3-1-2047	12,430,599	10,333,365
FNMA	2.50	5-1-2037	3,405,317	3,221,742
FNMA	2.50	12-1-2040	5,142,334	4,640,994
FNMA	2.50	5-1-2041	5,731,451	5,192,991
FNMA	2.50	8-1-2041	3,095,321	2,802,579
FNMA	2.50	2-1-2042	3,075,667	2,749,827
FNMA	2.50	5-1-2042	4,259,573	3,830,255
FNMA	2.50	6-1-2042	3,815,637	3,428,693
FNMA	2.50	11-1-2042	2,273,669	2,063,959
FNMA	2.50	12-1-2047	7,661,523	6,898,758
FNMA	2.50	9-1-2050	10,907,596	9,480,384
The accompanying notes are an integral part of these financial statements.
18 | Allspring Core Bond Portfolio

Portfolio of investments—October 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	2.50%	10-1-2050	$5,152,425	$4,479,492
FNMA	2.50	11-1-2050	2,236,171	1,936,236
FNMA	2.50	2-1-2051	5,132,990	4,447,190
FNMA	2.50	5-1-2051	3,375,746	2,916,770
FNMA	2.50	6-1-2051	5,263,750	4,557,637
FNMA	2.50	12-1-2051	4,599,646	3,969,331
FNMA	2.50	3-1-2052	16,111,483	13,938,221
FNMA	2.50	5-1-2052	2,548,293	2,202,001
FNMA	3.00	8-1-2042	1,953,234	1,809,411
FNMA	3.00	11-1-2042	2,687,103	2,489,235
FNMA	3.00	1-1-2043	2,748,326	2,641,262
FNMA	3.00	2-1-2043	13,917,406	12,822,977
FNMA	3.00	7-1-2043	2,233,453	2,068,757
FNMA	3.00	9-1-2043	2,263,035	2,096,358
FNMA	3.00	12-1-2043	2,871,031	2,659,229
FNMA	3.00	1-1-2044	3,943,723	3,631,281
FNMA	3.00	2-1-2045	1,627,127	1,507,159
FNMA	3.00	3-1-2045	8,494,561	7,799,530
FNMA	3.00	10-1-2046	4,358,627	4,037,246
FNMA	3.00	11-1-2046	8,824,140	8,041,981
FNMA	3.00	12-1-2046	12,196,543	11,115,440
FNMA	3.00	9-1-2047	1,423,718	1,298,923
FNMA	3.00	12-1-2047	1,872,655	1,712,177
FNMA	3.00	1-1-2048	3,625,598	3,358,127
FNMA	3.00	2-1-2048	2,031,667	1,857,770
FNMA	3.00	4-1-2048	9,622,170	8,912,344
FNMA	3.00	8-1-2048	2,943,864	2,688,890
FNMA	3.00	1-1-2049	9,078,230	8,379,095
FNMA	3.00	10-1-2049	36,058,873	33,398,886
FNMA	3.00	2-1-2050	49,215,813	45,021,135
FNMA	3.00	5-1-2050	10,119,784	9,075,270
FNMA	3.00	7-1-2050	21,795,707	19,862,571
FNMA	3.00	4-1-2052	12,058,022	10,868,764
FNMA	3.00	7-1-2052	2,027,901	1,812,355
FNMA	3.00	10-1-2052	15,371,198	13,999,566
FNMA	3.00	2-1-2055	1,607,503	1,463,870
FNMA	3.00	7-1-2060	20,812,428	18,499,599
FNMA	4.00	1-1-2027	400,300	399,069
FNMA	4.00	3-1-2035	1,533,783	1,528,663
FNMA	4.00	9-1-2045	396,703	388,597
FNMA	4.00	1-1-2046	3,049,575	2,986,004
FNMA	4.00	3-1-2047	1,276,422	1,246,648
FNMA	4.00	4-1-2047	327,386	319,224
FNMA	4.00	10-1-2047	376,530	367,143
FNMA	4.00	12-1-2048	1,588,855	1,549,246
FNMA	4.50	3-1-2043	1,801,036	1,810,574
FNMA	4.50	10-1-2045	2,806,119	2,798,176
FNMA	4.50	2-1-2046	68,942	68,605
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 19

Portfolio of investments—October 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	5.50%	2-1-2054	$46,141,289	$46,754,361
FNMA%%	5.50	11-15-2054	6,500,000	6,566,928
FNMA%%	5.50	12-15-2054	16,800,000	16,961,179
FNMA	5.50	2-1-2055	12,848,777	12,983,010
FNMA	5.50	3-1-2055	12,430,490	12,561,626
FNMA	5.50	5-1-2055	25,018,828	25,412,738
FNMA	5.50	7-1-2055	34,733,582	35,192,522
FNMA	6.00	12-1-2053	2,274,010	2,364,887
FNMA	6.00	6-1-2054	3,488,158	3,649,840
FNMA	6.00	7-1-2054	4,081,123	4,275,275
FNMA	6.00	9-1-2054	15,050,530	15,741,918
FNMA	6.00	10-1-2054	1,794,437	1,879,809
FNMA	6.00	11-1-2054	7,652,773	8,007,056
FNMA	6.00	12-1-2054	2,366,651	2,479,227
FNMA	6.00	4-1-2055	30,286,222	31,051,705
FNMA	6.00	5-1-2055	18,456,506	18,970,930
FNMA	6.00	6-1-2055	9,411,636	9,659,553
FNMA	6.00	10-1-2055	3,791,148	3,962,268
FNMA	6.50	12-1-2053	2,506,632	2,674,825
FNMA	6.50	9-1-2054	4,150,244	4,406,471
FNMA	6.50	10-1-2054	3,839,205	4,081,227
FNMA (30 Day Average U.S. SOFR+2.05%)±	5.01	8-1-2055	1,472,707	1,488,571
FNMA (30 Day Average U.S. SOFR+2.06%)±	5.37	5-1-2055	4,217,341	4,279,261
FNMA (30 Day Average U.S. SOFR+2.06%)±	5.59	8-1-2055	4,246,264	4,301,487
FNMA (30 Day Average U.S. SOFR+2.09%)±	5.05	7-1-2055	4,226,378	4,281,963
FNMA (30 Day Average U.S. SOFR+2.09%)±	5.60	12-1-2053	2,623,402	2,647,369
FNMA (30 Day Average U.S. SOFR+2.12%)±	4.10	9-1-2052	3,241,975	3,303,156
FNMA (30 Day Average U.S. SOFR+2.12%)±	4.60	8-1-2052	3,937,255	3,929,666
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.13	10-1-2052	8,785,283	8,860,927
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.15	11-1-2052	2,825,620	2,845,808
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.36	7-1-2052	4,423,667	4,420,155
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.60	8-1-2052	4,790,250	4,811,209
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.64	8-1-2052	2,507,516	2,520,474
FNMA (30 Day Average U.S. SOFR+2.16%)±	4.36	1-1-2055	4,270,576	4,302,761
FNMA (30 Day Average U.S. SOFR+2.16%)±	4.94	4-1-2055	3,520,130	3,556,604
FNMA (30 Day Average U.S. SOFR+2.28%)±	4.87	7-1-2054	8,734,832	8,820,614
FNMA (30 Day Average U.S. SOFR+2.30%)±	4.67	4-1-2053	17,483,087	17,674,508
FNMA (30 Day Average U.S. SOFR+2.31%)±	4.97	5-1-2055	4,198,969	4,238,983
FNMA (30 Day Average U.S. SOFR+2.33%)±	4.54	4-1-2053	14,381,110	14,304,280
FNMA (30 Day Average U.S. SOFR+2.33%)±	5.40	8-1-2054	5,999,907	6,087,497
FNMA (RFUCCT1Y+1.60%)±	5.98	3-1-2050	3,031,841	3,156,790
FNMA (RFUCCT1Y+1.61%)±	2.75	6-1-2050	1,789,795	1,733,346
FNMA Series 2010-107 Class FB (30 Day Average U.S. SOFR+0.52%)±	4.71	9-25-2040	1,057,518	1,048,493
FNMA Series 2011-111 Class DB	4.00	11-25-2041	2,328,320	2,266,044
FNMA Series 2011-117 Class AF (30 Day Average U.S. SOFR+0.56%)±	4.75	11-25-2041	947,331	940,146
The accompanying notes are an integral part of these financial statements.
20 | Allspring Core Bond Portfolio

Portfolio of investments—October 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2011-117 Class FA (30 Day Average U.S. SOFR+0.56%)±	4.75%	11-25-2041	$2,934,629	$2,914,208
FNMA Series 2011-127 Class FC (30 Day Average U.S. SOFR+0.56%)±	4.75	12-25-2041	1,354,401	1,342,816
FNMA Series 2011-142 Class EF (30 Day Average U.S. SOFR+0.61%)±	4.80	1-25-2042	1,525,963	1,517,131
FNMA Series 2011-55 Class FH (30 Day Average U.S. SOFR+0.55%)±	4.74	6-25-2041	1,080,377	1,072,900
FNMA Series 2012-106 Class FA (30 Day Average U.S. SOFR+0.45%)±	4.64	10-25-2042	896,946	886,745
FNMA Series 2012-12 Class FA (30 Day Average U.S. SOFR+0.61%)±	4.80	2-25-2042	1,345,385	1,336,862
FNMA Series 2012-151 Class NX	1.50	1-25-2043	1,411,389	1,235,654
FNMA Series 2012-47 Class JF (30 Day Average U.S. SOFR+0.61%)±	4.80	5-25-2042	1,808,680	1,796,266
FNMA Series 2013-11 Class AP	1.50	1-25-2043	3,765,400	3,465,341
FNMA Series 2013-43 Class BP	1.75	5-25-2043	1,732,003	1,524,182
FNMA Series 2013-49 Class AP	1.75	5-25-2043	1,303,245	1,136,283
FNMA Series 2014-25 Class EL	3.00	5-25-2044	1,878,571	1,730,421
FNMA Series 2014-74 Class FC (30 Day Average U.S. SOFR+0.51%)±	4.70	11-25-2044	1,566,279	1,549,750
FNMA Series 2015-32 Class FA (30 Day Average U.S. SOFR+0.41%)±	4.60	5-25-2045	1,779,810	1,743,089
FNMA Series 2015-48 Class FB (30 Day Average U.S. SOFR+0.41%)±	4.60	7-25-2045	2,118,840	2,076,095
FNMA Series 2015-72 Class GL	3.00	10-25-2045	1,638,044	1,446,776
FNMA Series 2015-8 Class AP	2.00	3-25-2045	3,517,979	3,175,392
FNMA Series 2015-84 Class PA	1.70	8-25-2033	2,600,661	2,453,685
FNMA Series 2016-11 Class CF (30 Day Average U.S. SOFR+0.46%)±	4.65	3-25-2046	1,049,977	1,038,767
FNMA Series 2016-11 Class FG (30 Day Average U.S. SOFR+0.46%)±	4.65	3-25-2046	1,411,521	1,395,985
FNMA Series 2016-19 Class FD (30 Day Average U.S. SOFR+0.51%)±	4.70	4-25-2046	6,059,307	6,011,942
FNMA Series 2016-22 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.70	4-25-2046	2,752,961	2,727,075
FNMA Series 2016-22 Class FG (30 Day Average U.S. SOFR+0.51%)±	4.70	4-25-2046	2,427,684	2,404,383
FNMA Series 2016-48 Class MA	2.00	6-25-2038	4,589,213	4,303,304
FNMA Series 2016-57 Class PC	1.75	6-25-2046	11,547,018	9,935,393
FNMA Series 2016-64 Class BC	1.75	9-25-2046	2,617,931	2,453,033
FNMA Series 2016-64 Class PE	2.50	9-25-2046	1,911,000	1,486,919
FNMA Series 2016-69 Class BF (30 Day Average U.S. SOFR+0.51%)±	4.70	10-25-2046	2,217,888	2,198,449
FNMA Series 2016-75 Class FE (30 Day Average U.S. SOFR+0.51%)±	4.70	10-25-2046	1,678,307	1,664,541
FNMA Series 2016-78 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.70	3-25-2044	1,049,684	1,038,889
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 21

Portfolio of investments—October 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2016-79 Class FH (30 Day Average U.S. SOFR+0.51%)±	4.70%	11-25-2046	$1,705,285	$1,690,891
FNMA Series 2016-82 Class FE (30 Day Average U.S. SOFR+0.51%)±	4.70	11-25-2046	3,719,259	3,689,035
FNMA Series 2016-82 Class FH (30 Day Average U.S. SOFR+0.51%)±	4.70	11-25-2046	3,441,851	3,410,285
FNMA Series 2016-84 Class FB (30 Day Average U.S. SOFR+0.51%)±	4.70	11-25-2046	1,651,446	1,635,954
FNMA Series 2016-86 Class FE (30 Day Average U.S. SOFR+0.51%)±	4.70	11-25-2046	4,288,010	4,247,330
FNMA Series 2016-88 Class CF (30 Day Average U.S. SOFR+0.56%)±	4.75	12-25-2046	2,880,357	2,858,188
FNMA Series 2016-91 Class AF (30 Day Average U.S. SOFR+0.51%)±	4.70	12-25-2046	1,504,754	1,493,748
FNMA Series 2017-11 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.70	3-25-2047	698,825	692,981
FNMA Series 2017-113 Class FB (30 Day Average U.S. SOFR+0.36%)±	4.55	1-25-2048	701,197	691,815
FNMA Series 2017-12 Class FD (30 Day Average U.S. SOFR+0.51%)±	4.70	3-25-2047	1,671,055	1,657,075
FNMA Series 2017-13 Class PA	3.00	8-25-2046	1,565,134	1,472,624
FNMA Series 2017-23 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.70	4-25-2047	1,908,977	1,891,973
FNMA Series 2017-24 Class PG	2.63	4-25-2047	6,599,343	5,868,423
FNMA Series 2017-26 Class FA (30 Day Average U.S. SOFR+0.46%)±	4.65	4-25-2047	4,325,919	4,286,200
FNMA Series 2017-35 Class MC	2.63	12-25-2044	1,365,385	1,327,010
FNMA Series 2017-82 Class FE (30 Day Average U.S. SOFR+0.36%)±	4.55	10-25-2047	1,586,278	1,572,126
FNMA Series 2017-9 Class BF (30 Day Average U.S. SOFR+0.51%)±	4.70	3-25-2047	2,057,420	2,039,690
FNMA Series 2017-9 Class DF (30 Day Average U.S. SOFR+0.51%)±	4.70	3-25-2047	1,472,541	1,459,921
FNMA Series 2017-9 Class EF (30 Day Average U.S. SOFR+0.51%)±	4.70	3-25-2047	788,721	782,099
FNMA Series 2017-96 Class FB (30 Day Average U.S. SOFR+0.41%)±	4.60	12-25-2047	2,758,045	2,726,755
FNMA Series 2018-1 Class FA (30 Day Average U.S. SOFR+0.36%)±	4.55	2-25-2048	1,188,903	1,173,809
FNMA Series 2018-14 Class KC	3.00	3-25-2048	1,761,782	1,689,169
FNMA Series 2018-36 Class FD (30 Day Average U.S. SOFR+0.36%)±	4.55	6-25-2048	3,514,159	3,472,989
FNMA Series 2018-38 Class MA	3.30	6-25-2048	2,846,610	2,733,953
FNMA Series 2018-45 Class TM	3.00	6-25-2048	2,422,254	2,204,277
FNMA Series 2018-55 Class GA	3.38	8-25-2048	2,245,725	2,163,098
FNMA Series 2018-64 Class A	3.00	9-25-2048	2,088,992	1,887,538
FNMA Series 2018-85 Class EA	3.50	12-25-2048	1,468,133	1,430,990
FNMA Series 2019-13 Class PE	3.00	3-25-2049	1,474,681	1,359,493
The accompanying notes are an integral part of these financial statements.
22 | Allspring Core Bond Portfolio

Portfolio of investments—October 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2019-15 Class FA (30 Day Average U.S. SOFR+0.61%)±	4.80%	4-25-2049	$1,057,029	$1,038,357
FNMA Series 2019-25 Class PA	3.00	5-25-2048	4,031,033	3,787,987
FNMA Series 2019-41 Class FG (30 Day Average U.S. SOFR+0.61%)±	4.80	8-25-2059	2,930,430	2,866,192
FNMA Series 2019-43 Class FC (30 Day Average U.S. SOFR+0.51%)±	4.70	8-25-2049	2,063,623	2,031,541
FNMA Series 2019-67 Class FB (30 Day Average U.S. SOFR+0.56%)±	4.75	11-25-2049	1,154,754	1,137,494
FNMA Series 2019-81 Class LH	3.00	12-25-2049	1,856,802	1,697,157
FNMA Series 2020-34 Class AG	2.00	6-25-2035	4,790,300	4,572,394
FNMA Series 2020-48 Class AB	2.00	7-25-2050	2,616,172	2,218,113
FNMA Series 2020-59 Class NC	3.00	8-25-2040	2,524,274	2,378,394
FNMA Series 2021-27 Class EC	1.50	5-25-2051	7,723,924	6,360,441
FNMA Series 2021-40 Class DW	2.00	6-25-2041	634,820	569,470
FNMA Series 2021-42 Class AC	2.00	2-25-2051	2,355,570	2,036,471
FNMA Series 2021-78 Class ND	1.50	11-25-2051	4,313,127	3,556,070
FNMA Series 2021-91 Class AB	2.50	9-25-2049	2,839,683	2,562,789
FNMA Series 2021-95 Class CP	1.50	8-25-2051	1,476,832	1,271,469
FNMA Series 2022-62 Class KA	3.25	9-25-2052	1,869,750	1,764,793
FNMA Series 2022-89 Class AY	3.00	2-25-2048	3,870,259	3,409,508
FNMA Series 2023-14 Class EJ	2.75	4-25-2049	3,007,177	2,825,598
FNMA Series 2023-37 Class FH (30 Day Average U.S. SOFR+0.51%)±	4.70	1-25-2050	4,633,640	4,574,091
FNMA Series 2023-38 Class FC (30 Day Average U.S. SOFR+0.66%)±	4.85	6-25-2040	3,825,158	3,813,298
FNMA Series 2023-38 Class FD (30 Day Average U.S. SOFR+0.86%)±	5.22	10-25-2039	1,245,040	1,228,877
FNMA Series 2024-64 Class KY	3.00	12-25-2043	1,950,398	1,691,284
FNMA Series 2025-95 Class FC (30 Day Average U.S. SOFR+0.70%)♦±	4.96	9-25-2052	8,217,000	8,161,792
FNMA Series 2025-98 Class PK	4.50	8-25-2054	29,787,000	29,483,939
GNMA	2.50	12-20-2037	3,105,883	2,923,328
GNMA	2.50	6-20-2038	5,830,086	5,479,971
GNMA	2.50	7-20-2050	19,260,216	16,416,340
GNMA	3.00	6-20-2043	3,508,990	3,172,784
GNMA	3.00	8-20-2043	1,051,254	950,529
GNMA	3.00	11-15-2047	8,622,615	7,928,234
GNMA	3.00	10-20-2050	7,424,197	6,655,087
GNMA	4.00	8-20-2052	39,908,142	38,119,454
GNMA	5.50	8-20-2055	29,528,701	29,820,232
GNMA%%	5.50	11-20-2055	16,400,000	16,535,245
GNMA	6.00	1-20-2053	3,592,601	3,708,198
GNMA	6.00	7-20-2055	16,281,795	16,578,108
GNMA Series 2010-163 Class NC	4.00	12-20-2040	2,214,368	2,193,628
GNMA Series 2013-152 Class HA	2.50	6-20-2043	2,503,113	2,330,920
GNMA Series 2014-133 Class BP	2.25	9-20-2044	2,152,123	1,949,035
GNMA Series 2014-149 Class KP	2.25	7-16-2044	1,838,689	1,698,592
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 23

Portfolio of investments—October 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA Series 2014-181 Class L	3.00%	12-20-2044	$1,776,649	$1,620,492
GNMA Series 2015-144 Class CA	2.50	10-20-2045	2,711,977	2,415,993
GNMA Series 2016-136 Class A	3.00	7-20-2044	1,751,778	1,598,941
GNMA Series 2016-93 Class AB	1.75	7-20-2044	3,497,677	2,964,325
GNMA Series 2016-99 Class TL	2.00	4-16-2044	5,104,627	4,335,725
GNMA Series 2017-139 Class GA	3.00	9-20-2047	6,263,377	5,717,216
GNMA Series 2017-167 Class BQ	2.50	8-20-2044	1,876,630	1,775,043
GNMA Series 2018-65 Class DC	3.50	5-20-2048	2,433,839	2,278,608
GNMA Series 2020-63 Class UD	1.75	4-20-2050	1,946,329	1,616,101
GNMA Series 2021-105 Class P	1.75	6-20-2051	9,549,656	7,879,836
GNMA Series 2021-107 Class DB	1.75	4-20-2051	8,895,088	7,352,242
GNMA Series 2021-135 Class A	2.00	8-20-2051	2,190,636	1,832,898
GNMA Series 2021-160 Class NE	2.00	9-20-2051	16,659,273	14,284,742
GNMA Series 2021-215 Class GA	2.00	12-20-2051	14,336,289	12,567,090
GNMA Series 2021-225 Class YC	2.00	12-20-2051	1,733,980	1,496,454
GNMA Series 2021-24 Class BC	1.25	2-20-2051	3,601,155	2,845,842
GNMA Series 2021-27 Class BD	5.00	2-20-2051	2,120,758	2,120,168
GNMA Series 2021-27 Class CW±±	5.00	2-20-2051	1,316,808	1,316,593
GNMA Series 2021-27 Class NT	5.00	2-20-2051	2,366,419	2,341,082
GNMA Series 2021-27 Class Q	5.00	2-20-2051	2,124,043	2,122,787
GNMA Series 2021-8 Class CY	5.00	1-20-2051	765,565	765,102
GNMA Series 2021-89 Class LK	2.00	5-20-2051	5,263,873	4,402,107
GNMA Series 2021-97 Class QK	2.00	6-20-2051	12,589,867	10,527,808
GNMA Series 2022-107 Class C	2.50	6-20-2051	9,750,120	8,203,629
GNMA Series 2022-138 Class PT	2.50	10-20-2051	14,064,731	11,820,596
GNMA Series 2022-153 Class KA	4.00	12-20-2049	2,493,091	2,457,914
GNMA Series 2022-197 Class LF (30 Day Average U.S. SOFR+0.70%)±	4.88	11-20-2052	9,011,942	8,950,260
GNMA Series 2022-205 Class A	2.00	9-20-2051	3,653,064	2,923,283
GNMA Series 2022-24 Class AH	2.50	2-20-2052	939,253	813,417
GNMA Series 2022-31 Class GH	2.50	12-20-2049	5,984,093	5,421,021
GNMA Series 2022-34 Class DN	3.50	9-20-2041	5,012,467	4,823,233
GNMA Series 2022-46 Class LY	3.00	3-20-2052	1,342,000	1,125,976
GNMA Series 2022-5 Class BA	2.00	10-20-2049	9,688,436	8,483,935
GNMA Series 2022-50 Class CA	3.00	3-20-2052	9,544,167	8,660,082
GNMA Series 2022-66 Class CG	3.50	4-20-2052	5,575,387	5,337,874
GNMA Series 2022-78 Class HW	2.50	4-20-2052	2,260,000	1,820,533
GNMA Series 2022-84 Class A	2.50	1-20-2052	3,450,564	2,897,293
GNMA Series 2022-9 Class GA	2.00	1-20-2052	2,529,824	2,117,698
GNMA Series 2023-81 Class YJ	3.50	6-20-2053	13,331,906	11,738,421
GNMA Series 2024-110 Class JC	3.00	9-20-2047	16,214,292	15,466,199
GNMA Series 2024-110 Class JL	3.00	10-20-2049	3,616,000	3,144,606
GNMA Series 2024-184 Class GC	3.50	10-20-2051	20,312,853	19,583,497
GNMA Series 2024-45 Class BD	2.00	3-20-2054	2,239,531	2,069,892
GNMA Series 2025-1 Class GC	3.50	10-20-2051	41,297,298	39,851,504
GNMA Series 2025-7 Class EL	2.50	1-20-2055	1,551,252	1,122,071
Total agency securities (Cost $2,131,352,556)				2,140,504,917
The accompanying notes are an integral part of these financial statements.
24 | Allspring Core Bond Portfolio

Portfolio of investments—October 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 8.07%
Ally Auto Receivables Trust Series 2022-3 Class A4	5.07%	10-16-2028	$1,860,000	$1,867,500
American Express Credit Account Master Trust Series 2023-4 Class A	5.15	9-16-2030	4,223,000	4,369,031
American Express Credit Account Master Trust Series 2025-2 Class A	4.28	4-15-2030	3,581,000	3,616,180
American Express Credit Account Master Trust Series 2025-4 Class A	4.30	7-15-2030	14,599,000	14,770,619
American Express Credit Account Master Trust Series 2025-5 Class A	4.51	7-15-2032	9,017,000	9,216,855
AmeriCredit Automobile Receivables Trust Series 2023-1 Class A3	5.62	11-18-2027	762,082	764,930
AmeriCredit Automobile Receivables Trust Series 2023-2 Class A3	5.81	5-18-2028	3,031,911	3,053,168
AutoNation Finance Trust Series 2025-1A Class A3144A	4.62	11-13-2029	3,562,000	3,587,236
BA Credit Card Trust Series 2025-A1 Class A	4.31	5-15-2030	10,844,000	10,967,874
Barclays Dryrock Issuance Trust Series 2025-1 Class A	3.97	7-15-2031	7,693,000	7,691,062
Capital One Multi-Asset Execution Trust Series 2025-A2 Class A	4.02	9-15-2032	1,705,000	1,706,897
Capital One Multi-Asset Execution Trust Series 2025-A3 Class A	4.65	10-15-2037	3,442,000	3,438,504
Capital One Prime Auto Receivables Trust Series 2025-1 Class A3%%	3.85	7-15-2030	3,049,000	3,051,456
Capital One Prime Auto Receivables Trust Series 2025-1 Class A4%%	3.92	2-18-2031	3,002,000	3,002,140
CarMax Auto Owner Trust Series 2025-2 Class A3	4.48	3-15-2030	8,378,000	8,443,385
CarMax Auto Owner Trust Series 2025-3 Class A3	4.35	7-15-2030	4,704,000	4,734,703
CarMax Auto Owner Trust Series 2025-3 Class A4	4.47	1-15-2031	3,360,000	3,405,529
Chase Auto Owner Trust Series 2022-AA Class A4144A	3.99	3-27-2028	2,419,000	2,418,140
Chase Issuance Trust Series 2024-A2 Class A	4.72	1-15-2031	6,383,000	6,516,823
College Avenue Student Loans LLC Series 2017-A Class A1 (U.S. SOFR 1 Month+1.76%)144A±	5.76	11-26-2046	787,890	794,075
College Avenue Student Loans LLC Series 2018-A Class A2144A	4.13	12-26-2047	703,076	693,089
College Avenue Student Loans LLC Series 2019-A Class A2144A	3.28	12-28-2048	1,252,424	1,201,502
Ford Credit Auto Lease Trust Series 2024-A Class A4	5.05	6-15-2027	1,926,000	1,935,348
Ford Credit Auto Owner Trust Series 2022-1 Class A144A	3.88	11-15-2034	4,379,000	4,365,807
Ford Credit Auto Owner Trust Series 2022-D Class A4	5.30	3-15-2028	1,673,000	1,687,530
Ford Credit Auto Owner Trust Series 2024-D Class A3	4.61	8-15-2029	1,992,000	2,012,113
Ford Credit Auto Owner Trust Series 2025-1 Class A144Aøø	4.86	8-15-2037	7,711,000	7,906,813
Ford Credit Auto Owner Trust Series 2025-2 Class A144Aøø	4.37	2-15-2038	6,984,000	7,017,896
Ford Credit Auto Owner Trust Series 2025-B Class A4	3.95	7-15-2031	5,849,000	5,841,447
Ford Credit Floorplan Master Owner Trust A Series 2024-3 Class A1144A	4.30	9-15-2029	10,451,000	10,492,850
Ford Credit Floorplan Master Owner Trust A Series 2025-1 Class A1	4.63	4-15-2030	8,809,000	8,926,374
GM Financial Automobile Leasing Trust Series 2023-3 Class A4	5.44	8-20-2027	1,557,000	1,558,840
GM Financial Consumer Automobile Receivables Trust Series 2025-4 Class A3%%	3.84	2-18-2031	5,303,000	5,294,360
GM Financial Consumer Automobile Receivables Trust Series 2025-4 Class A4%%	3.93	4-16-2032	1,024,000	1,021,377
GM Financial Revolving Receivables Trust Series 2024-1 Class A144A	4.98	12-11-2036	4,272,000	4,388,547
GM Financial Revolving Receivables Trust Series 2024-2 Class A144A	4.52	3-11-2037	2,817,000	2,850,234
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 25

Portfolio of investments—October 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
GM Financial Revolving Receivables Trust Series 2025-1 Class A144A	4.64%	12-11-2037	$12,348,000	$12,579,464
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1144A	4.73	11-15-2029	6,751,000	6,830,218
GMF Floorplan Owner Revolving Trust Series 2025-2A Class A144A	4.64	3-15-2030	9,195,000	9,303,405
Honda Auto Receivables Owner Trust Series 2025-3 Class A4	4.10	11-21-2031	4,838,000	4,855,360
Hyundai Auto Lease Securitization Trust Series 2025-B Class A3144A	4.53	4-17-2028	6,992,000	7,040,492
Hyundai Auto Receivables Trust Series 2022-A Class A4	2.35	4-17-2028	1,071,092	1,067,622
Hyundai Auto Receivables Trust Series 2023-A Class A4	4.48	7-17-2028	3,320,000	3,327,344
Hyundai Auto Receivables Trust Series 2023-B Class A3	5.48	4-17-2028	1,266,253	1,275,271
Hyundai Floorplan Master Owner Trust Series 2025-1A Class A144A%%	4.01	10-15-2030	6,143,000	6,141,549
Mercedes-Benz Auto Receivables Trust Series 2022-1 Class A4	5.25	2-15-2029	3,874,000	3,914,352
Mercedes-Benz Auto Receivables Trust Series 2025-1 Class A3	4.78	12-17-2029	3,988,000	4,032,094
Navient Private Education Refinance Loan Trust Series 2018-DA Class A2A144A	4.00	12-15-2059	1,181,200	1,172,495
Navient Private Education Refinance Loan Trust Series 2019-A Class A2A144A	3.42	1-15-2043	511,779	509,974
Navient Private Education Refinance Loan Trust Series 2019-CA Class A2144A	3.13	2-15-2068	709,375	700,412
Navient Private Education Refinance Loan Trust Series 2019-D Class A2A144A	3.01	12-15-2059	3,162,440	3,080,115
Navient Private Education Refinance Loan Trust Series 2019-FA Class A2144A	2.60	8-15-2068	1,593,472	1,542,347
Navient Private Education Refinance Loan Trust Series 2020-GA Class A144A	1.17	9-16-2069	1,906,663	1,792,036
Navient Private Education Refinance Loan Trust Series 2021-BA Class A144A	0.94	7-15-2069	773,911	707,660
Navient Private Education Refinance Loan Trust Series 2021-CA Class A144A	1.06	10-15-2069	3,304,621	3,021,040
Navient Private Education Refinance Loan Trust Series 2021-EA Class A144A	0.97	12-16-2069	6,900,528	6,206,297
Navient Private Education Refinance Loan Trust Series 2021-FA Class A144A	1.11	2-18-2070	3,149,780	2,801,171
Navient Private Education Refinance Loan Trust Series 2022-A Class A144A	2.23	7-15-2070	2,357,580	2,160,863
Navient Refinance Loan Trust Series 2025-C Class A144A	4.80	10-15-2055	4,448,000	4,445,165
Navient Student Loan Trust Series 2021-3A Class A1A144A	1.77	8-25-2070	3,286,967	2,901,167
Nelnet Student Loan Trust Series 2004-4 Class A5 (90 Day Average U.S. SOFR+0.42%)±	4.73	1-25-2037	1,002,409	999,945
Nelnet Student Loan Trust Series 2005-1 Class A5 (90 Day Average U.S. SOFR+0.37%)±	4.68	10-25-2033	4,324,670	4,291,819
Nelnet Student Loan Trust Series 2005-2 Class A5 (90 Day Average U.S. SOFR+0.36%)±	4.74	3-23-2037	4,131,824	4,103,284
Nelnet Student Loan Trust Series 2005-3 Class A5 (90 Day Average U.S. SOFR+0.38%)±	4.76	12-24-2035	2,999,574	2,982,144
Nissan Auto Receivables Owner Trust Series 2022-B Class A4	4.45	11-15-2029	2,437,000	2,445,078
The accompanying notes are an integral part of these financial statements.
26 | Allspring Core Bond Portfolio

Portfolio of investments—October 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
PenFed Auto Receivables Owner Trust Series 2022-A Class A4144A	4.18%	12-15-2028	$235,883	$235,819
Santander Drive Auto Receivables Trust Series 2024-3 Class A3	5.63	1-16-2029	3,239,367	3,253,138
Santander Drive Auto Receivables Trust Series 2025-2 Class A3	4.67	8-15-2029	4,443,000	4,466,199
Santander Drive Auto Receivables Trust Series 2025-3 Class A3	4.38	1-15-2030	5,432,000	5,452,503
SBNA Auto Lease Trust Series 2024-C Class A4144A	4.42	3-20-2029	2,530,000	2,537,056
SBNA Auto Receivables Trust Series 2024-A Class A4144A	5.21	4-16-2029	1,116,000	1,124,083
SBNA Auto Receivables Trust Series 2024-A Class A3144A	5.32	12-15-2028	1,465,321	1,470,660
SFS Auto Receivables Securitization Trust Series 2024-1A Class A4144A	4.94	1-21-2031	971,000	985,148
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3144A	4.95	5-21-2029	4,824,828	4,851,241
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3144A	5.33	11-20-2029	3,687,000	3,724,446
SFS Auto Receivables Securitization Trust Series 2025-2A Class A4144A	4.58	5-20-2031	3,337,000	3,387,991
SFS Auto Receivables Securitization Trust Series 2025-3A Class A3144A	4.12	4-21-2031	5,006,000	4,995,590
SMB Private Education Loan Trust Series 2021-A Class APT1144A	1.07	1-15-2053	4,251,756	3,889,461
SoFi Professional Loan Program LLC Series 2021-B Class AFX144A	1.14	2-15-2047	2,412,217	2,120,678
Synchrony Card Funding LLC Series 2025-A2 Class A	4.49	5-15-2031	5,268,000	5,334,433
Synchrony Card Issuance Trust Series 2025-A1 Class A	4.78	2-15-2031	6,173,000	6,277,406
T-Mobile U.S. Trust Series 2024-2A Class A144A	4.25	5-21-2029	11,272,000	11,302,937
T-Mobile U.S. Trust Series 2025-1A Class A144A	4.74	11-20-2029	4,502,000	4,556,389
T-Mobile U.S. Trust Series 2025-2A Class A144A	4.34	4-22-2030	3,720,000	3,742,050
Toyota Auto Receivables Owner Trust Series 2022-D Class A4	5.43	4-17-2028	2,132,000	2,164,977
Toyota Auto Receivables Owner Trust Series 2025-B Class A3	4.34	11-15-2029	924,000	931,124
USB Auto Owner Trust Series 2025-1A Class A3144A	4.49	6-17-2030	4,075,000	4,106,881
USB Auto Owner Trust Series 2025-1A Class A4144A	4.62	12-16-2030	1,218,000	1,238,377
Verizon Master Trust Series 2023-4 Class A1A	5.16	6-20-2029	11,813,000	11,891,506
Verizon Master Trust Series 2024-7 Class A144A	4.35	8-20-2032	9,681,000	9,752,339
Verizon Master Trust Series 2025-2 Class A144A	4.94	1-20-2033	10,359,000	10,653,651
Verizon Master Trust Series 2025-3 Class A1A	4.51	3-20-2030	9,454,000	9,520,602
Verizon Master Trust Series 2025-4 Class A144A	4.76	3-21-2033	6,189,000	6,349,163
Volkswagen Auto Lease Trust Series 2025-B Class A3	4.01	1-22-2029	9,735,000	9,743,388
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A3	4.63	7-20-2029	2,622,000	2,650,272
World Financial Network Credit Card Master Trust Series 2024-A Class A	5.47	2-15-2031	1,339,000	1,365,477
World Omni Auto Receivables Trust Series 2025-C Class A4	4.19	11-17-2031	2,976,000	2,990,787
Total asset-backed securities (Cost $417,627,021)				417,906,189
Corporate bonds and notes: 21.60%
Basic materials: 0.15%
Mining: 0.15%
Glencore Funding LLC144A	5.63	4-4-2034	1,987,000	2,072,082
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 27

Portfolio of investments—October 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Mining(continued)
Glencore Funding LLC144A	5.67%	4-1-2035	$3,773,000	$3,938,790
Glencore Funding LLC144A	6.14	4-1-2055	1,738,000	1,822,984
				7,833,856
Communications: 1.75%
Internet: 0.90%
Alphabet, Inc.	5.25	5-15-2055	2,427,000	2,405,018
Alphabet, Inc.	5.30	5-15-2065	2,427,000	2,384,739
Meta Platforms, Inc.%%	4.20	11-15-2030	6,302,000	6,295,443
Meta Platforms, Inc.%%	4.60	11-15-2032	4,392,000	4,414,077
Meta Platforms, Inc.%%	4.88	11-15-2035	5,851,000	5,876,869
Meta Platforms, Inc.	5.40	8-15-2054	3,062,000	2,948,537
Meta Platforms, Inc.%%	5.50	11-15-2045	1,463,000	1,450,347
Meta Platforms, Inc.	5.55	8-15-2064	4,688,000	4,539,348
Meta Platforms, Inc.%%	5.63	11-15-2055	1,463,000	1,451,995
Meta Platforms, Inc.%%	5.75	11-15-2065	1,463,000	1,450,750
Uber Technologies, Inc.	4.15	1-15-2031	4,404,000	4,360,742
Uber Technologies, Inc.	4.80	9-15-2034	4,337,000	4,337,798
Uber Technologies, Inc.	4.80	9-15-2035	2,934,000	2,911,806
Uber Technologies, Inc.	5.35	9-15-2054	2,034,000	1,967,756
				46,795,225
Media: 0.32%
Charter Communications Operating LLC/Charter Communications Operating Capital	3.50	6-1-2041	869,000	626,841
Charter Communications Operating LLC/Charter Communications Operating Capital	3.50	3-1-2042	4,242,000	3,002,463
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	1,232,000	808,531
Charter Communications Operating LLC/Charter Communications Operating Capital	5.25	4-1-2053	2,076,000	1,690,125
Charter Communications Operating LLC/Charter Communications Operating Capital	5.50	4-1-2063	883,000	717,456
Charter Communications Operating LLC/Charter Communications Operating Capital	5.85	12-1-2035	3,210,000	3,201,324
Charter Communications Operating LLC/Charter Communications Operating Capital	6.70	12-1-2055	3,136,000	3,092,414
Comcast Corp.	2.99	11-1-2063	1,890,000	1,053,145
Comcast Corp.	4.05	11-1-2052	1,629,000	1,222,730
Comcast Corp.	5.35	5-15-2053	1,365,000	1,266,829
				16,681,858
Telecommunications: 0.53%
AT&T, Inc.	3.50	6-1-2041	1,614,000	1,277,009
AT&T, Inc.	3.50	9-15-2053	2,505,000	1,714,126
AT&T, Inc.	3.55	9-15-2055	2,501,000	1,715,009
AT&T, Inc.	3.65	9-15-2059	1,581,000	1,071,267
AT&T, Inc.	3.80	12-1-2057	2,203,000	1,555,316
The accompanying notes are an integral part of these financial statements.
28 | Allspring Core Bond Portfolio

Portfolio of investments—October 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Telecommunications(continued)
AT&T, Inc.	4.55%	11-1-2032	$2,926,000	$2,905,125
AT&T, Inc.	4.90	11-1-2035	2,926,000	2,884,287
AT&T, Inc.	5.55	11-1-2045	2,343,000	2,298,261
AT&T, Inc.	5.70	11-1-2054	2,343,000	2,294,851
Verizon Communications, Inc.	2.99	10-30-2056	2,532,000	1,538,221
Verizon Communications, Inc.	5.25	4-2-2035	7,838,000	7,927,556
				27,181,028
Consumer, cyclical: 1.38%
Airlines: 0.46%
Delta Air Lines, Inc.	4.95	7-10-2028	6,851,000	6,945,022
Delta Air Lines, Inc.	5.25	7-10-2030	7,707,000	7,876,682
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75	10-20-2028	5,546,000	5,584,167
Southwest Airlines Co.%%	5.25	11-15-2035	3,415,000	3,336,506
				23,742,377
Auto manufacturers: 0.45%
Ford Motor Credit Co. LLC	2.90	2-10-2029	8,343,000	7,775,629
General Motors Financial Co., Inc.	2.70	6-10-2031	6,418,000	5,777,820
Hyundai Capital America144A	4.50	9-18-2030	2,195,000	2,190,473
Hyundai Capital America144A	5.15	3-27-2030	2,519,000	2,575,229
Toyota Motor Credit Corp.	4.65	9-3-2032	5,157,000	5,206,290
				23,525,441
Retail: 0.47%
Dick’s Sporting Goods, Inc.	4.10	1-15-2052	3,238,000	2,415,737
Home Depot, Inc.	3.63	4-15-2052	1,643,000	1,228,961
Home Depot, Inc.	4.85	6-25-2031	763,000	788,307
Lowe’s Cos., Inc.	3.50	4-1-2051	2,041,000	1,447,763
Lowe’s Cos., Inc.	4.25	3-15-2031	3,918,000	3,892,920
Lowe’s Cos., Inc.	4.25	4-1-2052	3,761,000	3,011,968
Lowe’s Cos., Inc.	4.85	10-15-2035	3,649,000	3,603,197
McDonald’s Corp. Series I	6.30	3-1-2038	2,576,000	2,858,281
Walmart, Inc.	4.35	4-28-2030	5,104,000	5,178,895
				24,426,029
Consumer, non-cyclical: 3.27%
Agriculture: 0.70%
Altria Group, Inc.	3.88	9-16-2046	1,379,000	1,050,359
BAT Capital Corp.	4.54	8-15-2047	3,568,000	2,990,885
BAT Capital Corp.	6.25	8-15-2055	2,528,000	2,636,372
BAT Capital Corp.	7.08	8-2-2053	932,000	1,065,357
Bunge Ltd. Finance Corp.	5.15	8-4-2035	4,415,000	4,473,178
Philip Morris International, Inc.	4.13	4-28-2028	7,459,000	7,473,123
Philip Morris International, Inc.	4.38	4-30-2030	6,314,000	6,338,115
Philip Morris International, Inc.	4.88	4-30-2035	6,694,000	6,697,443
Philip Morris International, Inc.	5.00	11-17-2025	3,568,000	3,568,876
				36,293,708
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 29

Portfolio of investments—October 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Beverages: 0.33%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%	2-1-2036	$8,859,000	$8,771,321
Anheuser-Busch InBev Worldwide, Inc.	5.45	1-23-2039	1,719,000	1,785,107
PepsiCo, Inc.	4.10	1-15-2029	4,290,000	4,312,347
PepsiCo, Inc.	4.30	7-23-2030	2,377,000	2,397,055
				17,265,830
Biotechnology: 0.10%
Amgen, Inc.	5.60	3-2-2043	2,457,000	2,494,228
Amgen, Inc.	5.65	3-2-2053	776,000	774,439
Gilead Sciences, Inc.	4.00	9-1-2036	1,721,000	1,606,069
				4,874,736
Commercial services: 0.12%
Verisk Analytics, Inc.	4.50	8-15-2030	2,945,000	2,958,339
Verisk Analytics, Inc.	5.13	2-15-2036	3,288,000	3,307,690
				6,266,029
Food: 0.02%
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.144A	6.38	4-15-2066	887,000	907,419
Healthcare-products: 0.10%
Alcon Finance Corp.144A	5.38	12-6-2032	5,004,000	5,228,127
Healthcare-services: 0.47%
HCA, Inc.	5.25	6-15-2049	2,190,000	2,010,408
HCA, Inc.	5.50	3-1-2032	5,836,000	6,090,613
HCA, Inc.	5.90	6-1-2053	1,278,000	1,272,279
HCA, Inc.	6.20	3-1-2055	3,430,000	3,561,657
UnitedHealth Group, Inc.	3.05	5-15-2041	791,000	603,777
UnitedHealth Group, Inc.	5.50	7-15-2044	2,059,000	2,066,175
UnitedHealth Group, Inc.	5.63	7-15-2054	5,498,000	5,469,538
UnitedHealth Group, Inc.	5.88	2-15-2053	3,116,000	3,199,792
				24,274,239
Pharmaceuticals: 1.43%
AbbVie, Inc.	3.20	11-21-2029	6,282,000	6,068,145
AbbVie, Inc.	4.05	11-21-2039	1,785,000	1,600,140
AbbVie, Inc.	4.25	11-21-2049	6,198,000	5,217,122
AbbVie, Inc.	4.50	5-14-2035	262,000	257,508
AbbVie, Inc.	4.55	3-15-2035	738,000	729,759
AbbVie, Inc.	4.80	3-15-2027	4,260,000	4,303,308
AbbVie, Inc.	4.88	3-15-2030	3,428,000	3,531,255
AbbVie, Inc.	4.95	3-15-2031	2,557,000	2,644,254
AbbVie, Inc.	5.05	3-15-2034	3,780,000	3,888,593
AbbVie, Inc.	5.20	3-15-2035	3,981,000	4,120,427
AbbVie, Inc.	5.60	3-15-2055	393,000	402,965
CVS Health Corp.	4.78	3-25-2038	1,869,000	1,756,076
CVS Health Corp.	5.05	3-25-2048	7,521,000	6,724,816
The accompanying notes are an integral part of these financial statements.
30 | Allspring Core Bond Portfolio

Portfolio of investments—October 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals(continued)
CVS Health Corp.	5.55%	6-1-2031	$3,379,000	$3,546,396
CVS Health Corp.	5.70	6-1-2034	3,470,000	3,629,048
Eli Lilly & Co.	4.20	8-14-2029	5,355,000	5,396,964
Eli Lilly & Co.	4.25	3-15-2031	5,147,000	5,155,040
Eli Lilly & Co.	4.60	8-14-2034	3,043,000	3,053,083
Eli Lilly & Co.	4.70	2-9-2034	1,664,000	1,683,530
Eli Lilly & Co.	4.90	2-12-2032	1,294,000	1,337,145
Eli Lilly & Co.	5.05	8-14-2054	413,000	393,475
Eli Lilly & Co.	5.10	2-12-2035	1,839,000	1,903,856
Eli Lilly & Co.	5.50	2-12-2055	2,130,000	2,170,954
Eli Lilly & Co.	5.55	10-15-2055	1,072,000	1,097,956
Eli Lilly & Co.	5.60	2-12-2065	2,350,000	2,422,535
Merck & Co., Inc.	2.35	6-24-2040	1,429,000	1,033,610
				74,067,960
Energy: 0.74%
Oil & gas: 0.11%
Chevron USA, Inc.	4.30	10-15-2030	3,076,000	3,100,512
Devon Energy Corp.	5.75	9-15-2054	2,826,000	2,600,829
				5,701,341
Pipelines: 0.63%
Energy Transfer LP	5.25	7-1-2029	4,297,000	4,421,126
Energy Transfer LP	5.30	4-15-2047	1,719,000	1,545,817
Energy Transfer LP	5.70	4-1-2035	5,020,000	5,173,396
Energy Transfer LP	5.95	5-15-2054	6,916,000	6,675,714
Energy Transfer LP144A	6.00	2-1-2029	3,117,000	3,155,984
Energy Transfer LP	6.05	9-1-2054	1,722,000	1,679,679
Kinder Morgan, Inc.	5.15	6-1-2030	2,937,000	3,028,516
ONEOK, Inc.	5.05	11-1-2034	885,000	872,394
ONEOK, Inc.	5.70	11-1-2054	3,682,000	3,445,138
ONEOK, Inc.	5.85	11-1-2064	685,000	645,163
ONEOK, Inc.	6.25	10-15-2055	2,208,000	2,210,735
				32,853,662
Financial: 7.89%
Banks: 5.22%
Bank of America Corp. (U.S. SOFR+0.96%)±	1.73	7-22-2027	10,693,000	10,503,998
Bank of America Corp. (U.S. SOFR+1.37%)±	1.92	10-24-2031	1,483,000	1,319,589
Bank of America Corp. (U.S. SOFR+1.64%)±	5.46	5-9-2036	1,739,000	1,819,318
Bank of America Corp. (U.S. SOFR 3 Month+1.25%)±	2.50	2-13-2031	3,344,000	3,104,991
Bank of New York Mellon Corp. (U.S. SOFR+0.89%)±	4.94	2-11-2031	4,840,000	4,971,407
Citigroup, Inc. (U.S. SOFR+0.87%)±	4.79	3-4-2029	5,994,000	6,071,840
Citigroup, Inc. (U.S. SOFR+1.17%)±	4.50	9-11-2031	6,341,000	6,348,701
Citigroup, Inc. (U.S. SOFR+1.34%)±	4.54	9-19-2030	2,777,000	2,795,158
Citigroup, Inc. (U.S. SOFR+1.46%)±	4.95	5-7-2031	4,412,000	4,500,650
Citigroup, Inc. (U.S. SOFR+1.47%)±	5.33	3-27-2036	6,042,000	6,182,969
Citigroup, Inc. (U.S. SOFR+1.49%)±	5.17	9-11-2036	4,125,000	4,176,333
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 31

Portfolio of investments—October 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Citigroup, Inc. (U.S. SOFR+1.75%)±	5.61%	3-4-2056	$4,115,000	$4,176,543
Citigroup, Inc. (U.S. SOFR+1.83%)±	6.02	1-24-2036	5,183,000	5,422,407
Citigroup, Inc. (U.S. SOFR+2.06%)±	5.83	2-13-2035	1,870,000	1,943,349
Goldman Sachs Group, Inc. (U.S. SOFR+0.90%)±	4.15	10-21-2029	11,026,000	10,993,372
Goldman Sachs Group, Inc. (U.S. SOFR+1.06%)±	4.37	10-21-2031	7,415,000	7,383,052
Goldman Sachs Group, Inc. (U.S. SOFR+1.08%)±	5.21	1-28-2031	6,769,000	6,984,966
Goldman Sachs Group, Inc. (U.S. SOFR+1.14%)±	4.69	10-23-2030	5,126,000	5,190,724
Goldman Sachs Group, Inc. (U.S. SOFR+1.21%)±	5.05	7-23-2030	2,646,000	2,707,561
Goldman Sachs Group, Inc. (U.S. SOFR+1.33%)±	4.94	10-21-2036	5,057,000	5,032,303
Goldman Sachs Group, Inc. (U.S. SOFR+1.55%)±	5.33	7-23-2035	5,264,000	5,421,090
Goldman Sachs Group, Inc. (U.S. SOFR+1.58%)±	5.22	4-23-2031	8,707,000	8,985,590
Goldman Sachs Group, Inc. (U.S. SOFR+1.70%)±	5.73	1-28-2056	2,412,000	2,497,020
JPMorgan Chase & Co. (U.S. SOFR+0.93%)±	4.26	10-22-2031	4,726,000	4,709,509
JPMorgan Chase & Co. (U.S. SOFR+1.19%)±	4.81	10-22-2036	2,638,000	2,629,582
JPMorgan Chase & Co. (U.S. SOFR+1.64%)±	5.58	7-23-2036	3,686,000	3,821,884
JPMorgan Chase & Co. (U.S. SOFR+2.04%)±	2.52	4-22-2031	2,642,000	2,455,568
Morgan Stanley Private Bank NA (U.S. SOFR+0.77%)±	4.47	7-6-2028	5,217,000	5,243,079
Morgan Stanley Private Bank NA (U.S. SOFR+1.08%)±	4.73	7-18-2031	18,094,000	18,378,072
Morgan Stanley (U.S. SOFR+1.11%)±	5.23	1-15-2031	8,479,000	8,753,607
Morgan Stanley (U.S. SOFR+1.22%)±	5.04	7-19-2030	7,892,000	8,097,449
Morgan Stanley (U.S. SOFR+1.38%)±	4.99	4-12-2029	8,699,000	8,860,765
Morgan Stanley (U.S. SOFR+1.58%)±	5.83	4-19-2035	7,790,000	8,305,936
Morgan Stanley (U.S. SOFR+1.63%)±	5.45	7-20-2029	3,333,000	3,439,221
Morgan Stanley Series I (U.S. SOFR+0.91%)±	4.13	10-18-2029	9,470,000	9,447,873
Morgan Stanley Series I (U.S. SOFR+1.07%)±	4.36	10-22-2031	6,361,000	6,339,461
Morgan Stanley Series I (U.S. SOFR+1.31%)±	4.89	10-22-2036	5,143,000	5,114,716
PNC Bank NA (U.S. SOFR+0.73%)±	4.43	7-21-2028	6,894,000	6,928,139
PNC Financial Services Group, Inc. (U.S. SOFR+1.26%)±	4.81	10-21-2032	3,930,000	3,987,250
PNC Financial Services Group, Inc. (U.S. SOFR+1.42%)±	5.37	7-21-2036	2,210,000	2,270,234
State Street Corp.	4.73	2-28-2030	6,852,000	7,007,954
State Street Corp. (U.S. SOFR+1.22%)±	4.78	10-23-2036	1,720,000	1,713,019
Truist Bank (U.S. SOFR+0.77%)±	4.42	7-24-2028	6,896,000	6,922,565
Wells Fargo & Co. (U.S. SOFR+0.88%)±	4.08	9-15-2029	1,663,000	1,658,414
Wells Fargo & Co. (U.S. SOFR+1.07%)±	5.71	4-22-2028	2,668,000	2,726,434
Wells Fargo & Co. (U.S. SOFR+1.34%)±	4.89	9-15-2036	2,934,000	2,932,318
Wells Fargo & Co. (U.S. SOFR+1.37%)±	4.97	4-23-2029	7,089,000	7,218,000
Wells Fargo & Co. (U.S. SOFR+1.38%)±	5.21	12-3-2035	2,743,000	2,805,387
Wells Fargo & Co. (U.S. SOFR+1.50%)±	5.15	4-23-2031	2,915,000	3,006,249
Wells Fargo & Co. (U.S. SOFR+1.74%)±	5.57	7-25-2029	1,678,000	1,736,771
Wells Fargo & Co. (U.S. SOFR+1.79%)±	6.30	10-23-2029	1,707,000	1,805,730
Wells Fargo & Co. Series W (U.S. SOFR+0.78%)±	4.90	1-24-2028	3,650,000	3,680,351
				270,528,468
Diversified financial services: 0.93%
American Express Co. (U.S. SOFR+0.81%)±	4.35	7-20-2029	6,865,000	6,906,697
American Express Co. (U.S. SOFR+1.02%)±	5.09	1-30-2031	2,328,000	2,398,959
American Express Co. (U.S. SOFR+1.22%)±	4.92	7-20-2033	5,031,000	5,125,765
American Express Co. (U.S. SOFR+1.24%)±	4.80	10-24-2036	5,145,000	5,086,054
The accompanying notes are an integral part of these financial statements.
32 | Allspring Core Bond Portfolio

Portfolio of investments—October 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services(continued)
American Express Co. (U.S. SOFR+1.26%)±	4.73%	4-25-2029	$5,556,000	$5,640,477
American Express Co. (U.S. SOFR+1.32%)±	5.44	1-30-2036	3,046,000	3,170,332
American Express Co. (U.S. SOFR+1.44%)±	5.02	4-25-2031	5,954,000	6,123,388
Ares Management Corp.	5.60	10-11-2054	2,565,000	2,450,386
Capital One Financial Corp. (U.S. SOFR+1.63%)±	5.20	9-11-2036	4,399,000	4,369,807
Capital One Financial Corp. (U.S. SOFR+2.26%)±	6.05	2-1-2035	6,587,000	6,984,531
				48,256,396
Insurance: 0.12%
Athene Global Funding144A	5.54	8-22-2035	2,636,000	2,666,553
Guardian Life Global Funding144A	4.33	10-6-2030	3,748,000	3,749,963
				6,416,516
Investment Companies: 0.15%
FS KKR Capital Corp. BDC	6.13	1-15-2030	4,840,000	4,784,967
Oaktree Specialty Lending Corp. BDC	6.34	2-27-2030	2,912,000	2,924,797
				7,709,764
Private equity: 0.22%
Blackstone Reg Finance Co. LLC%%	4.30	11-3-2030	6,304,000	6,283,494
Blackstone Reg Finance Co. LLC%%	4.95	2-15-2036	5,122,000	5,084,273
				11,367,767
Real estate: 0.05%
CBRE Services, Inc.	5.50	6-15-2035	2,230,000	2,300,766
REITs: 1.20%
Agree LP	2.00	6-15-2028	2,626,000	2,488,697
Agree LP	2.60	6-15-2033	716,000	616,889
Agree LP	4.80	10-1-2032	1,580,000	1,597,826
Agree LP	5.60	6-15-2035	2,572,000	2,688,793
American Homes 4 Rent LP	3.63	4-15-2032	2,899,000	2,722,289
American Homes 4 Rent LP	4.30	4-15-2052	1,300,000	1,045,307
American Homes 4 Rent LP	4.95	6-15-2030	2,214,000	2,255,823
American Homes 4 Rent LP	5.50	7-15-2034	1,180,000	1,217,706
Brixmor Operating Partnership LP	2.50	8-16-2031	2,774,000	2,470,895
Brixmor Operating Partnership LP	4.85	2-15-2033	1,209,000	1,205,832
Crown Castle, Inc.	2.10	4-1-2031	145,000	127,135
Essex Portfolio LP	2.55	6-15-2031	1,496,000	1,345,665
Essex Portfolio LP	5.50	4-1-2034	581,000	604,266
Invitation Homes Operating Partnership LP	2.00	8-15-2031	500,000	432,930
Invitation Homes Operating Partnership LP	4.15	4-15-2032	2,886,000	2,792,223
Invitation Homes Operating Partnership LP	4.88	2-1-2035	2,563,000	2,537,229
Invitation Homes Operating Partnership LP	4.95	1-15-2033	2,926,000	2,939,402
Kimco Realty OP LLC	4.85	3-1-2035	2,308,000	2,296,843
Kimco Realty OP LLC	5.30	2-1-2036	2,652,000	2,715,997
Realty Income Corp.	2.10	3-15-2028	1,627,000	1,555,832
Realty Income Corp.	2.85	12-15-2032	2,099,000	1,877,921
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 33

Portfolio of investments—October 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITs(continued)
Realty Income Corp.	3.40%	1-15-2030	$1,738,000	$1,683,606
Realty Income Corp.	3.95	2-1-2029	2,561,000	2,548,253
Realty Income Corp.	4.50	2-1-2033	2,185,000	2,157,719
Realty Income Corp.	4.90	7-15-2033	2,497,000	2,532,068
Regency Centers LP	2.95	9-15-2029	3,971,000	3,799,910
Regency Centers LP	5.00	7-15-2032	2,508,000	2,568,729
Regency Centers LP	5.25	1-15-2034	3,404,000	3,505,737
Store Capital LLC	2.70	12-1-2031	1,009,000	885,022
Store Capital LLC	2.75	11-18-2030	2,035,000	1,851,601
Sun Communities Operating LP	4.20	4-15-2032	3,184,000	3,103,589
				62,171,734
Industrial: 1.37%
Aerospace/defense: 0.43%
Boeing Co.	5.81	5-1-2050	2,972,000	2,951,811
Boeing Co.	6.86	5-1-2054	1,776,000	2,021,456
General Electric Co.	4.30	7-29-2030	5,157,000	5,195,889
General Electric Co.	4.90	1-29-2036	4,688,000	4,775,071
Howmet Aerospace, Inc.	4.85	10-15-2031	2,281,000	2,341,806
Northrop Grumman Corp.	4.65	7-15-2030	2,445,000	2,490,666
Northrop Grumman Corp.	5.25	7-15-2035	2,268,000	2,354,551
				22,131,250
Machinery-construction & mining: 0.25%
Caterpillar Financial Services Corp.	4.38	8-16-2029	1,927,000	1,957,001
Caterpillar Financial Services Corp.	5.00	5-14-2027	5,124,000	5,209,804
Caterpillar, Inc.	5.20	5-15-2035	5,604,000	5,821,319
				12,988,124
Machinery-diversified: 0.50%
Deere & Co.	5.45	1-16-2035	7,180,000	7,574,522
Deere & Co.	5.70	1-19-2055	3,557,000	3,738,761
John Deere Capital Corp.	4.15	9-15-2027	3,359,000	3,377,721
John Deere Capital Corp.	4.50	1-8-2027	4,235,000	4,264,940
John Deere Capital Corp.	4.65	1-7-2028	2,983,000	3,030,143
John Deere Capital Corp.	4.85	6-11-2029	556,000	571,437
John Deere Capital Corp.	5.15	9-8-2026	3,134,000	3,164,800
				25,722,324
Transportation: 0.19%
Crowley Conro LLC	4.18	8-15-2043	2,087,244	1,922,973
Norfolk Southern Corp.	5.10	5-1-2035	2,945,000	3,011,712
Union Pacific Corp.	5.60	12-1-2054	1,325,000	1,342,306
United Parcel Service, Inc.	6.05	5-14-2065	3,392,000	3,559,573
				9,836,564
The accompanying notes are an integral part of these financial statements.
34 | Allspring Core Bond Portfolio

Portfolio of investments—October 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Technology: 2.54%
Computers: 0.27%
Accenture Capital, Inc.	4.25%	10-4-2031	$2,139,000	$2,135,219
Apple, Inc.	2.38	2-8-2041	1,225,000	880,384
Apple, Inc.	2.65	5-11-2050	2,365,000	1,504,876
Apple, Inc.	3.95	8-8-2052	3,223,000	2,608,575
Apple, Inc.	4.00	5-12-2028	2,576,000	2,588,050
Apple, Inc.	4.20	5-12-2030	4,428,000	4,468,022
				14,185,126
Semiconductors: 1.00%
Broadcom, Inc.	4.15	2-15-2028	4,191,000	4,203,213
Broadcom, Inc.	4.55	2-15-2032	4,270,000	4,297,960
Broadcom, Inc.	4.60	7-15-2030	5,553,000	5,634,977
Broadcom, Inc.	4.80	10-15-2034	5,978,000	6,006,624
Broadcom, Inc.	4.90	7-15-2032	3,466,000	3,543,299
Broadcom, Inc.144A	4.93	5-15-2037	2,407,000	2,396,616
Broadcom, Inc.	5.05	7-12-2029	6,144,000	6,326,559
Broadcom, Inc.	5.15	11-15-2031	5,731,000	5,958,058
Broadcom, Inc.	5.20	7-15-2035	1,862,000	1,918,020
Foundry JV Holdco LLC144A	5.50	1-25-2031	1,250,000	1,296,398
Foundry JV Holdco LLC144A	5.90	1-25-2033	1,459,000	1,535,752
Foundry JV Holdco LLC144A	6.30	1-25-2039	1,163,000	1,236,970
Intel Corp.	2.80	8-12-2041	1,447,000	1,018,460
Intel Corp.	3.25	11-15-2049	847,000	564,366
Intel Corp.	5.63	2-10-2043	965,000	952,247
Intel Corp.	5.90	2-10-2063	1,267,000	1,237,556
Texas Instruments, Inc.	5.00	3-14-2053	2,012,000	1,892,812
Texas Instruments, Inc.	5.15	2-8-2054	1,699,000	1,630,080
				51,649,967
Software: 1.27%
Cadence Design Systems, Inc.	4.20	9-10-2027	3,183,000	3,191,975
Cadence Design Systems, Inc.	4.30	9-10-2029	8,839,000	8,874,226
Cadence Design Systems, Inc.	4.70	9-10-2034	7,223,000	7,241,550
Oracle Corp.	4.00	7-15-2046	2,923,000	2,190,696
Oracle Corp.	4.45	9-26-2030	3,590,000	3,560,349
Oracle Corp.	4.80	9-26-2032	3,590,000	3,553,039
Oracle Corp.	5.20	9-26-2035	3,590,000	3,535,448
Oracle Corp.	5.38	9-27-2054	2,197,000	1,931,359
Oracle Corp.	5.55	2-6-2053	1,811,000	1,626,808
Oracle Corp.	5.88	9-26-2045	3,415,000	3,288,118
Oracle Corp.	5.95	9-26-2055	4,682,000	4,438,978
Oracle Corp.	6.00	8-3-2055	5,073,000	4,852,405
Oracle Corp.	6.10	9-26-2065	3,415,000	3,256,593
Synopsys, Inc.	4.65	4-1-2028	2,568,000	2,596,960
Synopsys, Inc.	4.85	4-1-2030	3,673,000	3,738,404
Synopsys, Inc.	5.00	4-1-2032	2,939,000	3,000,835
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 35

Portfolio of investments—October 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Software(continued)
Synopsys, Inc.	5.15%	4-1-2035	$2,563,000	$2,603,522
Synopsys, Inc.	5.70	4-1-2055	2,050,000	2,071,032
				65,552,297
Utilities: 2.51%
Electric: 2.51%
American Transmission Systems, Inc.144A	2.65	1-15-2032	1,047,000	944,112
Arizona Public Service Co.	5.90	8-15-2055	2,926,000	3,015,307
Baltimore Gas & Electric Co.	2.25	6-15-2031	2,247,000	2,019,351
Baltimore Gas & Electric Co.	5.45	6-1-2035	2,950,000	3,072,559
CenterPoint Energy Houston Electric LLC Series AH	3.60	3-1-2052	1,659,000	1,242,426
CenterPoint Energy Houston Electric LLC Series AQ	4.95	8-15-2035	3,533,000	3,554,992
Consolidated Edison Co. of New York, Inc.	3.20	12-1-2051	503,000	344,433
Consolidated Edison Co. of New York, Inc.	3.70	11-15-2059	856,000	617,603
Consumers Energy Co.	4.50	1-15-2031	4,410,000	4,455,663
Consumers Energy Co.	5.05	5-15-2035	3,259,000	3,322,188
DTE Electric Co.	2.95	3-1-2050	2,623,000	1,775,478
DTE Electric Co. Series B	3.65	3-1-2052	1,201,000	906,215
Duke Energy Carolinas LLC	2.55	4-15-2031	1,025,000	940,889
Duke Energy Carolinas LLC	2.85	3-15-2032	2,790,000	2,550,506
Duke Energy Carolinas LLC	3.55	3-15-2052	2,032,000	1,499,340
Duke Energy Carolinas LLC	5.35	1-15-2053	1,968,000	1,937,252
Duke Energy Corp.	3.50	6-15-2051	1,392,000	985,179
Duke Energy Corp.	4.95	9-15-2035	5,167,000	5,137,610
Duke Energy Florida LLC	2.40	12-15-2031	2,239,000	2,014,152
Duke Energy Progress LLC	2.50	8-15-2050	2,267,000	1,365,458
Duke Energy Progress LLC	3.70	10-15-2046	511,000	398,392
Entergy Arkansas LLC	2.65	6-15-2051	2,023,000	1,235,896
Entergy Arkansas LLC	5.15	1-15-2033	3,370,000	3,491,663
Entergy Mississippi LLC	5.80	4-15-2055	2,197,000	2,254,645
Exelon Corp.	5.88	3-15-2055	3,383,000	3,460,394
FirstEnergy Pennsylvania Electric Co.144A	3.25	3-15-2028	2,188,000	2,140,562
FirstEnergy Pennsylvania Electric Co.144A	4.30	1-15-2029	2,641,000	2,641,277
FirstEnergy Pennsylvania Electric Co.144A	5.20	4-1-2028	1,729,000	1,766,851
Georgia Power Co.	4.00	10-1-2028	1,843,000	1,841,640
Georgia Power Co.	4.85	3-15-2031	1,582,000	1,623,470
Jersey Central Power & Light Co.144A	2.75	3-1-2032	2,468,000	2,213,726
Jersey Central Power & Light Co.144A	4.15	1-15-2029	2,376,000	2,373,619
Jersey Central Power & Light Co.144A	4.40	1-15-2031	3,963,000	3,945,914
Jersey Central Power & Light Co.	5.10	1-15-2035	1,999,000	2,027,312
MidAmerican Energy Co.	2.70	8-1-2052	1,947,000	1,228,651
Mississippi Power Co. Series 12-A	4.25	3-15-2042	1,143,000	999,612
Mississippi Power Co. Series B	3.10	7-30-2051	2,694,000	1,819,274
Northern States Power Co.	5.05	5-15-2035	3,675,000	3,767,652
Northern States Power Co.	5.40	3-15-2054	1,360,000	1,356,052
Northern States Power Co.	5.65	6-15-2054	1,474,000	1,532,576
NRG Energy, Inc.144A	5.41	10-15-2035	1,710,000	1,706,246
Ohio Edison Co.144A	4.95	12-15-2029	2,212,000	2,264,616
The accompanying notes are an integral part of these financial statements.
36 | Allspring Core Bond Portfolio

Portfolio of investments—October 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric(continued)
Oncor Electric Delivery Co. LLC144A	5.35%	4-1-2035	$2,065,000	$2,142,249
Oncor Electric Delivery Co. LLC144A	5.80	4-1-2055	2,410,000	2,485,878
Pacific Gas & Electric Co.	3.50	8-1-2050	852,000	582,206
Pacific Gas & Electric Co.	3.95	12-1-2047	5,140,000	3,861,998
Pacific Gas & Electric Co.	4.20	6-1-2041	1,305,000	1,080,102
Pacific Gas & Electric Co.	4.95	7-1-2050	6,416,000	5,522,523
Pacific Gas & Electric Co.	5.05	10-15-2032	3,706,000	3,712,508
Pacific Gas & Electric Co.	6.10	10-15-2055	2,346,000	2,344,255
PECO Energy Co.	2.85	9-15-2051	2,710,000	1,750,844
PPL Capital Funding, Inc.	5.25	9-1-2034	1,561,000	1,600,444
Public Service Co. of Oklahoma Series K	3.15	8-15-2051	1,520,000	1,008,043
Public Service Electric & Gas Co.	1.90	8-15-2031	3,861,000	3,400,708
Public Service Electric & Gas Co.	2.05	8-1-2050	623,000	343,509
Public Service Electric & Gas Co.	2.70	5-1-2050	1,051,000	666,370
Public Service Electric & Gas Co.	4.90	8-15-2035	2,945,000	2,975,570
Sempra (5 Year Treasury Constant Maturity+2.14%)±	6.55	4-1-2055	491,000	502,850
Southern California Edison Co. Series C	4.13	3-1-2048	252,000	194,807
Trans-Allegheny Interstate Line Co.144A	5.00	1-15-2031	3,203,000	3,288,792
Virginia Electric & Power Co.	2.95	11-15-2051	2,247,000	1,447,330
Wisconsin Electric Power Co.	4.15	10-15-2030	3,159,000	3,147,600
				129,849,339
Total corporate bonds and notes (Cost $1,114,239,229)				1,118,585,267
Municipal obligations: 0.21%
Nevada: 0.05%
Airport revenue: 0.05%
County of Clark Department of Aviation Series C	6.82	7-1-2045	2,150,000	2,425,853
New York: 0.07%
Airport revenue: 0.07%
Port Authority of New York & New Jersey	4.46	10-1-2062	4,425,000	3,830,831
Ohio: 0.02%
Education revenue: 0.02%
Ohio State University Series A	4.80	6-1-2111	1,295,000	1,118,969
Texas: 0.07%
Education revenue: 0.02%
Board of Regents of the University of Texas System Series B	2.44	8-15-2049	1,695,000	1,078,564
Transportation revenue: 0.05%
North Texas Tollway Authority Series B	6.72	1-1-2049	2,331,000	2,631,350
				3,709,914
Total municipal obligations (Cost $12,149,876)				11,085,567
Non-agency mortgage-backed securities: 1.56%
Angel Oak Mortgage Trust Series 2021-6 Class A1144A±±	1.46	9-25-2066	2,068,718	1,763,018
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 37

Portfolio of investments—October 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Bank Series 2022-BNK44 Class A5±±	5.74%	11-15-2055	$2,017,000	$2,140,036
BBCMS Mortgage Trust Series 2018-C2 Class ASB	4.24	12-15-2051	641,578	640,066
BBCMS Mortgage Trust Series 2022-C17 Class A5	4.44	9-15-2055	4,118,000	4,067,928
BBCMS Mortgage Trust Series 2025-5C33 Class A4	5.84	3-15-2058	3,235,000	3,408,401
BBCMS Mortgage Trust Series 2025-5C37 Class A3	5.02	9-15-2058	3,277,000	3,353,372
BBCMS Mortgage Trust Series 2025-C35 Class A5±±	5.59	7-15-2058	1,285,000	1,356,852
Benchmark Mortgage Trust Series 2021-B25 Class A4	2.27	4-15-2054	1,722,000	1,568,786
Benchmark Mortgage Trust Series 2025-V18 Class A3	5.18	10-15-2058	2,476,000	2,548,452
BMO Mortgage Trust Series 2025-C11 Class A5	5.69	2-15-2058	2,573,000	2,730,613
BMO Mortgage Trust Series 2025-C12 Class A5±±	5.87	6-15-2058	1,718,000	1,846,952
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1144A±±	2.88	7-25-2049	628,765	616,622
BX Commercial Mortgage Trust Series 2021-VOLT Class A (U.S. SOFR 1 Month+0.81%)144A±	4.85	9-15-2036	10,598,520	10,591,976
BX Trust Series 2025-VLT7 Class A (U.S. SOFR 1 Month+1.70%)144A±	5.73	7-15-2044	3,257,000	3,269,163
COLT Mortgage Loan Trust Series 2021-2 Class A1144A±±	0.92	8-25-2066	2,709,576	2,300,045
COLT Mortgage Loan Trust Series 2021-4 Class A1144A±±	1.40	10-25-2066	2,874,734	2,468,423
CSAIL Commercial Mortgage Trust Series 2019-C16 Class ASB	3.14	6-15-2052	1,787,379	1,758,924
GS Mortgage Securities Trust Series 2020-GSA2 Class A4	1.72	12-12-2053	5,595,000	4,996,319
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class A3	3.39	12-15-2049	894,942	886,467
MFA Trust Series 2021-NQM2 Class A1144A±±	1.03	11-25-2064	995,744	882,576
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.64	3-15-2058	1,202,000	1,257,360
Morgan Stanley Capital I Trust Series 2020-HR8 Class A3	1.79	7-15-2053	2,026,231	1,812,175
Starwood Mortgage Residential Trust Series 2020-INV1 Class A1144A±±	1.03	11-25-2055	442,537	420,891
Starwood Mortgage Residential Trust Series 2021-4 Class A1144A±±	1.16	8-25-2056	2,348,370	2,093,436
SWCH Commercial Mortgage Trust Series 2025-DATA Class A (U.S. SOFR 1 Month+1.44%)144A±	5.48	2-15-2042	4,650,000	4,620,937
Verus Securitization Trust Series 2021-1 Class A1144A±±	0.82	1-25-2066	1,110,557	1,000,171
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03	2-25-2066	2,118,199	1,932,455
Verus Securitization Trust Series 2021-3 Class A1144A±±	1.05	6-25-2066	1,872,572	1,649,035
Verus Securitization Trust Series 2021-4 Class A1144A±±	0.94	7-25-2066	2,382,863	2,029,022
Verus Securitization Trust Series 2021-5 Class A1144A±±	1.01	9-25-2066	5,705,441	4,976,071
Verus Securitization Trust Series 2021-7 Class A1144A±±	1.83	10-25-2066	2,610,260	2,390,837
Verus Securitization Trust Series 2021-8 Class A1144A±±	1.82	11-25-2066	2,352,197	2,182,164
Verus Securitization Trust Series 2021-R1 Class A1144A±±	0.82	10-25-2063	518,462	499,430
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	832,141	793,539
Total non-agency mortgage-backed securities (Cost $84,716,391)				80,852,514
U.S. Treasury securities: 21.13%
U.S. Treasury Bonds	1.13	8-15-2040	39,235,000	24,967,867
U.S. Treasury Bonds	1.38	11-15-2040	34,279,000	22,582,630
U.S. Treasury Bonds	1.38	8-15-2050	17,714,000	9,027,912
U.S. Treasury Bonds	1.63	11-15-2050	49,378,000	26,845,430
U.S. Treasury Bonds	1.75	8-15-2041	86,625,000	59,311,055
U.S. Treasury Bonds	2.00	11-15-2041	125,344,000	88,827,768
The accompanying notes are an integral part of these financial statements.
38 | Allspring Core Bond Portfolio

Portfolio of investments—October 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bonds	2.25%	8-15-2049	$28,349,000	$18,307,253
U.S. Treasury Bonds	2.38	2-15-2042	8,000	5,981
U.S. Treasury Bonds	3.00	2-15-2048	62,523,000	47,720,191
U.S. Treasury Bonds	3.00	8-15-2048	46,339,000	35,206,779
U.S. Treasury Bonds	3.00	2-15-2049	49,833,000	37,695,939
U.S. Treasury Bonds	3.13	5-15-2048	36,805,000	28,677,709
U.S. Treasury Bonds	4.75	5-15-2055	117,059,000	118,595,399
U.S. Treasury Bonds	4.88	8-15-2045	67,176,000	69,191,280
U.S. Treasury Notes	3.50	10-31-2027	19,580,000	19,543,288
U.S. Treasury Notes	3.50	10-15-2028	21,010,000	20,952,551
U.S. Treasury Notes	3.63	3-31-2030	16,761,000	16,720,407
U.S. Treasury Notes	3.63	9-30-2030	89,709,000	89,372,591
U.S. Treasury Notes##	3.63	10-31-2030	144,352,000	143,821,957
U.S. Treasury Notes	3.75	6-30-2030	35,071,000	35,142,238
U.S. Treasury Notes	3.75	10-31-2032	36,329,000	36,022,474
U.S. Treasury Notes	4.13	8-31-2030	33,461,000	34,060,945
U.S. Treasury Notes	4.25	8-15-2035	74,838,000	75,773,475
U.S. Treasury Notes	4.63	9-30-2030	34,436,000	35,832,272
Total U.S. Treasury securities (Cost $1,084,582,550)				1,094,205,391
Yankee corporate bonds and notes: 3.73%
Basic materials: 0.11%
Forest products & paper: 0.05%
Suzano Netherlands BV	5.50	1-15-2036	2,590,000	2,583,162
Iron/steel: 0.06%
Gerdau Trade, Inc.	5.75	6-9-2035	2,726,000	2,831,987
Consumer, non-cyclical: 0.35%
Agriculture: 0.07%
Imperial Brands Finance PLC144A	5.63	7-1-2035	3,395,000	3,465,068
Food: 0.28%
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl	3.00	5-15-2032	3,328,000	2,980,396
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl	3.63	1-15-2032	4,477,000	4,180,608
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl	5.75	4-1-2033	1,100,000	1,145,906
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl	6.50	12-1-2052	2,323,000	2,409,671
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl	7.25	11-15-2053	3,560,000	4,033,064
				14,749,645
Energy: 0.28%
Oil & gas: 0.20%
Aker BP ASA144A	5.25	10-30-2035	5,966,000	5,866,690
Aker BP ASA144A	5.80	10-1-2054	825,000	763,897
Equinor ASA	5.13	6-3-2035	1,474,000	1,521,973
Petroleos Mexicanos	2.46	12-15-2025	403,250	401,599
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 39

Portfolio of investments—October 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas(continued)
TotalEnergies Capital SA	5.43%	9-10-2064	$883,000	$846,078
TotalEnergies Capital SA	5.64	4-5-2064	849,000	844,106
				10,244,343
Pipelines: 0.08%
Galaxy Pipeline Assets Bidco Ltd.144A	2.16	3-31-2034	2,547,849	2,314,706
Galaxy Pipeline Assets Bidco Ltd.144A	2.63	3-31-2036	2,354,000	2,079,930
				4,394,636
Financial: 2.25%
Banks: 2.22%
Banco Santander SA%%	4.55	11-6-2030	5,400,000	5,404,270
Banco Santander SA%%	5.13	11-6-2035	3,800,000	3,803,331
CaixaBank SA (U.S. SOFR+1.14%)144A±	4.63	7-3-2029	5,586,000	5,626,040
CaixaBank SA (U.S. SOFR+1.36%)144A±	4.89	7-3-2031	5,586,000	5,655,566
CaixaBank SA (U.S. SOFR+1.79%)144A±	5.58	7-3-2036	3,334,000	3,424,567
Canadian Imperial Bank of Commerce (U.S. SOFR+0.60%)±	4.24	9-8-2028	5,185,000	5,190,303
Canadian Imperial Bank of Commerce (U.S. SOFR+1.17%)±	4.58	9-8-2031	5,548,000	5,566,171
Credit Agricole SA (U.S. SOFR+1.36%)144A±	4.82	9-25-2033	4,815,000	4,786,667
HSBC Holdings PLC (U.S. SOFR+1.19%)±%%	4.62	11-6-2031	4,800,000	4,805,308
HSBC Holdings PLC (U.S. SOFR+1.43%)±%%	5.13	11-6-2036	3,995,000	3,992,379
Lloyds Banking Group PLC (1 Year Treasury Constant Maturity+0.82%)±%%	4.43	11-4-2031	4,801,000	4,792,730
Lloyds Banking Group PLC (1 Year Treasury Constant Maturity+0.97%)±%%	4.94	11-4-2036	5,436,000	5,379,983
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+0.80%)±	4.53	9-12-2031	4,830,000	4,850,522
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+0.93%)±	5.19	9-12-2036	4,856,000	4,957,870
Royal Bank of Canada (U.S. SOFR+1.06%)±	4.70	8-6-2031	5,889,000	5,963,388
Societe Generale SA (1 Year Treasury Constant Maturity+2.95%)144A±	7.13	1-19-2055	4,323,000	4,616,180
Sumitomo Mitsui Financial Group, Inc. (U.S. SOFR+1.19%)±	4.66	7-8-2031	3,004,000	3,037,399
Sumitomo Mitsui Trust Bank Ltd.144A	4.35	9-11-2030	3,287,000	3,301,717
Sumitomo Mitsui Trust Group, Inc. (U.S. SOFR+1.65%)144A±	5.42	9-11-2036	4,255,000	4,318,896
Toronto-Dominion Bank	4.93	10-15-2035	4,411,000	4,420,355
UBS Group AG (U.S. SOFR+0.84%)144A±	4.15	12-23-2029	5,929,000	5,915,621
UBS Group AG (U.S. SOFR+1.06%)144A±	4.40	9-23-2031	5,883,000	5,861,718
UBS Group AG (U.S. SOFR+1.34%)144A±	5.01	3-23-2037	9,203,000	9,159,801
				114,830,782
Diversified financial services: 0.03%
Brookfield Asset Management Ltd.	6.08	9-15-2055	1,732,000	1,793,130
The accompanying notes are an integral part of these financial statements.
40 | Allspring Core Bond Portfolio

Portfolio of investments—October 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial: 0.62%
Aerospace/defense: 0.14%
Embraer Netherlands Finance BV	5.40%	1-9-2038	$2,569,000	$2,569,000
Embraer Netherlands Finance BV	5.98	2-11-2035	4,442,000	4,776,261
				7,345,261
Building materials: 0.02%
CRH SMW Finance DAC	5.13	1-9-2030	1,075,000	1,106,215
Machinery-construction & mining: 0.05%
Eaton Capital ULC	4.45	5-9-2030	2,398,000	2,420,252
Miscellaneous manufacturing: 0.41%
Siemens Funding BV144A	4.35	5-26-2028	5,576,000	5,630,622
Siemens Funding BV144A	4.60	5-28-2030	3,721,000	3,787,614
Siemens Funding BV144A	4.90	5-28-2032	4,484,000	4,612,268
Siemens Funding BV144A	5.20	5-28-2035	4,484,000	4,644,477
Siemens Funding BV144A	5.80	5-28-2055	2,398,000	2,558,673
				21,233,654
Utilities: 0.12%
Electric: 0.12%
Chile Electricity Lux MPC II Sarl144A	5.58	10-20-2035	2,191,566	2,254,683
Chile Electricity Lux MPC II Sarl144A	5.67	10-20-2035	3,964,000	4,114,394
				6,369,077
Total yankee corporate bonds and notes (Cost $190,868,163)				193,367,212
Yankee government bonds: 1.50%
Australia: 0.11%
Export Finance & Insurance Corp.144A	4.63	10-26-2027	5,815,000	5,913,040
Indonesia: 0.19%
Indonesia	4.30	4-16-2031	4,835,000	4,847,783
Indonesia	4.90	4-16-2036	4,792,000	4,813,386
				9,661,169
Israel: 0.09%
Israel	3.88	7-3-2050	2,545,000	1,890,648
Israel	5.75	3-12-2054	2,851,000	2,789,740
				4,680,388
Kuwait: 0.48%
Kuwait144A	4.02	10-9-2028	7,967,000	7,947,780
Kuwait144A	4.14	10-9-2030	12,326,000	12,292,181
Kuwait144A	4.65	10-9-2035	4,510,000	4,529,737
				24,769,698
Mexico: 0.54%
Mexico	4.40	2-12-2052	2,355,000	1,780,262
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 41

Portfolio of investments—October 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Mexico(continued)
Mexico	4.60%	1-23-2046	$2,600,000	$2,113,914
Mexico	4.60	2-10-2048	2,027,000	1,620,080
Mexico	4.75	3-22-2031	5,977,000	5,931,575
Mexico	4.75	3-8-2044	2,330,000	1,962,442
Mexico	5.38	3-22-2033	9,838,000	9,830,130
Mexico	5.63	9-22-2035	2,341,000	2,329,295
Mexico	3.50	2-12-2034	2,970,000	2,575,732
				28,143,430
Paraguay: 0.09%
Paraguay144A	5.40	3-30-2050	5,137,000	4,772,581
Total yankee government bonds (Cost $76,501,510)				77,940,306

		Yield	Shares
Short-term investments: 2.98%
Investment companies: 2.98%
Allspring Government Money Market Fund Select Class♠∞##		4.06	154,267,126	154,267,126
Total short-term investments (Cost $154,267,126)				154,267,126
Total investments in securities (Cost $5,266,304,422)	102.11%			5,288,714,489
Other assets and liabilities, net	(2.11)			(109,087,833)
Total net assets	100.00%			$5,179,626,656

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
BDC	Business Development Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
The accompanying notes are an integral part of these financial statements.
42 | Allspring Core Bond Portfolio

Portfolio of investments—October 31, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$268,851,171	$1,528,301,057	$(1,642,885,102)	$0	$0	$154,267,126	154,267,126	$3,030,405
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 43

Statement of assets and liabilities—October 31, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $5,112,037,296)	$5,134,447,363
Investments in affiliated securities, at value (cost $154,267,126)	154,267,126
Cash	2,144,095
Receivable for investments sold	160,106,692
Receivable for interest	30,589,660
Principal paydown receivable	1,156,103
Prepaid expenses and other assets	1,129
Total assets	5,482,712,168
Liabilities
Payable for when-issued transactions	179,368,393
Payable for investments purchased	122,025,101
Advisory fee payable	1,506,917
Cash due to broker	40,000
Accrued expenses and other liabilities	145,101
Total liabilities	303,085,512
Total net assets	$5,179,626,656
The accompanying notes are an integral part of these financial statements.
44 | Allspring Core Bond Portfolio

Statement of operations—six months ended October 31, 2025 (unaudited)
Statement of operations
Investment income
Interest (net of foreign withholding taxes of $45,461)	$121,807,966
Income from affiliated securities	3,030,405
Total investment income	124,838,371
Expenses
Advisory fee	9,177,383
Custody and accounting fees	108,370
Professional fees	56,839
Registration fees	20
Interest holder report expenses	1,226
Trustees’ fees and expenses	24,746
Other fees and expenses	57,220
Total expenses	9,425,804
Less: Fee waivers and/or expense reimbursements	(662,017)
Net expenses	8,763,787
Net investment income	116,074,584
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	4,596,620
TBA sale commitments	210,670
Foreign currency and foreign currency translations	234
Net realized gains on investments	4,807,524
Net change in unrealized gains (losses) on
Unaffiliated securities	69,414,650
TBA sale commitments	203,558
Foreign currency and foreign currency translations	(163)
Net change in unrealized gains (losses) on investments	69,618,045
Net realized and unrealized gains (losses) on investments	74,425,569
Net increase in net assets resulting from operations	$190,500,153
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 45

Statement of changes in net assets
Statement of changes in net assets
	Six months ended October 31, 2025 (unaudited)	Year ended April 30, 2025
Operations
Net investment income	$116,074,584	$233,334,920
Net realized gains (losses) on investments	4,807,524	(14,821,174)
Net change in unrealized gains (losses) on investments	69,618,045	191,946,742
Net increase in net assets resulting from operations	190,500,153	410,460,488
Capital transactions
Transactions in investors’ beneficial interests
Contributions	316,981,872	766,209,972
Withdrawals	(573,916,125)	(939,967,594)
Net decrease in net assets resulting from capital transactions	(256,934,253)	(173,757,622)
Total increase (decrease) in net assets	(66,434,100)	236,702,866
Net assets
Beginning of period	5,246,060,756	5,009,357,890
End of period	$5,179,626,656	$5,246,060,756
The accompanying notes are an integral part of these financial statements.
46 | Allspring Core Bond Portfolio

Financial highlights
Financial highlights

	Six months ended October 31, 2025 (unaudited)	Year ended April 30		Year ended May 31
		2025	2024[1]	2023	2022	2021	2020
Total return[2]	3.74%	8.20%	0.09%	(1.88)%	(8.55)%	0.65%	9.49%
Ratios to average net assets (annualized)
Gross expenses	0.35%	0.35%	0.36%	0.36%	0.36%	0.35%	0.35%
Net expenses[3]	0.33%	0.33%	0.33%	0.36%	0.36%	0.35%	0.35%
Net investment income	4.37%	4.42%	4.25%	3.08%	1.33%	1.30%	2.28%
Supplemental Data
Portfolio turnover rate	160%	373%	349%	384%	432%	457%	603%

[1]	For the eleven months ended April 30, 2024. The Portfolio changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[3]	Net expense ratios reflect voluntary waivers, if any.
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 47

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Core Bond Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
TBA sale commitments
The Portfolio may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying
48 | Allspring Core Bond Portfolio

Notes to financial statements (unaudited)
securities, according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Mortgage dollar roll transactions
The Portfolio may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolio accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of October 31, 2025, the aggregate cost of all investments for federal income tax purposes was $5,277,334,382 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$68,122,344
Gross unrealized losses	(56,742,237)
Net unrealized gains	$11,380,107
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Core Bond Portfolio | 49

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of October 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$2,140,504,917	$0	$2,140,504,917
Asset-backed securities	0	417,906,189	0	417,906,189
Corporate bonds and notes	0	1,118,585,267	0	1,118,585,267
Municipal obligations	0	11,085,567	0	11,085,567
Non-agency mortgage-backed securities	0	80,852,514	0	80,852,514
U.S. Treasury securities	1,094,205,391	0	0	1,094,205,391
Yankee corporate bonds and notes	0	193,367,212	0	193,367,212
Yankee government bonds	0	77,940,306	0	77,940,306
Short-term investments
Investment companies	154,267,126	0	0	154,267,126
Total assets	$1,248,472,517	$4,040,241,972	$0	$5,288,714,489
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At October 31, 2025, the Portfolio did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.300
Over $10 billion	0.290
For the six months ended October 31, 2025, the advisory fee was equivalent to an annual rate of 0.35% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolio did not have any interfund transactions during the six months ended October 31, 2025.
50 | Allspring Core Bond Portfolio

Notes to financial statements (unaudited)
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended October 31, 2025 were as follows:
Purchases at cost		Sales Proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$6,973,945,002	$1,332,127,806	$6,967,814,635	$1,398,461,429
6.BANK BORROWINGS
The Portfolio, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to portfolio interest holder redemption requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended October 31, 2025, there were no borrowings by the Portfolio under the agreement.
7.INDEMNIFICATION
Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
8.OPERATING SEGMENTS
The Portfolio operates as a single operating segment. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Portfolio acts as the Portfolio’s CODM. The CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Portfolio’s prospectus which is executed by the Portfolio’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Portfolio’s single segment. This information is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
9.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
Allspring Core Bond Portfolio | 51

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Shareholders and Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

52 | Allspring Core Bond Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Core Bond Fund | 53

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management, advisory, and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each, a “Board” and collectively, the “Boards”) of each of Allspring Funds Trust (“Funds Trust”) and Allspring Master Trust (“Master Trust”, and collectively, the “Trusts”) must determine annually whether to approve the continuation of the Trusts’ investment management, advisory, and sub-advisory agreements, as applicable. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Funds Trust Board, all the members of which have no direct or indirect interest in the investment management agreement and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Core Bond Fund, a portfolio of Funds Trust (the “Feeder Fund”), an investment management agreement (the “Feeder Fund Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”).
At the Meeting, the Master Trust Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are Independent Trustees, reviewed and approved: (i) an investment advisory agreement (the “Master Portfolio Advisory Agreement”) with Allspring Funds Management for the Allspring Core Bond Portfolio, a portfolio of Master Trust (the “Master Portfolio”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management, for the Master Portfolio.
The Feeder Fund and the Master Portfolio are collectively referred to as the “Funds.” The Feeder Fund Management Agreement, the Master Portfolio Advisory Agreement, and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
The Feeder Fund is a feeder fund that invest substantially all of its assets in the Master Portfolio. The Master Portfolio has a substantially similar investment objective and substantially similar investment strategies to the Feeder Fund. Information provided to the Boards regarding the Feeder Fund is also applicable to the Master Portfolio, as relevant.
At the Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at meeting of the Boards held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Boards have adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Boards in the discharge of their duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Boards, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Boards’ annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Boards considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Boards reviewed reports of Allspring Funds Management at each of their quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Boards and the teams mentioned above confer with portfolio managers at various times throughout the year. The Boards did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Funds Trust Board unanimously determined that the compensation payable to Allspring Funds Management was reasonable, and approved the continuation of the Feeder Fund Management Agreement for a one-year term. Additionally, after its deliberations, the Master Trust Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser was reasonable, and approved the continuation of the Master Portfolio Advisory Agreement and the Sub-Advisory Agreement, each for a one-year term. The Boards considered the approval of the Advisory Agreements for the Funds as part of their consideration of agreements for funds across the complex, but their approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Boards in support of their approvals.
Nature, extent, and quality of services
The Boards received and considered various information regarding the nature, extent, and quality of services provided to the Feeder Fund and the Master Portfolio, as applicable, by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Feeder Fund Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and

54 | Allspring Core Bond Fund

Other information (unaudited)
the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Boards received and considered information about the full range of services provided to the Fund and the Master Portfolio by Allspring Funds Management and its affiliates.
The Boards considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Master Portfolio. The Boards evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Boards further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Boards received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Funds’ liquidity risk management programs and as the Funds’ valuation designee. The Boards also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Boards considered the investment performance results for each of the Funds over various time periods ended December 31, 2024. The Boards considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Feeder Fund (the “Universe”), and in comparison to the Feeder Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Boards received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Funds Trust Board noted that the investment performance of the Feeder Fund (Administrator Class) was lower than the average investment performance of its Universe for all periods under review. The Funds Trust Board also noted that the investment performance of the Feeder Fund was higher than or in range of its benchmark index, the Bloomberg U.S. Aggregate Bond Index, for all periods under review.
The Master Trust Board took note of the investment performance of the Master Portfolio in the context of reviewing the investment performance of the Feeder Fund.
The Funds Trust Board received information concerning, and discussed factors contributing to, the underperformance of the Feeder Fund relative to the Universe for the periods identified above. The Funds Trust Board took note of the explanations for the relative underperformance during these periods, including with respect to the investment decisions and market factors that affected the Feeder Fund’s investment performance.
The Funds Trust Board also received and considered information regarding the Feeder Fund’s net operating expense ratios, which include fees and expenses of the Master Portfolio, and their various components, including actual management fees assessed at the Feeder Fund and Master Portfolio levels, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Funds Trust Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Feeder Fund (the “Groups”). The Funds Trust Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Funds Trust Board noted that the net operating expense ratios of the Feeder Fund were lower than the median net operating expense ratios of the expense Groups for each share class.
With respect to the Master Portfolio, the Master Trust Board reviewed the fee rates payable to Allspring Funds Management for investment advisory services (as discussed below), which are the only fees charged at the Master Portfolio level, relative to a corresponding expense Group.
The Boards took into account the Funds’ investment performance and expense information provided to them among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management, advisory, and sub-advisory fee rates
The Funds Trust Board noted that Allspring Funds Management receives no advisory fees from the Feeder Fund as long as the Feeder Fund continues to invest all (or substantially all) of its assets in a single master portfolio. If the Feeder Fund were to change its investment structure so that it began investing in two or more master portfolios (a fund-of-funds), Allspring Funds Management would be entitled to receive an annual fee of 0.25% of the Feeder Fund’s average daily net assets for providing investment advisory services to the Feeder Fund, including allocating the Feeder Fund’s assets to the Master Portfolio.
The Funds Trust Board reviewed and considered the contractual fee rates payable by the Feeder Fund to Allspring Funds Management under the Feeder Fund Management Agreement for management services (other than investment advisory services), as well as the contractual fee rates payable by the Feeder Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”).
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Core Bond Fund | 55

Other information (unaudited)
The Master Trust Board reviewed and considered the contractual investment advisory fee rate payable by the Master Portfolio to Allspring Funds Management for investment advisory services under the Master Portfolio Advisory Agreement (the “Advisory Agreement Rate”). The Master Trust Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services.
Among other information reviewed by the Funds Trust Board was a comparison of the Feeder Fund’s Management Rate, which, for this purpose, includes the advisory fees paid at the Master Portfolio level, with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Funds Trust Board noted that the Management Rates of the Feeder Fund were in range of the sum of the average rates for the Feeder Fund’s expense Groups for each share class.
The Master Trust Board reviewed a comparison of the Advisory Agreement Rate of the Master Portfolio with those of other funds in the Master Portfolio’s expense Group at a common asset level. The Master Trust Board noted that the Advisory Agreement Rate of the Master Portfolio was in range of the median rate for the Master Portfolio’s expense Group.
The Master Trust Board also received and considered information about the portions of the total management fees that were retained by Allspring Funds Management after payment of the fees to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of these amounts, the Master Trust Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Master Trust Board ascribed limited relevance to the allocation of fees between them.
The Boards also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Funds. In this regard, the Boards received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Funds Trust Board determined that the compensation payable to Allspring Funds Management under the Feeder Fund Management Agreement was reasonable, and the Master Trust Board determined that the compensation payable to Allspring Funds Management under the Master Portfolio Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Boards received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Master Trust Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Master Portfolio and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Boards noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
Based on their review, the Boards did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent the Boards from approving the continuation of the Advisory Agreements.
Economies of scale
The Boards received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Funds, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders of the Funds. The Boards noted the existence of breakpoints in the Master Portfolio’s advisory fee structure and the Feeder Fund’s management fee structure, which operate generally to reduce the Funds’ expense ratios as the Funds grow in size, and the size of the Master Portfolio and the Feeder Fund, respectively, in relation to such breakpoints. The Boards considered that, in addition to advisory fee and management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Boards concluded that Allspring Funds Management’s arrangements with respect to each Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

56 | Allspring Core Bond Fund

Other information (unaudited)
Other benefits to Allspring Funds Management and the Sub-Adviser
The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Funds. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it.
The Boards also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Funds Trust Board unanimously determined that the compensation payable to Allspring Funds Management was reasonable, and approved the continuation of the Feeder Fund Management Agreement for a one-year term. Additionally, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Master Trust Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser was reasonable, and approved the continuation of the Master Portfolio Advisory Agreement and the Sub-Advisory Agreement, each for a one-year term.

Allspring Core Bond Fund | 57

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS0940 10-25

Allspring Emerging Growth Fund
Long Form Financial Statements
Semi-Annual Report
October 31, 2025

Allspring Emerging Growth Fund | 1

Portfolio of investments—October 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.98%
Communication services: 1.38%
Entertainment: 1.38%
Liberty Media Corp.-Liberty Live Class C†	50,218	$4,540,210
Consumer discretionary: 8.44%
Automobile components: 1.82%
Modine Manufacturing Co.†	39,339	6,027,128
Diversified consumer services: 1.23%
Adtalem Global Education, Inc.†	41,384	4,056,460
Hotels, restaurants & leisure: 4.19%
Dutch Bros, Inc. Class A†	93,120	5,171,885
First Watch Restaurant Group, Inc.†	160,049	2,639,208
Genius Sports Ltd.†	321,850	3,624,031
Wingstop, Inc.	11,061	2,396,144
		13,831,268
Household durables: 1.20%
Taylor Morrison Home Corp. Class A†	66,756	3,956,628
Consumer staples: 0.45%
Personal care products: 0.45%
Oddity Tech Ltd. Class A†	33,087	1,497,187
Energy: 0.32%
Oil, gas & consumable fuels: 0.32%
Centrus Energy Corp. Class A†	2,878	1,057,550
Financials: 3.75%
Capital markets: 1.57%
Hamilton Lane, Inc. Class A	20,905	2,382,334
Miami International Holdings, Inc.†	64,500	2,818,650
		5,200,984
Financial services: 1.13%
Shift4 Payments, Inc. Class A†	53,903	3,724,697
Insurance: 1.05%
Skyward Specialty Insurance Group, Inc.†	76,068	3,467,940
Health care: 26.68%
Biotechnology: 4.82%
ADMA Biologics, Inc.†	209,746	3,246,868
Ascendis Pharma AS ADR†	20,472	4,127,155
Bridgebio Pharma, Inc.†	16,156	1,012,012
Soleno Therapeutics, Inc.†	45,407	3,049,534
Vericel Corp.†	127,805	4,480,844
		15,916,413
The accompanying notes are an integral part of these financial statements.
2 | Allspring Emerging Growth Fund

Portfolio of investments—October 31, 2025 (unaudited)

	Shares	Value
Health care equipment & supplies: 4.36%
Glaukos Corp.†	16,610	$1,462,843
iRhythm Technologies, Inc.†	47,472	8,891,505
Penumbra, Inc.†	12,539	2,850,992
PROCEPT BioRobotics Corp.†	35,024	1,191,867
		14,397,207
Health care providers & services: 12.65%
Alignment Healthcare, Inc.†	285,393	4,811,726
BrightSpring Health Services, Inc.†	103,796	3,430,458
Castle Biosciences, Inc.†	74,833	1,908,241
Ensign Group, Inc.	41,137	7,408,774
Guardant Health, Inc.†	49,102	4,567,468
HealthEquity, Inc.†	69,106	6,536,045
Option Care Health, Inc.†	154,030	4,009,401
RadNet, Inc.†	120,132	9,128,831
		41,800,944
Life sciences tools & services: 1.31%
Repligen Corp.†	28,964	4,317,374
Pharmaceuticals: 3.54%
Corcept Therapeutics, Inc.†	37,960	2,788,921
Ligand Pharmaceuticals, Inc.†	24,455	4,678,486
Tarsus Pharmaceuticals, Inc.†	61,291	4,217,434
		11,684,841
Industrials: 34.66%
Aerospace & defense: 8.29%
AAR Corp.†	36,504	3,074,002
ATI, Inc.†	47,940	4,744,622
Carpenter Technology Corp.	18,091	5,714,947
Kratos Defense & Security Solutions, Inc.†	52,668	4,771,720
Leonardo DRS, Inc.	96,493	3,527,784
Mercury Systems, Inc.†	71,646	5,546,117
		27,379,192
Building products: 2.58%
AAON, Inc.	39,360	3,872,630
Armstrong World Industries, Inc.	24,446	4,655,252
		8,527,882
Commercial services & supplies: 3.41%
Casella Waste Systems, Inc. Class A†	76,603	6,784,728
CECO Environmental Corp.†	91,370	4,467,079
		11,251,807
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Growth Fund | 3

Portfolio of investments—October 31, 2025 (unaudited)

	Shares	Value
Construction & engineering: 4.24%
Argan, Inc.	20,701	$6,338,853
Construction Partners, Inc. Class A†	66,956	7,656,419
		13,995,272
Electrical equipment: 4.47%
American Superconductor Corp.†	87,372	5,175,044
Bloom Energy Corp. Class A†	47,315	6,253,150
Power Solutions International, Inc.†	39,018	3,340,721
		14,768,915
Ground transportation: 1.12%
Saia, Inc.†	12,668	3,705,390
Machinery: 3.56%
ESAB Corp.	37,379	4,366,615
RBC Bearings, Inc.†	17,245	7,390,000
		11,756,615
Marine transportation: 1.01%
Kirby Corp.†	32,279	3,340,231
Professional services: 1.30%
Parsons Corp.†	51,683	4,296,925
Trading companies & distributors: 4.68%
Applied Industrial Technologies, Inc.	26,633	6,847,078
SiteOne Landscape Supply, Inc.†	26,554	3,445,912
Xometry, Inc. Class A†	105,900	5,156,271
		15,449,261
Information technology: 18.91%
Electronic equipment, instruments & components: 5.40%
Celestica, Inc.†	7,508	2,586,356
Fabrinet†	16,381	7,216,977
Frequency Electronics, Inc.†	26,712	980,865
Mirion Technologies, Inc. Class A†	240,468	7,062,545
		17,846,743
IT services: 0.63%
Wix.com Ltd.†	14,260	2,075,400
Semiconductors & semiconductor equipment: 5.49%
Credo Technology Group Holding Ltd.†	34,197	6,416,041
Impinj, Inc.†	18,830	3,806,673
Rambus, Inc.†	36,752	3,779,576
Semtech Corp.†	60,951	4,136,135
		18,138,425
Software: 7.39%
CCC Intelligent Solutions Holdings, Inc.†	278,567	2,429,104
The accompanying notes are an integral part of these financial statements.
4 | Allspring Emerging Growth Fund

Portfolio of investments—October 31, 2025 (unaudited)

	Shares	Value
Software(continued)
Clearwater Analytics Holdings, Inc. Class A†	277,856	$5,115,329
Commvault Systems, Inc.†	51,798	7,211,317
Pegasystems, Inc.	79,214	5,041,971
SailPoint, Inc.†	119,845	2,598,240
ServiceTitan, Inc. Class A†	21,100	1,990,996
		24,386,957
Real estate: 1.45%
Real estate management & development: 1.45%
Cushman & Wakefield PLC†	305,493	4,796,240
Utilities: 1.94%
Independent power and renewable electricity producers: 1.94%
Talen Energy Corp.†	16,062	6,421,266
Total common stocks (Cost $227,411,275)		323,613,352

		Yield
Short-term investments: 1.49%
Investment companies: 1.49%
Allspring Government Money Market Fund Select Class♠∞		4.06%	4,917,439	4,917,439
Total short-term investments (Cost $4,917,439)				4,917,439
Total investments in securities (Cost $232,328,714)	99.47%			328,530,791
Other assets and liabilities, net	0.53			1,765,320
Total net assets	100.00%			$330,296,111

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$10,193,041	$61,223,132	$(66,498,734)	$0	$0	$4,917,439	4,917,439	$94,892
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Growth Fund | 5

Statement of assets and liabilities—October 31, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $227,411,275)	$323,613,352
Investments in affiliated securities, at value (cost $4,917,439)	4,917,439
Receivable for investments sold	2,726,517
Receivable for Fund shares sold	211,825
Receivable for dividends	22,304
Prepaid expenses and other assets	155,576
Total assets	331,647,013
Liabilities
Payable for investments purchased	980,643
Management fee payable	205,887
Administration fees payable	44,464
Shareholder servicing fees payable	40,951
Payable for Fund shares redeemed	13,090
Trustees’ fees and expenses payable	2,131
Distribution fee payable	665
Accrued expenses and other liabilities	63,071
Total liabilities	1,350,902
Total net assets	$330,296,111
Net assets consist of
Paid-in capital	$219,717,743
Total distributable earnings	110,578,368
Total net assets	$330,296,111
Computation of net asset value and offering price per share
Net assets–Class A	$182,460,706
Shares outstanding–Class A1	18,319,987
Net asset value per share–Class A	$9.96
Maximum offering price per share – Class A2	$10.57
Net assets–Class C	$1,012,425
Shares outstanding–Class C1	162,856
Net asset value per share–Class C	$6.22
Net assets–Class R6	$70,520,858
Shares outstanding–Class R6[1]	5,567,792
Net asset value per share–Class R6	$12.67
Net assets–Institutional Class	$76,302,122
Shares outstanding–Institutional Class[1]	6,085,577
Net asset value per share–Institutional Class	$12.54
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Emerging Growth Fund

Statement of operations—six months ended October 31, 2025 (unaudited)
Statement of operations
Investment income
Dividends	$121,217
Income from affiliated securities	94,892
Total investment income	216,109
Expenses
Management fee	1,246,034
Administration fees
Class A	151,871
Class C	874
Class R6	10,010
Administrator Class	3,679 [1]
Institutional Class	44,230
Shareholder servicing fees
Class A	188,625
Class C	1,085
Administrator Class	7,026 [1]
Distribution fee
Class C	3,192
Custody and accounting fees	6,516
Professional fees	36,900
Registration fees	63,179
Shareholder report expenses	21,523
Trustees’ fees and expenses	6,012
Other fees and expenses	12,769
Total expenses	1,803,525
Less: Fee waivers and/or expense reimbursements
Fund-level	(262,815)
Class A	(13,966)
Institutional Class	(2)
Net expenses	1,526,742
Net investment loss	(1,310,633)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	15,985,315
Net change in unrealized gains (losses) on
Unaffiliated securities	40,786,839
Foreign currency and foreign currency translations	11
Net change in unrealized gains (losses) on investments	40,786,850
Net realized and unrealized gains (losses) on investments	56,772,165
Net increase in net assets resulting from operations	$55,461,532
1 For the period from May 1, 2025 to September 12, 2025. Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Growth Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Six months ended October 31, 2025 (unaudited)		Year ended April 30, 2025
Operations
Net investment loss		$(1,310,633)		$(2,327,262)
Net realized gains on investments		15,985,315		66,195,246
Net change in unrealized gains (losses) on investments		40,786,850		(45,357,722)
Net increase in net assets resulting from operations		55,461,532		18,510,262
Distributions to shareholders from
Class A		(11,442,603)		(9,217,467)
Class C		(104,554)		(84,284)
Class R6		(3,786,087)		(4,612,356)
Administrator Class		(380,298)[1]		(924,580)
Institutional Class		(4,613,541)		(4,282,592)
Total distributions to shareholders		(20,327,083)		(19,121,279)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	293,585	2,902,770	195,878	1,885,388
Class C	4,705	27,972	1,379	9,387
Class R6	208,623	2,522,266	3,616,331	42,779,851
Administrator Class	12,107 [1]	126,588 [1]	104,514	1,113,611
Institutional Class	287,446	3,506,323	1,120,549	13,893,720
		9,085,919		59,681,957
Reinvestment of distributions
Class A	1,193,766	10,922,963	833,400	8,742,362
Class C	18,279	104,554	12,075	84,284
Class R6	310,951	3,613,248	345,032	4,492,322
Administrator Class	37,560 [1]	375,226 [1]	81,040	920,610
Institutional Class	400,073	4,600,835	330,913	4,272,091
		19,616,826		18,511,669
Payment for shares redeemed
Class A	(1,211,095)	(11,712,186)	(1,517,978)	(16,048,344)
Class C	(15,283)	(92,864)	(17,672)	(124,652)
Class R6	(2,518,394)	(30,886,598)	(1,538,743)	(19,470,560)
Administrator Class	(677,128)[1]	(7,280,566)[1]	(534,502)	(6,107,398)
Institutional Class	(940,309)	(11,446,682)	(3,225,949)	(40,158,588)
		(61,418,896)		(81,909,542)
Net asset value of shares issued in acquisition
Class A	6,238,150	57,449,478	0	0
Class C	45,160	260,125	0	0
Class R6	1,500,259	17,551,562	0	0
Institutional Class	1,114,719	12,913,144	0	0
		88,174,309		0
1 For the period from May 1, 2025 to September 12, 2025
The accompanying notes are an integral part of these financial statements.
8 | Allspring Emerging Growth Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended October 31, 2025 (unaudited)		Year ended April 30, 2025
	Shares		Shares
Share conversions
Administrator Class	(419,897)[2]	$(4,441,591)[2]	0	$0
Institutional Class	364,474 [2]	4,441,591 [2]	0	0
		0		0
Net increase (decrease) in net assets resulting from capital share transactions		55,458,158		(3,715,916)
Total increase (decrease) in net assets		90,592,607		(4,326,933)
Net assets
Beginning of period		239,703,504		244,030,437
End of period		$330,296,111		$239,703,504
2 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Growth Fund | 9

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30		Year ended May 31
Class A		2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$9.03	$9.26	$8.72	$8.91	$18.05	$14.71	$13.51
Net investment loss	(0.05)[2]	(0.10)[2]	(0.08)[2]	(0.08)[2]	(0.16)[2]	(0.20)[2]	(0.17)
Net realized and unrealized gains (losses) on investments	1.96	0.68	0.62	(0.11)	(3.47)	7.69	2.13
Total from investment operations	1.91	0.58	0.54	(0.19)	(3.63)	7.49	1.96
Distributions to shareholders from
Net realized gains	(0.98)	(0.81)	0.00	0.00	(5.51)	(4.15)	(0.76)
Net asset value, end of period	$9.96	$9.03	$9.26	$8.72	$8.91	$18.05	$14.71
Total return[3]	22.17%	5.01%	6.19%	(2.13)%	(29.16)%	53.22%	14.97%
Ratios to average net assets (annualized)
Gross expenses	1.40%	1.39%*	1.40%*	1.40%*	1.36%*	1.35%*	1.36%*
Net expenses	1.20%	1.19%*	1.23%*	1.27%*	1.26%*	1.27%*	1.27%*
Net investment loss	(1.06)%	(1.04)%*	(1.00)%*	(0.95)%*	(1.10)%*	(1.12)%*	(1.08)%*
Supplemental data
Portfolio turnover rate	31%	86%[4]	79%[5]	70%[5]	51%[5]	48%[5]	55%[5]
Net assets, end of period (000s omitted)	$182,461	$106,632	$113,793	$121,019	$134,825	$210,838	$148,866

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Year ended April 30, 2025	0.30%
Year ended April 30, 2024[1]	0.84%
Year ended May 31, 2023	0.84%
Year ended May 31, 2022	0.82%
Year ended May 31, 2021	0.81%
Year ended May 31, 2020	0.81%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.  These purchases and sales amounts are aggregated with the direct purchases and sales in unaffiliated securities and included in the portfolio turnover calculation.

[5]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
10 | Allspring Emerging Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30		Year ended May 31
Class C		2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$5.99	$6.41	$6.08	$6.26	$14.41	$12.40	$11.58
Net investment loss	(0.06)[2]	(0.12)[2]	(0.10)[2]	(0.11)[2]	(0.20)[2]	(0.28)[2]	(0.21)[2]
Net realized and unrealized gains (losses) on investments	1.27	0.51	0.43	(0.07)	(2.44)	6.44	1.79
Total from investment operations	1.21	0.39	0.33	(0.18)	(2.64)	6.16	1.58
Distributions to shareholders from
Net realized gains	(0.98)	(0.81)	0.00	0.00	(5.51)	(4.15)	(0.76)
Net asset value, end of period	$6.22	$5.99	$6.41	$6.08	$6.26	$14.41	$12.40
Total return[3]	21.72%	4.25%	5.43%	(2.88)%	(29.71)%	52.19%	14.16%
Ratios to average net assets (annualized)
Gross expenses	2.13%	2.14%*	2.15%*	2.14%*	2.10%*	2.10%*	2.11%*
Net expenses	1.97%	1.97%*	2.02%*	2.03%*	2.03%*	2.03%*	2.03%*
Net investment loss	(1.82)%	(1.83)%*	(1.80)%*	(1.70)%*	(1.86)%*	(1.89)%*	(1.84)%*
Supplemental data
Portfolio turnover rate	31%	86%[4]	79%[5]	70%[5]	51%[5]	48%[5]	55%[5]
Net assets, end of period (000s omitted)	$1,012	$659	$732	$956	$1,758	$2,338	$1,599

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Year ended April 30, 2025	0.31%
Year ended April 30, 2024[1]	0.83%
Year ended May 31, 2023	0.84%
Year ended May 31, 2022	0.82%
Year ended May 31, 2021	0.81%
Year ended May 31, 2020	0.81%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.  These purchases and sales amounts are aggregated with the direct purchases and sales in unaffiliated securities and included in the portfolio turnover calculation.

[5]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Emerging Growth Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30		Year ended May 31
Class R6		2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$11.22	$11.30	$10.61	$10.79	$20.64	$16.34	$14.86
Net investment loss	(0.04)[2]	(0.08)[2]	(0.06)[2]	(0.06)[2]	(0.10)	(0.14)	(0.10)[2]
Net realized and unrealized gains (losses) on investments	2.47	0.81	0.75	(0.12)	(4.24)	8.59	2.34
Total from investment operations	2.43	0.73	0.69	(0.18)	(4.34)	8.45	2.24
Distributions to shareholders from
Net realized gains	(0.98)	(0.81)	0.00	0.00	(5.51)	(4.15)	(0.76)
Net asset value, end of period	$12.67	$11.22	$11.30	$10.61	$10.79	$20.64	$16.34
Total return[3]	22.49%	5.44%	6.50%	(1.67)%	(28.91)%	53.85%	15.51%
Ratios to average net assets (annualized)
Gross expenses	0.98%	0.98%*	0.98%*	0.97%*	0.94%*	0.92%*	0.93%*
Net expenses	0.80%	0.80%*	0.85%*	0.85%*	0.85%*	0.85%*	0.85%*
Net investment loss	(0.65)%	(0.65)%*	(0.63)%*	(0.52)%*	(0.68)%*	(0.68)%*	(0.67)%*
Supplemental data
Portfolio turnover rate	31%	86%[4]	79%[5]	70%[5]	51%[5]	48%[5]	55%[5]
Net assets, end of period (000s omitted)	$70,521	$68,093	$41,171	$28,458	$23,999	$21,729	$19,458

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Year ended April 30, 2025	0.22%
Year ended April 30, 2024[1]	0.84%
Year ended May 31, 2023	0.84%
Year ended May 31, 2022	0.83%
Year ended May 31, 2021	0.81%
Year ended May 31, 2020	0.81%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.  These purchases and sales amounts are aggregated with the direct purchases and sales in unaffiliated securities and included in the portfolio turnover calculation.

[5]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
12 | Allspring Emerging Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30		Year ended May 31
Institutional Class		2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$11.13	$11.22	$10.54	$10.72	$20.55	$16.29	$14.83
Net investment loss	(0.05)[2]	(0.09)[2]	(0.07)[2]	(0.06)[2]	(0.14)[2]	(0.15)	(0.11)[2]
Net realized and unrealized gains (losses) on investments	2.44	0.81	0.75	(0.12)	(4.18)	8.56	2.33
Total from investment operations	2.39	0.72	0.68	(0.18)	(4.32)	8.41	2.22
Distributions to shareholders from
Net realized gains	(0.98)	(0.81)	0.00	0.00	(5.51)	(4.15)	(0.76)
Net asset value, end of period	$12.54	$11.13	$11.22	$10.54	$10.72	$20.55	$16.29
Total return[3]	22.32%	5.40%	6.45%	(1.68)%	(28.95)%	53.75%	15.40%
Ratios to average net assets (annualized)
Gross expenses	1.08%	1.07%*	1.08%*	1.07%*	1.02%*	1.02%*	1.03%*
Net expenses	0.90%	0.90%*	0.90%*	0.90%*	0.90%*	0.90%*	0.90%*
Net investment loss	(0.75)%	(0.76)%*	(0.67)%*	(0.57)%*	(0.75)%*	(0.75)%*	(0.71)%*
Supplemental data
Portfolio turnover rate	31%	86%[4]	79%[5]	70%[5]	51%[5]	48%[5]	55%[5]
Net assets, end of period (000s omitted)	$76,302	$54,073	$74,417	$123,809	$156,936	$648,569	$471,512

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Year ended April 30, 2025	0.33%
Year ended April 30, 2024[1]	0.83%
Year ended May 31, 2023	0.84%
Year ended May 31, 2022	0.82%
Year ended May 31, 2021	0.81%
Year ended May 31, 2020	0.81%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.  These purchases and sales amounts are aggregated with the direct purchases and sales in unaffiliated securities and included in the portfolio turnover calculation.

[5]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Emerging Growth Fund | 13

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Emerging Growth Fund ( the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares became Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
14 | Allspring Emerging Growth Fund

Notes to financial statements (unaudited)
As of October 31, 2025, the aggregate cost of all investments for federal income tax purposes was $232,627,008 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$103,423,686
Gross unrealized losses	(7,519,903)
Net unrealized gains	$95,903,783
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$4,540,210	$0	$0	$4,540,210
Consumer discretionary	27,871,484	0	0	27,871,484
Consumer staples	1,497,187	0	0	1,497,187
Energy	1,057,550	0	0	1,057,550
Financials	12,393,621	0	0	12,393,621
Health care	88,116,779	0	0	88,116,779
Industrials	114,471,490	0	0	114,471,490
Information technology	62,447,525	0	0	62,447,525
Real estate	4,796,240	0	0	4,796,240
Utilities	6,421,266	0	0	6,421,266
Short-term investments
Investment companies	4,917,439	0	0	4,917,439
Total assets	$328,530,791	$0	$0	$328,530,791
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At October 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative
Allspring Emerging Growth Fund | 15

Notes to financial statements (unaudited)
services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.850%
Next $500 million	0.830
Next $1 billion	0.800
Next $1 billion	0.780
Next $1 billion	0.750
Next $1 billion	0.730
Next $5 billion	0.720
Over $10 billion	0.710
For the six months ended October 31, 2025, the management fee was equivalent to an annual rate of 0.85% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through August 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of October 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.22%
Class C	1.97
Class R6	0.80
Institutional Class	0.90
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended October 31, 2025, Allspring Funds Distributor received $246 from the sale of Class A shares and $27 in contingent deferred sales charges from redemptions of Class A shares. No contingent deferred sales charges were incurred by Class C shares for the six months ended October 31, 2025.
16 | Allspring Emerging Growth Fund

Notes to financial statements (unaudited)
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended October 31, 2025.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended October 31, 2025 were $86,836,305 and $136,813,296, respectively.
6.ACQUISITION
After the close of business on July 25, 2025, the Fund acquired the net assets of Allspring Discovery Small-Cap Growth Fund (“Discovery Small-Cap Growth Fund”). The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Class A, Class C, Institutional Class, Administrator Class and Class R6 shares of Discovery Small-Cap Growth Fund received Class A, Class C, Institutional Class, Institutional Class and Class R6 shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Discovery Small-Cap Growth Fund for 8,898,288 shares of the Fund valued at $88,174,309 at an exchange ratio of 1.05, 1.86, 1.57, 1.50 and 1.56 for Class A, Class C, Institutional Class, Institutional Class and Class R6 shares, respectively. The investment portfolio of Discovery Small-Cap Growth Fund with a fair value of $87,960,227, identified cost of $67,222,973 and unrealized gains (losses) of $20,737,271 at July 25, 2025 was the principal assets acquired by the Fund. The aggregate net assets of Discovery Small-Cap Growth Fund and the Fund immediately prior to the acquisition were $88,174,309 and $229,556,100, respectively. The aggregate net assets of the Fund immediately after the acquisition were $317,730,409. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Discovery Small-Cap Growth Fund was carried forward to align with ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed May 1, 2025, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the six months ended October 31, 2025 would have been as follows:
	Net investment income	Net realized and unrealized gains (losses) on investments	Net increase (decrease) in net assets resulting from operations
Emerging Growth	$(1,540,063)	$56,988,885	$55,448,822
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Discovery Small-Cap Growth Fund that have been included in the Fund’s Statement of operations since July 26, 2025.
7.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended October 31, 2025, there were no borrowings by the Fund under the agreement.
8.CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in industrials and health care sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
Allspring Emerging Growth Fund | 17

Notes to financial statements (unaudited)
9.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
11.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
12.CLASS CONVERSION
At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C was closed to new investors and additional investments from existing shareholders.
18 | Allspring Emerging Growth Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Shareholders and Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Emerging Growth Fund | 19

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

20 | Allspring Emerging Growth Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Emerging Growth Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis.
It was noted that the Board had approved the merger of another series of the Trust into the Fund and that the merger was expected to occur on or about July 25, 2025.
The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Emerging Growth Fund | 21

Other information (unaudited)
Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for the one-year period under review, but lower for all other periods under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Russell 2000 Growth Index, for the one- and ten-year periods under review, in range of the investment performance of the benchmark index for the five-year period under review, and lower than the investment performance of the benchmark index for the three-year period under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to market factors and changes to the Fund that affected the Fund’s investment performance. It was noted that the Board had previously approved a proposal to collapse the master-feeder structure under which the Fund had previously invested substantially all of its assets in a master portfolio with a substantially identical investment objective and substantially similar investment strategies and that, on or about September 13, 2024, the Fund began to invest substantially all of its assets directly in a portfolio of securities.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class, except for Administrator Class, which was equal to the median net operating expense ratios of the expense Groups.
It was noted that the Board had approved a proposal to convert Administrator Class shares into Institutional Class shares for the Fund and that the conversion is expected to occur on or about September 12, 2025.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of the average rates for the expense Groups for each share class, except for Class R6 and Institutional Class, which were lower than the sum of the average rates for the expense Groups.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received

22 | Allspring Emerging Growth Fund

Other information (unaudited)
information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Emerging Growth Fund | 23

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3326 10-25

Allspring Large Cap Value Fund
Long Form Financial Statements
Semi-Annual Report
October 31, 2025

Allspring Large Cap Value Fund | 1

Portfolio of investments—October 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.95%
Communication services: 5.37%
Interactive media & services: 5.37%
Alphabet, Inc. Class C	29,407	$8,287,481
Consumer discretionary: 12.07%
Automobiles: 2.51%
General Motors Co.	56,054	3,872,771
Broadline retail: 3.00%
Amazon.com, Inc.†	18,967	4,632,121
Household durables: 2.58%
D.R. Horton, Inc.	26,706	3,981,331
Specialty retail: 2.14%
Home Depot, Inc.	8,712	3,306,988
Textiles, apparel & luxury goods: 1.84%
NIKE, Inc. Class B	43,931	2,837,503
Consumer staples: 7.53%
Consumer staples distribution & retail: 1.94%
Walmart, Inc.	29,556	2,990,476
Food products: 2.96%
Mondelez International, Inc. Class A	79,492	4,567,611
Personal care products: 2.63%
Unilever PLC ADR	67,459	4,060,357
Energy: 5.75%
Energy equipment & services: 1.46%
Baker Hughes Co. Class A	46,700	2,260,747
Oil, gas & consumable fuels: 4.29%
ConocoPhillips	29,217	2,596,223
Exxon Mobil Corp.	35,184	4,023,642
		6,619,865
Financials: 19.72%
Banks: 7.74%
Bank of America Corp.	118,340	6,325,273
Citigroup, Inc.	44,839	4,539,052
JPMorgan Chase & Co.	3,491	1,086,120
		11,950,445
Capital markets: 3.34%
Intercontinental Exchange, Inc.	35,263	5,158,624
Consumer finance: 2.69%
Capital One Financial Corp.	18,904	4,158,691
The accompanying notes are an integral part of these financial statements.
2 | Allspring Large Cap Value Fund

Portfolio of investments—October 31, 2025 (unaudited)

	Shares	Value
Financial services: 4.42%
Berkshire Hathaway, Inc. Class B†	9,819	$4,688,965
Rocket Cos., Inc. Class A	127,700	2,127,482
		6,816,447
Insurance: 1.53%
American International Group, Inc.	29,924	2,362,799
Health care: 13.59%
Biotechnology: 1.28%
Vertex Pharmaceuticals, Inc.†	4,649	1,978,475
Health care equipment & supplies: 2.38%
Medtronic PLC	40,539	3,676,887
Health care providers & services: 5.03%
Cigna Group	14,260	3,485,287
Labcorp Holdings, Inc.	16,825	4,272,877
		7,758,164
Life sciences tools & services: 2.90%
Danaher Corp.	20,823	4,484,858
Pharmaceuticals: 2.00%
Johnson & Johnson	16,320	3,082,358
Industrials: 12.42%
Aerospace & defense: 1.58%
RTX Corp.	13,711	2,447,413
Electrical equipment: 1.19%
Eaton Corp. PLC	4,805	1,833,396
Ground transportation: 4.28%
Canadian Pacific Kansas City Ltd.	91,763	6,602,348
Industrial conglomerates: 2.58%
3M Co.	3,909	650,848
Honeywell International, Inc.	16,573	3,336,642
		3,987,490
Machinery: 0.49%
Caterpillar, Inc.	1,315	759,097
Trading companies & distributors: 2.30%
AerCap Holdings NV	27,215	3,544,482
Information technology: 10.40%
IT services: 2.81%
Accenture PLC Class A	13,020	3,256,302
International Business Machines Corp.	3,517	1,081,161
		4,337,463
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Value Fund | 3

Portfolio of investments—October 31, 2025 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 2.81%
NXP Semiconductors NV	15,196	$3,177,788
Teradyne, Inc.	6,370	1,157,811
		4,335,599
Software: 4.78%
Cadence Design Systems, Inc.†	9,485	3,212,474
Microsoft Corp.	8,053	4,169,924
		7,382,398
Materials: 5.42%
Chemicals: 1.28%
Sherwin-Williams Co.	5,485	1,891,996
Solstice Advanced Materials, Inc.†	1,943	87,571
		1,979,567
Construction materials: 4.14%
Amrize Ltd.†	72,750	3,771,360
Vulcan Materials Co.	9,068	2,625,186
		6,396,546
Real estate: 3.10%
Real estate management & development: 0.97%
CBRE Group, Inc. Class A†	9,830	1,498,387
Specialized REITs: 2.13%
Public Storage	11,806	3,288,679
Utilities: 3.58%
Electric utilities: 3.58%
NextEra Energy, Inc.	67,973	5,533,002
Total common stocks (Cost $130,604,102)		152,770,866

		Yield
Short-term investments: 1.11%
Investment companies: 1.11%
Allspring Government Money Market Fund Select Class♠∞		4.06%	1,722,168	1,722,168
Total short-term investments (Cost $1,722,168)				1,722,168
Total investments in securities (Cost $132,326,270)	100.06%			154,493,034
Other assets and liabilities, net	(0.06)			(98,030)
Total net assets	100.00%			$154,395,004

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
4 | Allspring Large Cap Value Fund

Portfolio of investments—October 31, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$9,849,132	$(8,126,964)	$0	$0	$1,722,168	1,722,168	$20,981
Transactions with the affiliated Master Portfolio were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Affiliated Income Allocated from affiliated Master Portfolio	Value, end of period
Allspring Large Cap Value Portfolio*	99.99%	0.00%	$4,144,755	$(17,918,009)	$687,620	$103	$23,593	$0

*	Liquidated on August 8, 2025
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Value Fund | 5

Statement of assets and liabilities—October 31, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $130,604,102)	$152,770,866
Investments in affiliated securities, at value (cost $1,722,168)	1,722,168
Cash	16
Receivable for investments sold	432,166
Receivable for dividends	33,316
Receivable for Fund shares sold	28,378
Prepaid expenses and other assets	74,758
Total assets	155,061,668
Liabilities
Payable for investments purchased	373,751
Payable for Fund shares redeemed	148,107
Professional fees payable	50,932
Management fee payable	29,709
Administration fees payable	21,475
Shareholder servicing fees payable	18,020
Trustees’ fees and expenses payable	1,796
Distribution fee payable	1,369
Accrued expenses and other liabilities	21,505
Total liabilities	666,664
Total net assets	$154,395,004
Net assets consist of
Paid-in capital	$88,629,998
Total distributable earnings	65,765,006
Total net assets	$154,395,004
Computation of net asset value and offering price per share
Net assets–Class A	$76,550,146
Shares outstanding–Class A1	6,810,288
Net asset value per share–Class A	$11.24
Maximum offering price per share – Class A2	$11.93
Net assets–Class C	$1,988,960
Shares outstanding–Class C1	182,755
Net asset value per share–Class C	$10.88
Net assets–Class R6	$22,067,135
Shares outstanding–Class R6[1]	1,941,549
Net asset value per share–Class R6	$11.37
Net assets–Institutional Class	$53,788,763
Shares outstanding–Institutional Class[1]	4,733,626
Net asset value per share–Institutional Class	$11.36
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Large Cap Value Fund

Statement of operations—six months ended October 31, 2025 (unaudited)
Statement of operations
Investment income
Dividends allocated from affiliated Master Portfolio (net of foreign withholding taxes of $27,428)	$687,620
Dividends (net of foreign withholdings taxes of $4,546)	537,105
Affiliated income allocated from affiliated Master Portfolio	23,593
Income from affiliated securities	20,981
Interest allocated from affiliated Master Portfolio	103
Expenses allocated from affiliated Master Portfolio	(229,651)
Waivers allocated from affiliated Master Portfolio	58,652
Total investment income	1,098,403
Expenses
Management fee	167,396
Administration fees
Class A	78,054
Class C	2,283
Class R6	3,510
Administrator Class	1,770 [1]
Institutional Class	33,992
Shareholder servicing fees
Class A	97,567
Class C	2,846
Administrator Class	3,404 [1]
Distribution fee
Class C	8,538
Custody and accounting fees	2,808
Professional fees	19,647
Registration fees	75,247
Shareholder report expenses	21,092
Trustees’ fees and expenses	6,363
Other fees and expenses	6,824
Total expenses	531,341
Less: Fee waivers and/or expense reimbursements
Fund-level	(177,221)
Class A	(5,198)
Institutional Class	(192)
Net expenses	348,730
Net investment income	749,673
1 For the period from May 1, 2025 to September 12, 2025. Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Value Fund | 7

Statement of operations—six months ended October 31, 2025 (unaudited)
Statement of operations
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Investments allocated from affiliated Master Portfolio	$4,144,755
Unaffiliated securities	34,906,546
Foreign currency and foreign currency translations	(53)
Net realized gains on investments	39,051,248
Net change in unrealized gains (losses) on
Investments allocated from affiliated Master Portfolio	(17,918,009)
Unaffiliated securities	(4,114,502)
Net change in unrealized gains (losses) on investments	(22,032,511)
Net realized and unrealized gains (losses) on investments	17,018,737
Net increase in net assets resulting from operations	$17,768,410
The accompanying notes are an integral part of these financial statements.
8 | Allspring Large Cap Value Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended October 31, 2025 (unaudited)		Year ended April 30, 2025
Operations
Net investment income		$749,673		$1,720,343
Net realized gains on investments		39,051,248		15,023,883
Net change in unrealized gains (losses) on investments		(22,032,511)		2,046,218
Net increase in net assets resulting from operations		17,768,410		18,790,444
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(20,805,299)
Class C		0		(766,360)
Class R6		0		(6,671,429)
Administrator Class		0 [1]		(1,059,036)
Institutional Class		0		(15,585,217)
Total distributions to shareholders		0		(44,887,341)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	170,621	1,854,127	424,947	4,740,604
Class C	22,432	234,339	31,656	327,732
Class R6	259,419	2,920,385	1,114,038	13,871,910
Administrator Class	4,236 [1]	45,836 [1]	8,157	90,961
Institutional Class	211,960	2,353,248	1,060,344	11,988,792
		7,407,935		31,019,999
Reinvestment of distributions
Class A	0	0	1,985,767	20,533,374
Class C	0	0	76,493	766,360
Class R6	0	0	499,948	5,231,151
Administrator Class	0 [1]	0 [1]	54,892	570,828
Institutional Class	0	0	1,483,116	15,506,441
		0		42,608,154
Payment for shares redeemed
Class A	(533,680)	(5,837,243)	(1,725,444)	(20,138,082)
Class C	(62,218)	(672,019)	(141,728)	(1,541,695)
Class R6	(474,647)	(5,348,217)	(604,908)	(6,967,652)
Administrator Class	(8,070)[1]	(88,889)[1]	(27,623)	(292,420)
Institutional Class	(493,303)	(5,486,609)	(5,146,434)	(61,604,798)
		(17,432,977)		(90,544,647)
1 For the period from May 1, 2025 to September 12, 2025
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Value Fund | 9

Statement of changes in net assets
Statement of changes in net assets
	Six months ended October 31, 2025 (unaudited)		Year ended April 30, 2025
	Shares		Shares
Share conversions
Administrator Class	(330,487)[2]	$(3,773,002)[2]	0	$0
Institutional Class	328,980 [2]	3,773,002 [2]	0	0
		0		0
Net decrease in net assets resulting from capital share transactions		(10,025,042)		(16,916,494)
Total increase (decrease) in net assets		7,743,368		(43,013,391)
Net assets
Beginning of period		146,651,636		189,665,027
End of period		$154,395,004		$146,651,636
2 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Large Cap Value Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30		Year ended May 31
Class A		2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$10.02	$12.21	$11.52	$14.82	$17.16	$11.49	$13.01
Net investment income	0.04 [2]	0.10 [2]	0.14 [2]	0.15 [2]	0.11	0.10	0.12
Net realized and unrealized gains (losses) on investments	1.18	1.24	2.00	(0.71)	(0.34)	6.29	(0.33)
Total from investment operations	1.22	1.34	2.14	(0.56)	(0.23)	6.39	(0.21)
Distributions to shareholders from
Net investment income	0.00	(0.09)	(0.16)	(0.14)	(0.11)	(0.11)	(0.13)
Net realized gains	0.00	(3.44)	(1.29)	(2.60)	(2.00)	(0.61)	(1.18)
Total distributions to shareholders	0.00	(3.53)	(1.45)	(2.74)	(2.11)	(0.72)	(1.31)
Net asset value, end of period	$11.24	$10.02	$12.21	$11.52	$14.82	$17.16	$11.49
Total return[3]	12.18%	10.38%	19.27%	(4.19)%	(1.37)%	56.98%	(3.61)%
Ratios to average net assets (annualized)*
Gross expenses	1.04%	1.10%	1.22%	1.22%	1.19%	1.24%	1.27%
Net expenses	0.81%	0.88%	1.03%	1.08%	1.07%	1.07%	1.07%
Net investment income	0.79%	0.85%	1.22%	1.13%	0.69%	0.73%	0.92%
Supplemental data
Portfolio turnover rate	23%[4]	36%[5]	98%[5]	29%[5]	32%[5]	38%[5]	33%[5]
Net assets, end of period (000s omitted)	$76,550	$71,897	$79,214	$77,198	$101,496	$102,332	$70,680

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2025 (unaudited)	0.23%
Year ended April 30, 2025	0.49%
Year ended April 30, 2024[1]	0.63%
Year ended May 31, 2023	0.64%
Year ended May 31, 2022	0.64%
Year ended May 31, 2021	0.64%
Year ended May 31, 2020	0.64%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.  These purchases and sales amounts are aggregated with the direct purchases and sales in unaffiliated securities and included in the portfolio turnover calculation.

[5]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Value Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30		Year ended May 31
Class C		2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$9.74	$11.97	$11.32	$14.61	$16.97	$11.36	$12.87
Net investment income (loss)	0.00 [2,3]	0.01 [2]	0.05 [2]	0.05 [2]	(0.01)	(0.03)	0.02 [2]
Net realized and unrealized gains (losses) on investments	1.14	1.22	1.96	(0.69)	(0.35)	6.25	(0.35)
Total from investment operations	1.14	1.23	2.01	(0.64)	(0.36)	6.22	(0.33)
Distributions to shareholders from
Net investment income	0.00	(0.02)	(0.07)	(0.05)	0.00	0.00	0.00
Net realized gains	0.00	(3.44)	(1.29)	(2.60)	(2.00)	(0.61)	(1.18)
Total distributions to shareholders	0.00	(3.46)	(1.36)	(2.65)	(2.00)	(0.61)	(1.18)
Net asset value, end of period	$10.88	$9.74	$11.97	$11.32	$14.61	$16.97	$11.36
Total return[4]	11.70%	9.52%	18.40%	(4.85)%	(2.22)%	55.94%	(4.41)%
Ratios to average net assets (annualized)*
Gross expenses	1.79%	1.85%	1.95%	1.97%	1.94%	1.99%	2.02%
Net expenses	1.57%	1.66%	1.81%	1.83%	1.83%	1.83%	1.83%
Net investment income (loss)	0.06%	0.08%	0.45%	0.36%	(0.08)%	(0.04)%	0.16%
Supplemental data
Portfolio turnover rate	23%[5]	36%[6]	98%[6]	29%[6]	32%[6]	38%[6]	33%[6]
Net assets, end of period (000s omitted)	$1,989	$2,168	$3,066	$3,471	$4,103	$4,719	$3,576

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2025 (unaudited)	0.23%
Year ended April 30, 2025	0.49%
Year ended April 30, 2024[1]	0.63%
Year ended May 31, 2023	0.64%
Year ended May 31, 2022	0.64%
Year ended May 31, 2021	0.64%
Year ended May 31, 2020	0.64%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[5]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.  These purchases and sales amounts are aggregated with the direct purchases and sales in unaffiliated securities and included in the portfolio turnover calculation.

[6]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
12 | Allspring Large Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30		Year ended May 31
Class R6		2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$10.11	$12.29	$11.59	$14.90	$17.24	$11.53	$13.06
Net investment income	0.07 [2]	0.15 [2]	0.18 [2]	0.20 [2]	0.18 [2]	0.16 [2]	0.18 [2]
Net realized and unrealized gains (losses) on investments	1.19	1.25	2.03	(0.70)	(0.34)	6.32	(0.33)
Total from investment operations	1.26	1.40	2.21	(0.50)	(0.16)	6.48	(0.15)
Distributions to shareholders from
Net investment income	0.00	(0.14)	(0.22)	(0.21)	(0.18)	(0.16)	(0.20)
Net realized gains	0.00	(3.44)	(1.29)	(2.60)	(2.00)	(0.61)	(1.18)
Total distributions to shareholders	0.00	(3.58)	(1.51)	(2.81)	(2.18)	(0.77)	(1.38)
Net asset value, end of period	$11.37	$10.11	$12.29	$11.59	$14.90	$17.24	$11.53
Total return[3]	12.46%	10.76%	19.73%	(3.75)%	(0.98)%	57.75%	(3.25)%
Ratios to average net assets (annualized)*
Gross expenses	0.62%	0.68%	0.79%	0.78%	0.76%	0.82%	0.84%
Net expenses	0.40%	0.47%	0.64%	0.65%	0.65%	0.65%	0.65%
Net investment income	1.20%	1.21%	1.63%	1.55%	1.11%	1.14%	1.33%
Supplemental data
Portfolio turnover rate	23%[4]	36%[5]	98%[5]	29%[5]	32%[5]	38%[5]	33%[5]
Net assets, end of period (000s omitted)	$22,067	$21,812	$14,102	$15,505	$23,487	$47,301	$37,859

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2025 (unaudited)	0.22%
Year ended April 30, 2025	0.48%
Year ended April 30, 2024[1]	0.63%
Year ended May 31, 2023	0.64%
Year ended May 31, 2022	0.64%
Year ended May 31, 2021	0.64%
Year ended May 31, 2020	0.64%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.  These purchases and sales amounts are aggregated with the direct purchases and sales in unaffiliated securities and included in the portfolio turnover calculation.

[5]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Value Fund | 13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30		Year ended May 31
Institutional Class		2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$10.12	$12.30	$11.59	$14.90	$17.24	$11.53	$13.05
Net investment income	0.06 [2]	0.14 [2]	0.17 [2]	0.19 [2]	0.16	0.15	0.16
Net realized and unrealized gains (losses) on investments	1.18	1.25	2.03	(0.71)	(0.34)	6.32	(0.33)
Total from investment operations	1.24	1.39	2.20	(0.52)	(0.18)	6.47	(0.17)
Distributions to shareholders from
Net investment income	0.00	(0.13)	(0.20)	(0.19)	(0.16)	(0.15)	(0.17)
Net realized gains	0.00	(3.44)	(1.29)	(2.60)	(2.00)	(0.61)	(1.18)
Total distributions to shareholders	0.00	(3.57)	(1.49)	(2.79)	(2.16)	(0.76)	(1.35)
Net asset value, end of period	$11.36	$10.12	$12.30	$11.59	$14.90	$17.24	$11.53
Total return[3]	12.25%	10.70%	19.69%	(3.92)%	(1.08)%	57.58%	(3.33)%
Ratios to average net assets (annualized)*
Gross expenses	0.72%	0.79%	0.89%	0.89%	0.86%	0.91%	0.94%
Net expenses	0.50%	0.59%	0.74%	0.75%	0.75%	0.75%	0.75%
Net investment income	1.09%	1.17%	1.53%	1.45%	1.01%	1.05%	1.25%
Supplemental data
Portfolio turnover rate	23%[4]	36%[5]	98%[5]	29%[5]	32%[5]	38%[5]	33%[5]
Net assets, end of period (000s omitted)	$53,789	$47,405	$89,618	$98,683	$130,915	$156,330	$96,838

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2025 (unaudited)	0.21%
Year ended April 30, 2025	0.49%
Year ended April 30, 2024[1]	0.63%
Year ended May 31, 2023	0.64%
Year ended May 31, 2022	0.64%
Year ended May 31, 2021	0.64%
Year ended May 31, 2020	0.64%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.  These purchases and sales amounts are aggregated with the direct purchases and sales in unaffiliated securities and included in the portfolio turnover calculation.

[5]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
14 | Allspring Large Cap Value Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Large Cap Value Fund ( the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares became Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund.
At the Fund’s Board meeting held on May 27-29, 2025, the Board of Trustees approved a proposal to collapse the master-feeder structure under which the Fund invested 100% of its assets in the affiliated Allspring Large Cap Value Portfolio (Large Cap Value Portfolio). The transaction was accomplished at the close of business on August 8, 2025, by the Fund redeeming, its investment in the affiliated Large Cap Value Portfolio, for an in-kind distribution of securities, along with acquiring the assets and assuming the liabilities of Large Cap Value Portfolio. After the transaction, the Fund began operating as a stand-alone fund with its investments managed by Allspring Funds Management and Allspring Global Investments, LLC.
Prior to August 8, 2025, the Fund was a feeder fund in a master-feeder structure that invested substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund invested in Large Cap Value Portfolio, a separate diversified portfolio (the “affiliated Master Portfolio”) of Allspring Master Trust, a registered open-end management investment company. As of August 8, 2025, the Fund owned substantially all assets of Large Cap Value Portfolio. The affiliated Master Portfolio directly acquired portfolio securities, and the Fund acquired an indirect interest in those securities. The Fund accounted for its investment in the affiliated Master Portfolio as a partnership investment and recorded on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from
Allspring Large Cap Value Fund | 15

Notes to financial statements (unaudited)
changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Investments in the affiliated Master Portfolio are recorded on a trade date basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of October 31, 2025, the aggregate cost of all investments for federal income tax purposes was $137,499,445 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$28,489,543
Gross unrealized losses	(11,495,954)
Net unrealized gains	$16,993,589
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
16 | Allspring Large Cap Value Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$8,287,481	$0	$0	$8,287,481
Consumer discretionary	18,630,714	0	0	18,630,714
Consumer staples	11,618,444	0	0	11,618,444
Energy	8,880,612	0	0	8,880,612
Financials	30,447,006	0	0	30,447,006
Health care	20,980,742	0	0	20,980,742
Industrials	19,174,226	0	0	19,174,226
Information technology	16,055,460	0	0	16,055,460
Materials	8,376,113	0	0	8,376,113
Real estate	4,787,066	0	0	4,787,066
Utilities	5,533,002	0	0	5,533,002
Short-term investments
Investment companies	1,722,168	0	0	1,722,168
Total assets	$154,493,034	$0	$0	$154,493,034
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At October 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.400%
Next $4 billion	0.375
Next $5 billion	0.340
Over $10 billion	0.330
Prior to August 8, 2025
Average daily net assets	Management fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the six months ended October 31, 2025, the management fee was equivalent to an annual rate of 0.21% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
Allspring Large Cap Value Fund | 17

Notes to financial statements (unaudited)
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Allspring Funds Management has contractually committed through August 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of October 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.82%
Class C	1.57
Class R6	0.40
Institutional Class	0.50
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended October 31, 2025, Allspring Funds Distributor received $805 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended October 31, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended October 31, 2025.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Prior to August 8, 2025, the Fund invested substantially all its assets in a single affiliated Master Portfolio. Purchases and sales for the period May 1, 2025 through August 8, 2025, have been calculated by multiplying the Fund’s ownership percentage of the affiliated Master Portfolio during the period, by the affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding short-term securities, for the six months ended October 31, 2025 were $35,528,423 and $45,287,584, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is
18 | Allspring Large Cap Value Fund

Notes to financial statements (unaudited)
charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended October 31, 2025, there were no borrowings by the Fund under the agreement.
7.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8.FUND STRUCTURE CHANGE
At the May 27-29, 2025 Board meeting, the Board of Trustees approved restructuring the Fund and Large Cap Value Portfolio master-feeder structure into a single-level fund structure. After the close of business on August 8, 2025, in connection with this transaction, the Fund redeemed in-kind its entire investment in Large Cap Value Portfolio. As a result, the Fund received investments in securities with a value of $155,069,170 (cost $128,812,894), $90,459 in receivables for dividends and interest and $65,470 in payables for accrued expenses. Additionally, $6,523,520 was reclassified from distributable earnings to paid in capital on the Statement of assets and liabilities due to the restructuring. The restructuring of the master-feeder structure did not have any impact on the net assets of the Fund.
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
10.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
11.CLASS CONVERSION
At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C was closed to new investors and additional investments from existing shareholders.
Allspring Large Cap Value Fund | 19

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Shareholders and Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

20 | Allspring Large Cap Value Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Large Cap Value Fund | 21

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management, advisory, and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each, a “Board” and collectively, the “Boards”) of each of Allspring Funds Trust (“Funds Trust”) and Allspring Master Trust (“Master Trust”, and collectively, the “Trusts”) must determine annually whether to approve the continuation of the Trusts’ investment management, advisory, and sub-advisory agreements, as applicable. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Funds Trust Board, all the members of which have no direct or indirect interest in the investment management agreement and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Large Cap Value Fund, a portfolio of Funds Trust (the “Feeder Fund”), an investment management agreement (the “Feeder Fund Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”).
At the Meeting, the Master Trust Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are Independent Trustees, reviewed and approved: (i) an investment advisory agreement (the “Master Portfolio Advisory Agreement”) with Allspring Funds Management for the Allspring Large Cap Value Portfolio, a portfolio of Master Trust (the “Master Portfolio”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management, for the Master Portfolio.
The Feeder Fund and the Master Portfolio are collectively referred to as the “Funds.” The Feeder Fund Management Agreement, the Master Portfolio Advisory Agreement, and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
The Feeder Fund is a feeder fund that invest substantially all of its assets in the Master Portfolio. The Master Portfolio has a substantially similar investment objective and substantially similar investment strategies to the Feeder Fund. Information provided to the Boards regarding the Feeder Fund is also applicable to the Master Portfolio, as relevant.
At the Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at meeting of the Boards held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Boards have adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Boards in the discharge of their duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Boards, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Boards’ annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Boards considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Boards reviewed reports of Allspring Funds Management at each of their quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Boards and the teams mentioned above confer with portfolio managers at various times throughout the year. The Boards did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Funds Trust Board unanimously determined that the compensation payable to Allspring Funds Management was reasonable, and approved the continuation of the Feeder Fund Management Agreement for a one-year term. Additionally, after its deliberations, the Master Trust Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser was reasonable, and approved the continuation of the Master Portfolio Advisory Agreement and the Sub-Advisory Agreement, each for a one-year term. The Boards considered the approval of the Advisory Agreements for the Funds as part of their consideration of agreements for funds across the complex, but their approvals were made on a fund-by-fund basis.
The Boards noted that they approved a proposal earlier in the Meeting to collapse the master-feeder structure under which the Fund invests substantially all of its assets in the Portfolio, and that on or about August 8, 2025, the Fund will begin to invest substantially all of its assets directly in a portfolio of securities.
The following summarizes a number of important, but not necessarily all, factors considered by the Boards in support of their approvals.

22 | Allspring Large Cap Value Fund

Other information (unaudited)
Nature, extent, and quality of services
The Boards received and considered various information regarding the nature, extent, and quality of services provided to the Feeder Fund and the Master Portfolio, as applicable, by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Feeder Fund Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Boards received and considered information about the full range of services provided to the Fund and the Master Portfolio by Allspring Funds Management and its affiliates.
The Boards considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Master Portfolio. The Boards evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Boards further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Boards received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Funds’ liquidity risk management programs and as the Funds’ valuation designee. The Boards also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Boards considered the investment performance results for each of the Funds over various time periods ended December 31, 2024. The Boards considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Feeder Fund (the “Universe”), and in comparison to the Feeder Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Boards received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Funds Trust Board noted that the investment performance of the Feeder Fund (Administrator Class) was higher than or in range of the average investment performance of its Universe for the three-, five- and ten-year periods under review, but lower for the one-year period under review. The Funds Trust Board also noted that the investment performance of the Feeder Fund was higher than its benchmark index, the Russell 1000® Value Index, for the three-, five- and ten-year periods under review, but lower for the one-year period under review.
The Master Trust Board took note of the investment performance of the Master Portfolio in the context of reviewing the investment performance of the Feeder Fund.
The Funds Trust Board also received and considered information regarding the Feeder Fund’s net operating expense ratios, which include fees and expenses of the Master Portfolio, and their various components, including actual management fees assessed at the Feeder Fund and Master Portfolio levels, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Funds Trust Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Feeder Fund (the “Groups”). The Funds Trust Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Funds Trust Board noted that the net operating expense ratios of the Feeder Fund were lower than the median net operating expense ratios of the expense Groups for each share class.
It was noted that the Board had approved a proposal to convert Administrator Class shares into Institutional Class shares for the Fund and that the conversion is expected to occur on or about September 12, 2025.
With respect to the Master Portfolio, the Master Trust Board reviewed the fee rates payable to Allspring Funds Management for investment advisory services (as discussed below), which are the only fees charged at the Master Portfolio level, relative to a corresponding expense Group.
The Boards took into account the Funds’ investment performance and expense information provided to them among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management, advisory, and sub-advisory fee rates
The Funds Trust Board noted that Allspring Funds Management receives no advisory fees from the Feeder Fund as long as the Feeder Fund continues to invest all (or substantially all) of its assets in a single master portfolio. If the Feeder Fund were to change its investment structure so that it began investing in two or more master portfolios (a fund-of-funds), Allspring Funds Management would be entitled to receive an annual fee of 0.25% of the Feeder Fund’s average daily net assets for providing investment advisory services to the Feeder Fund, including allocating the Feeder Fund’s assets to the Master Portfolio.
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Large Cap Value Fund | 23

Other information (unaudited)
The Funds Trust Board reviewed and considered the contractual fee rates payable by the Feeder Fund to Allspring Funds Management under the Feeder Fund Management Agreement for management services (other than investment advisory services), as well as the contractual fee rates payable by the Feeder Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”).
The Master Trust Board reviewed and considered the contractual investment advisory fee rate payable by the Master Portfolio to Allspring Funds Management for investment advisory services under the Master Portfolio Advisory Agreement (the “Advisory Agreement Rate”). The Boards considered Allspring Funds Management’s proposal to revise the Advisory Agreement Rate payable by the Master Portfolio to Allspring Funds Management, which would reduce the combined effective management/advisory fee rate paid by the Funds to Allspring Funds Management. The Master Trust Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services.
Among other information reviewed by the Funds Trust Board was a comparison of the Feeder Fund’s Management Rate, which, for this purpose, includes the advisory fees paid at the Master Portfolio level, with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Funds Trust Board noted that the Management Rates of the Feeder Fund were in range of the sum of these average rates for the Feeder Fund’s expense Group for Institutional Class, but higher than the sum of these average rates for the Feeder Fund’s expense Groups for Class A, Administrator Class, and Class R6. The Funds Trust Board noted that Allspring Funds Management’s proposal to revise the Advisory Agreement Rate payable by the Master Portfolio to Allspring Funds Management would reduce the combined effective management/advisory fee rate paid by the Funds to Allspring Funds Management.
The Master Trust Board reviewed a comparison of the Advisory Agreement Rate of the Master Portfolio with those of other funds in the Master Portfolio’s expense Group at a common asset level. The Master Trust Board noted that the Advisory Agreement Rate of the Master Portfolio was equal to the median rate for the Master Portfolio’s expense Group. The Master Trust Board considered Allspring Funds Management’s proposal to revise the Advisory Agreement Rate payable by the Master Portfolio to Allspring Funds Management.
The Master Trust Board also received and considered information about the portions of the total management fees that were retained by Allspring Funds Management after payment of the fees to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of these amounts, the Master Trust Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Master Trust Board ascribed limited relevance to the allocation of fees between them.
The Boards also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Funds. In this regard, the Boards received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Funds Trust Board determined that the compensation payable to Allspring Funds Management under the Feeder Fund Management Agreement was reasonable, and the Master Trust Board determined that the compensation payable to Allspring Funds Management under the Master Portfolio Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Boards received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Master Trust Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Master Portfolio and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Boards noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
Based on their review, the Boards did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent the Boards from approving the continuation of the Advisory Agreements.
Economies of scale
The Boards received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Funds, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders of the Funds. The Boards noted the existence of breakpoints in the Master Portfolio’s advisory fee

24 | Allspring Large Cap Value Fund

Other information (unaudited)
structure, including in Allspring Funds Management’s proposed revised Advisory Agreement Rate for the Master Portfolio, and the Feeder Fund’s management fee structure, which operate generally to reduce the Funds’ expense ratios as the Funds grow in size, and the size of the Master Portfolio and the Feeder Fund, respectively, in relation to such breakpoints. The Boards considered that, in addition to advisory fee and management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Boards concluded that Allspring Funds Management’s arrangements with respect to each Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Funds. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it.
The Boards also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Funds Trust Board unanimously determined that the compensation payable to Allspring Funds Management was reasonable, and approved the continuation of the Feeder Fund Management Agreement for a one-year term. Additionally, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Master Trust Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser was reasonable, and approved the continuation of the Master Portfolio Advisory Agreement and the Sub-Advisory Agreement, each for a one-year term.

Allspring Large Cap Value Fund | 25

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS1863 10-25

Allspring Real Return Fund
Long Form Financial Statements
Semi-Annual Report
October 31, 2025

Allspring Real Return Fund | 1

Portfolio of investments—October 31, 2025 (unaudited)
Portfolio of investments

		Value
Investment companies: 99.66%
Affiliated master portfolio: 99.66%
Allspring Real Return Portfolio		$136,871,468
Total investment companies (Cost $126,073,827)		136,871,468
Total investments in securities (Cost $126,073,827)	99.66%	136,871,468
Other assets and liabilities, net	0.34	470,574
Total net assets	100.00%	$137,342,042
Transactions with the affiliated Master Portfolio were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Affiliated Income Allocated from affiliated Master Portfolio	Value, end of period
Allspring Real Return Portfolio	36.56%	40.76%	$162,811	$8,345,210	$1,016,948	$292,138	$632,058	$136,871,468
The accompanying notes are an integral part of these financial statements.
2 | Allspring Real Return Fund

Statement of assets and liabilities—October 31, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in affiliated Master Portfolio, at value (cost $126,073,827)	$136,871,468
Receivable for Fund shares sold	492,579
Receivable from manager	20,812
Prepaid expenses and other assets	57,384
Total assets	137,442,243
Liabilities
Payable for Fund shares redeemed	43,883
Professional fees payable	21,938
Shareholder report expenses payable	18,640
Administration fees payable	8,283
Shareholder servicing fees payable	4,508
Trustees’ fees and expenses payable	1,761
Distribution fee payable	450
Accrued expenses and other liabilities	738
Total liabilities	100,201
Total net assets	$137,342,042
Net assets consist of
Paid-in capital	$129,294,399
Total distributable earnings	8,047,643
Total net assets	$137,342,042
Computation of net asset value and offering price per share
Net assets–Class A	$20,414,653
Shares outstanding–Class A1	1,849,638
Net asset value per share–Class A	$11.04
Maximum offering price per share – Class A2	$11.56
Net assets–Class C	$705,023
Shares outstanding–Class C1	65,227
Net asset value per share–Class C	$10.81
Net assets–Class R6	$59,709,216
Shares outstanding–Class R6[1]	5,338,961
Net asset value per share–Class R6	$11.18
Net assets–Institutional Class	$56,513,150
Shares outstanding–Institutional Class[1]	5,055,355
Net asset value per share–Institutional Class	$11.18
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Real Return Fund | 3

Statement of operations—six months ended October 31, 2025 (unaudited)
Statement of operations
Investment income
Interest allocated from affiliated Master Portfolio (net of foreign withholding taxes of $54)	$1,016,948
Affiliated income allocated from affiliated Master Portfolio	632,058
Dividends allocated from affiliated Master Portfolio (net of foreign withholding taxes of $3,990)	292,138
Expenses allocated from affiliated Master Portfolio	(270,236)
Waivers allocated from affiliated Master Portfolio	34,994
Total investment income	1,705,902
Expenses
Management fee	30,210
Administration fees
Class A	13,124
Class C	465
Class R6	8,264
Administrator Class	2,898 [1]
Institutional Class	16,732
Shareholder servicing fees
Class A	21,874
Class C	775
Administrator Class	7,175 [1]
Distribution fee
Class C	2,291
Custody and accounting fees	1,407
Professional fees	17,170
Registration fees	60,389
Shareholder report expenses	20,416
Trustees’ fees and expenses	3,263
Other fees and expenses	7,150
Total expenses	213,603
Less: Fee waivers and/or expense reimbursements
Fund-level	(155,065)
Class A	(508)
Net expenses	58,030
Net investment income	1,647,872
Realized and unrealized gains (losses) on investments
Net realized gains on investments allocated from affiliated Master Portfolio	162,811
Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	8,345,210
Net realized and unrealized gains (losses) on investments	8,508,021
Net increase in net assets resulting from operations	$10,155,893
1 For the period from May 1, 2025 to September 12, 2025. Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
4 | Allspring Real Return Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended October 31, 2025 (unaudited)		Year ended April 30, 2025
Operations
Net investment income		$1,647,872		$2,366,077
Net realized gains on investments		162,811		2,518,717
Net change in unrealized gains (losses) on investments		8,345,210		3,709,212
Net increase in net assets resulting from operations		10,155,893		8,594,006
Distributions to shareholders from
Net investment income and net realized gains
Class A		(332,102)		(325,407)
Class C		(9,743)		(11,225)
Class R6		(1,147,448)		(1,100,786)
Administrator Class		(40,703)[1]		(177,723)
Institutional Class		(926,261)		(621,410)
Total distributions to shareholders		(2,456,257)		(2,236,551)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	527,161	5,678,393	539,594	5,513,701
Class C	17,618	184,291	25,023	252,319
Class R6	1,413,474	15,299,777	2,560,680	26,573,013
Administrator Class	77,072 [1]	838,429 [1]	158,508	1,655,334
Institutional Class	1,396,674	15,250,544	2,331,721	24,312,407
		37,251,434		58,306,774
Reinvestment of distributions
Class A	26,174	280,575	25,438	259,091
Class C	925	9,743	1,128	11,225
Class R6	105,781	1,147,448	106,648	1,100,786
Administrator Class	3,705 [1]	39,906 [1]	16,674	173,853
Institutional Class	85,066	924,003	60,158	621,356
		2,401,675		2,166,311
Payment for shares redeemed
Class A	(185,114)	(1,984,124)	(303,707)	(3,099,759)
Class C	(23,691)	(242,377)	(27,578)	(274,300)
Class R6	(835,106)	(9,034,145)	(1,314,015)	(13,647,605)
Administrator Class	(61,441)[1]	(667,807)[1]	(226,143)	(2,361,697)
Institutional Class	(371,173)	(4,030,139)	(1,407,110)	(14,293,661)
		(15,958,592)		(33,677,022)
1 For the period from May 1, 2025 to September 12, 2025
The accompanying notes are an integral part of these financial statements.
Allspring Real Return Fund | 5

Statement of changes in net assets
Statement of changes in net assets
	Six months ended October 31, 2025 (unaudited)		Year ended April 30, 2025
	Shares		Shares
Share conversions
Administrator Class	(723,969)[2]	$(8,124,452)[2]	0	$0
Institutional Class	733,069 [2]	8,124,452 [2]	0	0
		0		0
Net increase in net assets resulting from capital share transactions		23,694,517		26,796,063
Total increase in net assets		31,394,153		33,153,518
Net assets
Beginning of period		105,947,889		72,794,371
End of period		$137,342,042		$105,947,889
2 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Real Return Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30		Year ended May 31
Class A		2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$10.35	$9.50	$9.60	$10.35	$10.93	$10.22	$9.89
Net investment income	0.13 [2]	0.25 [2]	0.30 [2]	0.40 [2]	0.56 [2]	0.22	0.12
Net realized and unrealized gains (losses) on investments	0.76	0.84	(0.12)	(0.72)	(0.60)	0.70	0.42
Total from investment operations	0.89	1.09	0.18	(0.32)	(0.04)	0.92	0.54
Distributions to shareholders from
Net investment income	(0.20)	(0.24)	(0.28)	(0.43)	(0.54)	(0.21)	(0.21)
Net asset value, end of period	$11.04	$10.35	$9.50	$9.60	$10.35	$10.93	$10.22
Total return[3]	8.68%	11.58%	1.95%	(3.10)%	(0.52)%	9.10%	5.48%
Ratios to average net assets (annualized)*
Gross expenses	1.02%	1.09%	1.12%	1.09%	1.07%	1.29%	1.43%
Net expenses	0.76%	0.76%	0.76%	0.78%	0.78%	0.78%	0.78%
Net investment income	2.45%	2.47%	3.45%	4.12%	5.13%	2.09%	1.79%
Supplemental data
Portfolio turnover rate[4]	21%	61%	47%	22%	31%	20%	24%
Net assets, end of period (000s omitted)	$20,415	$15,327	$11,592	$12,861	$17,713	$13,825	$13,196

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2025 (unaudited)	0.39%
Year ended April 30, 2025	0.39%
Year ended April 30, 2024[1]	0.39%
Year ended May 31, 2023	0.39%
Year ended May 31, 2022	0.39%
Year ended May 31, 2021	0.39%
Year ended May 31, 2020	0.39%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Real Return Fund | 7

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30		Year ended May 31
Class C		2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$10.13	$9.31	$9.41	$10.16	$10.74	$10.06	$9.73
Net investment income	0.09 [2]	0.17 [2]	0.24 [2]	0.32 [2]	0.47 [2]	0.12 [2]	0.11 [2]
Net realized and unrealized gains (losses) on investments	0.75	0.82	(0.12)	(0.71)	(0.59)	0.71	0.35
Total from investment operations	0.84	0.99	0.12	(0.39)	(0.12)	0.83	0.46
Distributions to shareholders from
Net investment income	(0.16)	(0.17)	(0.22)	(0.36)	(0.46)	(0.15)	(0.13)
Net asset value, end of period	$10.81	$10.13	$9.31	$9.41	$10.16	$10.74	$10.06
Total return[3]	8.34%	10.64%	1.29%	(3.89)%	(1.26)%	8.27%	4.77%
Ratios to average net assets (annualized)*
Gross expenses	1.76%	1.84%	1.86%	1.84%	1.81%	2.06%	2.18%
Net expenses	1.52%	1.52%	1.52%	1.53%	1.53%	1.53%	1.53%
Net investment income	1.69%	1.71%	2.81%	3.32%	4.42%	1.17%	1.09%
Supplemental data
Portfolio turnover rate[4]	21%	61%	47%	22%	31%	20%	24%
Net assets, end of period (000s omitted)	$705	$713	$668	$1,380	$1,709	$1,195	$1,714

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2025 (unaudited)	0.39%
Year ended April 30, 2025	0.39%
Year ended April 30, 2024[1]	0.39%
Year ended May 31, 2023	0.39%
Year ended May 31, 2022	0.39%
Year ended May 31, 2021	0.39%
Year ended May 31, 2020	0.39%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
8 | Allspring Real Return Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30		Year ended May 31
Class R6		2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$10.48	$9.62	$9.72	$10.47	$11.05	$10.33	$9.99
Net investment income	0.16 [2]	0.29 [2]	0.32 [2]	0.46 [2]	0.63 [2]	0.29	0.22
Net realized and unrealized gains (losses) on investments	0.76	0.85	(0.11)	(0.74)	(0.63)	0.69	0.37
Total from investment operations	0.92	1.14	0.21	(0.28)	0.00	0.98	0.59
Distributions to shareholders from
Net investment income	(0.22)	(0.28)	(0.31)	(0.47)	(0.58)	(0.26)	(0.25)
Net asset value, end of period	$11.18	$10.48	$9.62	$9.72	$10.47	$11.05	$10.33
Total return[3]	8.87%	11.95%	2.24%	(2.68)%	(0.15)%	9.52%	5.94%
Ratios to average net assets (annualized)*
Gross expenses	0.65%	0.72%	0.77%	0.71%	0.68%	0.85%	1.05%
Net expenses	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	2.81%	2.82%	3.67%	4.68%	5.68%	2.70%	2.08%
Supplemental data
Portfolio turnover rate[4]	21%	61%	47%	22%	31%	20%	24%
Net assets, end of period (000s omitted)	$59,709	$48,787	$31,768	$15,796	$14,282	$36,202	$18,224

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2025 (unaudited)	0.39%
Year ended April 30, 2025	0.39%
Year ended April 30, 2024[1]	0.39%
Year ended May 31, 2023	0.39%
Year ended May 31, 2022	0.39%
Year ended May 31, 2021	0.39%
Year ended May 31, 2020	0.39%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Real Return Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30		Year ended May 31
Institutional Class		2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$10.48	$9.62	$9.71	$10.47	$11.05	$10.33	$9.99
Net investment income	0.15 [2]	0.29 [2]	0.34 [2]	0.44 [2]	0.63 [2]	0.26	0.21
Net realized and unrealized gains (losses) on investments	0.77	0.85	(0.12)	(0.74)	(0.64)	0.71	0.37
Total from investment operations	0.92	1.14	0.22	(0.30)	(0.01)	0.97	0.58
Distributions to shareholders from
Net investment income	(0.22)	(0.28)	(0.31)	(0.46)	(0.57)	(0.25)	(0.24)
Net asset value, end of period	$11.18	$10.48	$9.62	$9.71	$10.47	$11.05	$10.33
Total return[3]	8.84%	11.89%	2.30%	(2.83)%	(0.19)%	9.46%	5.88%
Ratios to average net assets (annualized)*
Gross expenses	0.70%	0.76%	0.80%	0.76%	0.74%	0.95%	1.10%
Net expenses	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	2.76%	2.81%	3.80%	4.42%	5.76%	2.37%	2.09%
Supplemental data
Portfolio turnover rate[4]	21%	61%	47%	22%	31%	20%	24%
Net assets, end of period (000s omitted)	$56,513	$33,648	$21,418	$36,525	$43,796	$10,787	$10,587

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2025 (unaudited)	0.39%
Year ended April 30, 2025	0.39%
Year ended April 30, 2024[1]	0.39%
Year ended May 31, 2023	0.39%
Year ended May 31, 2022	0.39%
Year ended May 31, 2021	0.39%
Year ended May 31, 2020	0.39%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
10 | Allspring Real Return Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Real Return Fund ( the “Fund”) which is a diversified series of the Trust.
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund invests in Allspring Real Return Portfolio, a separate diversified portfolio (the “affiliated Master Portfolio”) of Allspring Master Trust, a registered open-end management investment company. As of October 31, 2025, the Fund owned 40.76% of Allspring Real Return Portfolio. The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months ended October 31, 2025 are included in this report and should be read in conjunction with the Fund’s financial statements.
Effective at the close of business on September 12, 2025, Administrator Class shares became Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolio are recorded on a trade date basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Allspring Real Return Fund | 11

Notes to financial statements (unaudited)
As of October 31, 2025, the aggregate cost of all investments for federal income tax purposes was $126,757,512 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$10,797,641
Gross unrealized losses	(683,685)
Net unrealized gains	$10,113,956
As of April 30, 2025, the Fund had capital loss carryforwards which consisted of $218,663 in short-term capital losses and $2,435,380 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
At October 31, 2025, the Fund’s investment in the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and fair value of the affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective	Fair value of affiliated Master Portfolio
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term	$136,871,468
The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations. As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays, generally on a monthly basis, Allspring Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the six months ended October 31, 2025, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.
Allspring Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee, generally paid on a monthly basis, from the affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
12 | Allspring Real Return Fund

Notes to financial statements (unaudited)
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Allspring Funds Management has contractually committed through August 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of October 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.77%
Class C	1.52
Class R6	0.40
Institutional Class	0.45
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended October 31, 2025, Allspring Funds Distributor received $2,758 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended October 31, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
5.INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing substantially all of its assets in a single affiliated Master Portfolio. Purchases and sales have been calculated by multiplying the Fund’s ownership percentage of the affiliated Master Portfolio at the end of the period by the affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding short-term securities, for the six months ended October 31, 2025 were as follows:
Purchases at cost		Sales Proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$3,574,063	$11,148,388	$3,462,381	$11,302,587
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended October 31, 2025, there were no borrowings by the Fund under the agreement.
7.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without
Allspring Real Return Fund | 13

Notes to financial statements (unaudited)
the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
9.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
10.CLASS CONVERSION
At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C was closed to new investors and additional investments from existing shareholders.
14 | Allspring Real Return Fund

Consolidated portfolio of investments—October 31, 2025 (unaudited)
Consolidated portfolio of investments

	Shares	Value
Common stocks: 27.12%
Communication services: 1.68%
Entertainment: 0.60%
Netflix, Inc.†	1,036	$1,159,139
Spotify Technology SA†	671	439,720
TKO Group Holdings, Inc. Class A	2,300	433,320
		2,032,179
Interactive media & services: 0.85%
Alphabet, Inc. Class A	4,676	1,314,844
Meta Platforms, Inc. Class A	1,582	1,025,690
Pinterest, Inc. Class A†	15,800	522,980
		2,863,514
Media: 0.23%
Fox Corp. Class A	11,700	756,405
Consumer discretionary: 1.86%
Broadline retail: 0.54%
Amazon.com, Inc.†	7,393	1,805,519
Hotels, restaurants & leisure: 0.41%
DoorDash, Inc. Class A†	2,271	577,674
Royal Caribbean Cruises Ltd.	2,818	808,287
		1,385,961
Household durables: 0.37%
PulteGroup, Inc.	6,444	772,442
Sony Group Corp. ADR	17,326	483,222
		1,255,664
Specialty retail: 0.39%
O’Reilly Automotive, Inc.†	5,535	522,725
Ulta Beauty, Inc.†	1,500	779,820
		1,302,545
Textiles, apparel & luxury goods: 0.15%
Deckers Outdoor Corp.†	6,097	496,906
Consumer staples: 0.63%
Beverages: 0.43%
Keurig Dr Pepper, Inc.	28,328	769,389
Monster Beverage Corp.†	10,253	685,208
		1,454,597
Consumer staples distribution & retail: 0.20%
Costco Wholesale Corp.	741	675,384
Energy: 0.79%
Energy equipment & services: 0.15%
Baker Hughes Co. Class A	10,643	515,228
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Real Return Portfolio | 15

Consolidated portfolio of investments—October 31, 2025 (unaudited)

	Shares	Value
Oil, gas & consumable fuels: 0.64%
Cheniere Energy, Inc.	2,000	$424,000
EOG Resources, Inc.	7,773	822,694
Valero Energy Corp.	5,277	894,768
		2,141,462
Financials: 2.14%
Banks: 0.70%
Fifth Third Bancorp	28,610	1,190,748
First Citizens BancShares, Inc. Class A	256	467,154
JPMorgan Chase & Co.	2,267	705,309
		2,363,211
Capital markets: 0.75%
Coinbase Global, Inc. Class A†	1,022	351,343
Interactive Brokers Group, Inc. Class A	11,973	842,420
Jefferies Financial Group, Inc.	15,800	834,714
Virtu Financial, Inc. Class A	13,500	470,340
		2,498,817
Insurance: 0.42%
Arch Capital Group Ltd.	8,354	721,034
Brown & Brown, Inc.	8,777	699,878
		1,420,912
Mortgage real estate investment trusts (REITs): 0.27%
Annaly Capital Management, Inc.	42,801	906,097
Health care: 1.85%
Biotechnology: 0.56%
AbbVie, Inc.	3,200	697,728
Exelixis, Inc.†	13,000	502,710
United Therapeutics Corp.†	1,550	690,416
		1,890,854
Health care equipment & supplies: 0.19%
Alcon AG	8,529	630,208
Health care providers & services: 0.47%
Labcorp Holdings, Inc.	3,630	921,875
Tenet Healthcare Corp.†	3,100	640,119
		1,561,994
Life sciences tools & services: 0.21%
Charles River Laboratories International, Inc.†	3,932	708,035
Pharmaceuticals: 0.42%
Bristol-Myers Squibb Co.	17,081	786,922
Eli Lilly & Co.	741	639,379
		1,426,301
The accompanying notes are an integral part of these consolidated financial statements.
16 | Allspring Real Return Portfolio

Consolidated portfolio of investments—October 31, 2025 (unaudited)

	Shares	Value
Industrials: 3.06%
Aerospace & defense: 0.37%
L3Harris Technologies, Inc.	2,276	$657,991
StandardAero, Inc.†	20,757	599,670
		1,257,661
Commercial services & supplies: 0.18%
Republic Services, Inc. Class A	2,929	609,935
Construction & engineering: 0.41%
EMCOR Group, Inc.	2,054	1,388,052
Electrical equipment: 0.19%
Generac Holdings, Inc.†	3,900	655,278
Ground transportation: 0.42%
Canadian Pacific Kansas City Ltd.	10,800	777,060
Uber Technologies, Inc.†	6,500	627,250
		1,404,310
Machinery: 0.34%
Gates Industrial Corp. PLC†	28,368	626,366
Toro Co.	6,678	499,047
		1,125,413
Passenger airlines: 0.17%
United Airlines Holdings, Inc.†	6,000	564,240
Professional services: 0.39%
Jacobs Solutions, Inc.	4,991	777,648
Leidos Holdings, Inc.	2,746	523,030
		1,300,678
Trading companies & distributors: 0.59%
AerCap Holdings NV	7,924	1,032,022
WESCO International, Inc.	3,600	934,308
		1,966,330
Information technology: 5.63%
Communications equipment: 0.44%
Arista Networks, Inc.†	9,384	1,479,763
Electronic equipment, instruments & components: 0.22%
TD SYNNEX Corp.	4,700	735,503
IT services: 0.43%
Okta, Inc.†	6,561	600,528
Twilio, Inc. Class A†	6,205	836,930
		1,437,458
Semiconductors & semiconductor equipment: 2.24%
Broadcom, Inc.	6,638	2,453,604
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Real Return Portfolio | 17

Consolidated portfolio of investments—October 31, 2025 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment(continued)
KLA Corp.	684	$826,778
NVIDIA Corp.	11,996	2,429,070
ON Semiconductor Corp.†	10,513	526,491
Teradyne, Inc.	7,064	1,283,953
		7,519,896
Software: 1.77%
AppLovin Corp. Class A†	802	511,139
Microsoft Corp.	6,657	3,447,061
Nutanix, Inc. Class A†	7,645	544,630
Oracle Corp.	2,539	666,767
ServiceNow, Inc.†	830	763,002
		5,932,599
Technology hardware, storage & peripherals: 0.53%
Apple, Inc.	4,063	1,098,513
Dell Technologies, Inc. Class C	4,256	689,515
		1,788,028
Materials: 3.66%
Construction materials: 0.35%
Vulcan Materials Co.	4,044	1,170,738
Containers & packaging: 0.21%
Graphic Packaging Holding Co.	44,089	704,983
Metals & mining: 3.10%
Agnico Eagle Mines Ltd.	2,401	386,166
Agnico Eagle Mines Ltd.-U.S. Exchange Traded Shares	4,725	759,827
Alamos Gold, Inc. Class A	15,000	462,443
Anglogold Ashanti PLC	6,800	462,400
Artemis Gold, Inc.†	16,000	390,032
B2Gold Corp.	12,000	52,533
Barrick Mining Corp.	17,036	558,781
Coeur Mining, Inc.†	14,903	255,885
DPM Metals, Inc.	14,000	299,455
Eldorado Gold Corp.†	4,300	110,217
Endeavour Mining PLC	11,380	455,914
Equinox Gold Corp.†	8,050	88,446
Evolution Mining Ltd.	8,000	56,846
Franco-Nevada Corp.	1,500	280,193
G Mining Ventures Corp.†	14,000	275,598
Gold Fields Ltd. ADR	11,800	453,238
IAMGOLD Corp.†	33,500	387,894
Kinross Gold Corp.	35,000	814,017
Lundin Gold, Inc.	9,000	611,850
New Gold, Inc.†	33,000	243,050
Newmont Corp.	11,000	890,670
Northern Star Resources Ltd.	13,000	209,330
OceanaGold Corp.	12,666	283,293
The accompanying notes are an integral part of these consolidated financial statements.
18 | Allspring Real Return Portfolio

Consolidated portfolio of investments—October 31, 2025 (unaudited)

	Shares	Value
Metals & mining(continued)
OR Royalties, Inc.	3,500	$112,296
Orla Mining Ltd.†	8,500	87,694
Pan American Silver Corp.	1,765	62,166
Pan American Silver Corp.-U.S. Exchange Traded Shares	6,200	218,302
Royal Gold, Inc.	1,100	192,269
Skeena Resources Ltd.†	7,000	113,244
Snowline Gold Corp.†	11,000	94,977
Torex Gold Resources, Inc.†	8,800	363,532
Wheaton Precious Metals Corp.	4,100	395,954
		10,428,512
Real estate: 5.25%
Health care REITs: 0.54%
Alexandria Real Estate Equities, Inc.	2,989	174,019
Welltower, Inc.	9,069	1,641,852
		1,815,871
Industrial REITs: 0.83%
First Industrial Realty Trust, Inc.	8,097	447,602
Prologis, Inc.	11,956	1,483,620
Rexford Industrial Realty, Inc.	7,850	324,362
Terreno Realty Corp.	9,102	519,998
		2,775,582
Office REITs: 0.17%
BXP, Inc.	8,157	580,697
Real estate management & development: 0.17%
CBRE Group, Inc. Class A†	3,789	577,557
Residential REITs: 0.90%
American Homes 4 Rent Class A	13,796	435,954
Camden Property Trust	4,267	424,481
Equity LifeStyle Properties, Inc.	7,467	455,860
Independence Realty Trust, Inc.	16,922	269,568
Invitation Homes, Inc.	16,535	465,460
Mid-America Apartment Communities, Inc.	3,936	504,713
Sun Communities, Inc.	3,705	469,053
		3,025,089
Retail REITs: 0.29%
Federal Realty Investment Trust	2,220	213,542
Simon Property Group, Inc.	4,283	752,780
		966,322
Specialized REITs: 2.35%
American Tower Corp.	7,220	1,292,236
Crown Castle, Inc.	3,895	351,407
CubeSmart	7,933	298,836
Equinix, Inc.	1,752	1,482,210
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Real Return Portfolio | 19

Consolidated portfolio of investments—October 31, 2025 (unaudited)

	Shares	Value
Specialized REITs(continued)
Extra Space Storage, Inc.	4,969	$663,560
Four Corners Property Trust, Inc.	8,027	189,758
Gaming & Leisure Properties, Inc.	18,049	806,068
Iron Mountain, Inc.	7,334	755,035
SBA Communications Corp. Class A	3,513	672,669
VICI Properties, Inc. Class A	19,352	580,367
Weyerhaeuser Co.	34,007	782,161
		7,874,307
Utilities: 0.57%
Electric utilities: 0.40%
American Electric Power Co., Inc.	3,684	443,038
FirstEnergy Corp.	19,444	891,118
		1,334,156
Water utilities: 0.17%
American Water Works Co., Inc.	4,420	567,661
Total common stocks (Cost $67,954,849)		91,078,412

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 7.07%
Basic materials: 0.27%
Chemicals: 0.13%
Celanese U.S. Holdings LLC	6.50%	4-15-2030	$70,000	69,416
Chemours Co.	5.38	5-15-2027	205,000	204,195
SCIH Salt Holdings, Inc.144A	4.88	5-1-2028	145,000	143,415
				417,026
Iron/steel: 0.10%
Cleveland-Cliffs, Inc.144A	6.88	11-1-2029	330,000	338,878
Mining: 0.04%
Kaiser Aluminum Corp.144A	4.63	3-1-2028	145,000	144,892
Communications: 0.85%
Advertising: 0.11%
Clear Channel Outdoor Holdings, Inc.144A	7.13	2-15-2031	130,000	134,063
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	5.00	8-15-2027	215,000	214,135
				348,198
Internet: 0.14%
Arches Buyer, Inc.144A	4.25	6-1-2028	170,000	166,119
Gen Digital, Inc.144A	6.75	9-30-2027	295,000	299,571
				465,690
Media: 0.50%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.00	2-1-2028	45,000	44,548
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.13	5-1-2027	565,000	561,743
The accompanying notes are an integral part of these consolidated financial statements.
20 | Allspring Real Return Portfolio

Consolidated portfolio of investments—October 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media(continued)
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc.144A	5.88%	8-15-2027	$220,000	$220,010
Nexstar Media, Inc.144A	5.63	7-15-2027	170,000	169,930
Paramount Global (U.S. SOFR 3 Month+3.90%)±	6.25	2-28-2057	120,000	117,600
Sirius XM Radio LLC144A	5.00	8-1-2027	577,000	575,661
				1,689,492
Telecommunications: 0.10%
CommScope LLC144A	4.75	9-1-2029	145,000	144,548
Frontier Communications Holdings LLC144A	5.88	10-15-2027	80,000	79,939
Viasat, Inc.144A	5.63	4-15-2027	115,000	114,908
				339,395
Consumer, cyclical: 1.56%
Airlines: 0.08%
American Airlines, Inc.144A	7.25	2-15-2028	105,000	107,436
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	143,666	144,031
Hawaiian Airlines Pass-Through Certificates Series 2013-1 Class 1A	3.90	1-15-2026	26,030	25,861
				277,328
Apparel: 0.03%
Crocs, Inc.144A	4.25	3-15-2029	100,000	96,275
Auto manufacturers: 0.21%
Ford Motor Credit Co. LLC	4.13	8-17-2027	300,000	296,233
Nissan Motor Acceptance Co. LLC144A	2.00	3-9-2026	185,000	182,685
Nissan Motor Acceptance Co. LLC144A	5.63	9-29-2028	20,000	19,985
Nissan Motor Acceptance Co. LLC144A	6.95	9-15-2026	165,000	167,158
Nissan Motor Acceptance Co. LLC144A	7.05	9-15-2028	35,000	36,412
				702,473
Auto parts & equipment: 0.11%
Adient Global Holdings Ltd.144A	8.25	4-15-2031	125,000	130,577
American Axle & Manufacturing, Inc.	6.50	4-1-2027	115,000	115,000
Dana, Inc.	5.63	6-15-2028	120,000	119,883
				365,460
Distribution/wholesale: 0.04%
RB Global Holdings, Inc.144A	7.75	3-15-2031	110,000	114,799
Entertainment: 0.44%
Churchill Downs, Inc.144A	5.50	4-1-2027	430,000	429,845
Cinemark USA, Inc.144A	5.25	7-15-2028	345,000	343,403
Live Nation Entertainment, Inc.144A	6.50	5-15-2027	265,000	267,267
SeaWorld Parks & Entertainment, Inc.144A	5.25	8-15-2029	90,000	88,274
Six Flags Entertainment Corp.144A	5.50	4-15-2027	200,000	199,223
WarnerMedia Holdings, Inc. Series WI	4.05	3-15-2029	155,000	150,511
				1,478,523
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Real Return Portfolio | 21

Consolidated portfolio of investments—October 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Home builders: 0.14%
K Hovnanian Enterprises, Inc.144A	8.00%	4-1-2031	$45,000	$45,977
Taylor Morrison Communities, Inc.144A	5.75	1-15-2028	290,000	294,236
Tri Pointe Homes, Inc.	5.70	6-15-2028	130,000	131,200
				471,413
Home furnishings: 0.03%
Whirlpool Corp.	6.13	6-15-2030	110,000	108,919
Housewares: 0.06%
Newell Brands, Inc.144A	8.50	6-1-2028	205,000	210,313
Leisure time: 0.13%
Acushnet Co.144A	7.38	10-15-2028	45,000	46,683
NCL Corp. Ltd.144A	5.88	1-15-2031	110,000	109,948
Sabre Global, Inc.144A	8.63	6-1-2027	135,000	135,732
Sabre Global, Inc.144A	10.75	11-15-2029	39,000	37,050
VOC Escrow Ltd.144A	5.00	2-15-2028	120,000	119,667
				449,080
Retail: 0.29%
Advance Auto Parts, Inc.	1.75	10-1-2027	115,000	107,535
Advance Auto Parts, Inc.144A	7.00	8-1-2030	235,000	237,111
Gap, Inc.144A	3.63	10-1-2029	155,000	145,830
Group 1 Automotive, Inc.144A	6.38	1-15-2030	145,000	147,901
Lithia Motors, Inc.144A	4.63	12-15-2027	30,000	29,771
Raising Cane’s Restaurants LLC144A	9.38	5-1-2029	285,000	298,361
				966,509
Consumer, non-cyclical: 0.75%
Commercial services: 0.39%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl144A	4.63	6-1-2028	75,000	73,405
CoreCivic, Inc.	8.25	4-15-2029	325,000	342,259
GEO Group, Inc.	8.63	4-15-2029	400,000	422,127
GEO Group, Inc.	10.25	4-15-2031	65,000	71,182
Herc Holdings, Inc.144A	7.00	6-15-2030	70,000	73,268
Prime Security Services Borrower LLC/Prime Finance, Inc.144A	5.75	4-15-2026	99,000	99,244
United Rentals North America, Inc.	5.50	5-15-2027	160,000	160,141
Veritiv Operating Co.144A	10.50	11-30-2030	50,000	52,034
				1,293,660
Cosmetics/Personal Care: 0.07%
Edgewell Personal Care Co.144A	5.50	6-1-2028	240,000	239,664
Food: 0.10%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC144A	5.88	2-15-2028	135,000	135,167
The accompanying notes are an integral part of these consolidated financial statements.
22 | Allspring Real Return Portfolio

Consolidated portfolio of investments—October 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Food(continued)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC144A	6.50%	2-15-2028	$100,000	$101,832
B&G Foods, Inc.144A	8.00	9-15-2028	105,000	98,717
				335,716
Healthcare-services: 0.09%
Star Parent, Inc.144A	9.00	10-1-2030	90,000	96,100
Tenet Healthcare Corp.	4.63	6-15-2028	70,000	69,719
Tenet Healthcare Corp.	6.13	10-1-2028	145,000	145,187
				311,006
Household products/wares: 0.01%
Central Garden & Pet Co.	5.13	2-1-2028	40,000	39,937
Pharmaceuticals: 0.09%
AdaptHealth LLC144A	6.13	8-1-2028	105,000	104,962
Organon & Co./Organon Foreign Debt Co-Issuer BV144A	4.13	4-30-2028	220,000	209,312
				314,274
Energy: 1.04%
Energy-alternate sources: 0.09%
TerraForm Power Operating LLC144A	5.00	1-31-2028	285,000	283,948
Oil & gas: 0.16%
California Resources Corp.144A	8.25	6-15-2029	55,000	57,214
Civitas Resources, Inc.144A	8.38	7-1-2028	155,000	160,151
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	11-1-2028	220,000	220,370
Nabors Industries, Inc.144A	7.38	5-15-2027	39,000	39,545
Nabors Industries, Inc.144A	9.13	1-31-2030	70,000	73,558
				550,838
Oil & gas services: 0.25%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.88	4-1-2027	210,000	210,686
Bristow Group, Inc.144A	6.88	3-1-2028	240,000	239,964
Oceaneering International, Inc.	6.00	2-1-2028	365,000	368,128
USA Compression Partners LP/USA Compression Finance Corp.144A	7.13	3-15-2029	25,000	25,821
				844,599
Pipelines: 0.54%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	5.75	1-15-2028	110,000	109,957
Buckeye Partners LP144A	6.88	7-1-2029	115,000	119,098
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%)ʊ±	6.50	11-15-2026	20,000	20,084
Excelerate Energy LP144A	8.00	5-15-2030	215,000	226,994
Harvest Midstream I LP144A	7.50	9-1-2028	305,000	308,341
Hess Midstream Operations LP144A	5.88	3-1-2028	180,000	183,706
Kinetik Holdings LP144A	6.63	12-15-2028	375,000	385,152
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Real Return Portfolio | 23

Consolidated portfolio of investments—October 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	5.50%	1-15-2028	$75,000	$74,548
Venture Global LNG, Inc.144A	8.13	6-1-2028	380,000	391,448
				1,819,328
Financial: 1.37%
Banks: 0.01%
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%)ʊ±	3.88	2-18-2026	25,000	24,838
Diversified financial services: 0.76%
Acadian Asset Management, Inc.	4.80	7-27-2026	110,000	109,992
Aircastle Ltd. Series A (5 Year Treasury Constant Maturity+4.41%)144Aʊ±	5.25	6-15-2026	100,000	99,376
Azorra Finance Ltd.144A	7.75	4-15-2030	70,000	73,799
Encore Capital Group, Inc.144A	9.25	4-1-2029	215,000	225,711
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	275,000	283,123
Jefferson Capital Holdings LLC144A	6.00	8-15-2026	200,000	199,090
Jefferson Capital Holdings LLC144A	9.50	2-15-2029	55,000	57,958
Navient Corp.	4.88	3-15-2028	105,000	102,695
Navient Corp.	5.00	3-15-2027	115,000	114,322
OneMain Finance Corp.	5.38	11-15-2029	225,000	223,218
OneMain Finance Corp.	7.13	3-15-2026	152,000	152,992
PRA Group, Inc.144A	8.38	2-1-2028	250,000	253,783
Rocket Cos., Inc.144A	6.13	8-1-2030	110,000	113,465
Rocket Cos., Inc.144A	6.50	8-1-2029	90,000	93,351
United Wholesale Mortgage LLC144A	5.50	4-15-2029	50,000	49,242
United Wholesale Mortgage LLC144A	5.75	6-15-2027	410,000	410,699
				2,562,816
Insurance: 0.11%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer144A	6.75	4-15-2028	210,000	213,813
AmWINS Group, Inc.144A	6.38	2-15-2029	150,000	152,901
				366,714
Investment Companies: 0.01%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25	5-15-2026	33,000	32,981
REITs: 0.48%
Blackstone Mortgage Trust, Inc.144A	3.75	1-15-2027	65,000	63,777
Brandywine Operating Partnership LP	3.95	11-15-2027	135,000	132,907
Brandywine Operating Partnership LP	8.88	4-12-2029	135,000	146,651
Iron Mountain, Inc.144A	5.25	3-15-2028	360,000	359,813
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	4.75	6-15-2029	220,000	215,706
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer144A	5.88	10-1-2028	255,000	254,772
Service Properties Trust	5.50	12-15-2027	15,000	14,610
Service Properties Trust144A	8.63	11-15-2031	75,000	79,113
The accompanying notes are an integral part of these consolidated financial statements.
24 | Allspring Real Return Portfolio

Consolidated portfolio of investments—October 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITs(continued)
Starwood Property Trust, Inc.144A	3.63%	7-15-2026	$290,000	$287,699
XHR LP144A	6.63	5-15-2030	70,000	71,450
				1,626,498
Industrial: 0.76%
Aerospace/defense: 0.17%
Spirit AeroSystems, Inc.144A	9.38	11-30-2029	165,000	173,278
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	40,000	43,947
TransDigm, Inc.144A	6.38	3-1-2029	350,000	359,515
				576,740
Building materials: 0.01%
JELD-WEN, Inc.144A	4.88	12-15-2027	40,000	38,905
Electrical components & equipment: 0.12%
Energizer Holdings, Inc.144A	4.75	6-15-2028	165,000	162,327
WESCO Distribution, Inc.144A	6.38	3-15-2029	240,000	247,961
				410,288
Machinery-diversified: 0.10%
Chart Industries, Inc.144A	7.50	1-1-2030	10,000	10,429
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	310,000	309,643
				320,072
Packaging & containers: 0.23%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	355,000	355,915
Ball Corp.	6.88	3-15-2028	60,000	61,045
Clydesdale Acquisition Holdings, Inc.144A	6.63	4-15-2029	165,000	165,659
Clydesdale Acquisition Holdings, Inc.144A	6.88	1-15-2030	30,000	30,300
Owens-Brockway Glass Container, Inc.144A	6.63	5-13-2027	145,000	145,031
				757,950
Trucking & leasing: 0.13%
FTAI Aviation Investors LLC144A	5.50	5-1-2028	430,000	430,318
Technology: 0.16%
Software: 0.16%
Cloud Software Group, Inc.144A	6.50	3-31-2029	380,000	382,868
Rocket Software, Inc.144A	9.00	11-28-2028	140,000	144,267
				527,135
Utilities: 0.31%
Electric: 0.31%
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028	305,000	297,382
PG&E Corp.	5.00	7-1-2028	175,000	173,780
Vistra Operations Co. LLC144A	5.00	7-31-2027	150,000	150,081
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Real Return Portfolio | 25

Consolidated portfolio of investments—October 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric(continued)
XPLR Infrastructure Operating Partners LP144A	3.88%	10-15-2026	$145,000	$142,860
XPLR Infrastructure Operating Partners LP144A	4.50	9-15-2027	285,000	278,748
				1,042,851
Total corporate bonds and notes (Cost $23,354,980)				23,735,739
Loans: 0.16%
Communications: 0.02%
Internet: 0.02%
Cablevision Lightpath LLC (U.S. SOFR 1 Month+3.00%)±	7.03	11-30-2027	54,724	54,724
Media: 0.00%
DIRECTV Financing LLC (U.S. SOFR 3 Month+5.00%)±	9.10	8-2-2027	5,830	5,829
Consumer, cyclical: 0.04%
Airlines: 0.02%
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	7.74	4-1-2031	69,300	69,733
Retail: 0.02%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	7.51	3-3-2028	60,000	59,054
Consumer, non-cyclical: 0.00%
Healthcare-products: 0.00%
Bausch & Lomb Corp. (U.S. SOFR 1 Month+4.25%)±	8.21	1-15-2031	9,975	10,027
Financial: 0.07%
Insurance: 0.07%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	7.33	7-31-2027	238,260	238,306
Industrial: 0.03%
Aerospace/defense: 0.01%
Spirit AeroSystems, Inc. (U.S. SOFR 3 Month+4.50%)±	8.34	1-15-2027	25,950	25,975
Packaging & containers: 0.02%
Graham Packaging Co., Inc. (U.S. SOFR 1 Month+2.50%)±	6.46	8-4-2027	75,000	75,085
Total loans (Cost $536,201)				538,733
U.S. Treasury securities: 20.67%
TIPS	0.13	4-15-2027	5,565,521	5,471,141
TIPS	0.13	1-15-2030	5,289,144	5,038,777
TIPS	0.13	7-15-2030	4,776,786	4,532,452
TIPS	0.13	1-15-2031	522,753	490,110
TIPS	0.13	7-15-2031	1,777,039	1,656,618
TIPS	0.13	1-15-2032	3,050,646	2,804,932
TIPS	0.13	2-15-2051	1,879,165	1,058,870
TIPS	0.25	7-15-2029	1,171,651	1,133,526
TIPS	0.25	2-15-2050	201,638	120,943
TIPS	0.38	1-15-2027	114,010	112,804
TIPS	0.38	7-15-2027	7,000,088	6,932,665
TIPS	0.50	1-15-2028	4,695,870	4,625,316
The accompanying notes are an integral part of these consolidated financial statements.
26 | Allspring Real Return Portfolio

Consolidated portfolio of investments—October 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
TIPS	0.63%	2-15-2043	$479,145	$366,934
TIPS	0.75	2-15-2042	143,389	114,449
TIPS	0.88	1-15-2029	3,073,168	3,039,290
TIPS	1.00	2-15-2048	1,504,404	1,139,810
TIPS	1.00	2-15-2049	1,564,410	1,167,197
TIPS	1.38	7-15-2033	4,838,029	4,760,034
TIPS	1.38	2-15-2044	1,501,427	1,295,027
TIPS	1.50	2-15-2053	1,302,526	1,055,757
TIPS	1.63	10-15-2027	4,500,823	4,555,282
TIPS	1.75	1-15-2034	1,886,732	1,893,795
TIPS	1.88	7-15-2034	3,644,972	3,696,070
TIPS	2.13	1-15-2035	5,954,686	6,126,359
TIPS	2.13	2-15-2040	1,439,078	1,452,784
TIPS	2.13	2-15-2041	1,989,954	1,994,096
TIPS	2.13	2-15-2054	401,170	374,718
TIPS	2.50	1-15-2029	845,090	878,692
TIPS	3.88	4-15-2029	118,253	128,537
U.S. Treasury Inflation-Indexed Bonds	1.00	2-15-2046	1,763,972	1,374,881
Total U.S. Treasury securities (Cost $71,986,751)				69,391,866
Yankee corporate bonds and notes: 1.18%
Basic materials: 0.05%
Mining: 0.05%
Alumina Pty. Ltd.144A	6.13	3-15-2030	170,000	174,274
Communications: 0.14%
Internet: 0.09%
Rakuten Group, Inc.144A	11.25	2-15-2027	295,000	318,562
Media: 0.05%
Virgin Media Vendor Financing Notes IV DAC144A	5.00	7-15-2028	170,000	166,582
Consumer, cyclical: 0.52%
Airlines: 0.20%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	475,000	491,877
Latam Airlines Group SA144A	7.63	1-7-2031	140,000	143,976
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	7.88	5-1-2027	45,000	45,665
				681,518
Leisure time: 0.32%
Carnival Corp.144A	5.13	5-1-2029	130,000	131,607
Carnival Corp.144A	6.00	5-1-2029	465,000	471,975
Royal Caribbean Cruises Ltd.144A	5.38	7-15-2027	455,000	458,571
				1,062,153
Consumer, non-cyclical: 0.08%
Healthcare-products: 0.08%
Bausch & Lomb Corp.144A	8.38	10-1-2028	245,000	256,025
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Real Return Portfolio | 27

Consolidated portfolio of investments—October 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financial: 0.08%
Banks: 0.02%
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.64%)144Aʊ±	5.88%	1-24-2027	$60,000	$59,484
Diversified financial services: 0.06%
goeasy Ltd.144A	9.25	12-1-2028	70,000	72,566
Macquarie AirFinance Holdings Ltd.144A	6.40	3-26-2029	140,000	147,158
				219,724
Industrial: 0.09%
Aerospace/defense: 0.06%
Bombardier, Inc.144A	6.00	2-15-2028	185,000	185,441
Packaging & containers: 0.03%
Trivium Packaging Finance BV144A	8.25	7-15-2030	95,000	98,417
Technology: 0.16%
Computers: 0.05%
Seagate Data Storage Technology Pte. Ltd.144A	8.25	12-15-2029	155,000	164,681
Software: 0.11%
Open Text Corp.144A	3.88	2-15-2028	80,000	77,757
Open Text Corp.144A	6.90	12-1-2027	275,000	286,258
				364,015
Utilities: 0.06%
Electric: 0.06%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75	1-18-2082	10,000	9,812
Emera, Inc. Series 16-A (U.S. SOFR 3 Month+5.44%)±	6.75	6-15-2076	205,000	205,977
				215,789
Total yankee corporate bonds and notes (Cost $3,900,957)				3,966,665

		Yield	Shares
Short-term investments: 37.98%
Investment companies: 37.98%
Allspring Government Money Market Fund Select Class♠∞*		4.06	127,535,793	127,535,793
Total short-term investments (Cost $127,535,793)				127,535,793
Total investments in securities (Cost $295,269,531)	94.18%			316,247,208
Other assets and liabilities, net	5.82			19,556,224
Total net assets	100.00%			$335,803,432

The accompanying notes are an integral part of these consolidated financial statements.
28 | Allspring Real Return Portfolio

Consolidated portfolio of investments—October 31, 2025 (unaudited)

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
*	A portion of the holding represents an investment held in Real Return Special Investments (Cayman) Ltd., the consolidated entity.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
TIPS	Treasury Inflation-Protected Securities
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$97,077,493	$72,277,952	$(41,819,652)	$0	$0	$127,535,793	127,535,793	$2,249,286
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
AUD	2,101,000	USD	1,395,553	Morgan Stanley, Inc.	12-17-2025	$0	$(20,222)
USD	1,442,065	AUD	2,178,000	Morgan Stanley, Inc.	12-17-2025	16,328	0
BRL	3,435,000	USD	621,674	Morgan Stanley, Inc.	12-17-2025	10,282	0
USD	1,638,558	CAD	2,259,000	Morgan Stanley, Inc.	12-17-2025	24,275	0
USD	834,102	CAD	1,158,000	Morgan Stanley, Inc.	12-17-2025	6,594	0
CHF	72,000	USD	91,398	Morgan Stanley, Inc.	12-17-2025	0	(1,474)
USD	520,882	CLP	500,338,000	Morgan Stanley, Inc.	12-17-2025	0	(10,038)
CZK	12,853,000	USD	619,430	Morgan Stanley, Inc.	12-17-2025	0	(9,971)
EUR	254,000	USD	299,607	Morgan Stanley, Inc.	12-17-2025	0	(6,119)
GBP	776,000	USD	1,052,691	Morgan Stanley, Inc.	12-17-2025	0	(33,205)
HUF	256,635,000	USD	761,629	Morgan Stanley, Inc.	12-17-2025	0	(924)
HUF	136,092,000	USD	409,694	Morgan Stanley, Inc.	12-17-2025	0	(6,297)
USD	522,739	IDR	8,630,323,000	Morgan Stanley, Inc.	12-17-2025	3,997	0
USD	1,323,725	IDR	22,121,158,000	Morgan Stanley, Inc.	12-17-2025	0	(5,911)
USD	2,547,257	INR	225,580,000	Morgan Stanley, Inc.	12-17-2025	11,758	0
USD	723,744	INR	64,482,000	Morgan Stanley, Inc.	12-17-2025	0	(1,028)
USD	864,076	JPY	126,099,000	Morgan Stanley, Inc.	12-17-2025	42,309	0
USD	1,558,858	KRW	2,152,201,000	Morgan Stanley, Inc.	12-17-2025	45,277	0
MXN	8,065,000	USD	429,834	Morgan Stanley, Inc.	12-17-2025	2,319	0
USD	495,081	MXN	9,137,000	Morgan Stanley, Inc.	12-17-2025	5,487	0
NOK	12,815,000	USD	1,296,778	Morgan Stanley, Inc.	12-17-2025	0	(31,696)
USD	701,987	NOK	6,966,000	Morgan Stanley, Inc.	12-17-2025	14,312	0
USD	586,492	NZD	981,000	Morgan Stanley, Inc.	12-17-2025	24,087	0
USD	586,030	NZD	1,003,000	Morgan Stanley, Inc.	12-17-2025	11,013	0
PLN	3,130,000	USD	860,260	Morgan Stanley, Inc.	12-17-2025	0	(13,036)
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Real Return Portfolio | 29

Consolidated portfolio of investments—October 31, 2025 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
SEK	7,852,000	USD	847,724	Morgan Stanley, Inc.	12-17-2025	$0	$(19,084)
ZAR	11,382,000	USD	646,729	Morgan Stanley, Inc.	12-17-2025	7,829	0
						$225,867	$(159,005)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Gas Oil Futures**	4	11-12-2025	$276,610	$287,400	$10,790	$0
LME Primary Aluminum Futures**	5	11-17-2025	327,510	359,816	32,306	0
Light Sweet Crude Oil Futures**	65	11-20-2025	3,989,269	3,963,700	0	(25,569)
CAC 40 Index	16	11-21-2025	1,463,103	1,499,736	36,633	0
Henry Hub Natural Gas Futures**	31	11-25-2025	1,235,039	1,278,440	43,401	0
Brent Crude Oil Futures**	12	11-28-2025	782,667	777,240	0	(5,427)
Reformulated Gasoline Blendstock for Oxygen Blending Futures**	8	11-28-2025	624,265	638,669	14,404	0
10-Year Euro BUND Index	142	12-8-2025	21,019,538	21,178,078	158,540	0
French Government Bond	67	12-8-2025	9,330,231	9,465,781	135,550	0
TOPIX Index	47	12-11-2025	9,376,776	10,167,932	791,156	0
Corn Futures**	89	12-12-2025	1,963,660	1,920,175	0	(43,485)
Soybean Oil Futures**	52	12-12-2025	1,561,765	1,518,816	0	(42,949)
10-Year Australian Bond	334	12-15-2025	24,817,477	24,828,443	10,966	0
Cocoa Futures**	4	12-15-2025	350,955	246,040	0	(104,915)
Japanese Yen Futures	112	12-15-2025	9,640,079	9,123,100	0	(516,979)
LME Copper Futures**	8	12-15-2025	2,022,702	2,178,304	155,602	0
LME Nickel Futures**	4	12-15-2025	366,068	363,088	0	(2,980)
LME Primary Aluminum Futures**	12	12-15-2025	806,677	864,660	57,983	0
Swiss Franc Futures	90	12-15-2025	14,326,631	14,051,250	0	(275,381)
10-Year Canadian Bond	290	12-18-2025	24,990,863	25,382,625	391,762	0
C Coffee Futures**	1	12-18-2025	138,236	147,019	8,783	0
S&P ASX Share Price Index 200	9	12-18-2025	1,309,814	1,309,058	0	(756)
S&P/TSX 60 Index	6	12-18-2025	1,488,405	1,524,309	35,904	0
10-Year U.S. Treasury Notes	235	12-19-2025	26,423,742	26,477,891	54,149	0
DAX Index	2	12-19-2025	1,376,013	1,385,140	9,127	0
E-Mini NASDAQ 100 Index	40	12-19-2025	19,483,926	20,803,200	1,319,274	0
E-Mini Russell 2000 Index	4	12-19-2025	483,221	497,980	14,759	0
E-Mini S&P 500 Index	33	12-19-2025	10,993,795	11,342,100	348,305	0
E-Mini Utilities Select Sector Futures	110	12-19-2025	10,104,031	9,922,000	0	(182,031)
Euro STOXX 50 Index	162	12-19-2025	10,178,047	10,585,685	407,638	0
FTSE 100 Index	14	12-19-2025	1,716,538	1,792,464	75,926	0
MSCI EAFE Index	55	12-19-2025	7,686,946	7,719,525	32,579	0
MSCI Emerging Markets Index	324	12-19-2025	21,878,544	22,803,120	924,576	0
Ultra 10-Year U.S. Treasury Notes	596	12-19-2025	69,231,165	68,828,688	0	(402,477)
Long Gilt Futures	77	12-29-2025	9,192,744	9,470,119	277,375	0
Silver Futures**	4	12-29-2025	831,435	963,200	131,765	0
Live Cattle Futures**	14	12-31-2025	1,319,832	1,286,180	0	(33,652)
Soybean Futures**	27	1-14-2026	1,464,856	1,505,588	40,732	0
Number 11 World Sugar Futures**	109	2-27-2026	2,001,315	1,761,614	0	(239,701)
Short
LME Lead Futures**	(7)	11-17-2025	(346,964)	(350,137)	0	(3,173)
NY Harbor ULSD Futures**	(14)	11-28-2025	(1,400,481)	(1,410,377)	0	(9,896)
The accompanying notes are an integral part of these consolidated financial statements.
30 | Allspring Real Return Portfolio

Consolidated portfolio of investments—October 31, 2025 (unaudited)

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short (continued)
10-Year Euro BUND Index	(15)	12-8-2025	$(2,216,169)	$(2,237,121)	$0	$(20,952)
Number 2 Cotton Futures**	(6)	12-8-2025	(194,380)	(196,620)	0	(2,240)
Hard Red Winter Wheat Futures**	(41)	12-12-2025	(1,032,432)	(1,075,225)	0	(42,793)
Lean Hogs Futures**	(34)	12-12-2025	(1,203,099)	(1,105,340)	97,759	0
Soybean Meal Futures**	(27)	12-12-2025	(765,630)	(868,320)	0	(102,690)
Wheat Futures**	(61)	12-12-2025	(1,572,739)	(1,628,700)	0	(55,961)
10-Year Japanese Bond	(11)	12-15-2025	(9,778,022)	(9,710,207)	67,815	0
LME Copper Futures**	(10)	12-15-2025	(2,480,697)	(2,722,880)	0	(242,183)
LME Nickel Futures**	(2)	12-15-2025	(182,977)	(181,544)	1,433	0
LME Primary Aluminum Futures**	(6)	12-15-2025	(392,764)	(432,330)	0	(39,566)
LME Zinc Futures**	(5)	12-15-2025	(359,658)	(385,413)	0	(25,755)
Ultra U.S. Treasury Bond	(122)	12-19-2025	(14,788,289)	(14,796,313)	0	(8,024)
Gold 100 Troy Ounces Futures**	(57)	12-29-2025	(22,733,581)	(22,780,050)	0	(46,469)
Long Gilt Futures	(17)	12-29-2025	(2,026,673)	(2,090,806)	0	(64,133)
					$5,686,992	$(2,540,137)

**	Represents an investment held in Real Return Special Investments (Cayman) Ltd., the consolidated entity.
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Real Return Portfolio | 31

Consolidated statement of assets and liabilities—October 31, 2025 (unaudited)
Consolidated financial statements
Consolidated statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $167,733,738)	$188,711,415
Investments in affiliated securities, at value (cost $127,535,793)	127,535,793
Cash	98
Cash at broker segregated for futures contracts	18,419,800
Foreign currency, at value (cost $53,428)	52,169
Receivable for dividends and interest	1,109,235
Receivable for daily variation margin on open futures contracts	560,228
Unrealized gains on forward foreign currency contracts	225,867
Receivable for investments sold	60,994
Prepaid expenses and other assets	2,968
Total assets	336,678,567
Liabilities
Payable for daily variation margin on open futures contracts	480,785
Unrealized losses on forward foreign currency contracts	159,005
Advisory fee payable	103,612
Professional fees payable	45,903
Cash collateral due to broker for forward foreign currency contracts	10,000
Trustees’ fees and expenses payable	870
Accrued expenses and other liabilities	74,960
Total liabilities	875,135
Total net assets	$335,803,432
The accompanying notes are an integral part of these consolidated financial statements.
32 | Allspring Real Return Portfolio

Consolidated Statement of operations (unaudited)
Consolidated statement of operations
Investment income
Interest (net of foreign withholding taxes of $138)	$2,733,592
Income from affiliated securities	2,249,286
Dividends (net of foreign withholdings taxes of $10,462)	764,700
Total investment income	5,747,578
Expenses
Advisory fee	628,446
Custody and accounting fees	20,276
Professional fees	33,793
Registration fees	20
Interest holder report expenses	1,780
Trustees’ fees and expenses	4,504
Other fees and expenses	15,188
Total expenses	704,007
Less: Fee waivers and/or expense reimbursements	(91,272)
Net expenses	612,735
Net investment income	5,134,843
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	1,084,930
Foreign currency and foreign currency translations	(28,403)
Forward foreign currency contracts	263,245
Futures contracts	2,704,927
Net realized gains on investments	4,024,699
Net change in unrealized gains (losses) on
Unaffiliated securities	14,032,433
Foreign currency and foreign currency translations	(600)
Forward foreign currency contracts	30,569
Futures contracts	3,302,978
Net change in unrealized gains (losses) on investments	17,365,380
Net realized and unrealized gains (losses) on investments	21,390,079
Net increase in net assets resulting from operations	$26,524,922
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Real Return Portfolio | 33

Consolidated statement of changes in net assets
Consolidated statement of changes in net assets
	Six months ended October 31, 2025 (unaudited)	Year ended April 30, 2025
Operations
Net investment income	$5,134,843	$8,623,210
Net realized gains on investments	4,024,699	10,354,406
Net change in unrealized gains (losses) on investments	17,365,380	9,247,217
Net increase in net assets resulting from operations	26,524,922	28,224,833
Capital transactions
Transactions in investors’ beneficial interests
Contributions	26,856,000	99,392,530
Withdrawals	(6,523,344)	(76,986,128)
Net increase in net assets resulting from capital transactions	20,332,656	22,406,402
Total increase in net assets	46,857,578	50,631,235
Net assets
Beginning of period	288,945,854	238,314,619
End of period	$335,803,432	$288,945,854
The accompanying notes are an integral part of these consolidated financial statements.
34 | Allspring Real Return Portfolio

Consolidated financial highlights
Consolidated financial highlights

	Six months ended October 31, 2025 (unaudited)	Year ended April 30		Year ended May 31
		2025	2024[1]	2023	2022	2021	2020
Total return[2]	8.93%	12.02%	2.30%	(2.73)%	(0.14)%	9.58%	5.92%
Ratios to average net assets (annualized)
Gross expenses	0.45%	0.47%	0.46%	0.49%	0.48%	0.47%	0.45%
Net expenses[3]	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	3.27%	3.44%	4.07%	4.45%	5.54%	2.57%	2.16%
Supplemental Data
Portfolio turnover rate	21%	61%	49%	22%	31%	20%	24%

[1]	For the eleven months ended April 30, 2024. The Portfolio changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[3]	Net expense ratios reflect voluntary waivers, if any.
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Real Return Portfolio | 35

Notes to consolidated financial statements (unaudited)
Notes to consolidated financial statements
1.ORGANIZATION
Allspring Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These consolidated financial statements report on the Allspring Real Return Portfolio ( the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2.INVESTMENT IN SUBSIDIARY
The Portfolio invests in direct or indirect investments in various derivatives, including commodity-linked derivatives, through Real Return Special Investments (Cayman) Ltd (the “Subsidiary”), a wholly owned subsidiary incorporated on June 27, 2023 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of October 31, 2025, the Subsidiary had $36,690,302 of investments in affiliates and cash at broker segregated for futures contacts representing 99.56% of its net assets. As of October 31, 2025, the Portfolio held $36,852,324 in the Subsidiary, representing 12.33% of the Portfolio’s net assets prior to consolidation.
The consolidated financial statements of the Portfolio include the financial results of the Subsidiary. The Consolidated portfolio of investments includes positions of the Portfolio and the Subsidiary and the consolidated financial statements include the accounts of the Portfolio and the Subsidiary. Accordingly, all interfund balances and transactions between the Portfolio and the Subsidiary have been eliminated in consolidation.
3.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the consolidated financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On October 31, 2025, such fair value pricing was not used in pricing foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports
36 | Allspring Real Return Portfolio

Notes to consolidated financial statements (unaudited)
of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Loans
The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Portfolio purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio assumes the credit risk of both the borrower and the lender that is selling the participation. When the Portfolio purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Portfolio to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Consolidated statement of assets and liabilities.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Portfolio is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Portfolio’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Portfolio and the counterparty.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, commodity prices and foreign exchange rates and is subject to interest rate risk, equity price risk, commodity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Consolidated statement of assets and liabilities. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Consolidated statement of operations.
Inflation-indexed bonds and TIPS
The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide
Allspring Real Return Portfolio | 37

Notes to consolidated financial statements (unaudited)
a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Portfolio based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of October 31, 2025, the aggregate cost of all investments for federal income tax purposes was $297,586,950 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$31,895,010
Gross unrealized losses	(10,021,035)
Net unrealized gains	$21,873,975
4.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
38 | Allspring Real Return Portfolio

Notes to consolidated financial statements (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of October 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$5,652,098	$0	$0	$5,652,098
Consumer discretionary	6,246,595	0	0	6,246,595
Consumer staples	2,129,981	0	0	2,129,981
Energy	2,656,690	0	0	2,656,690
Financials	7,189,037	0	0	7,189,037
Health care	6,217,392	0	0	6,217,392
Industrials	10,271,897	0	0	10,271,897
Information technology	18,893,247	0	0	18,893,247
Materials	12,304,233	0	0	12,304,233
Real estate	17,615,425	0	0	17,615,425
Utilities	1,901,817	0	0	1,901,817
Corporate bonds and notes	0	23,735,739	0	23,735,739
Loans	0	538,733	0	538,733
U.S. Treasury securities	69,391,866	0	0	69,391,866
Yankee corporate bonds and notes	0	3,966,665	0	3,966,665
Short-term investments
Investment companies	127,535,793	0	0	127,535,793
	288,006,071	28,241,137	0	316,247,208
Forward foreign currency contracts	0	225,867	0	225,867
Futures contracts	5,686,992	0	0	5,686,992
Total assets	$293,693,063	$28,467,004	$0	$322,160,067
Liabilities
Forward foreign currency contracts	$0	$159,005	$0	$159,005
Futures contracts	2,540,137	0	0	2,540,137
Total liabilities	$2,540,137	$159,005	$0	$2,699,142
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consolidated portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Consolidated statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Consolidated portfolio of investments.
At October 31, 2025, the Portfolio did not have any transfers into/out of Level 3.
5.TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.300
Over $10 billion	0.290
For the six months ended October 31, 2025, the advisory fee was equivalent to an annual rate of 0.40% of the Portfolio’s average daily net assets.
Allspring Real Return Portfolio | 39

Notes to consolidated financial statements (unaudited)
The Subsidiary has entered into a separate advisory contract with Allspring Funds Management to manage the investment and reinvestment of its assets in conformity with its investment objectives and restrictions. Under this agreement, the Subsidiary does not pay Allspring Funds Management a fee for its services.
Allspring Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC (“Allspring Investments”) and Allspring Global Investments (UK) Limited (“Allspring UK”), each an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, serves as subadvisers to the Portfolio.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolio did not have any interfund transactions during the six months ended October 31, 2025.
6.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended October 31, 2025 were as follows:
Purchases at cost		Sales Proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$9,318,708	$28,655,004	$9,027,518	$29,101,687
7.DERIVATIVE TRANSACTIONS
During the six months ended October 31, 2025, the Portfolio entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Portfolio also entered into forward foreign currency contracts for economic hedging purposes.
The volume of the Portfolio’s derivative activity during the six months ended October 31, 2025 was as follows:
Forward foreign currency contracts
Average contract amounts to buy	$17,957,795
Average contract amounts to sell	14,091,768
Futures contracts
Average notional balance on long futures	$314,376,742
Average notional balance on short futures	74,888,192
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
40 | Allspring Real Return Portfolio

Notes to consolidated financial statements (unaudited)
The fair value of derivative instruments as of October 31, 2025 by primary risk type on the Consolidated statement of assets and liabilities was as follows for the Portfolio:
	Interest rate risk	Commodity risk	Equity risk	Foreign currency risk	Total
Asset derivatives
Forward foreign currency contracts	$0	$0	$0	$225,867	$225,867
Futures contracts	1,096,157 *	594,958 *	3,995,877 *	0	5,686,992
	$1,096,157	$594,958	$3,995,877	$225,867	$5,912,859
Liability derivatives
Forward foreign currency contracts	$0	$0	$0	$159,005	$159,005
Futures contracts	495,586 *	1,069,404 *	182,787 *	792,360 *	2,540,137
	$495,586	$1,069,404	$182,787	$951,365	$2,699,142

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Consolidated  portfolio of investments. For futures contracts, only the current day’s variation margin as of October 31, 2025 is reported separately on the Consolidated  Consolidated statement of assets and liabilities.

The effect of derivative instruments on the Consolidated statement of operations for the six months ended October 31, 2025 was as follows:
	INTEREST RATE RISK	Commodity risk	Equity risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$0	$263,245	$263,245
Futures contracts	(1,655,765)	3,791,908	937,348	(368,564)	2,704,927
	$(1,655,765)	$3,791,908	$937,348	$(105,319)	$2,968,172
Net change in unrealized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$0	$30,569	$30,569
Futures contracts	(808,730)	(1,253,897)	6,502,605	(1,137,000)	3,302,978
	$(808,730)	$(1,253,897)	$6,502,605	$(1,106,431)	$3,333,547
For certain types of derivative transactions, the Portfolio has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Portfolio to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolio under ISDA Master Agreements or similar agreements, if any, are reported separately in the Consolidated statement of assets and liabilities. Securities pledged as collateral, if any, are noted in the Consolidated  portfolio of investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Consolidated statement of assets and liabilities are not offset across transactions between the Portfolio and the applicable counterparty. A reconciliation of the gross amounts on the Consolidated statement of assets and liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Consolidated Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Morgan Stanley, Inc.	$225,867	$(159,005)	$0	$66,862

Counterparty	Gross amounts of liabilities in the Consolidated Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Morgan Stanley, Inc.	$159,005	$(159,005)	$0	$0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
Allspring Real Return Portfolio | 41

Notes to consolidated financial statements (unaudited)
8.BANK BORROWINGS
The Portfolio, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to portfolio interest holder redemption requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended October 31, 2025, there were no borrowings by the Portfolio under the agreement.
9.INDEMNIFICATION
Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
10.OPERATING SEGMENTS
The Portfolio operates as a single operating segment. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Portfolio acts as the Portfolio’s CODM. The CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Portfolio’s prospectus which is executed by the Portfolio’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Portfolio’s single segment. This information is consistent with that presented within the Portfolio’s consolidated financial statements. Segment assets are reflected on the accompanying Consolidated statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Consolidated statement of operations.
11.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
42 | Allspring Real Return Portfolio

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Shareholders and Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Real Return Fund | 43

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Consolidated statement of operations.

44 | Allspring Real Return Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management, advisory, and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each, a “Board” and collectively, the “Boards”) of each of Allspring Funds Trust (“Funds Trust”) and Allspring Master Trust (“Master Trust”, and collectively, the “Trusts”) must determine annually whether to approve the continuation of the Trusts’ investment management, advisory, and sub-advisory agreements, as applicable. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Funds Trust Board, all the members of which have no direct or indirect interest in the investment management agreement and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Real Return Fund, a portfolio of Funds Trust (the “Feeder Fund”), an investment management agreement (the “Feeder Fund Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”).
At the Meeting, the Master Trust Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are Independent Trustees, reviewed and approved: (i) an investment advisory agreement (the “Master Portfolio Advisory Agreement”) with Allspring Funds Management for the Allspring Real Return Portfolio, a portfolio of Master Trust (the “Master Portfolio”); and (ii) investment sub-advisory agreements (the “Sub-Advisory Agreements”) with Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited (together, the “Sub-Advisers”), each an affiliate of Allspring Funds Management, for the Master Portfolio.
The Feeder Fund and the Master Portfolio are collectively referred to as the “Funds.” The Feeder Fund Management Agreement, the Master Portfolio Advisory Agreement, and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”
The Feeder Fund is a feeder fund that invest substantially all of its assets in the Master Portfolio. The Master Portfolio has a substantially similar investment objective and substantially similar investment strategies to the Feeder Fund. Information provided to the Boards regarding the Feeder Fund is also applicable to the Master Portfolio, as relevant.
At the Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at meeting of the Boards held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Boards have adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Boards in the discharge of their duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Boards, Allspring Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Boards’ annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Boards considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Advisers about various topics. In this regard, the Boards reviewed reports of Allspring Funds Management at each of their quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Boards and the teams mentioned above confer with portfolio managers at various times throughout the year. The Boards did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Funds Trust Board unanimously determined that the compensation payable to Allspring Funds Management was reasonable, and approved the continuation of the Feeder Fund Management Agreement for a one-year term. Additionally, after its deliberations, the Master Trust Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Advisers was reasonable, and approved the continuation of the Master Portfolio Advisory Agreement and the Sub-Advisory Agreements, each for a one-year term. The Boards considered the approval of the Advisory Agreements for the Funds as part of their consideration of agreements for funds across the complex, but their approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Boards in support of their approvals.
Nature, extent, and quality of services
The Boards received and considered various information regarding the nature, extent, and quality of services provided to the Feeder Fund and the Master Portfolio, as applicable, by Allspring Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Feeder Fund Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and

Allspring Real Return Fund | 45

Other information (unaudited)
the Sub-Advisers are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Boards received and considered information about the full range of services provided to the Fund and the Master Portfolio by Allspring Funds Management and its affiliates.
The Boards considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Master Portfolio. The Boards evaluated the ability of Allspring Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Boards further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Advisers. The Boards received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Funds’ liquidity risk management programs and as the Funds’ valuation designee. The Boards also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Boards considered the investment performance results for each of the Funds over various time periods ended December 31, 2024. The Boards considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Feeder Fund (the “Universe”), and in comparison to the Feeder Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Boards received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Funds Trust Board noted that the investment performance of the Feeder Fund (Administrator Class) was higher than the average investment performance of its Universe for the one-year period under review, equal to the average investment performance of its Universe for the ten-year period under review, and lower than the average investment performance of its Universe for the three- and five-year periods under review. The Funds Trust Board also noted that the investment performance of the Feeder Fund was higher than its benchmark index, the Real Return Blended Index, for the three- and ten-year periods under review, in range of its benchmark index for the five-year period under review and lower than its benchmark index for the one-year period under review.
The Master Trust Board took note of the investment performance of the Master Portfolio in the context of reviewing the investment performance of the Feeder Fund.
The Funds Trust Board also received and considered information regarding the Feeder Fund’s net operating expense ratios, which include fees and expenses of the Master Portfolio, and their various components, including actual management fees assessed at the Feeder Fund and Master Portfolio levels, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Funds Trust Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Feeder Fund (the “Groups”). The Funds Trust Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Funds Trust Board noted that the net operating expense ratios of the Feeder Fund were lower than the median net operating expense ratios of the expense Groups for each share class.
It was noted that the Board had approved a proposal to convert Administrator Class shares into Institutional Class shares for the Fund and that the conversion is expected to occur on or about September 12, 2025.
With respect to the Master Portfolio, the Master Trust Board reviewed the fee rates payable to Allspring Funds Management for investment advisory services (as discussed below), which are the only fees charged at the Master Portfolio level, relative to a corresponding expense Group.
The Boards took into account the Funds’ investment performance and expense information provided to them among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management, advisory, and sub-advisory fee rates
The Funds Trust Board noted that Allspring Funds Management receives no advisory fees from the Feeder Fund as long as the Feeder Fund continues to invest all (or substantially all) of its assets in a single master portfolio. If the Feeder Fund were to change its investment structure so that it began investing in two or more master portfolios (a fund-of-funds), Allspring Funds Management would be entitled to receive an annual fee of 0.25% of the Feeder Fund’s average daily net assets for providing investment advisory services to the Feeder Fund, including allocating the Feeder Fund’s assets to the Master Portfolio.
The Funds Trust Board reviewed and considered the contractual fee rates payable by the Feeder Fund to Allspring Funds Management under the Feeder Fund Management Agreement for management services (other than investment advisory services), as well as the contractual fee rates payable by the Feeder Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”).
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Advisers is “Allspring Global Investments.”

46 | Allspring Real Return Fund

Other information (unaudited)
The Master Trust Board reviewed and considered the contractual investment advisory fee rate payable by the Master Portfolio to Allspring Funds Management for investment advisory services under the Master Portfolio Advisory Agreement (the “Advisory Agreement Rate”). The Master Trust Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Advisers for investment sub-advisory services.
Among other information reviewed by the Funds Trust Board was a comparison of the Feeder Fund’s Management Rate, which, for this purpose, includes the advisory fees paid at the Master Portfolio level, with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Funds Trust Board noted that the Management Rates of the Feeder Fund were lower than the sum of the average rates for the Feeder Fund’s expense Groups for each share class.
The Master Trust Board reviewed a comparison of the Advisory Agreement Rate of the Master Portfolio with those of other funds in the Master Portfolio’s expense Group at a common asset level. The Master Trust Board noted that the Advisory Agreement Rate of the Master Portfolio was lower than the median rate for the Master Portfolio’s expense Group.
The Master Trust Board also received and considered information about the portions of the total management fees that were retained by Allspring Funds Management after payment of the fees to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of these amounts, the Master Trust Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Advisers, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Advisers, the Master Trust Board ascribed limited relevance to the allocation of fees between them.
The Boards also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of the Funds. In this regard, the Boards received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Funds Trust Board determined that the compensation payable to Allspring Funds Management under the Feeder Fund Management Agreement was reasonable, and the Master Trust Board determined that the compensation payable to Allspring Funds Management under the Master Portfolio Advisory Agreement and to the Sub-Advisers under the Sub-Advisory Agreements was reasonable.
Profitability
The Boards received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Master Trust Board noted that the Sub-Advisers’ profitability information with respect to providing services to the Master Portfolio and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Boards noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
Based on their review, the Boards did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent the Boards from approving the continuation of the Advisory Agreements.
Economies of scale
The Boards received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Funds, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders of the Funds. The Boards noted the existence of breakpoints in the Master Portfolio’s advisory fee structure and the Feeder Fund’s management fee structure, which operate generally to reduce the Funds’ expense ratios as the Funds grow in size, and the size of the Master Portfolio and the Feeder Fund, respectively, in relation to such breakpoints. The Boards considered that, in addition to advisory fee and management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Boards concluded that Allspring Funds Management’s arrangements with respect to each Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

Allspring Real Return Fund | 47

Other information (unaudited)
Other benefits to Allspring Funds Management and the Sub-Advisers
The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Advisers, as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Funds. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it.
The Boards also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers.
Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Advisers, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Funds Trust Board unanimously determined that the compensation payable to Allspring Funds Management was reasonable, and approved the continuation of the Feeder Fund Management Agreement for a one-year term. Additionally, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Master Trust Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Advisers was reasonable, and approved the continuation of the Master Portfolio Advisory Agreement and the Sub-Advisory Agreements, each for a one-year term.

48 | Allspring Real Return Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS1753 10-25

Allspring Small Company Growth Fund
Long Form Financial Statements
Semi-Annual Report
October 31, 2025

Allspring Small Company Growth Fund | 1

Portfolio of investments—October 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.79%
Communication services: 0.30%
Entertainment: 0.30%
Lionsgate Studios Corp.†	249,303	$1,603,018
Consumer discretionary: 11.40%
Automobile components: 2.24%
Modine Manufacturing Co.†	38,041	5,828,262
Patrick Industries, Inc.	58,798	6,136,747
		11,965,009
Broadline retail: 0.92%
Ollie’s Bargain Outlet Holdings, Inc.†	40,768	4,925,182
Hotels, restaurants & leisure: 2.04%
Brightstar Lottery PLC	246,509	4,106,840
Genius Sports Ltd.†	343,017	3,862,372
Life Time Group Holdings, Inc.†	117,333	2,901,645
		10,870,857
Household durables: 0.82%
Champion Homes, Inc.†	64,506	4,401,244
Leisure products: 0.66%
YETI Holdings, Inc.†	104,178	3,541,010
Specialty retail: 3.29%
Academy Sports & Outdoors, Inc.	69,815	3,343,441
Boot Barn Holdings, Inc.†	29,311	5,558,831
Burlington Stores, Inc.†	19,266	5,270,985
Valvoline, Inc.†	102,505	3,383,690
		17,556,947
Textiles, apparel & luxury goods: 1.43%
Birkenstock Holding PLC†	70,001	2,793,740
On Holding AG Class A†	129,796	4,821,921
		7,615,661
Consumer staples: 3.50%
Beverages: 0.80%
Celsius Holdings, Inc.†	71,109	4,282,895
Consumer staples distribution & retail: 0.86%
Performance Food Group Co.†	47,311	4,576,866
Food products: 0.58%
Vital Farms, Inc.†	94,519	3,104,949
The accompanying notes are an integral part of these financial statements.
2 | Allspring Small Company Growth Fund

Portfolio of investments—October 31, 2025 (unaudited)

	Shares	Value
Personal care products: 1.26%
e.l.f. Beauty, Inc.†	26,715	$3,262,970
Oddity Tech Ltd. Class A†	76,881	3,478,866
		6,741,836
Energy: 1.75%
Energy equipment & services: 1.75%
Flowco Holdings, Inc. Class A	171,774	2,782,739
TechnipFMC PLC	158,295	6,545,498
		9,328,237
Financials: 10.48%
Banks: 2.47%
Coastal Financial Corp.†	61,111	6,508,321
Glacier Bancorp, Inc.	97,090	3,966,127
Triumph Financial, Inc.†	49,595	2,700,944
		13,175,392
Capital markets: 3.52%
DigitalBridge Group, Inc.	309,112	3,656,795
Evercore, Inc. Class A	16,731	4,928,283
Stifel Financial Corp.	62,459	7,397,019
Virtu Financial, Inc. Class A	81,482	2,838,833
		18,820,930
Consumer finance: 0.86%
FirstCash Holdings, Inc.	29,148	4,619,958
Financial services: 1.63%
Essent Group Ltd.	87,118	5,276,737
Shift4 Payments, Inc. Class A†	49,359	3,410,707
		8,687,444
Insurance: 2.00%
Palomar Holdings, Inc.†	31,614	3,604,312
Ryan Specialty Holdings, Inc. Class A	67,753	3,712,865
Skyward Specialty Insurance Group, Inc.†	74,126	3,379,404
		10,696,581
Health care: 19.46%
Biotechnology: 6.76%
ADMA Biologics, Inc.†	221,930	3,435,476
Agios Pharmaceuticals, Inc.†	68,287	2,952,730
Alkermes PLC†	108,069	3,317,718
Amicus Therapeutics, Inc.†	453,698	4,096,893
Cytokinetics, Inc.†	58,191	3,700,366
Kiniksa Pharmaceuticals International PLC Class A†	95,499	3,534,418
Neurocrine Biosciences, Inc.†	24,573	3,519,099
Scholar Rock Holding Corp.†	64,731	1,917,332
Soleno Therapeutics, Inc.†	38,741	2,601,846
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Growth Fund | 3

Portfolio of investments—October 31, 2025 (unaudited)

	Shares	Value
Biotechnology(continued)
Twist Bioscience Corp.†	122,211	$4,019,520
Vericel Corp.†	85,908	3,011,935
		36,107,333
Health care equipment & supplies: 3.76%
Artivion, Inc.†	129,992	5,897,737
Ceribell, Inc.†	153,957	1,755,110
iRhythm Technologies, Inc.†	21,497	4,026,388
PROCEPT BioRobotics Corp.†	78,002	2,654,408
SI-BONE, Inc.†	159,866	2,370,813
TransMedics Group, Inc.†	25,750	3,387,155
		20,091,611
Health care providers & services: 2.06%
GeneDx Holdings Corp. Class A†	25,360	3,472,038
HealthEquity, Inc.†	43,850	4,147,333
Privia Health Group, Inc.†	138,485	3,365,185
		10,984,556
Health care technology: 1.93%
Evolent Health, Inc. Class A†	313,096	2,088,350
Phreesia, Inc.†	131,719	2,982,118
Waystar Holding Corp.†	146,782	5,262,135
		10,332,603
Life sciences tools & services: 2.73%
Adaptive Biotechnologies Corp.†	177,702	3,084,907
Azenta, Inc.†	64,127	1,936,635
BioLife Solutions, Inc.†	150,795	4,202,657
Stevanato Group SpA	212,432	5,357,535
		14,581,734
Pharmaceuticals: 2.22%
Axsome Therapeutics, Inc.†	27,034	3,649,319
Corcept Therapeutics, Inc.†	33,504	2,461,539
Ocular Therapeutix, Inc.†	258,877	3,018,506
Trevi Therapeutics, Inc.†	232,765	2,714,040
		11,843,404
Industrials: 24.26%
Aerospace & defense: 2.06%
AAR Corp.†	54,916	4,624,476
Kratos Defense & Security Solutions, Inc.†	70,261	6,365,647
		10,990,123
Building products: 2.95%
AAON, Inc.	54,398	5,352,219
The accompanying notes are an integral part of these financial statements.
4 | Allspring Small Company Growth Fund

Portfolio of investments—October 31, 2025 (unaudited)

	Shares	Value
Building products(continued)
Advanced Drainage Systems, Inc.	39,565	$5,541,078
Zurn Elkay Water Solutions Corp.	103,498	4,875,791
		15,769,088
Commercial services & supplies: 1.83%
CECO Environmental Corp.†	86,372	4,222,727
Montrose Environmental Group, Inc.†	117,884	3,050,838
RB Global, Inc.	25,440	2,524,157
		9,797,722
Construction & engineering: 4.31%
Arcosa, Inc.	42,045	4,288,590
Construction Partners, Inc. Class A†	46,630	5,332,141
Dycom Industries, Inc.†	14,041	4,040,859
Legence Corp. Class A†	105,793	4,376,656
MYR Group, Inc.†	22,818	4,967,479
		23,005,725
Electrical equipment: 1.33%
Generac Holdings, Inc.†	21,610	3,630,912
Shoals Technologies Group, Inc. Class A†	328,647	3,454,080
		7,084,992
Ground transportation: 0.57%
Knight-Swift Transportation Holdings, Inc.	68,047	3,070,281
Machinery: 4.69%
ESCO Technologies, Inc.	25,325	5,558,078
Flowserve Corp.	88,608	6,047,496
JBT Marel Corp.	32,709	4,124,605
SPX Technologies, Inc.†	36,492	8,170,194
Wabash National Corp.	144,113	1,155,786
		25,056,159
Marine transportation: 1.01%
Kirby Corp.†	52,028	5,383,857
Professional services: 3.32%
FTI Consulting, Inc.†	19,149	3,159,776
KBR, Inc.	106,698	4,570,942
SS&C Technologies Holdings, Inc.	49,903	4,237,763
Verra Mobility Corp. Class A†	249,465	5,790,083
		17,758,564
Trading companies & distributors: 2.19%
Boise Cascade Co.	29,401	2,072,477
Core & Main, Inc. Class A†	88,735	4,630,192
FTAI Aviation Ltd.	28,801	4,979,693
		11,682,362
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Growth Fund | 5

Portfolio of investments—October 31, 2025 (unaudited)

	Shares	Value
Information technology: 24.30%
Communications equipment: 2.13%
Ciena Corp.†	35,750	$6,789,640
Lumentum Holdings, Inc.†	22,793	4,594,157
		11,383,797
Electronic equipment, instruments & components: 2.89%
Advanced Energy Industries, Inc.	32,061	6,499,727
Itron, Inc.†	39,188	3,931,732
Mirion Technologies, Inc. Class A†	169,727	4,984,882
		15,416,341
Semiconductors & semiconductor equipment: 3.84%
Allegro MicroSystems, Inc.†	114,390	3,422,549
FormFactor, Inc.†	69,280	3,806,936
MACOM Technology Solutions Holdings, Inc.†	29,614	4,386,722
Synaptics, Inc.†	64,521	4,577,119
Teradyne, Inc.	23,679	4,303,895
		20,497,221
Software: 14.50%
Agilysys, Inc.†	43,349	5,438,566
AvePoint, Inc.†	247,603	3,483,774
Box, Inc. Class A†	187,384	6,013,153
Braze, Inc. Class A†	98,378	2,819,513
Clearwater Analytics Holdings, Inc. Class A†	234,948	4,325,393
Confluent, Inc. Class A†	192,115	4,489,728
CyberArk Software Ltd.†	9,150	4,765,137
JFrog Ltd.†	128,569	6,104,456
nCino, Inc.†	120,700	3,220,276
Nutanix, Inc. Class A†	63,518	4,525,022
PAR Technology Corp.†	127,847	4,518,113
Procore Technologies, Inc.†	63,126	4,659,961
PTC, Inc.†	34,264	6,802,775
Q2 Holdings, Inc.†	40,442	2,497,698
SentinelOne, Inc. Class A†	169,194	3,020,113
Sprout Social, Inc. Class A†	75,420	774,563
Varonis Systems, Inc. Class B†	108,970	3,839,013
Vertex, Inc. Class A†	105,480	2,415,492
Zeta Global Holdings Corp. Class A†	208,305	3,747,407
		77,460,153
Technology hardware, storage & peripherals: 0.94%
Pure Storage, Inc. Class A†	51,136	5,047,123
Materials: 2.34%
Chemicals: 1.39%
Element Solutions, Inc.	277,840	7,423,885
The accompanying notes are an integral part of these financial statements.
6 | Allspring Small Company Growth Fund

Portfolio of investments—October 31, 2025 (unaudited)

	Shares	Value
Metals & mining: 0.95%
Steel Dynamics, Inc.	32,292	$5,063,385
Total common stocks (Cost $367,470,701)		522,346,035

		Yield
Short-term investments: 2.18%
Investment companies: 2.18%
Allspring Government Money Market Fund Select Class♠∞		4.06%	11,626,785	11,626,785
Total short-term investments (Cost $11,626,785)				11,626,785
Total investments in securities (Cost $379,097,486)	99.97%			533,972,820
Other assets and liabilities, net	0.03			179,655
Total net assets	100.00%			$534,152,475

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$11,981,702	$(354,917)	$0	$0	$11,626,785	11,626,785	$33,536
Transactions with the affiliated Master Portfolio were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Affiliated Income Allocated from affiliated Master Portfolio	Value, end of period
Allspring Small Company Growth Portfolio*	96.87%	0.00%	$48,617,094	$(82,947,032)	$1,846,818	$206	$191,618	$0

*	Liquidated on October 17, 2025
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Growth Fund | 7

Statement of assets and liabilities—October 31, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $367,470,701)	$522,346,035
Investments in affiliated securities, at value (cost $11,626,785)	11,626,785
Cash	2,173
Receivable for investments sold	989,970
Receivable for Fund shares sold	661,667
Receivable for dividends	33,536
Prepaid expenses and other assets	51,763
Total assets	535,711,929
Liabilities
Payable for investments purchased	564,926
Payable for Fund shares redeemed	478,478
Management fee payable	370,508
Administration fees payable	47,794
Shareholder servicing fees payable	7,217
Trustees’ fees and expenses payable	538
Distribution fee payable	466
Accrued expenses and other liabilities	89,527
Total liabilities	1,559,454
Total net assets	$534,152,475
Net assets consist of
Paid-in capital	$205,059,520
Total distributable earnings	329,092,955
Total net assets	$534,152,475
Computation of net asset value and offering price per share
Net assets–Class A	$31,338,202
Shares outstanding–Class A1	1,066,842
Net asset value per share–Class A	$29.37
Maximum offering price per share – Class A2	$31.16
Net assets–Class C	$633,714
Shares outstanding–Class C1	37,559
Net asset value per share–Class C	$16.87
Net assets–Class R6	$186,341,107
Shares outstanding–Class R6[1]	5,004,867
Net asset value per share–Class R6	$37.23
Net assets–Institutional Class	$315,839,452
Shares outstanding–Institutional Class[1]	8,605,097
Net asset value per share–Institutional Class	$36.70
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
8 | Allspring Small Company Growth Fund

Statement of operations—six months ended October 31, 2025 (unaudited)
Statement of operations
Investment income
Dividends allocated from affiliated Master Portfolio (net of foreign withholding taxes of $9,570)	$1,846,818
Affiliated income allocated from affiliated Master Portfolio	191,618
Income from affiliated securities	33,536
Interest allocated from affiliated Master Portfolio	206
Expenses allocated from affiliated Master Portfolio	(2,056,415)
Total investment income	15,763
Expenses
Management fee	298,690
Administration fees
Class A	31,459
Class C	756
Class R6	29,516
Administrator Class	18,344 [1]
Institutional Class	183,746
Shareholder servicing fees
Class A	39,324
Class C	943
Administrator Class	35,148 [1]
Distribution fee
Class C	2,829
Custody and accounting fees	7,048
Professional fees	16,410
Registration fees	66,956
Shareholder report expenses	32,705
Trustees’ fees and expenses	5,783
Other fees and expenses	6,488
Total expenses	776,145
Less: Fee waivers and/or expense reimbursements
Fund-level	(224,649)
Class A	(1,305)
Institutional Class	(35,856)
Net expenses	514,335
Net investment loss	(498,572)
1 For the period from May 1, 2025 to September 12, 2025. Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Growth Fund | 9

Statement of operations—six months ended October 31, 2025 (unaudited)
Statement of operations
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Investments allocated from affiliated Master Portfolio	$48,617,094
Unaffiliated securities	(20,446,710)
Net realized gains on investments	28,170,384
Net change in unrealized gains (losses) on
Investments allocated from affiliated Master Portfolio	(82,947,032)
Unaffiliated securities	154,875,334
Net change in unrealized gains (losses) on investments	71,928,302
Net realized and unrealized gains (losses) on investments	100,098,686
Net increase in net assets resulting from operations	$99,600,114
The accompanying notes are an integral part of these financial statements.
10 | Allspring Small Company Growth Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended October 31, 2025 (unaudited)		Year ended April 30, 2025
Operations
Net investment loss		$(498,572)		$(2,538,020)
Net realized gains on investments		28,170,384		36,534,595
Net change in unrealized gains (losses) on investments		71,928,302		(69,036,832)
Net increase (decrease) in net assets resulting from operations		99,600,114		(35,040,257)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(6,891,940)
Class C		0		(196,289)
Class R6		0		(23,118,438)
Administrator Class		0 [1]		(5,323,627)
Institutional Class		0		(32,439,733)
Total distributions to shareholders		0		(67,970,027)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	88,274	2,429,052	415,163	12,210,670
Class C	1,359	22,099	11,645	218,562
Class R6	420,355	14,714,559	2,860,689	110,660,051
Administrator Class	22,815 [1]	699,404 [1]	118,430	3,964,421
Institutional Class	1,214,018	42,372,508	2,596,269	92,643,004
		60,237,622		219,696,708
Reinvestment of distributions
Class A	0	0	128,672	3,731,491
Class C	0	0	8,343	139,916
Class R6	0	0	383,968	14,060,900
Administrator Class	0 [1]	0 [1]	161,683	5,319,386
Institutional Class	0	0	520,678	18,812,065
		0		42,063,758
Payment for shares redeemed
Class A	(172,716)	(4,787,493)	(982,771)	(28,111,451)
Class C	(15,764)	(255,432)	(23,469)	(438,396)
Class R6	(1,096,233)	(39,012,867)	(1,268,730)	(45,518,135)
Administrator Class	(530,001)[1]	(17,235,199)[1]	(273,619)	(9,021,088)
Institutional Class	(1,127,945)	(38,938,116)	(3,307,832)	(116,364,434)
		(100,229,107)		(199,453,504)
1 For the period from May 1, 2025 to September 12, 2025
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Growth Fund | 11

Statement of changes in net assets
Statement of changes in net assets
	Six months ended October 31, 2025 (unaudited)		Year ended April 30, 2025
	Shares		Shares
Share conversions
Administrator Class	(745,089)[2]	$(24,417,322)[2]	0	$0
Institutional Class	677,209 [2]	24,417,322 [2]	0	0
		0		0
Net increase (decrease) in net assets resulting from capital share transactions		(39,991,485)		62,306,962
Total increase (decrease) in net assets		59,608,629		(40,703,322)
Net assets
Beginning of period		474,543,846		515,247,168
End of period		$534,152,475		$474,543,846
2 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Small Company Growth Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30		Year ended May 31
Class A		2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$24.25	$29.81	$27.83	$30.93	$61.44	$46.62	$48.98
Net investment loss	(0.07)[2]	(0.23)[2]	(0.19)[2]	(0.23)[2]	(0.47)[2]	(0.47)[2]	(0.34)[2]
Net realized and unrealized gains (losses) on investments	5.19	(0.96)	0.36	0.15	(5.55)	24.27	2.49
Total from investment operations	5.12	(1.19)	0.17	(0.08)	(6.02)	23.80	2.15
Distributions to shareholders from
Net realized gains	0.00	(4.37)	1.81	(3.02)	(24.49)	(8.98)	(4.51)
Net asset value, end of period	$29.37	$24.25	$29.81	$27.83	$30.93	$61.44	$46.62
Total return[3]	21.11%	(6.39)%	13.94%	(0.22)%	(16.59)%	53.84%	3.70%
Ratios to average net assets (annualized)*
Gross expenses	1.37%	1.36%	1.35%	1.36%	1.34%	1.33%	1.32%
Net expenses	1.28%	1.28%	1.28%	1.29%	1.29%	1.29%	1.32%
Net investment loss	(0.52)%	(0.76)%	(0.72)%	(0.78)%	(1.04)%	(0.85)%	(0.69)%
Supplemental data
Portfolio turnover rate	26%[4]	56%[5]	40%[5]	37%[5]	61%[5]	44%[5]	41%[5]
Net assets, end of period (000s omitted)	$31,338	$27,919	$47,405	$28,813	$41,795	$44,249	$36,534

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2025 (unaudited)	0.77%
Year ended April 30, 2025	0.82%
Year ended April 30, 2024[1]	0.82%
Year ended May 31, 2023	0.82%
Year ended May 31, 2022	0.81%
Year ended May 31, 2021	0.79%
Year ended May 31, 2020	0.78%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.  These purchases and sales amounts are aggregated with the direct purchases and sales in unaffiliated securities and included in the portfolio turnover calculation.

[5]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Small Company Growth Fund | 13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30		Year ended May 31
Class C		2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$13.98	$18.97	$18.45	$21.67	$50.65	$39.84	$42.75
Net investment loss	(0.10)[2]	(0.28)[2]	(0.26)[2]	(0.32)[2]	(0.60)[2]	(0.75)[2]	(0.61)[2]
Net realized and unrealized gains (losses) on investments	2.99	(0.34)	(1.03)	0.12	(3.89)	20.54	2.21
Total from investment operations	2.89	(0.62)	(1.29)	(0.20)	(4.49)	19.79	1.60
Distributions to shareholders from
Net realized gains	0.00	(4.37)	1.81	(3.02)	(24.49)	(8.98)	(4.51)
Net asset value, end of period	$16.87	$13.98	$18.97	$18.45	$21.67	$50.65	$39.84
Total return[3]	20.67%	(7.10)%	13.09%	(0.92)%	(17.25)%	52.86%	2.92%
Ratios to average net assets (annualized)*
Gross expenses	2.11%	2.11%	2.08%	2.09%	2.08%	2.08%	2.07%
Net expenses	2.03%	2.03%	2.03%	2.04%	2.04%	2.04%	2.07%
Net investment loss	(1.25)%	(1.52)%	(1.49)%	(1.56)%	(1.71)%	(1.60)%	(1.44)%
Supplemental data
Portfolio turnover rate	26%[4]	56%[5]	40%[5]	37%[5]	61%[5]	44%[5]	41%[5]
Net assets, end of period (000s omitted)	$634	$727	$1,052	$2,305	$6,018	$9,235	$9,336

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2025 (unaudited)	0.77%
Year ended April 30, 2025	0.82%
Year ended April 30, 2024[1]	0.82%
Year ended May 31, 2023	0.82%
Year ended May 31, 2022	0.81%
Year ended May 31, 2021	0.79%
Year ended May 31, 2020	0.78%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.  These purchases and sales amounts are aggregated with the direct purchases and sales in unaffiliated securities and included in the portfolio turnover calculation.

[5]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
14 | Allspring Small Company Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30		Year ended May 31
Class R6		2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$30.67	$36.53	$33.60	$36.55	$67.95	$50.64	$52.65
Net investment loss	(0.02)[2]	(0.14)[2]	(0.10)[2]	(0.12)[2]	(0.26)[2]	(0.17)	(0.14)[2]
Net realized and unrealized gains (losses) on investments	6.58	(1.35)	1.22	0.19	(6.65)	26.46	2.64
Total from investment operations	6.56	(1.49)	1.12	0.07	(6.91)	26.29	2.50
Distributions to shareholders from
Net realized gains	0.00	(4.37)	1.81	(3.02)	(24.49)	(8.98)	(4.51)
Net asset value, end of period	$37.23	$30.67	$36.53	$33.60	$36.55	$67.95	$50.64
Total return[3]	21.39%	(6.02)%	14.38%	0.24%	(16.24)%	54.53%	4.12%
Ratios to average net assets (annualized)*
Gross expenses	0.94%	0.94%	0.93%	0.92%	0.91%	0.90%	0.90%
Net expenses	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.89%
Net investment loss	(0.10)%	(0.37)%	(0.31)%	(0.35)%	(0.48)%	(0.41)%	(0.27)%
Supplemental data
Portfolio turnover rate	26%[4]	56%[5]	40%[5]	37%[5]	61%[5]	44%[5]	41%[5]
Net assets, end of period (000s omitted)	$186,341	$174,237	$135,323	$218,785	$225,464	$407,311	$462,050

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2025 (unaudited)	0.76%
Year ended April 30, 2025	0.82%
Year ended April 30, 2024[1]	0.82%
Year ended May 31, 2023	0.82%
Year ended May 31, 2022	0.81%
Year ended May 31, 2021	0.79%
Year ended May 31, 2020	0.78%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.  These purchases and sales amounts are aggregated with the direct purchases and sales in unaffiliated securities and included in the portfolio turnover calculation.

[5]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Small Company Growth Fund | 15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30		Year ended May 31
Institutional Class		2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$30.25	$36.10	$33.26	$36.24	$67.62	$50.47	$52.51
Net investment loss	(0.04)[2]	(0.16)[2]	(0.13)[2]	(0.15)[2]	(0.27)[2]	(0.29)	(0.17)[2]
Net realized and unrealized gains (losses) on investments	6.49	(1.32)	1.16	0.19	(6.62)	26.42	2.64
Total from investment operations	6.45	(1.48)	1.03	0.04	(6.89)	26.13	2.47
Distributions to shareholders from
Net realized gains	0.00	(4.37)	1.81	(3.02)	(24.49)	(8.98)	(4.51)
Net asset value, end of period	$36.70	$30.25	$36.10	$33.26	$36.24	$67.62	$50.47
Total return[3]	21.32%	(6.07)%	14.26%	0.16%	(16.31)%	54.39%	4.07%
Ratios to average net assets (annualized)*
Gross expenses	1.05%	1.04%	1.03%	1.03%	1.01%	1.00%	1.00%
Net expenses	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%	0.95%
Net investment loss	(0.20)%	(0.44)%	(0.41)%	(0.43)%	(0.51)%	(0.49)%	(0.32)%
Supplemental data
Portfolio turnover rate	26%[4]	56%[5]	40%[5]	37%[5]	61%[5]	44%[5]	41%[5]
Net assets, end of period (000s omitted)	$315,839	$237,202	$290,013	$411,080	$495,163	$819,760	$793,581

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2025 (unaudited)	0.75%
Year ended April 30, 2025	0.82%
Year ended April 30, 2024[1]	0.82%
Year ended May 31, 2023	0.82%
Year ended May 31, 2022	0.81%
Year ended May 31, 2021	0.79%
Year ended May 31, 2020	0.78%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.  These purchases and sales amounts are aggregated with the direct purchases and sales in unaffiliated securities and included in the portfolio turnover calculation.

[5]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
16 | Allspring Small Company Growth Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Small Company Growth Fund ( the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares became Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund.
At the Fund’s Board meeting held on August 19-20, 2025, the Board of Trustees approved a proposal to collapse the master-feeder structure under which the Fund invested 100% of its assets in the affiliated Allspring Small Company Growth Portfolio (Small Company Growth Portfolio). The transaction was accomplished at the close of business on October 17, 2025, by the Fund redeeming, its investment in the affiliated Small Company Growth Portfolio, for an in-kind distribution of securities, along with acquiring the assets and assuming the liabilities of Small Company Growth Portfolio. After the transaction, the Fund began operating as a stand-alone fund with its investments managed by Allspring Funds Management and Allspring Global Investments, LLC.
Prior to October 17, 2025, the Fund was a feeder fund in a master-feeder structure that invested substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund invested in Small Company Growth Portfolio, a separate diversified portfolio (the “affiliated Master Portfolio”) of Allspring Master Trust, a registered open-end management investment company. As of October 17, 2025, the Fund owned substantially all assets of Small Company Growth Portfolio. The affiliated Master Portfolio directly acquired portfolio securities, and the Fund acquired an indirect interest in those securities. The Fund accounted for its investment in the affiliated Master Portfolio as a partnership investment and recorded on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Investments in the affiliated Master Portfolio are recorded on a trade date basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time
Allspring Small Company Growth Fund | 17

Notes to financial statements (unaudited)
of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of October 31, 2025, the aggregate cost of all investments for federal income tax purposes was $402,904,996 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$184,551,040
Gross unrealized losses	(53,483,216)
Net unrealized gains	$131,067,824
As of April 30, 2025, the Fund had current year post-October capital losses consisting of $3,780,725 in short-term losses and a qualified late-year ordinary loss of $1,005,185 which was recognized on the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
18 | Allspring Small Company Growth Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$1,603,018	$0	$0	$1,603,018
Consumer discretionary	60,875,910	0	0	60,875,910
Consumer staples	18,706,546	0	0	18,706,546
Energy	9,328,237	0	0	9,328,237
Financials	56,000,305	0	0	56,000,305
Health care	103,941,241	0	0	103,941,241
Industrials	129,598,873	0	0	129,598,873
Information technology	129,804,635	0	0	129,804,635
Materials	12,487,270	0	0	12,487,270
Short-term investments
Investment companies	11,626,785	0	0	11,626,785
Total assets	$533,972,820	$0	$0	$533,972,820
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At October 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 Million	0.850%
Next $500 Million	0.830
Next $1 billion	0.800
Next $1 billion	0.780
Next $1 billion	0.750
Next $1 billion	0.730
Next $5 billion	0.720
Over $10 billion	0.710
Prior to October 17, 2025
Average daily net assets	Management fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the six months ended October 31, 2025, the management fee was equivalent to an annual rate of 0.11% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Peregrine Capital Management, LLC, which is not an affiliate of Allspring Funds Management, is the subadviser to the Fund.
Allspring Small Company Growth Fund | 19

Notes to financial statements (unaudited)
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Allspring Funds Management has contractually committed through August 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of October 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.28%
Class C	2.03
Class R6	0.86
Institutional Class	0.94
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended October 31, 2025, Allspring Funds Distributor received $124 from the sale of Class A shares and $37 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended October 31, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended October 31, 2025.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Prior to October 17, 2025, the Fund invested substantially all its assets in a single affiliated Master Portfolio. Purchases and sales for the period May 1, 2025 through October 17, 2025, have been calculated by multiplying the Fund’s ownership percentage of the affiliated Master Portfolio during the period, by the affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding short-term securities, for the six months ended October 31, 2025 were $135,717,760 and $195,321,434, respectively.
20 | Allspring Small Company Growth Fund

Notes to financial statements (unaudited)
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended October 31, 2025, there were no borrowings by the Fund under the agreement.
7.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8.FUND STRUCTURE CHANGE
At the August 19-20, 2025 Board meeting, the Board of Trustees approved restructuring the Fund and Small Company Growth Portfolio master-feeder structure into a single-level fund structure. After the close of business on October 17, 2025, in connection with this transaction, the Fund redeemed in-kind its entire investment in Small Company Growth Portfolio. As a result, the Fund received investments in securities with a value of $535,395,621 (cost $374,328,091), $33,635 in receivables for dividends and interest and $283,165 in payables for accrued expenses. Additionally, $15,022,998 was reclassified from distributable earnings to paid in capital on the Statement of assets and liabilities due to the restructuring. The restructuring of the master-feeder structure did not have any impact on the net assets of the Fund.
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
10.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
11.CLASS CONVERSION
At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C was closed to new investors and additional investments from existing shareholders.
Allspring Small Company Growth Fund | 21

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Shareholders and Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

22 | Allspring Small Company Growth Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Small Company Growth Fund | 23

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management, advisory, and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each, a “Board” and collectively, the “Boards”) of each of Allspring Funds Trust (“Funds Trust”) and Allspring Master Trust (“Master Trust”, and collectively, the “Trusts”) must determine annually whether to approve the continuation of the Trusts’ investment management, advisory, and sub-advisory agreements, as applicable. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Funds Trust Board, all the members of which have no direct or indirect interest in the investment management agreement and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Small Company Growth Fund, a portfolio of Funds Trust (the “Feeder Fund”), an investment management agreement (the “Feeder Fund Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”).
At the Meeting, the Master Trust Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are Independent Trustees, reviewed and approved: (i) an investment advisory agreement (the “Master Portfolio Advisory Agreement”) with Allspring Funds Management for the Allspring Small Company Growth Portfolio, a portfolio of Master Trust (the “Master Portfolio”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Peregrine Capital Management, LLC (the “Sub-Adviser”) for the Master Portfolio.
The Feeder Fund and the Master Portfolio are collectively referred to as the “Funds.” The Feeder Fund Management Agreement, the Master Portfolio Advisory Agreement, and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
The Feeder Fund is a feeder fund that invest substantially all of its assets in the Master Portfolio. The Master Portfolio has a substantially similar investment objective and substantially similar investment strategies to the Feeder Fund. Information provided to the Boards regarding the Feeder Fund is also applicable to the Master Portfolio, as relevant.
At the Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at meeting of the Boards held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Boards have adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Boards in the discharge of their duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Boards, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Boards’ annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Boards considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Boards reviewed reports of Allspring Funds Management at each of their quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Boards and the teams mentioned above confer with portfolio managers at various times throughout the year. The Boards did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Funds Trust Board unanimously determined that the compensation payable to Allspring Funds Management was reasonable, and approved the continuation of the Feeder Fund Management Agreement for a one-year term. Additionally, after its deliberations, the Master Trust Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser was reasonable, and approved the continuation of the Master Portfolio Advisory Agreement and the Sub-Advisory Agreement, each for a one-year term. The Boards considered the approval of the Advisory Agreements for the Funds as part of their consideration of agreements for funds across the complex, but their approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Boards in support of their approvals.
Nature, extent, and quality of services
The Boards received and considered various information regarding the nature, extent, and quality of services provided to the Feeder Fund and the Master Portfolio, as applicable, by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Feeder Fund Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management is a

24 | Allspring Small Company Growth Fund

Other information (unaudited)
part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Boards received and considered information about the full range of services provided to the Fund and the Master Portfolio by Allspring Funds Management and its affiliates.
The Boards considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Master Portfolio. The Boards evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Boards further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Boards received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Funds’ liquidity risk management programs and as the Funds’ valuation designee. The Boards also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Boards considered the investment performance results for each of the Funds over various time periods ended December 31, 2024. The Boards considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Feeder Fund (the “Universe”), and in comparison to the Feeder Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Boards received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Funds Trust Board noted that the investment performance of the Feeder Fund (Administrator Class) was higher than the average investment performance of its Universe for the three-year period under review, and lower for all other periods under review. The Funds Trust Board also noted that the investment performance of the Feeder Fund was higher than or in range of its benchmark index, the Russell 2000 Growth Index, for the five- and ten-year periods under review, and lower than its benchmark index for the one- and three-year periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance. The Board noted that it had previously been notified of a change in the portfolio managers of the Fund, which had been implemented in December 2024, and that the investment performance of the Fund for most of the periods covered did not reflect the investment performance of the Fund’s new portfolio managers. The Board noted that it would continue to review the Fund’s investment performance going forward to monitor implementation of the new portfolio managers.
The Master Trust Board took note of the investment performance of the Master Portfolio in the context of reviewing the investment performance of the Feeder Fund.
The Funds Trust Board also received and considered information regarding the Feeder Fund’s net operating expense ratios, which include fees and expenses of the Master Portfolio, and their various components, including actual management fees assessed at the Feeder Fund and Master Portfolio levels, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Funds Trust Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Feeder Fund (the “Groups”). The Funds Trust Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Funds Trust Board noted that the net operating expense ratios of the Feeder Fund were lower than or in range of the median net operating expense ratios of the expense Groups for each share class.
It was noted that the Board had approved a proposal to convert Administrator Class shares into Institutional Class shares for the Fund and that the conversion is expected to occur on or about September 12, 2025.
With respect to the Master Portfolio, the Master Trust Board reviewed the fee rates payable to Allspring Funds Management for investment advisory services (as discussed below), which are the only fees charged at the Master Portfolio level, relative to a corresponding expense Group.
The Boards took into account the Funds’ investment performance and expense information provided to them among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management, advisory, and sub-advisory fee rates
The Funds Trust Board noted that Allspring Funds Management receives no advisory fees from the Feeder Fund as long as the Feeder Fund continues to invest all (or substantially all) of its assets in a single master portfolio. If the Feeder Fund were to change its investment structure so that it began investing in two or more master portfolios (a fund-of-funds), Allspring Funds Management would be entitled to receive an annual fee of 0.25% of the Feeder Fund’s average daily net assets for providing investment advisory services to the Feeder Fund, including allocating the Feeder Fund’s assets to the Master Portfolio.
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Small Company Growth Fund | 25

Other information (unaudited)
The Funds Trust Board reviewed and considered the contractual fee rates payable by the Feeder Fund to Allspring Funds Management under the Feeder Fund Management Agreement for management services (other than investment advisory services), as well as the contractual fee rates payable by the Feeder Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”).
The Master Trust Board reviewed and considered the contractual investment advisory fee rate payable by the Master Portfolio to Allspring Funds Management for investment advisory services under the Master Portfolio Advisory Agreement (the “Advisory Agreement Rate”). The Master Trust Board also reviewed and considered the contractual investment sub-advisory fee rate payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rate”).
Among other information reviewed by the Funds Trust Board was a comparison of the Feeder Fund’s Management Rate, which, for this purpose, includes the advisory fees paid at the Master Portfolio level, with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Funds Trust Board noted that the Management Rates of the Feeder Fund were in range of the sum of the average rates for the Feeder Fund’s expense Groups for all share classes.
The Master Trust Board reviewed a comparison of the Advisory Agreement Rate of the Master Portfolio with those of other funds in the Master Portfolio’s expense Group at a common asset level. The Master Trust Board noted that the Advisory Agreement Rate of the Master Portfolio was lower than the median rate for the Master Portfolio’s expense Group.
The Master Trust Board also received and considered information about the portion of the total management fees that was retained by Allspring Funds Management after payment of the fees to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Master Trust Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services.
The Boards also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Funds. In this regard, the Boards received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Funds Trust Board determined that the compensation payable to Allspring Funds Management under the Feeder Fund Management Agreement was reasonable, and the Master Trust Board determined that the compensation payable to Allspring Funds Management under the Master Portfolio Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Boards received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Boards noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund. The Boards did not consider profitability with respect to the Sub-Adviser, as the sub-advisory fees paid to the Sub-Adviser had been negotiated by Allspring Funds Management on an arm’s-length basis.
Based on their review, the Boards did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent the Boards from approving the continuation of the Advisory Agreements.
Economies of scale
The Boards received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Funds, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders of the Funds. The Boards noted the existence of breakpoints in the Master Portfolio’s advisory fee structure and the Feeder Fund’s management fee structure, which operate generally to reduce the Funds’ expense ratios as the Funds grow in size, and the size of the Master Portfolio and the Feeder Fund, respectively, in relation to such breakpoints. The Boards considered that, in addition to advisory fee and management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Boards concluded that Allspring Funds Management’s arrangements with respect to each Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

26 | Allspring Small Company Growth Fund

Other information (unaudited)
Other benefits to Allspring Funds Management and the Sub-Adviser
The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management, the Sub-Adviser, and their affiliates as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Funds. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it.
The Boards also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards did not find that any ancillary benefits received by Allspring Funds Management, the Sub-Adviser, and their affiliates were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Funds Trust Board unanimously determined that the compensation payable to Allspring Funds Management was reasonable, and approved the continuation of the Feeder Fund Management Agreement for a one-year term. Additionally, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Master Trust Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser was reasonable, and approved the continuation of the Master Portfolio Advisory Agreement and the Sub-Advisory Agreement, each for a one-year term.

Allspring Small Company Growth Fund | 27

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS1848 10-25

Allspring Small Company Value Fund
Long Form Financial Statements
Semi-Annual Report
October 31, 2025

Allspring Small Company Value Fund | 1

Portfolio of investments—October 31, 2025 (unaudited)
Portfolio of investments

		Value
Investment companies: 100.09%
Affiliated master portfolio: 100.09%
Allspring Small Company Value Portfolio		$566,939,721
Total investment companies (Cost $464,062,851)		566,939,721
Total investments in securities (Cost $464,062,851)	100.09%	566,939,721
Other assets and liabilities, net	(0.09)	(517,908)
Total net assets	100.00%	$566,421,813
Transactions with the affiliated Master Portfolio were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Affiliated Income Allocated from affiliated Master Portfolio	Value, end of period
Allspring Small Company Value Portfolio	90.89%	91.06%	$31,787,449	$27,763,049	$4,826,083	$2,107	$115,972	$566,939,721
The accompanying notes are an integral part of these financial statements.
2 | Allspring Small Company Value Fund

Statement of assets and liabilities—October 31, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in affiliated Master Portfolio, at value (cost $464,062,851)	$566,939,721
Cash	2
Receivable for Fund shares sold	183,400
Receivable from manager	47,174
Prepaid expenses and other assets	55,461
Total assets	567,225,758
Liabilities
Payable for Fund shares redeemed	600,794
Administration fees payable	87,418
Shareholder servicing fees payable	76,607
Distribution fee payable	858
Trustees’ fees and expenses payable	282
Accrued expenses and other liabilities	37,986
Total liabilities	803,945
Total net assets	$566,421,813
Net assets consist of
Paid-in capital	$443,604,766
Total distributable earnings	122,817,047
Total net assets	$566,421,813
Computation of net asset value and offering price per share
Net assets–Class A	$329,120,454
Shares outstanding–Class A1	9,321,497
Net asset value per share–Class A	$35.31
Maximum offering price per share – Class A2	$37.46
Net assets–Class C	$1,220,820
Shares outstanding–Class C1	41,009
Net asset value per share–Class C	$29.77
Net assets–Class R6	$27,094,692
Shares outstanding–Class R6[1]	734,940
Net asset value per share–Class R6	$36.87
Net assets–Institutional Class	$208,985,847
Shares outstanding–Institutional Class[1]	5,711,154
Net asset value per share–Institutional Class	$36.59
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Fund | 3

Statement of operations—six months ended October 31, 2025 (unaudited)
Statement of operations
Investment income
Dividends allocated from affiliated Master Portfolio	$4,826,083
Affiliated income allocated from affiliated Master Portfolio	115,972
Interest allocated from affiliated Master Portfolio	2,107
Interest	63
Expenses allocated from affiliated Master Portfolio	(2,414,223)
Waivers allocated from affiliated Master Portfolio	213,838
Total investment income	2,743,840
Expenses
Management fee	148,688
Administration fees
Class A	342,414
Class C	1,428
Class R6	3,832
Administrator Class	8,633 [1]
Institutional Class	137,852
Shareholder servicing fees
Class A	428,017
Class C	1,786
Administrator Class	16,534 [1]
Distribution fee
Class C	5,356
Custody and accounting fees	7,340
Professional fees	18,585
Registration fees	72,453
Shareholder report expenses	70,002
Trustees’ fees and expenses	6,391
Other fees and expenses	7,815
Total expenses	1,277,126
Less: Fee waivers and/or expense reimbursements
Fund-level	(391,478)
Class A	(107,596)
Class C	(151)
Net expenses	777,901
Net investment income	1,965,939
Realized and unrealized gains (losses) on investments
Net realized gains on investments allocated from affiliated Master Portfolio	31,787,449
Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	27,763,049
Net realized and unrealized gains (losses) on investments	59,550,498
Net increase in net assets resulting from operations	$61,516,437
1 For the period from May 1, 2025 to September 12, 2025. Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
4 | Allspring Small Company Value Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended October 31, 2025 (unaudited)		Year ended April 30, 2025
Operations
Net investment income		$1,965,939		$5,821,724
Net realized gains on investments		31,787,449		23,212,643
Net change in unrealized gains (losses) on investments		27,763,049		(41,768,507)
Net increase (decrease) in net assets resulting from operations		61,516,437		(12,734,140)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(28,904,189)
Class C		0		(137,366)
Class R6		0		(1,630,283)
Administrator Class		0 [1]		(1,442,395)
Institutional Class		0		(17,727,195)
Total distributions to shareholders		0		(49,841,428)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	102,032	3,534,587	364,142	13,392,473
Class C	3,698	106,289	27,596	887,264
Class R6	256,454	9,295,946	287,828	10,990,259
Administrator Class	67,972 [1]	2,383,074 [1]	81,672	3,122,551
Institutional Class	318,307	11,455,677	1,400,503	53,549,918
		26,775,573		81,942,465
Reinvestment of distributions
Class A	0	0	744,474	28,285,118
Class C	0	0	4,256	137,366
Class R6	0	0	41,236	1,630,283
Administrator Class	0 [1]	0 [1]	35,453	1,385,843
Institutional Class	0	0	449,811	17,673,123
		0		49,111,733
Payment for shares redeemed
Class A	(660,653)	(23,153,496)	(1,550,961)	(56,443,818)
Class C	(11,942)	(358,098)	(28,685)	(917,919)
Class R6	(126,393)	(4,622,655)	(265,725)	(10,169,946)
Administrator Class	(90,390)[1]	(3,176,576)[1]	(147,906)	(5,637,178)
Institutional Class	(977,026)	(35,692,395)	(2,870,622)	(109,309,331)
		(67,003,220)		(182,478,192)
1 For the period from May 1, 2025 to September 12, 2025
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Fund | 5

Statement of changes in net assets
Statement of changes in net assets
	Six months ended October 31, 2025 (unaudited)		Year ended April 30, 2025
	Shares		Shares
Share conversions
Administrator Class	(470,350)[2]	$(17,527,660)[2]	0	$0
Institutional Class	467,189 [2]	17,527,660 [2]	0	0
		0		0
Net decrease in net assets resulting from capital share transactions		(40,227,647)		(51,423,994)
Total increase (decrease) in net assets		21,288,790		(113,999,562)
Net assets
Beginning of period		545,133,023		659,132,585
End of period		$566,421,813		$545,133,023
2 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Small Company Value Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30		Year ended May 31
Class A		2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$31.75	$35.41	$29.53	$34.30	$37.11	$20.91	$24.22
Net investment income	0.10 [2]	0.29 [2]	0.27 [2]	0.24 [2]	0.12 [2]	0.09	0.18 [2]
Net realized and unrealized gains (losses) on investments	3.46	(1.01)	5.89	(3.66)	(0.71)	16.22	(3.35)
Total from investment operations	3.56	(0.72)	6.16	(3.42)	(0.59)	16.31	(3.17)
Distributions to shareholders from
Net investment income	0.00	(0.44)	(0.28)	0.00	(0.08)	(0.11)	(0.14)
Net realized gains	0.00	(2.50)	0.00	(1.35)	(2.14)	0.00	0.00
Total distributions to shareholders	0.00	(2.94)	(0.28)	(1.35)	(2.22)	(0.11)	(0.14)
Net asset value, end of period	$35.31	$31.75	$35.41	$29.53	$34.30	$37.11	$20.91
Total return[3]	11.21%	(3.34)%	20.84%	(10.31)%	(1.77)%	77.80%	(13.25)%
Ratios to average net assets (annualized)*
Gross expenses	1.30%	1.30%	1.30%	1.32%	1.32%	1.32%	1.32%
Net expenses	1.11%	1.11%	1.12%	1.14%	1.14%	1.14%	1.13%
Net investment income	0.55%	0.79%	0.89%	0.76%	0.33%	0.33%	0.74%
Supplemental data
Portfolio turnover rate[4]	98%	114%	107%	87%	70%	62%	78%
Net assets, end of period (000s omitted)	$329,120	$313,709	$365,526	$304,601	$376,072	$414,013	$262,574

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2025 (unaudited)	0.74%
Year ended April 30, 2025	0.74%
Year ended April 30, 2024[1]	0.74%
Year ended May 31, 2023	0.74%
Year ended May 31, 2022	0.74%
Year ended May 31, 2021	0.74%
Year ended May 31, 2020	0.74%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Fund | 7

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30		Year ended May 31
Class C		2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$26.88	$30.35	$25.30	$29.79	$32.69	$18.43	$21.48
Net investment income (loss)	(0.03)[2]	(0.00)[2,3]	0.03 [2]	0.00 [2,4]	(0.12)[2]	(0.07)[2]	0.01 [2]
Net realized and unrealized gains (losses) on investments	2.92	(0.81)	5.02	(3.14)	(0.64)	14.33	(3.00)
Total from investment operations	2.89	(0.81)	5.05	(3.14)	(0.76)	14.26	(2.99)
Distributions to shareholders from
Net investment income	0.00	(0.16)	0.00	0.00	0.00	0.00	(0.06)
Net realized gains	0.00	(2.50)	0.00	(1.35)	(2.14)	0.00	0.00
Total distributions to shareholders	0.00	(2.66)	0.00	(1.35)	(2.14)	0.00	(0.06)
Net asset value, end of period	$29.77	$26.88	$30.35	$25.30	$29.79	$32.69	$18.43
Total return[5]	10.75%	(4.11)%	19.92%	(10.94)%	(2.56)%	76.80%	(13.98)%
Ratios to average net assets (annualized)*
Gross expenses	2.05%	2.05%	2.05%	2.07%	2.07%	2.06%	2.08%
Net expenses	1.90%	1.90%	1.90%	1.90%	1.90%	1.90%	1.90%
Net investment income (loss)	(0.22)%	(0.00)%	0.11%	0.00%	(0.39)%	(0.29)%	0.02%
Supplemental data
Portfolio turnover rate[6]	98%	114%	107%	87%	70%	62%	78%
Net assets, end of period (000s omitted)	$1,221	$1,324	$1,399	$1,307	$2,278	$3,388	$4,431

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2025 (unaudited)	0.74%
Year ended April 30, 2025	0.74%
Year ended April 30, 2024[1]	0.74%
Year ended May 31, 2023	0.74%
Year ended May 31, 2022	0.74%
Year ended May 31, 2021	0.74%
Year ended May 31, 2020	0.74%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Amount is more than $(0.005).
[4]	Amount is less than $0.005.
[5]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[6]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
8 | Allspring Small Company Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30		Year ended May 31
Class R6		2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$33.09	$36.81	$30.68	$35.46	$38.33	$21.56	$24.92
Net investment income	0.17 [2]	0.44 [2]	0.40 [2]	0.37 [2]	0.33	0.20	0.31
Net realized and unrealized gains (losses) on investments	3.61	(1.06)	6.12	(3.79)	(0.80)	16.78	(3.50)
Total from investment operations	3.78	(0.62)	6.52	(3.42)	(0.47)	16.98	(3.19)
Distributions to shareholders from
Net investment income	0.00	(0.60)	(0.39)	(0.01)	(0.26)	(0.21)	(0.17)
Net realized gains	0.00	(2.50)	0.00	(1.35)	(2.14)	0.00	0.00
Total distributions to shareholders	0.00	(3.10)	(0.39)	(1.36)	(2.40)	(0.21)	(0.17)
Net asset value, end of period	$36.87	$33.09	$36.81	$30.68	$35.46	$38.33	$21.56
Total return[3]	11.42%	(2.99)%	21.25%	(9.95)%	(1.41)%	78.63%	(12.97)%
Ratios to average net assets (annualized)*
Gross expenses	0.88%	0.88%	0.88%	0.89%	0.89%	0.89%	0.90%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	0.89%	1.15%	1.27%	1.11%	0.71%	0.73%	1.22%
Supplemental data
Portfolio turnover rate[4]	98%	114%	107%	87%	70%	62%	78%
Net assets, end of period (000s omitted)	$27,095	$20,017	$19,936	$14,573	$8,021	$9,007	$6,491

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2025 (unaudited)	0.74%
Year ended April 30, 2025	0.74%
Year ended April 30, 2024[1]	0.74%
Year ended May 31, 2023	0.74%
Year ended May 31, 2022	0.74%
Year ended May 31, 2021	0.74%
Year ended May 31, 2020	0.74%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30		Year ended May 31
Institutional Class		2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$32.86	$36.58	$30.51	$35.30	$38.13	$21.46	$24.86
Net investment income	0.15 [2]	0.40 [2]	0.37 [2]	0.35 [2]	0.20 [2]	0.15 [2]	0.25
Net realized and unrealized gains (losses) on investments	3.58	(1.06)	6.08	(3.78)	(0.71)	16.70	(3.43)
Total from investment operations	3.73	(0.66)	6.45	(3.43)	(0.51)	16.85	(3.18)
Distributions to shareholders from
Net investment income	0.00	(0.56)	(0.38)	(0.01)	(0.18)	(0.18)	(0.22)
Net realized gains	0.00	(2.50)	0.00	(1.35)	(2.14)	0.00	0.00
Total distributions to shareholders	0.00	(3.06)	(0.38)	(1.36)	(2.32)	(0.18)	(0.22)
Net asset value, end of period	$36.59	$32.86	$36.58	$30.51	$35.30	$38.13	$21.46
Total return[3]	11.35%	(3.10)%	21.15%	(10.03)%	(1.53)%	78.39%	(13.03)%
Ratios to average net assets (annualized)*
Gross expenses	0.98%	0.98%	0.98%	0.99%	0.99%	0.99%	1.07%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	0.81%	1.05%	1.15%	1.06%	0.54%	0.52%	1.04%
Supplemental data
Portfolio turnover rate[4]	98%	114%	107%	87%	70%	62%	78%
Net assets, end of period (000s omitted)	$208,986	$193,986	$253,235	$110,536	$115,479	$72,123	$33,600

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2025 (unaudited)	0.74%
Year ended April 30, 2025	0.74%
Year ended April 30, 2024[1]	0.74%
Year ended May 31, 2023	0.74%
Year ended May 31, 2022	0.74%
Year ended May 31, 2021	0.74%
Year ended May 31, 2020	0.74%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
10 | Allspring Small Company Value Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Small Company Value Fund (the “Fund”) which is a diversified series of the Trust.
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund invests in Allspring Small Company Value Portfolio, a separate diversified portfolio (the “affiliated Master Portfolio”) of Allspring Master Trust, a registered open-end management investment company. As of October 31, 2025, the Fund owned 91.06% of Allspring Small Company Value Portfolio. The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months ended October 31, 2025 are included in this report and should be read in conjunction with the Fund’s financial statements.
Effective at the close of business on September 12, 2025, Administrator Class shares became Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolio are recorded on a trade date basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
Allspring Small Company Value Fund | 11

Notes to financial statements (unaudited)
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of October 31, 2025, the aggregate cost of all investments for federal income tax purposes was $478,820,981 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$102,876,870
Gross unrealized losses	(14,758,130)
Net unrealized gains	$88,118,740
As of April 30, 2025, the Fund had current year deferred post-October capital losses consisting of $17,941,910 in short-term losses and $16,960,433 in long-term gains which was recognized on the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
At October 31, 2025, the Fund’s investment in the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and fair value of the affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective	Fair value of affiliated Master Portfolio
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation	$566,939,721
The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations. As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays, generally on a monthly basis, Allspring Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the six months ended October 31, 2025, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.
Allspring Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee, generally paid on a monthly basis, from the affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
12 | Allspring Small Company Value Fund

Notes to financial statements (unaudited)
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Allspring Funds Management has contractually committed through August 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of October 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.15%
Class C	1.90
Class R6	0.75
Institutional Class	0.85
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended October 31, 2025, Allspring Funds Distributor received $964 from the sale of Class A shares and $69 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended October 31, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
5.INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing substantially all of its assets in the affiliated Master Portfolio.  Purchases and sales have been calculated by multiplying the Fund’s ownership percentage of the affiliated Master Portfolio at the end of the period by the affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended October 31, 2025 were $559,127,300 and $597,674,876, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended October 31, 2025, there were no borrowings by the Fund under the agreement.
Allspring Small Company Value Fund | 13

Notes to financial statements (unaudited)
7.CONCENTRATION  RISKS
Concentration risks result from exposure to a limited number of sectors. Through its investment in the affiliated Master Portfolio which may invest a substantial portion of its assets in any sectors, the Fund may in turn be more affected by changes in those sectors than a fund whose investments are not heavily weighted in any sectors. As of the end of the period, the Master Portfolio concentrated its portfolio in investments related to the financial sector.
8.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
10.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
11.CLASS CONVERSION
At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C was closed to new investors and additional investments from existing shareholders.
14 | Allspring Small Company Value Fund

Portfolio of investments—October 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 95.75%
Communication services: 0.61%
Interactive media & services: 0.53%
Cargurus, Inc.†	93,614	$3,287,724
Wireless telecommunication services: 0.08%
Spok Holdings, Inc.	36,051	515,169
Consumer discretionary: 12.05%
Automobile components: 1.72%
Dana, Inc.	108,858	2,209,818
Patrick Industries, Inc.	47,006	4,906,016
Strattec Security Corp.†	47,251	2,899,321
Visteon Corp.	6,606	707,899
		10,723,054
Broadline retail: 0.88%
Dillard’s, Inc. Class A	9,160	5,496,733
Distributors: 0.17%
GigaCloud Technology, Inc. Class A†	36,493	1,021,074
Diversified consumer services: 2.06%
Adtalem Global Education, Inc.†	35,939	3,522,741
Carriage Services, Inc. Class A	116,816	5,221,675
Grand Canyon Education, Inc.†	21,700	4,086,110
		12,830,526
Hotels, restaurants & leisure: 0.83%
Cheesecake Factory, Inc.	52,409	2,609,968
Denny’s Corp.†	350,708	1,371,268
Papa John’s International, Inc.	22,924	1,164,769
		5,146,005
Household durables: 2.61%
Cavco Industries, Inc.†	13,625	7,218,525
Century Communities, Inc.	76,395	4,537,863
Meritage Homes Corp.	66,554	4,496,388
		16,252,776
Leisure products: 0.97%
Johnson Outdoors, Inc. Class A	83,546	3,402,829
Peloton Interactive, Inc. Class A†	361,951	2,627,764
		6,030,593
Specialty retail: 2.58%
Abercrombie & Fitch Co. Class A†	30,841	2,237,514
Bath & Body Works, Inc.	83,272	2,038,498
Envela Corp.†	75,107	682,723
Monro, Inc.	42,455	621,966
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Portfolio | 15

Portfolio of investments—October 31, 2025 (unaudited)

	Shares	Value
Specialty retail(continued)
RealReal, Inc.†	683,314	$8,343,264
Urban Outfitters, Inc.†	33,154	2,142,080
		16,066,045
Textiles, apparel & luxury goods: 0.23%
Rocky Brands, Inc.	51,208	1,443,554
Consumer staples: 1.82%
Consumer staples distribution & retail: 1.18%
Ingles Markets, Inc. Class A	61,164	4,226,432
Village Super Market, Inc. Class A	99,477	3,120,594
		7,347,026
Household products: 0.64%
Oil-Dri Corp. of America	72,101	3,993,674
Energy: 5.83%
Energy equipment & services: 0.84%
Patterson-UTI Energy, Inc.	586,142	3,675,111
TETRA Technologies, Inc.†	220,986	1,560,161
		5,235,272
Oil, gas & consumable fuels: 4.99%
Dorian LPG Ltd.	134,815	3,889,413
Magnolia Oil & Gas Corp. Class A	230,476	5,176,491
Matador Resources Co.	52,176	2,058,865
Northern Oil & Gas, Inc.	88,182	1,951,467
PBF Energy, Inc. Class A	180,653	6,172,913
Peabody Energy Corp.	228,226	6,257,957
Permian Resources Corp. Class A	444,323	5,580,697
		31,087,803
Financials: 25.72%
Banks: 15.55%
Ameris Bancorp	156,744	11,226,005
Atlantic Union Bankshares Corp.	272,405	8,858,610
Banner Corp.	110,153	6,652,140
Customers Bancorp, Inc.†	169,733	11,392,479
FB Financial Corp.	207,769	11,221,604
First Financial Corp.	16,152	861,225
Great Southern Bancorp, Inc.	95,106	5,297,404
Independent Bank Corp.	206,473	6,239,614
Lakeland Financial Corp.	19,118	1,090,682
Synovus Financial Corp.	115,192	5,142,171
UMB Financial Corp.	96,453	10,308,897
Wintrust Financial Corp.	89,382	11,621,447
WSFS Financial Corp.	132,089	6,880,516
		96,792,794
The accompanying notes are an integral part of these financial statements.
16 | Allspring Small Company Value Portfolio

Portfolio of investments—October 31, 2025 (unaudited)

	Shares	Value
Capital markets: 4.06%
Donnelley Financial Solutions, Inc.†	51,879	$2,383,840
Galaxy Digital, Inc. Class A†	224,378	7,855,474
Piper Sandler Cos.	21,295	6,798,641
Stifel Financial Corp.	69,528	8,234,201
		25,272,156
Consumer finance: 0.23%
Green Dot Corp. Class A†	122,462	1,421,784
Financial services: 1.82%
Jackson Financial, Inc. Class A	92,702	9,345,289
NCR Atleos Corp.†	54,029	1,993,670
		11,338,959
Insurance: 2.74%
Genworth Financial, Inc. Class A†	722,290	6,096,128
Lincoln National Corp.	168,480	7,076,160
Unum Group	53,250	3,909,615
		17,081,903
Mortgage real estate investment trusts (REITs): 1.32%
AGNC Investment Corp.	408,777	4,087,770
Annaly Capital Management, Inc.	195,224	4,132,892
		8,220,662
Health care: 7.59%
Health care equipment & supplies: 0.69%
Electromed, Inc.†	27,003	649,692
Merit Medical Systems, Inc.†	41,279	3,613,564
		4,263,256
Health care providers & services: 3.72%
Brookdale Senior Living, Inc.†	875,881	8,119,417
Encompass Health Corp.	38,421	4,374,231
Ensign Group, Inc.	24,972	4,497,457
National HealthCare Corp.	41,423	4,947,563
U.S. Physical Therapy, Inc.	14,392	1,241,598
		23,180,266
Pharmaceuticals: 3.18%
Ligand Pharmaceuticals, Inc.†	51,973	9,942,955
Phibro Animal Health Corp. Class A	186,443	7,841,792
Prestige Consumer Healthcare, Inc.†	32,944	1,996,406
		19,781,153
Industrials: 21.48%
Aerospace & defense: 0.81%
Ducommun, Inc.†	55,191	5,063,774
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Portfolio | 17

Portfolio of investments—October 31, 2025 (unaudited)

	Shares	Value
Building products: 1.03%
AZZ, Inc.	6,544	$653,418
UFP Industries, Inc.	24,902	2,294,221
Zurn Elkay Water Solutions Corp.	73,316	3,453,917
		6,401,556
Commercial services & supplies: 2.94%
Brady Corp. Class A	60,675	4,605,839
Brink’s Co.	29,695	3,300,896
Healthcare Services Group, Inc.†	267,445	4,779,242
Interface, Inc. Class A	144,026	3,586,248
Pitney Bowes, Inc.	205,049	2,025,884
		18,298,109
Construction & engineering: 2.53%
Great Lakes Dredge & Dock Corp.†	254,090	2,883,922
MYR Group, Inc.†	28,097	6,116,717
NWPX Infrastructure, Inc.†	82,775	4,979,744
Orion Group Holdings, Inc.†	162,560	1,750,771
		15,731,154
Electrical equipment: 2.04%
Atkore, Inc.	101,420	7,023,335
Generac Holdings, Inc.†	18,845	3,166,337
Shoals Technologies Group, Inc. Class A†	240,859	2,531,428
		12,721,100
Ground transportation: 0.54%
ArcBest Corp.	44,928	3,339,049
Machinery: 6.46%
Allison Transmission Holdings, Inc.	27,700	2,286,635
Atmus Filtration Technologies, Inc.	117,928	5,363,365
Blue Bird Corp.†	64,868	3,240,805
ESCO Technologies, Inc.	19,972	4,383,255
Gorman-Rupp Co.	86,402	3,885,498
Kadant, Inc.	4,888	1,352,314
Miller Industries, Inc.	67,844	2,723,258
Mueller Water Products, Inc. Class A	128,929	3,308,318
Standex International Corp.	28,346	6,611,138
Timken Co.	36,590	2,872,681
Twin Disc, Inc.	115,549	1,809,497
Watts Water Technologies, Inc. Class A	8,746	2,384,160
		40,220,924
Marine transportation: 0.80%
Matson, Inc.	49,306	4,977,441
Passenger airlines: 0.52%
SkyWest, Inc.†	32,415	3,257,059
The accompanying notes are an integral part of these financial statements.
18 | Allspring Small Company Value Portfolio

Portfolio of investments—October 31, 2025 (unaudited)

	Shares	Value
Professional services: 2.20%
CBIZ, Inc.†	56,970	$3,133,350
ICF International, Inc.	16,773	1,346,536
Korn Ferry	45,385	2,936,410
Maximus, Inc.	53,842	4,475,347
Verra Mobility Corp. Class A†	77,681	1,802,976
		13,694,619
Trading companies & distributors: 1.61%
Boise Cascade Co.	29,479	2,077,975
GATX Corp.	31,464	4,935,129
Hudson Technologies, Inc.†	142,004	1,288,686
Rush Enterprises, Inc. Class A	34,557	1,707,461
		10,009,251
Information technology: 10.61%
Communications equipment: 2.28%
Applied Optoelectronics, Inc.†	200,195	7,118,934
Digi International, Inc.†	54,420	1,996,126
NetScout Systems, Inc.†	92,405	2,568,859
Viasat, Inc.†	63,677	2,535,618
		14,219,537
Electronic equipment, instruments & components: 3.87%
Belden, Inc.	42,140	5,134,759
ePlus, Inc.	25,593	1,872,384
Insight Enterprises, Inc.†	14,079	1,407,900
OSI Systems, Inc.†	20,768	5,783,057
PC Connection, Inc.	25,953	1,582,355
Sanmina Corp.†	60,599	8,305,093
		24,085,548
IT services: 0.81%
EPAM Systems, Inc.†	11,746	1,920,941
Kyndryl Holdings, Inc.†	108,236	3,130,185
		5,051,126
Semiconductors & semiconductor equipment: 2.71%
Cirrus Logic, Inc.†	62,731	8,321,267
Ichor Holdings Ltd.†	109,289	2,478,674
Onto Innovation, Inc.†	44,955	6,067,127
		16,867,068
Software: 0.94%
Adeia, Inc.	136,937	2,333,406
Bit Digital, Inc.†	621,313	2,274,006
LiveRamp Holdings, Inc.†	45,916	1,255,343
		5,862,755
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Portfolio | 19

Portfolio of investments—October 31, 2025 (unaudited)

	Shares	Value
Materials: 6.87%
Chemicals: 2.48%
Cabot Corp.	9,087	$613,191
Core Molding Technologies, Inc.†	108,641	1,945,760
Element Solutions, Inc.	237,304	6,340,763
Hawkins, Inc.	9,458	1,341,617
NewMarket Corp.	6,776	5,203,291
		15,444,622
Construction materials: 1.00%
Eagle Materials, Inc.	22,974	4,877,840
Knife River Corp.†	22,225	1,343,723
		6,221,563
Containers & packaging: 0.19%
TriMas Corp.	32,768	1,164,247
Metals & mining: 3.20%
Coeur Mining, Inc.†	422,535	7,254,926
SSR Mining, Inc.†	323,443	7,296,874
Worthington Steel, Inc.	168,294	5,383,725
		19,935,525
Real estate: 3.17%
Industrial REITs: 0.54%
STAG Industrial, Inc.	87,380	3,344,033
Office REITs: 0.65%
Hudson Pacific Properties, Inc.†	643,740	1,570,726
Vornado Realty Trust	65,033	2,467,352
		4,038,078
Retail REITs: 1.48%
Agree Realty Corp.	43,812	3,198,714
Brixmor Property Group, Inc.	114,489	2,995,032
Tanger, Inc.	93,427	3,041,983
		9,235,729
Specialized REITs: 0.50%
PotlatchDeltic Corp.	78,290	3,131,600
Total common stocks (Cost $465,748,135)		596,145,428
Investment companies: 3.24%
Exchange-traded funds: 3.24%
iShares Biotechnology ETF	63,386	10,102,460
State Street SPDR S&P Biotech ETF	89,101	10,042,574
Total investment companies (Cost $17,546,629)		20,145,034
The accompanying notes are an integral part of these financial statements.
20 | Allspring Small Company Value Portfolio

Portfolio of investments—October 31, 2025 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.03%
Investment companies: 1.03%
Allspring Government Money Market Fund Select Class♠∞		4.06%	6,381,275	$6,381,275
Total short-term investments (Cost $6,381,275)				6,381,275
Total investments in securities (Cost $489,676,039)	100.02%			622,671,737
Other assets and liabilities, net	(0.02)			(97,175)
Total net assets	100.00%			$622,574,562

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$6,270,725	$36,850,032	$(36,739,482)	$0	$0	$6,381,275	6,381,275	$127,092
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Portfolio | 21

Statement of assets and liabilities—October 31, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $483,294,764)	$616,290,462
Investments in affiliated securities, at value (cost $6,381,275)	6,381,275
Cash	510,176
Receivable for investments sold	13,660,172
Receivable for dividends	249,618
Prepaid expenses and other assets	66
Total assets	637,091,769
Liabilities
Payable for investments purchased	14,049,519
Advisory fee payable	418,229
Trustees’ fees and expenses payable	135
Accrued expenses and other liabilities	49,324
Total liabilities	14,517,207
Total net assets	$622,574,562
The accompanying notes are an integral part of these financial statements.
22 | Allspring Small Company Value Portfolio

Statement of operations—six months ended October 31, 2025 (unaudited)
Statement of operations
Investment income
Dividends	$5,287,355
Income from affiliated securities	127,092
Interest	2,307
Total investment income	5,416,754
Expenses
Advisory fee	2,589,043
Custody and accounting fees	17,247
Professional fees	24,547
Registration fees	53
Interest holder report expenses	1,185
Trustees’ fees and expenses	6,907
Other fees and expenses	6,652
Total expenses	2,645,634
Less: Fee waivers and/or expense reimbursements	(234,337)
Net expenses	2,411,297
Net investment income	3,005,457
Realized and unrealized gains (losses) on investments
Net realized gains on investments	34,677,177
Net change in unrealized gains (losses) on investments	30,481,280
Net realized and unrealized gains (losses) on investments	65,158,457
Net increase in net assets resulting from operations	$68,163,914
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Portfolio | 23

Statement of changes in net assets
Statement of changes in net assets
	Six months ended October 31, 2025 (unaudited)	Year ended April 30, 2025
Operations
Net investment income	$3,005,457	$8,204,797
Net realized gains on investments	34,677,177	28,244,177
Net change in unrealized gains (losses) on investments	30,481,280	(47,928,647)
Net increase (decrease) in net assets resulting from operations	68,163,914	(11,479,673)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	6,101,634	36,714,380
Withdrawals	(51,136,325)	(142,370,529)
Net decrease in net assets resulting from capital transactions	(45,034,691)	(105,656,149)
Total increase (decrease) in net assets	23,129,223	(117,135,822)
Net assets
Beginning of period	599,445,339	716,581,161
End of period	$622,574,562	$599,445,339
The accompanying notes are an integral part of these financial statements.
24 | Allspring Small Company Value Portfolio

Financial highlights
Financial highlights

	Six months ended October 31, 2025 (unaudited)	Year ended April 30		Year ended May 31
		2025	2024[1]	2023	2022	2021	2020
Total return[2]	11.41%	(2.96)%	21.34%	(9.95)%	(1.78)%	78.76%	(13.74)%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.81%	0.82%	0.83%	0.83%	0.83%	0.82%
Net expenses[3]	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Net investment income	0.92%	1.16%	1.27%	1.17%	0.72%	0.71%	1.15%
Supplemental Data
Portfolio turnover rate	98%	114%	107%	87%	70%	62%	78%

[1]	For the eleven months ended April 30, 2024. The Portfolio changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[3]	Net expense ratios reflect voluntary waivers, if any.
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Portfolio | 25

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Small Company Value Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Portfolio based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
26 | Allspring Small Company Value Portfolio

Notes to financial statements (unaudited)
As of October 31, 2025, the aggregate cost of all investments for federal income tax purposes was $503,086,399 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$138,775,884
Gross unrealized losses	(19,190,546)
Net unrealized gains	$119,585,338
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of October 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$3,802,893	$0	$0	$3,802,893
Consumer discretionary	75,010,360	0	0	75,010,360
Consumer staples	11,340,700	0	0	11,340,700
Energy	36,323,075	0	0	36,323,075
Financials	160,128,258	0	0	160,128,258
Health care	47,224,675	0	0	47,224,675
Industrials	133,714,036	0	0	133,714,036
Information technology	66,086,034	0	0	66,086,034
Materials	42,765,957	0	0	42,765,957
Real estate	19,749,440	0	0	19,749,440
Investment companies	20,145,034	0	0	20,145,034
Short-term investments
Investment companies	6,381,275	0	0	6,381,275
Total assets	$622,671,737	$0	$0	$622,671,737
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At October 31, 2025, the Portfolio did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the
Allspring Small Company Value Portfolio | 27

Notes to financial statements (unaudited)
Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $500 million	0.800%
Next $500 million	0.775
Next $1 billion	0.750
Next $1 billion	0.725
Next $1 billion	0.700
Over $4 billion	0.680
For the six months ended October 31, 2025, the advisory fee was equivalent to an annual rate of 0.79% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolio did not have any interfund transactions during the six months ended October 31, 2025.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended October 31, 2025 were $612,518,187 and $654,751,850, respectively.
6.BANK BORROWINGS
The Portfolio, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to portfolio interest holder redemption requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended October 31, 2025, there were no borrowings by the Portfolio under the agreement.
7.CONCENTRATION RISKS
As of the end of the period, the Portfolio concentrated its portfolio of investments in financial sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.INDEMNIFICATION
Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
9.OPERATING SEGMENTS
The Portfolio operates as a single operating segment. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Portfolio acts as the Portfolio’s CODM. The CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Portfolio’s prospectus which is executed by the Portfolio’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Portfolio’s
28 | Allspring Small Company Value Portfolio

Notes to financial statements (unaudited)
single segment. This information is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
10.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
Allspring Small Company Value Portfolio | 29

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Shareholders and Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

30 | Allspring Small Company Value Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Small Company Value Fund | 31

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management, advisory, and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each, a “Board” and collectively, the “Boards”) of each of Allspring Funds Trust (“Funds Trust”) and Allspring Master Trust (“Master Trust”, and collectively, the “Trusts”) must determine annually whether to approve the continuation of the Trusts’ investment management, advisory, and sub-advisory agreements, as applicable. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Funds Trust Board, all the members of which have no direct or indirect interest in the investment management agreement and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Small Company Value Fund, a portfolio of Funds Trust (the “Feeder Fund”), an investment management agreement (the “Feeder Fund Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”).
At the Meeting, the Master Trust Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are Independent Trustees, reviewed and approved: (i) an investment advisory agreement (the “Master Portfolio Advisory Agreement”) with Allspring Funds Management for the Allspring Small Company Value Portfolio, a portfolio of Master Trust (the “Master Portfolio”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management, for the Master Portfolio.
The Feeder Fund and the Master Portfolio are collectively referred to as the “Funds.” The Feeder Fund Management Agreement, the Master Portfolio Advisory Agreement, and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
The Feeder Fund is a feeder fund that invest substantially all of its assets in the Master Portfolio. The Master Portfolio has a substantially similar investment objective and substantially similar investment strategies to the Feeder Fund. Information provided to the Boards regarding the Feeder Fund is also applicable to the Master Portfolio, as relevant.
At the Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at meeting of the Boards held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Boards have adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Boards in the discharge of their duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Boards, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Boards’ annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Boards considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Boards reviewed reports of Allspring Funds Management at each of their quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Boards and the teams mentioned above confer with portfolio managers at various times throughout the year. The Boards did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Funds Trust Board unanimously determined that the compensation payable to Allspring Funds Management was reasonable, and approved the continuation of the Feeder Fund Management Agreement for a one-year term. Additionally, after its deliberations, the Master Trust Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser was reasonable, and approved the continuation of the Master Portfolio Advisory Agreement and the Sub-Advisory Agreement, each for a one-year term. The Boards considered the approval of the Advisory Agreements for the Funds as part of their consideration of agreements for funds across the complex, but their approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Boards in support of their approvals.
Nature, extent, and quality of services
The Boards received and considered various information regarding the nature, extent, and quality of services provided to the Feeder Fund and the Master Portfolio, as applicable, by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Feeder Fund Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and

32 | Allspring Small Company Value Fund

Other information (unaudited)
the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Boards received and considered information about the full range of services provided to the Fund and the Master Portfolio by Allspring Funds Management and its affiliates.
The Boards considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Master Portfolio. The Boards evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Boards further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Boards received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Funds’ liquidity risk management programs and as the Fund’s valuation designee. The Boards also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Boards considered the investment performance results for each of the Funds over various time periods ended December 31, 2024. The Boards considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Feeder Fund (the “Universe”), and in comparison to the Feeder Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Boards received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Funds Trust Board noted that the investment performance of the Feeder Fund (Administrator Class) was higher than the average investment performance of its Universe for the three-, five- and ten-year periods under review, but lower for the one-year period under review. The Funds Trust Board also noted that the investment performance of the Feeder Fund was higher than its benchmark index, the Russell 2000® Value Index, for all periods under review.
The Master Trust Board took note of the investment performance of the Master Portfolio in the context of reviewing the investment performance of the Feeder Fund.
The Funds Trust Board also received and considered information regarding the Feeder Fund’s net operating expense ratios, which include fees and expenses of the Master Portfolio, and their various components, including actual management fees assessed at the Feeder Fund and Master Portfolio levels, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Funds Trust Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Feeder Fund (the “Groups”). The Funds Trust Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Funds Trust Board noted that the net operating expense ratios of the Feeder Fund were lower than the median net operating expense ratios of the expense Groups for each share class.
It was noted that the Board had approved a proposal to convert Administrator Class shares into Institutional Class shares for the Fund and that the conversion is expected to occur on or about September 12, 2025.
With respect to the Master Portfolio, the Master Trust Board reviewed the fee rates payable to Allspring Funds Management for investment advisory services (as discussed below), which are the only fees charged at the Master Portfolio level, relative to a corresponding expense Group.
The Boards took into account the Funds’ investment performance and expense information provided to them among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management, advisory, and sub-advisory fee rates
The Funds Trust Board noted that Allspring Funds Management receives no advisory fees from the Feeder Fund as long as the Feeder Fund continues to invest all (or substantially all) of its assets in a single master portfolio. If the Feeder Fund were to change its investment structure so that it began investing in two or more master portfolios (a fund-of-funds), Allspring Funds Management would be entitled to receive an annual fee of 0.25% of the Feeder Fund’s average daily net assets for providing investment advisory services to the Feeder Fund, including allocating the Feeder Fund’s assets to the Master Portfolio.
The Funds Trust Board reviewed and considered the contractual fee rates payable by the Feeder Fund to Allspring Funds Management under the Feeder Fund Management Agreement for management services (other than investment advisory services), as well as the contractual fee rates payable by the Feeder Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”).
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Small Company Value Fund | 33

Other information (unaudited)
The Master Trust Board reviewed and considered the contractual investment advisory fee rate payable by the Master Portfolio to Allspring Funds Management for investment advisory services under the Master Portfolio Advisory Agreement (the “Advisory Agreement Rate”). The Master Trust Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services.
Among other information reviewed by the Funds Trust Board was a comparison of the Feeder Fund’s Management Rate, which, for this purpose, includes the advisory fees paid at the Master Portfolio level, with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Funds Trust Board noted that the Management Rates of the Feeder Fund were in range the sum of the average rates for the Feeder Fund’s expense Groups for each share class, except that it was higher than the sum of the average rates for the Feeder Fund’s expense Group for Institutional Class.
The Master Trust Board reviewed a comparison of the Advisory Agreement Rate of the Master Portfolio with those of other funds in the Master Portfolio’s expense Group at a common asset level. The Master Trust Board noted that the Advisory Agreement Rate of the Master Portfolio was in range of the median rate for the Master Portfolio’s expense Group.
The Master Trust Board also received and considered information about the portions of the total management fees that were retained by Allspring Funds Management after payment of the fees to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of these amounts, the Master Trust Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Master Trust Board ascribed limited relevance to the allocation of fees between them.
The Boards also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Funds. In this regard, the Boards received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Funds Trust Board determined that the compensation payable to Allspring Funds Management under the Feeder Fund Management Agreement was reasonable, and the Master Trust Board determined that the compensation payable to Allspring Funds Management under the Master Portfolio Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Boards received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Master Trust Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Master Portfolio and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Boards noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
Based on their review, the Boards did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent the Boards from approving the continuation of the Advisory Agreements.
Economies of scale
The Boards received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Funds, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders of the Funds. The Boards noted the existence of breakpoints in the Master Portfolio’s advisory fee structure and the Feeder Fund’s management fee structure, which operate generally to reduce the Funds’ expense ratios as the Funds grow in size, and the size of the Master Portfolio and the Feeder Fund, respectively, in relation to such breakpoints. The Boards considered that, in addition to advisory fee and management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Boards concluded that Allspring Funds Management’s arrangements with respect to each Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

34 | Allspring Small Company Value Fund

Other information (unaudited)
Other benefits to Allspring Funds Management and the Sub-Adviser
The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Funds. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it.
The Boards also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Funds Trust Board unanimously determined that the compensation payable to Allspring Funds Management was reasonable, and approved the continuation of the Feeder Fund Management Agreement for a one-year term. Additionally, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Master Trust Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser was reasonable, and approved the continuation of the Master Portfolio Advisory Agreement and the Sub-Advisory Agreement, each for a one-year term.

Allspring Small Company Value Fund | 35

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS1815 10-25

Multi-Asset Funds

Spectrum Aggressive Growth Fund
Spectrum Conservative Growth Fund
Spectrum Growth Fund
Spectrum Income Allocation Fund
Spectrum Moderate Growth Fund
Long Form Financial Statements
Semi-Annual Report
October 31, 2025

Multi-Asset Funds | 1

Portfolio of investments—October 31, 2025 (unaudited)
Portfolio of investments
Spectrum Aggressive Growth Fund

	Shares	Value
Investment companies: 92.95%
Affiliated master portfolios: 41.60%
Allspring Disciplined International Developed Markets Portfolio		$51,223,498
Allspring Disciplined Large Cap Portfolio		163,766,669
Allspring Small Company Value Portfolio		9,689,369
		224,679,536
Exchange-traded funds: 37.93%
Allspring Special Large Value ETF♠†	1,155,136	31,558,316
iShares Core MSCI EAFE ETF	628,829	55,393,546
iShares Core MSCI Emerging Markets ETF	483,214	32,989,020
iShares Core S&P 500 ETF	123,981	84,955,502
		204,896,384
Stock funds: 13.42%
Allspring Disciplined Small Cap Fund Class R6♠	757,400	11,694,252
Allspring Emerging Growth Fund Class R6♠†	843,759	10,690,424
Allspring Emerging Markets Equity Fund Class R6♠	481,629	17,040,048
Allspring Large Cap Growth Fund Class R6♠†	308,836	16,572,134
Allspring Premier Large Company Growth Fund Class R6♠†	1,033,240	16,511,175
		72,508,033
Total investment companies (Cost $316,188,887)		502,083,953

		Yield
Short-term investments: 5.20%
Investment companies: 5.20%
Allspring Government Money Market Fund Select Class♠∞		4.06%	28,125,659	28,125,659
Total short-term investments (Cost $28,125,659)				28,125,659
Total investments in securities (Cost $344,314,546)	98.15%			530,209,612
Other assets and liabilities, net	1.85			9,969,188
Total net assets	100.00%			$540,178,800

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
∞	The rate represents the 7-day annualized yield at period end.
The accompanying notes are an integral part of these financial statements.
2 | Multi-Asset Funds

Portfolio of investments—October 31, 2025 (unaudited)

Spectrum Aggressive Growth Fund
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Disciplined Small Cap Fund Class R6	$13,591,693	$135,696	$(5,269,234)	$550,134	$2,685,963	$11,694,252
Allspring Emerging Growth Fund Class R6†	9,043,718	809,844	(379,980)	1,010	1,215,832	10,690,424
Allspring Emerging Markets Equity Fund Class R6	13,689,721	32,569	(487,764)	51,812	3,753,710	17,040,048
Allspring Large Cap Growth Fund Class R6†	13,717,173	31,138	(941,912)	(30,262)	3,795,997	16,572,134
Allspring Premier Large Company Growth Fund Class R6†	13,694,934	36,396	(1,283,326)	21,178	4,041,993	16,511,175
Allspring Special Large Value ETF†	0	30,421,200	0	0	1,137,116	31,558,316
Short-term investments
Allspring Government Money Market Fund Select Class	775,000	74,278,236	(46,927,577)	0	0	28,125,659
Affiliated securities no longer held at end of period
Allspring Special Large Cap Value Fund Class R6	18,063,351	164,603	(19,666,888)	2,721,591	(1,282,657)	0
				$3,315,463	$15,347,954	$132,192,008

	Shares, end of period	Dividends from affiliated Underlying Funds	capital gain distributions from affiliated Underlying Funds
Investment companies
Allspring Disciplined Small Cap Fund Class R6	757,400	$0	$0
Allspring Emerging Growth Fund Class R6†	843,759	0	766,071
Allspring Emerging Markets Equity Fund Class R6	481,629	0	0
Allspring Large Cap Growth Fund Class R6†	308,836	0	0
Allspring Premier Large Company Growth Fund Class R6†	1,033,240	0	0
Allspring Special Large Value ETF†	1,155,136	0	0
Short-term investments
Allspring Government Money Market Fund Select Class	28,125,659	514,182	0
Affiliated securities no longer held at end of period
Allspring Special Large Cap Value Fund Class R6	0	0	0
		$514,182	$766,071

†	Non-income-earning security
The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 3

Portfolio of investments—October 31, 2025 (unaudited)

Spectrum Aggressive Growth Fund
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Disciplined International Developed Markets Portfolio	17.70%	18.53%	$878,407	$4,260,064	$715,698	$2,393	$18,206	$51,223,498
Allspring Disciplined Large Cap Portfolio	47.31	47.46	5,191,130	25,646,320	873,382	11,025	57,177	163,766,669
Allspring Small Company Value Portfolio	1.50	1.56	520,811	285,757	79,434	35	1,916	9,689,369
			$6,590,348	$30,192,141	$1,668,514	$13,453	$77,299	$224,679,536
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
TOPIX Index	50	12-11-2025	$9,975,294	$10,816,949	$841,655	$0
Japanese Yen Futures	185	12-15-2025	15,922,785	15,069,406	0	(853,379)
Swiss Franc Futures	148	12-15-2025	23,559,349	23,106,500	0	(452,849)
E-Mini NASDAQ 100 Index	65	12-19-2025	31,661,380	33,805,200	2,143,820	0
E-Mini S&P 500 Index	109	12-19-2025	36,230,898	37,463,300	1,232,402	0
E-Mini Utilities Select Sector Futures	176	12-19-2025	16,166,450	15,875,200	0	(291,250)
MSCI Emerging Markets Index	310	12-19-2025	20,946,139	21,817,800	871,661	0
Ultra 10-Year U.S. Treasury Notes	887	12-19-2025	103,173,521	102,434,641	0	(738,880)
Short
Ultra U.S. Treasury Bond	(130)	12-19-2025	(15,758,013)	(15,766,563)	0	(8,550)
					$5,089,538	$(2,344,908)
The accompanying notes are an integral part of these financial statements.
4 | Multi-Asset Funds

Portfolio of investments—October 31, 2025 (unaudited)

Spectrum Conservative Growth Fund

	Shares	Value
Investment companies: 92.09%
Affiliated master portfolios: 32.31%
Allspring Disciplined International Developed Markets Portfolio		$8,240,659
Allspring Disciplined Large Cap Portfolio		30,495,323
Allspring Real Return Portfolio		24,915,101
Allspring Small Company Value Portfolio		1,198,125
		64,849,208
Alternative investment funds: 3.70%
Allspring Alternative Risk Premia Fund Class R6♠	869,090	7,422,028
Bond funds: 4.97%
Allspring High Yield Bond Fund Institutional Class♠	3,271,911	9,979,328
Exchange-traded funds: 41.16%
Allspring Broad Market Core Bond ETF♠	537,095	13,590,867
Allspring Core Plus ETF♠	386,841	9,767,735
Allspring Income Plus ETF♠	840,055	21,343,445
Allspring Special Large Value ETF♠†	149,356	4,080,406
iShares Core MSCI EAFE ETF	115,192	10,147,438
iShares Core MSCI Emerging Markets ETF	96,391	6,580,614
iShares Core S&P 500 ETF	14,546	9,967,356
iShares Core U.S. Aggregate Bond ETF	71,152	7,153,622
		82,631,483
Multi-asset funds: 4.86%
Allspring Diversified Income Builder Fund Class R6♠	1,529,913	9,760,847
Stock funds: 5.09%
Allspring Disciplined Small Cap Fund Class R6♠	146,841	2,267,219
Allspring Emerging Growth Fund Class R6♠†	101,212	1,282,354
Allspring Emerging Markets Equity Fund Class R6♠	63,983	2,263,706
Allspring Large Cap Growth Fund Class R6♠†	41,141	2,207,614
Allspring Premier Large Company Growth Fund Class R6♠†	137,493	2,197,131
		10,218,024
Total investment companies (Cost $160,655,828)		184,860,918

		Yield
Short-term investments: 6.10%
Investment companies: 6.10%
Allspring Government Money Market Fund Select Class♠∞		4.06%	12,236,177	12,236,177
Total short-term investments (Cost $12,236,177)				12,236,177
Total investments in securities (Cost $172,892,005)	98.19%			197,097,095
Other assets and liabilities, net	1.81			3,636,955
Total net assets	100.00%			$200,734,050

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
∞	The rate represents the 7-day annualized yield at period end.
The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 5

Portfolio of investments—October 31, 2025 (unaudited)

Spectrum Conservative Growth Fund
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Alternative Risk Premia Fund Class R6	$6,979,744	$16,968	$(35,362)	$(4,720)	$465,398	$7,422,028
Allspring Broad Market Core Bond ETF	13,346,440	160,042	(101,334)	(228)	185,947	13,590,867
Allspring Core Plus ETF	9,584,698	92,603	(79,993)	(47)	170,474	9,767,735
Allspring Disciplined Small Cap Fund Class R6	1,924,882	502	(193,321)	10,669	524,487	2,267,219
Allspring Diversified Income Builder Fund Class R6	9,081,454	269,486	(377,428)	5,747	781,588	9,760,847
Allspring Emerging Growth Fund Class R6†	1,152,559	91,921	(111,893)	(45)	149,812	1,282,354
Allspring Emerging Markets Equity Fund Class R6	1,558,920	390,473	(156,111)	45,344	425,080	2,263,706
Allspring High Yield Bond Fund Institutional Class	13,480,179	407,377	(4,219,065)	86,514	224,323	9,979,328
Allspring Income Plus ETF	22,088,509	23,920	(1,238,684)	8,767	460,933	21,343,445
Allspring Large Cap Growth Fund Class R6†	1,941,945	8	(244,227)	14,934	494,954	2,207,614
Allspring Premier Large Company Growth Fund Class R6†	1,937,854	20	(291,578)	19,322	531,513	2,197,131
Allspring Special Large Value ETF†	0	3,933,380	0	0	147,026	4,080,406
Short-term investments
Allspring Government Money Market Fund Select Class	400,000	30,193,522	(18,357,345)	0	0	12,236,177
Affiliated securities no longer held at end of period
Allspring Special Large Cap Value Fund Class R6	2,323,249	0	(2,501,187)	330,043	(152,105)	0
				$516,300	$4,409,430	$98,398,857

	Shares, end of period	Dividends from affiliated Underlying Funds	capital gain distributions from affiliated Underlying Funds
Investment companies
Allspring Alternative Risk Premia Fund Class R6	869,090	$0	$0
Allspring Broad Market Core Bond ETF	537,095	327,744	0
Allspring Core Plus ETF	386,841	226,486	0
Allspring Disciplined Small Cap Fund Class R6	146,841	0	0
Allspring Diversified Income Builder Fund Class R6	1,529,913	269,486	0
Allspring Emerging Growth Fund Class R6†	101,212	0	91,893
Allspring Emerging Markets Equity Fund Class R6	63,983	0	0
Allspring High Yield Bond Fund Institutional Class	3,271,911	403,921	0
Allspring Income Plus ETF	840,055	517,306	0
Allspring Large Cap Growth Fund Class R6†	41,141	0	0
Allspring Premier Large Company Growth Fund Class R6†	137,493	0	0
Allspring Special Large Value ETF†	149,356	0	0
Short-term investments
Allspring Government Money Market Fund Select Class	12,236,177	208,866	0
Affiliated securities no longer held at end of period
Allspring Special Large Cap Value Fund Class R6	0	0	0
		$1,953,809	$91,893

†	Non-income-earning security
The accompanying notes are an integral part of these financial statements.
6 | Multi-Asset Funds

Portfolio of investments—October 31, 2025 (unaudited)

Spectrum Conservative Growth Fund
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Core Bond Portfolio	0.36%	0.00%	$(24,974)	$484,068	$135,196	$0	$3,591	$0
Allspring Disciplined International Developed Markets Portfolio	2.34	2.98	132,665	621,199	351	105,037	2,759	8,240,659
Allspring Disciplined Large Cap Portfolio	6.30	8.84	870,175	3,690,020	1,791	143,652	9,701	30,495,323
Allspring Real Return Portfolio	8.12	7.42	4,250	1,628,067	205,546	59,362	126,842	24,915,101
Allspring Small Company Value Portfolio	0.19	0.19	64,539	53,547	4	9,793	236	1,198,125
			$1,046,655	$6,476,901	$342,888	$317,844	$143,129	$64,849,208
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
TOPIX Index	19	12-11-2025	$3,790,612	$4,110,441	$319,829	$0
Japanese Yen Futures	70	12-15-2025	6,024,517	5,701,937	0	(322,580)
Swiss Franc Futures	57	12-15-2025	9,073,533	8,899,125	0	(174,408)
10-Year U.S. Treasury Notes	209	12-19-2025	23,665,578	23,548,422	0	(117,156)
E-Mini NASDAQ 100 Index	12	12-19-2025	5,845,178	6,240,960	395,782	0
E-Mini S&P 500 Index	25	12-19-2025	8,307,149	8,592,500	285,351	0
E-Mini Utilities Select Sector Futures	66	12-19-2025	6,062,419	5,953,200	0	(109,219)
MSCI Emerging Markets Index	58	12-19-2025	3,932,293	4,082,040	149,747	0
U.S. Long Term Bond	9	12-19-2025	1,039,305	1,055,812	16,507	0
Ultra 10-Year U.S. Treasury Notes	405	12-19-2025	47,113,171	46,771,172	0	(341,999)
5-Year U.S. Treasury Notes	28	12-31-2025	3,061,292	3,057,906	0	(3,386)
Short
Ultra U.S. Treasury Bond	(41)	12-19-2025	(4,969,834)	(4,972,531)	0	(2,697)
					$1,167,216	$(1,071,445)
The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 7

Portfolio of investments—October 31, 2025 (unaudited)

Spectrum Growth Fund

	Shares	Value
Investment companies: 96.19%
Affiliated master portfolios: 37.41%
Allspring Disciplined International Developed Markets Portfolio		$12,078,025
Allspring Disciplined Large Cap Portfolio		38,561,055
Allspring Real Return Portfolio		23,596,785
Allspring Small Company Value Portfolio		1,989,512
		76,225,377
Alternative investment funds: 2.33%
Allspring Alternative Risk Premia Fund Class R6♠	555,914	4,747,507
Bond funds: 2.92%
Allspring High Yield Bond Fund Institutional Class♠	1,950,731	5,949,728
Exchange-traded funds: 39.49%
Allspring Broad Market Core Bond ETF♠	301,140	7,620,167
Allspring Core Plus ETF♠	301,501	7,612,900
Allspring Income Plus ETF♠	298,290	7,578,714
Allspring Special Large Value ETF♠†	297,478	8,127,099
iShares Core MSCI EAFE ETF	157,219	13,849,512
iShares Core MSCI Emerging Markets ETF	126,407	8,629,806
iShares Core S&P 500 ETF	37,191	25,484,389
iShares Core U.S. Aggregate Bond ETF	15,592	1,567,619
		80,470,206
Multi-asset funds: 5.70%
Allspring Diversified Income Builder Fund Class R6♠	1,819,771	11,610,138
Stock funds: 8.34%
Allspring Disciplined Small Cap Fund Class R6♠	151,611	2,340,873
Allspring Emerging Growth Fund Class R6♠†	168,090	2,129,694
Allspring Emerging Markets Equity Fund Class R6♠	120,721	4,271,103
Allspring Large Cap Growth Fund Class R6♠†	77,017	4,132,742
Allspring Premier Large Company Growth Fund Class R6♠†	258,533	4,131,354
		17,005,766
Total investment companies (Cost $150,557,208)		196,008,722

		Yield
Short-term investments: 1.96%
Investment companies: 1.96%
Allspring Government Money Market Fund Select Class♠∞		4.06%	4,002,310	4,002,310
Total short-term investments (Cost $4,002,310)				4,002,310
Total investments in securities (Cost $154,559,518)	98.15%			200,011,032
Other assets and liabilities, net	1.85			3,771,504
Total net assets	100.00%			$203,782,536

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
∞	The rate represents the 7-day annualized yield at period end.
The accompanying notes are an integral part of these financial statements.
8 | Multi-Asset Funds

Portfolio of investments—October 31, 2025 (unaudited)

Spectrum Growth Fund
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Alternative Risk Premia Fund Class R6	$4,469,208	$5,554	$(21,815)	$(3,108)	$297,668	$4,747,507
Allspring Broad Market Core Bond ETF	4,075,061	3,467,319	(25,122)	(199)	103,108	7,620,167
Allspring Core Plus ETF	3,625,758	3,893,142	(29,584)	(162)	123,746	7,612,900
Allspring Disciplined Small Cap Fund Class R6	3,676,672	0	(2,089,573)	223,203	530,571	2,340,873
Allspring Diversified Income Builder Fund Class R6	10,459,035	319,162	(100,053)	892	931,102	11,610,138
Allspring Emerging Growth Fund Class R6†	2,206,318	152,613	(511,220)	15,994	265,989	2,129,694
Allspring Emerging Markets Equity Fund Class R6	3,527,359	0	(213,571)	27,297	930,018	4,271,103
Allspring High Yield Bond Fund Institutional Class	13,861,812	467,499	(8,706,348)	300,075	26,690	5,949,728
Allspring Income Plus ETF	3,816,804	3,651,793	(17,459)	(54)	127,630	7,578,714
Allspring Large Cap Growth Fund Class R6†	3,530,134	0	(342,844)	(2,106)	947,558	4,132,742
Allspring Premier Large Company Growth Fund Class R6†	3,524,938	0	(416,413)	2,010	1,020,819	4,131,354
Allspring Special Large Value ETF†	0	7,834,262	0	0	292,837	8,127,099
Short-term investments
Allspring Government Money Market Fund Select Class	200,000	21,408,675	(17,606,365)	0	0	4,002,310
Affiliated securities no longer held at end of period
Allspring Special Large Cap Value Fund Class R6	4,620,407	0	(4,979,739)	621,827	(262,495)	0
				$1,185,669	$5,335,241	$74,254,329

	Shares, end of period	Dividends from affiliated Underlying Funds	capital gain distributions from affiliated Underlying Funds
Investment companies
Allspring Alternative Risk Premia Fund Class R6	555,914	$0	$0
Allspring Broad Market Core Bond ETF	301,140	157,231	0
Allspring Core Plus ETF	301,501	148,323	0
Allspring Disciplined Small Cap Fund Class R6	151,611	0	0
Allspring Diversified Income Builder Fund Class R6	1,819,771	319,162	0
Allspring Emerging Growth Fund Class R6†	168,090	0	152,613
Allspring Emerging Markets Equity Fund Class R6	120,721	0	0
Allspring High Yield Bond Fund Institutional Class	1,950,731	342,618	0
Allspring Income Plus ETF	298,290	157,187	0
Allspring Large Cap Growth Fund Class R6†	77,017	0	0
Allspring Premier Large Company Growth Fund Class R6†	258,533	0	0
Allspring Special Large Value ETF†	297,478	0	0
Short-term investments
Allspring Government Money Market Fund Select Class	4,002,310	122,873	0
Affiliated securities no longer held at end of period
Allspring Special Large Cap Value Fund Class R6	0	0	0
		$1,247,394	$152,613

†	Non-income-earning security
The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 9

Portfolio of investments—October 31, 2025 (unaudited)

Spectrum Growth Fund
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Core Bond Portfolio	0.08%	0.00%	$(6,050)	$21,445	$0	$31,153	$823	$0
Allspring Disciplined International Developed Markets Portfolio	4.31	4.37	207,434	1,106,350	169,735	567	4,302	12,078,025
Allspring Disciplined Large Cap Portfolio	11.40	11.17	1,221,700	5,888,517	205,448	2,599	13,452	38,561,055
Allspring Real Return Portfolio	7.44	7.03	10,505	1,592,287	55,946	193,839	119,686	23,596,785
Allspring Small Company Value Portfolio	0.37	0.32	105,010	116,372	17,150	7	412	1,989,512
			$1,538,599	$8,724,971	$448,279	$228,165	$138,675	$76,225,377
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
TOPIX Index	19	12-11-2025	$3,790,612	$4,110,441	$319,829	$0
Japanese Yen Futures	71	12-15-2025	6,110,889	5,783,394	0	(327,495)
Swiss Franc Futures	57	12-15-2025	9,073,533	8,899,125	0	(174,408)
10-Year U.S. Treasury Notes	150	12-19-2025	16,986,122	16,900,781	0	(85,341)
E-Mini NASDAQ 100 Index	25	12-19-2025	12,177,454	13,002,000	824,546	0
E-Mini S&P 500 Index	14	12-19-2025	4,656,614	4,811,800	155,186	0
E-Mini Utilities Select Sector Futures	67	12-19-2025	6,154,274	6,043,400	0	(110,874)
MSCI Emerging Markets Index	118	12-19-2025	7,971,707	8,304,840	333,133	0
U.S. Long Term Bond	5	12-19-2025	579,388	586,562	7,174	0
Ultra 10-Year U.S. Treasury Notes	333	12-19-2025	38,733,079	38,456,297	0	(276,782)
5-Year U.S. Treasury Notes	16	12-31-2025	1,748,159	1,747,375	0	(784)
Short
Ultra U.S. Treasury Bond	(46)	12-19-2025	(5,574,194)	(5,578,938)	0	(4,744)
					$1,639,868	$(980,428)
The accompanying notes are an integral part of these financial statements.
10 | Multi-Asset Funds

Portfolio of investments—October 31, 2025 (unaudited)

Spectrum Income Allocation Fund

	Shares	Value
Investment companies: 90.98%
Affiliated master portfolios: 28.82%
Allspring Core Bond Portfolio		$8,717,874
Allspring Disciplined International Developed Markets Portfolio		1,885,806
Allspring Disciplined Large Cap Portfolio		4,006,622
Allspring Real Return Portfolio		10,922,608
		25,532,910
Alternative investment funds: 3.34%
Allspring Alternative Risk Premia Fund Class R6♠	346,017	2,954,986
Bond funds: 6.15%
Allspring High Yield Bond Fund Institutional Class♠	1,787,974	5,453,320
Exchange-traded funds: 43.65%
Allspring Broad Market Core Bond ETF♠	388,961	9,842,425
Allspring Core Plus ETF♠	353,710	8,931,178
Allspring Income Plus ETF♠	349,513	8,880,147
Allspring Special Large Value ETF♠†	34,116	932,049
iShares Core MSCI EAFE ETF	31,668	2,789,634
iShares Core MSCI Emerging Markets ETF	14,732	1,005,753
iShares Core S&P 500 ETF	1,466	1,005,235
iShares Core U.S. Aggregate Bond ETF	52,590	5,287,398
		38,673,819
Multi-asset funds: 4.49%
Allspring Diversified Income Builder Fund Class R6♠	623,139	3,975,624
Stock funds: 4.53%
Allspring Disciplined Small Cap Fund Class R6♠	66,436	1,025,771
Allspring Emerging Markets Equity Fund Class R6♠	28,790	1,018,607
Allspring Large Cap Growth Fund Class R6♠†	18,360	985,209
Allspring Premier Large Company Growth Fund Class R6♠†	61,513	982,983
		4,012,570
Total investment companies (Cost $77,246,049)		80,603,229

		Yield
Short-term investments: 7.06%
Investment companies: 7.06%
Allspring Government Money Market Fund Select Class♠∞		4.06%	6,257,222	6,257,222
Total short-term investments (Cost $6,257,222)				6,257,222
Total investments in securities (Cost $83,503,271)	98.04%			86,860,451
Other assets and liabilities, net	1.96			1,734,248
Total net assets	100.00%			$88,594,699

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
∞	The rate represents the 7-day annualized yield at period end.
The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 11

Portfolio of investments—October 31, 2025 (unaudited)

Spectrum Income Allocation Fund
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Alternative Risk Premia Fund Class R6	$2,794,586	$52,641	$(75,439)	$(3,210)	$186,408	$2,954,986
Allspring Broad Market Core Bond ETF	10,251,438	130,444	(672,380)	8,901	124,022	9,842,425
Allspring Core Plus ETF	8,868,856	108,102	(200,620)	378	154,462	8,931,178
Allspring Disciplined Small Cap Fund Class R6	265,703	625,723	(37,885)	1,969	170,261	1,025,771
Allspring Diversified Income Builder Fund Class R6	3,735,585	190,566	(272,001)	3,319	318,155	3,975,624
Allspring Emerging Markets Equity Fund Class R6	268,985	618,083	(33,257)	12,473	152,323	1,018,607
Allspring High Yield Bond Fund Institutional Class	5,696,420	284,148	(657,612)	(2,002)	132,366	5,453,320
Allspring Income Plus ETF	8,858,705	105,015	(275,387)	(458)	192,272	8,880,147
Allspring Large Cap Growth Fund Class R6†	268,059	617,330	(39,625)	5,589	133,856	985,209
Allspring Premier Large Company Growth Fund Class R6†	267,494	619,654	(46,756)	4,138	138,453	982,983
Allspring Special Large Value ETF†	0	898,465	0	0	33,584	932,049
Short-term investments
Allspring Government Money Market Fund Select Class	200,000	15,906,129	(9,848,907)	0	0	6,257,222
Affiliated securities no longer held at end of period
Allspring Emerging Growth Fund Class R6†	176,771	4,266	(199,667)	12,031	6,599	0
Allspring Special Large Cap Value Fund Class R6	356,326	3,307	(386,776)	95,170	(68,027)	0
				$138,298	$1,674,734	$51,239,521

	Shares, end of period	Dividends from affiliated Underlying Funds
Investment companies
Allspring Alternative Risk Premia Fund Class R6	346,017	$0
Allspring Broad Market Core Bond ETF	388,961	241,431
Allspring Core Plus ETF	353,710	207,312
Allspring Disciplined Small Cap Fund Class R6	66,436	0
Allspring Diversified Income Builder Fund Class R6	623,139	109,549
Allspring Emerging Markets Equity Fund Class R6	28,790	0
Allspring High Yield Bond Fund Institutional Class	1,787,974	192,191
Allspring Income Plus ETF	349,513	212,525
Allspring Large Cap Growth Fund Class R6†	18,360	0
Allspring Premier Large Company Growth Fund Class R6†	61,513	0
Allspring Special Large Value ETF†	34,116	0
Short-term investments
Allspring Government Money Market Fund Select Class	6,257,222	136,096
Affiliated securities no longer held at end of period
Allspring Emerging Growth Fund Class R6†	0	0
Allspring Special Large Cap Value Fund Class R6	0	0
		$1,099,104

†	Non-income-earning security
The accompanying notes are an integral part of these financial statements.
12 | Multi-Asset Funds

Portfolio of investments—October 31, 2025 (unaudited)

Spectrum Income Allocation Fund
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Core Bond Portfolio	0.36%	0.17%	$(5,150)	$140,631	$276,795	$0	$6,939	$8,717,874
Allspring Disciplined International Developed Markets Portfolio	0.42	0.68	28,753	137,183	73	21,951	598	1,885,806
Allspring Disciplined Large Cap Portfolio	1.14	1.16	124,262	590,089	264	20,830	1,373	4,006,622
Allspring Real Return Portfolio	3.60	3.25	1,588	720,435	90,186	26,040	55,645	10,922,608
Allspring Small Company Value Portfolio	0.03	0.00	(1,199)	13,730	0	488	11	0
			$148,254	$1,602,068	$367,318	$69,309	$64,566	$25,532,910
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
TOPIX Index	8	12-11-2025	$1,596,047	$1,730,712	$134,665	$0
Japanese Yen Futures	31	12-15-2025	2,667,884	2,525,144	0	(142,740)
Swiss Franc Futures	26	12-15-2025	4,138,805	4,059,250	0	(79,555)
10-Year U.S. Treasury Notes	92	12-19-2025	10,412,778	10,365,812	0	(46,966)
E-Mini NASDAQ 100 Index	5	12-19-2025	2,435,491	2,600,400	164,909	0
E-Mini S&P 500 Index	14	12-19-2025	4,652,100	4,811,800	159,700	0
E-Mini Utilities Select Sector Futures	29	12-19-2025	2,663,790	2,615,800	0	(47,990)
MSCI Emerging Markets Index	26	12-19-2025	1,762,707	1,829,880	67,173	0
U.S. Long Term Bond	5	12-19-2025	572,280	586,563	14,283	0
Ultra 10-Year U.S. Treasury Notes	165	12-19-2025	19,193,284	19,054,922	0	(138,362)
5-Year U.S. Treasury Notes	15	12-31-2025	1,638,914	1,638,164	0	(750)
Short
Ultra U.S. Treasury Bond	(18)	12-19-2025	(2,182,317)	(2,183,063)	0	(746)
					$540,730	$(457,109)
The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 13

Portfolio of investments—October 31, 2025 (unaudited)

Spectrum Moderate Growth Fund

	Shares	Value
Investment companies: 96.22%
Affiliated master portfolios: 34.94%
Allspring Disciplined International Developed Markets Portfolio		$21,860,018
Allspring Disciplined Large Cap Portfolio		78,870,019
Allspring Real Return Portfolio		49,915,729
Allspring Small Company Value Portfolio		2,190,333
		152,836,099
Alternative investment funds: 3.80%
Allspring Alternative Risk Premia Fund Class R6♠	1,946,418	16,622,410
Bond funds: 3.89%
Allspring High Yield Bond Fund Institutional Class♠	5,575,633	17,005,682
Exchange-traded funds: 42.46%
Allspring Broad Market Core Bond ETF♠	1,143,596	28,938,011
Allspring Core Plus ETF♠	818,688	20,671,872
Allspring Income Plus ETF♠	1,458,277	37,050,735
Allspring Special Large Value ETF♠†	320,384	8,752,891
iShares Core MSCI EAFE ETF	292,715	25,785,264
iShares Core MSCI Emerging Markets ETF	205,988	14,062,801
iShares Core S&P 500 ETF	67,494	46,248,228
iShares Core U.S. Aggregate Bond ETF	42,064	4,229,115
		185,738,917
Multi-asset funds: 5.05%
Allspring Diversified Income Builder Fund Class R6♠	3,464,516	22,103,614
Stock funds: 6.08%
Allspring Disciplined Small Cap Fund Class R6♠	322,914	4,985,790
Allspring Emerging Growth Fund Class R6♠†	186,515	2,363,140
Allspring Emerging Markets Equity Fund Class R6♠	271,205	9,595,249
Allspring Large Cap Growth Fund Class R6♠†	89,482	4,801,627
Allspring Premier Large Company Growth Fund Class R6♠†	301,734	4,821,711
		26,567,517
Total investment companies (Cost $338,440,573)		420,874,239

		Yield
Short-term investments: 1.94%
Investment companies: 1.94%
Allspring Government Money Market Fund Select Class♠∞		4.06%	8,505,593	8,505,593
Total short-term investments (Cost $8,505,593)				8,505,593
Total investments in securities (Cost $346,946,166)	98.16%			429,379,832
Other assets and liabilities, net	1.84			8,037,560
Total net assets	100.00%			$437,417,392

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
∞	The rate represents the 7-day annualized yield at period end.
The accompanying notes are an integral part of these financial statements.
14 | Multi-Asset Funds

Portfolio of investments—October 31, 2025 (unaudited)

Spectrum Moderate Growth Fund
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Alternative Risk Premia Fund Class R6	$15,600,272	$1,674	$(11,244)	$(1,432)	$1,033,140	$16,622,410
Allspring Broad Market Core Bond ETF	12,879,711	15,681,685	(9,994)	(123)	386,732	28,938,011
Allspring Core Plus ETF	11,898,678	8,439,633	(7,931)	(69)	341,561	20,671,872
Allspring Disciplined Small Cap Fund Class R6	6,010,754	59	(2,416,096)	236,289	1,154,784	4,985,790
Allspring Diversified Income Builder Fund Class R6	20,040,285	608,698	(322,934)	4,957	1,772,608	22,103,614
Allspring Emerging Growth Fund Class R6†	3,999,020	169,404	(2,283,859)	92,203	386,372	2,363,140
Allspring Emerging Markets Equity Fund Class R6	6,082,832	1,995,747	(429,416)	61,476	1,884,610	9,595,249
Allspring High Yield Bond Fund Institutional Class	26,325,062	863,181	(10,800,665)	181,810	436,294	17,005,682
Allspring Income Plus ETF	31,408,120	4,907,151	(21,887)	(45)	757,396	37,050,735
Allspring Large Cap Growth Fund Class R6†	6,063,947	0	(2,652,334)	107,061	1,282,953	4,801,627
Allspring Premier Large Company Growth Fund Class R6†	6,051,217	0	(2,762,329)	324,573	1,208,250	4,821,711
Allspring Special Large Value ETF†	0	8,437,505	0	0	315,386	8,752,891
Short-term investments
Allspring Government Money Market Fund Select Class	825,000	39,746,136	(32,065,543)	0	0	8,505,593
Affiliated securities no longer held at end of period
Allspring Special Large Cap Value Fund Class R6	8,060,715	0	(8,686,509)	1,069,033	(443,239)	0
				$2,075,733	$10,516,847	$186,218,325

	Shares, end of period	Dividends from affiliated Underlying Funds	capital gain distributions from affiliated Underlying Funds
Investment companies
Allspring Alternative Risk Premia Fund Class R6	1,946,418	$0	$0
Allspring Broad Market Core Bond ETF	1,143,596	574,731	0
Allspring Core Plus ETF	818,688	418,198	0
Allspring Disciplined Small Cap Fund Class R6	322,914	0	0
Allspring Diversified Income Builder Fund Class R6	3,464,516	608,698	0
Allspring Emerging Growth Fund Class R6†	186,515	0	169,342
Allspring Emerging Markets Equity Fund Class R6	271,205	0	0
Allspring High Yield Bond Fund Institutional Class	5,575,633	749,480	0
Allspring Income Plus ETF	1,458,277	855,769	0
Allspring Large Cap Growth Fund Class R6†	89,482	0	0
Allspring Premier Large Company Growth Fund Class R6†	301,734	0	0
Allspring Special Large Value ETF†	320,384	0	0
Short-term investments
Allspring Government Money Market Fund Select Class	8,505,593	233,619	0
Affiliated securities no longer held at end of period
Allspring Special Large Cap Value Fund Class R6	0	0	0
		$3,440,495	$169,342

†	Non-income-earning security
The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 15

Portfolio of investments—October 31, 2025 (unaudited)

Spectrum Moderate Growth Fund
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Core Bond Portfolio	0.34%	0.00%	$(24,267)	$(774,755)	$0	$129,376	$3,426	$0
Allspring Disciplined International Developed Markets Portfolio	7.85	7.91	375,439	2,042,747	307,985	1,027	7,790	21,860,018
Allspring Disciplined Large Cap Portfolio	20.22	22.86	2,392,549	12,125,054	399,355	5,021	26,475	78,870,019
Allspring Real Return Portfolio	15.85	14.86	15,985	3,470,040	118,542	410,577	253,476	49,915,729
Allspring Small Company Value Portfolio	0.67	0.35	104,761	160,018	23,310	8	552	2,190,333
			$2,864,467	$17,023,104	$849,192	$546,009	$291,719	$152,836,099
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
TOPIX Index	41	12-11-2025	$8,179,741	$8,869,898	$690,157	$0
Japanese Yen Futures	152	12-15-2025	13,082,343	12,381,350	0	(700,993)
Swiss Franc Futures	123	12-15-2025	19,579,729	19,203,375	0	(376,354)
10-Year U.S. Treasury Notes	502	12-19-2025	56,855,850	56,561,281	0	(294,569)
E-Mini NASDAQ 100 Index	54	12-19-2025	26,303,300	28,084,320	1,781,020	0
E-Mini S&P 500 Index	29	12-19-2025	9,636,493	9,967,300	330,807	0
E-Mini Utilities Select Sector Futures	144	12-19-2025	13,227,095	12,988,800	0	(238,295)
MSCI Emerging Markets Index	254	12-19-2025	17,157,523	17,876,520	718,997	0
U.S. Long Term Bond	10	12-19-2025	1,144,980	1,173,125	28,145	0
Ultra 10-Year U.S. Treasury Notes	656	12-19-2025	76,299,265	75,757,750	0	(541,515)
5-Year U.S. Treasury Notes	33	12-31-2025	3,605,783	3,603,961	0	(1,822)
Short
Ultra U.S. Treasury Bond	(98)	12-19-2025	(11,877,304)	(11,885,562)	0	(8,258)
					$3,549,126	$(2,161,806)
The accompanying notes are an integral part of these financial statements.
16 | Multi-Asset Funds

Statements of assets and liabilities—October 31, 2025 (unaudited)
Financial statements
Statements of assets and liabilities
	Spectrum Aggressive Growth Fund	Spectrum Conservative Growth Fund
Assets
Investments in affiliated Master Portfolios, at value (cost $121,031,385 and $56,912,789, respectively)	$224,679,536	$64,849,208
Investments in unaffiliated Underlying Funds, at value (cost $109,214,078 and $23,620,518, respectively)	173,338,068	33,849,030
Investments in affiliated Underlying Funds, at value (cost $114,069,083 and $92,358,698, respectively)	132,192,008	98,398,857
Cash at broker segregated for futures contracts	10,483,847	3,863,809
Receivable for daily variation margin on open futures contracts	401,316	102,314
Receivable for dividends	111,740	103,751
Receivable for Fund shares sold	66,840	88,869
Prepaid expenses and other assets	46,108	41,133
Total assets	541,319,463	201,296,971
Liabilities
Payable for Fund shares redeemed	444,404	218,857
Payable for daily variation margin on open futures contracts	305,586	119,350
Shareholder servicing fees payable	118,915	44,574
Management fee payable	110,578	33,530
Administration fees payable	90,812	36,116
Distribution fee payable	31,922	12,203
Trustees’ fees and expenses payable	525	2,052
Payable for investments purchased	0	56,516
Accrued expenses and other liabilities	37,921	39,723
Total liabilities	1,140,663	562,921
Total net assets	$540,178,800	$200,734,050
Net assets consist of
Paid-in capital	$326,559,562	$186,613,819
Total distributable earnings (loss)	213,619,238	14,120,231
Total net assets	$540,178,800	$200,734,050
Computation of net asset value and offering price per share
Net assets–Class A	$392,412,734	$178,724,424
Shares outstanding–Class A1	15,514,243	16,544,198
Net asset value per share–Class A	$25.29	$10.80
Maximum offering price per share – Class A2	$26.83	$11.46
Net assets–Class C	$47,422,516	$18,044,451
Shares outstanding–Class C1	1,914,365	1,614,736
Net asset value per share–Class C	$24.77	$11.17
Net assets–Administrator Class	$89,227,914	N/A
Shares outstanding–Administrator Class[1]	3,512,650	N/A
Net asset value per share–Administrator Class	$25.40	N/A
Net assets–Institutional Class	$11,115,636	$3,965,175
Shares outstanding–Institutional Class[1]	435,403	366,093
Net asset value per share–Institutional Class	$25.53	$10.83
1 Each Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 17

Statements of assets and liabilities—October 31, 2025 (unaudited)
Statements of assets and liabilities

	Spectrum Growth Fund	Spectrum Income Allocation Fund	Spectrum Moderate Growth Fund
Assets
Investments in affiliated Master Portfolios, at value (cost $54,596,104, $26,169,102 and $112,685,819, respectively)	$76,225,377	$25,532,910	$152,836,099
Investments in unaffiliated Underlying Funds, at value (cost $32,874,421, $8,591,631 and $61,565,094, respectively)	49,531,326	10,088,020	90,325,408
Investments in affiliated Underlying Funds, at value (cost $67,088,993, $48,742,538 and $172,695,253, respectively)	74,254,329	51,239,521	186,218,325
Cash at broker segregated for futures contracts	3,890,862	1,815,887	8,469,735
Receivable for daily variation margin on open futures contracts	126,164	46,534	270,625
Receivable for dividends	53,171	56,893	137,113
Receivable for Fund shares sold	11,429	766	21,790
Prepaid expenses and other assets	44,096	48,244	53,079
Total assets	204,136,754	88,828,775	438,332,174
Liabilities
Payable for Fund shares redeemed	23,070	58,720	246,381
Payable for daily variation margin on open futures contracts	122,480	52,510	265,218
Shareholder servicing fees payable	45,554	19,780	84,474
Management fee payable	34,158	5,588	77,711
Administration fees payable	36,709	16,076	75,149
Distribution fee payable	21,335	4,238	24,987
Trustees’ fees and expenses payable	1,746	1,733	1,163
Payable for investments purchased	33,695	30,884	96,308
Shareholder report expenses payable	3,675	12,398	15,735
Professional fees payable	25,280	24,991	18,624
Accrued expenses and other liabilities	6,516	7,158	9,032
Total liabilities	354,218	234,076	914,782
Total net assets	$203,782,536	$88,594,699	$437,417,392
Net assets consist of
Paid-in capital	$151,012,046	$103,290,342	$338,655,804
Total distributable earnings (loss)	52,770,490	(14,695,643)	98,761,588
Total net assets	$203,782,536	$88,594,699	$437,417,392
Computation of net asset value and offering price per share
Net assets–Class A	$169,596,517	$80,313,050	$336,011,391
Shares outstanding–Class A1	11,988,979	8,683,200	24,320,201
Net asset value per share–Class A	$14.15	$9.25	$13.82
Maximum offering price per share – Class A2	$15.01	$9.81	$14.66
Net assets–Class C	$31,870,242	$6,179,905	$37,053,339
Shares outstanding–Class C1	2,204,655	668,075	2,625,433
Net asset value per share–Class C	$14.46	$9.25	$14.11
Net assets–Institutional Class	$2,315,777	$2,101,744	$64,352,662
Shares outstanding–Institutional Class[1]	163,210	227,779	4,643,632
Net asset value per share–Institutional Class	$14.19	$9.23	$13.86
1 Each Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
18 | Multi-Asset Funds

Statements of operations
Statements of operations
	Spectrum Aggressive Growth Fund	Spectrum Conservative Growth Fund
Investment income
Dividends allocated from affiliated Master Portfolios (net of foreign withholding taxes of $105,734 and $15,935, respectively)	$1,668,514	$317,844
Dividends from unaffiliated securities	1,359,494	195,378
Interest	660,892	266,776
Dividends from affiliated Underlying Funds	514,182	1,953,809
Affiliated income allocated from affiliated Master Portfolios	77,299	143,129
Interest allocated from affiliated Master Portfolios (net of foreign withholding taxes of $0 and $10, respectively)	13,453	342,888
Expenses allocated from affiliated Master Portfolios	(343,864)	(119,379)
Waivers allocated from affiliated Master Portfolios	3,531	8,209
Total investment income	3,953,501	3,108,654
Expenses
Management fee	651,028	252,391
Administration fees
Class A	378,808	179,599
Class C	46,631	18,636
Administrator Class	55,309	N/A
Institutional Class	6,690	2,390
Shareholder servicing fees
Class A	473,511	224,499
Class C	57,055	22,580
Administrator Class	106,165	N/A
Distribution fee
Class C	170,513	67,514
Custody and accounting fees	13,967	11,248
Professional fees	17,308	19,879
Registration fees	47,801	37,446
Shareholder report expenses	22,405	15,025
Trustees’ fees and expenses	5,700	4,110
Other fees and expenses	10,821	6,460
Total expenses	2,063,712	861,777
Less: Fee waivers and/or expense reimbursements
Fund-level	(54,010)	(72,518)
Class A	(11,039)	(331)
Institutional Class	(275)	0
Net expenses	1,998,388	788,928
Net investment income	1,955,113	2,319,726
The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 19

Statements of operations
Statements of operations
	Spectrum Aggressive Growth Fund	Spectrum Conservative Growth Fund
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Investments allocated from affiliated Master Portfolios	$6,590,348	$1,046,655
Affiliated Underlying Funds	3,315,463	516,300
Unaffiliated securities	11,027,705	2,991,995
Foreign currency and foreign currency translations	(20,896)	(7,423)
Futures contracts	(2,089,111)	(944,882)
Capital gain distributions from affiliated Underlying Funds	766,071	91,893
Net realized gains on investments	19,589,580	3,694,538
Net change in unrealized gains (losses) on
Investments allocated from affiliated Master Portfolios	30,192,141	6,476,901
Affiliated Underlying Funds	15,347,954	4,409,430
Unaffiliated securities	21,016,574	2,012,473
Foreign currency and foreign currency translations	0	(1,478)
Futures contracts	6,474,813	1,133,331
Net change in unrealized gains (losses) on investments	73,031,482	14,030,657
Net realized and unrealized gains (losses) on investments	92,621,062	17,725,195
Net increase in net assets resulting from operations	$94,576,175	$20,044,921
The accompanying notes are an integral part of these financial statements.
20 | Multi-Asset Funds

Statements of operations
Statements of operations

	Spectrum Growth Fund	Spectrum Income Allocation Fund	Spectrum Moderate Growth Fund
Investment income
Dividends allocated from affiliated Master Portfolios (net of foreign withholding taxes of $25,880, $3,367, and $47,356, respectively)	$448,279	$69,309	$849,192
Dividends from unaffiliated securities	377,037	20,208	753,990
Interest	177,591	162,504	357,225
Dividends from affiliated Underlying Funds	1,247,394	1,099,104	3,440,495
Affiliated income allocated from affiliated Master Portfolios	138,675	64,566	291,719
Interest allocated from affiliated Master Portfolios (net of foreign withholding taxes of $10, $80, and $21, respectively)	228,165	367,318	546,009
Expenses allocated from affiliated Master Portfolios	(133,893)	(53,234)	(267,496)
Waivers allocated from affiliated Master Portfolios	7,587	4,598	15,809
Total investment income	2,490,835	1,734,373	5,986,943
Expenses
Management fee	251,405	114,490	541,940
Administration fees
Class A	167,221	82,632	332,918
Class C	31,826	6,961	37,820
Institutional Class	1,350	1,299	40,829
Shareholder servicing fees
Class A	209,026	103,290	416,148
Class C	39,054	8,295	45,910
Distribution fee
Class C	116,580	24,806	137,316
Custody and accounting fees	11,081	10,251	13,918
Professional fees	19,714	19,694	21,216
Registration fees	40,073	43,898	48,026
Shareholder report expenses	14,325	16,272	27,613
Trustees’ fees and expenses	4,125	3,239	4,637
Other fees and expenses	5,585	5,211	9,995
Total expenses	911,365	440,338	1,678,286
Less: Fee waivers and/or expense reimbursements
Fund-level	(72,042)	(88,121)	(122,944)
Class A	(315)	(122)	(754)
Net expenses	839,008	352,095	1,554,588
Net investment income	1,651,827	1,382,278	4,432,355
The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 21

Statements of operations
Statements of operations
	Spectrum Growth Fund	Spectrum Income Allocation Fund	Spectrum Moderate Growth Fund
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Investments allocated from affiliated Master Portfolios	$1,538,599	$148,254	$2,864,467
Affiliated Underlying Funds	1,185,669	138,298	2,075,733
Unaffiliated securities	1,436,559	1,340,055	2,287,831
Foreign currency and foreign currency translations	(9,401)	(6,063)	(31,335)
Futures contracts	(1,562,115)	(10,240)	(3,443,313)
Capital gain distributions from affiliated Underlying Funds	152,613	0	169,342
Net realized gains on investments	2,741,924	1,610,304	3,922,725
Net change in unrealized gains (losses) on
Investments allocated from affiliated Master Portfolios	8,724,971	1,602,068	17,023,104
Affiliated Underlying Funds	5,335,241	1,674,734	10,516,847
Unaffiliated securities	6,594,175	(257,487)	12,625,416
Foreign currency and foreign currency translations	1,337	2,950	11,961
Futures contracts	2,043,255	246,979	4,232,976
Net change in unrealized gains (losses) on investments	22,698,979	3,269,244	44,410,304
Net realized and unrealized gains (losses) on investments	25,440,903	4,879,548	48,333,029
Net increase in net assets resulting from operations	$27,092,730	$6,261,826	$52,765,384
The accompanying notes are an integral part of these financial statements.
22 | Multi-Asset Funds

Statement of changes in net assets
Statement of changes in net assets
	Spectrum Aggressive Growth Fund
	Six months ended October 31, 2025 (unaudited)		Year ended April 30, 2025
Operations
Net investment income		$1,955,113		$3,010,181
Net realized gains (losses) on investments		19,589,580		32,471,871
Net change in unrealized gains (losses) on investments		73,031,482		17,281,735
Net increase in net assets resulting from operations		94,576,175		52,763,787
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(13,733,401)
Class C		0		(14,883,161)
Administrator Class		0		(6,017,552)
Institutional Class		0		(659,400)
Total distributions to shareholders		0		(35,293,514)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	248,030	5,790,803	8,546,947	185,934,443
Class C	133,905	3,118,350	192,953	4,097,642
Administrator Class	80,326	1,909,510	87,769	1,902,489
Institutional Class	104,184	2,469,782	389,676	8,485,036
		13,288,445		200,419,610
Reinvestment of distributions
Class A	0	0	624,010	13,664,622
Class C	0	0	690,412	14,857,425
Administrator Class	0	0	273,418	6,011,560
Institutional Class	0	0	29,873	659,400
		0		35,193,007
Payment for shares redeemed
Class A	(982,704)	(22,961,348)	(1,785,466)	(38,598,795)
Class C	(302,641)	(6,971,423)	(9,560,830)	(204,814,876)
Administrator Class	(148,475)	(3,514,791)	(554,933)	(12,058,224)
Institutional Class	(89,301)	(2,113,792)	(285,678)	(6,172,155)
		(35,561,354)		(261,644,050)
Net decrease in net assets resulting from capital share transactions		(22,272,909)		(26,031,433)
Total increase (decrease) in net assets		72,303,266		(8,561,160)
Net assets
Beginning of period		467,875,534		476,436,694
End of period		$540,178,800		$467,875,534
The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 23

Statement of changes in net assets
Statement of changes in net assets

	Spectrum Conservative Growth Fund
	Six months ended October 31, 2025 (unaudited)		Year ended April 30, 2025
Operations
Net investment income		$2,319,726		$5,468,092
Net realized gains (losses) on investments		3,694,538		4,763,626
Net change in unrealized gains (losses) on investments		14,030,657		7,564,550
Net increase in net assets resulting from operations		20,044,921		17,796,268
Distributions to shareholders from
Net investment income and net realized gains
Class A		(2,558,336)		(3,133,852)
Class C		(188,359)		(2,434,767)
Institutional Class		(57,656)		(105,248)
Total distributions to shareholders		(2,804,351)		(5,673,867)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	213,902	2,242,952	10,099,925	101,215,151
Class C	78,351	850,641	205,543	2,077,549
Institutional Class	152,544	1,589,158	301,907	2,997,344
		4,682,751		106,290,044
Reinvestment of distributions
Class A	246,115	2,554,151	316,369	3,127,502
Class C	17,472	187,578	237,546	2,421,877
Institutional Class	5,541	57,656	10,624	105,248
		2,799,385		5,654,627
Payment for shares redeemed
Class A	(1,617,271)	(16,680,297)	(2,434,799)	(24,064,795)
Class C	(302,342)	(3,246,778)	(11,881,328)	(122,625,688)
Institutional Class	(139,011)	(1,439,215)	(787,858)	(7,707,093)
		(21,366,290)		(154,397,576)
Net decrease in net assets resulting from capital share transactions		(13,884,154)		(42,452,905)
Total increase (decrease) in net assets		3,356,416		(30,330,504)
Net assets
Beginning of period		197,377,634		227,708,138
End of period		$200,734,050		$197,377,634
The accompanying notes are an integral part of these financial statements.
24 | Multi-Asset Funds

Statement of changes in net assets
Statement of changes in net assets

	Spectrum Growth Fund
	Six months ended October 31, 2025 (unaudited)		Year ended April 30, 2025
Operations
Net investment income		$1,651,827		$3,604,151
Net realized gains (losses) on investments		2,741,924		10,455,830
Net change in unrealized gains (losses) on investments		22,698,979		5,327,386
Net increase in net assets resulting from operations		27,092,730		19,387,367
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(5,039,243)
Class C		0		(7,612,800)
Institutional Class		0		(161,964)
Total distributions to shareholders		0		(12,814,007)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	319,688	4,241,317	8,035,369	101,068,198
Class C	164,217	2,265,851	217,277	2,825,595
Institutional Class	109,292	1,444,240	252,304	3,241,288
		7,951,408		107,135,081
Reinvestment of distributions
Class A	0	0	393,416	4,983,967
Class C	0	0	583,943	7,603,660
Institutional Class	0	0	12,778	161,964
		0		12,749,591
Payment for shares redeemed
Class A	(1,023,694)	(13,615,305)	(1,740,340)	(21,836,374)
Class C	(355,857)	(4,867,971)	(9,272,907)	(119,978,339)
Institutional Class	(83,643)	(1,107,533)	(257,690)	(3,256,063)
		(19,590,809)		(145,070,776)
Net decrease in net assets resulting from capital share transactions		(11,639,401)		(25,186,104)
Total increase (decrease) in net assets		15,453,329		(18,612,744)
Net assets
Beginning of period		188,329,207		206,941,951
End of period		$203,782,536		$188,329,207
The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 25

Statement of changes in net assets
Statement of changes in net assets

	Spectrum Income Allocation Fund
	Six months ended October 31, 2025 (unaudited)		Year ended April 30, 2025
Operations
Net investment income		$1,382,278		$2,995,020
Net realized gains (losses) on investments		1,610,304		(116,458)
Net change in unrealized gains (losses) on investments		3,269,244		4,496,760
Net increase in net assets resulting from operations		6,261,826		7,375,322
Distributions to shareholders from
Net investment income and net realized gains
Class A		(1,520,251)		(1,441,911)
Class C		(102,136)		(1,674,205)
Institutional Class		(40,760)		(54,631)
Total distributions to shareholders		(1,663,147)		(3,170,747)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	177,194	1,588,122	6,688,790	58,985,331
Class C	53,771	472,166	53,900	474,165
Institutional Class	86,409	764,983	135,373	1,184,196
		2,825,271		60,643,692
Reinvestment of distributions
Class A	168,812	1,515,736	163,993	1,438,915
Class C	11,354	101,808	190,269	1,669,501
Institutional Class	4,546	40,760	6,243	54,631
		1,658,304		3,163,047
Payment for shares redeemed
Class A	(1,034,981)	(9,300,783)	(1,515,091)	(13,309,372)
Class C	(198,531)	(1,786,775)	(8,292,143)	(73,151,823)
Institutional Class	(49,492)	(439,922)	(450,954)	(3,900,880)
		(11,527,480)		(90,362,075)
Net decrease in net assets resulting from capital share transactions		(7,043,905)		(26,555,336)
Total increase (decrease) in net assets		(2,445,226)		(22,350,761)
Net assets
Beginning of period		91,039,925		113,390,686
End of period		$88,594,699		$91,039,925
The accompanying notes are an integral part of these financial statements.
26 | Multi-Asset Funds

Statement of changes in net assets
Statement of changes in net assets

	Spectrum Moderate Growth Fund
	Six months ended October 31, 2025 (unaudited)		Year ended April 30, 2025
Operations
Net investment income		$4,432,355		$9,536,696
Net realized gains (losses) on investments		3,922,725		16,313,766
Net change in unrealized gains (losses) on investments		44,410,304		13,711,805
Net increase in net assets resulting from operations		52,765,384		39,562,267
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(5,404,867)
Class C		0		(6,140,124)
Institutional Class		0		(2,319,269)
Total distributions to shareholders		0		(13,864,260)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	318,712	4,143,942	15,144,116	187,719,690
Class C	75,198	1,005,110	200,947	2,533,640
Institutional Class	306,494	3,956,180	839,674	10,346,402
		9,105,232		200,599,732
Reinvestment of distributions
Class A	0	0	438,487	5,349,126
Class C	0	0	489,479	6,134,853
Institutional Class	0	0	189,522	2,311,771
		0		13,795,750
Payment for shares redeemed
Class A	(1,809,701)	(23,581,305)	(3,220,887)	(39,441,031)
Class C	(427,414)	(5,677,031)	(16,994,729)	(215,967,926)
Institutional Class	(419,646)	(5,465,043)	(1,638,105)	(19,974,845)
		(34,723,379)		(275,383,802)
Net decrease in net assets resulting from capital share transactions		(25,618,147)		(60,988,320)
Total increase (decrease) in net assets		27,147,237		(35,290,313)
Net assets
Beginning of period		410,270,155		445,560,468
End of period		$437,417,392		$410,270,155
The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 27

Financial highlights
Financial highlights
Spectrum Aggressive Growth Fund
(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30		Year ended May 31
Class A		2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$20.97	$20.24	$17.22	$18.17	$22.82	$18.59	$16.52
Net investment income	0.10 [2]	0.17 [2]	0.14 [2]	0.17 [2]	0.25	0.14	0.19
Net realized and unrealized gains (losses) on investments	4.22	2.22	2.88	(0.24)	(1.74)	6.65	2.11
Total from investment operations	4.32	2.39	3.02	(0.07)	(1.49)	6.79	2.30
Distributions to shareholders from
Net investment income	0.00	(0.27)	0.00	(0.20)	(0.18)	(0.22)	(0.19)
Net realized gains	0.00	(1.39)	0.00	(0.60)	(2.98)	(2.34)	(0.04)
Tax basis return of capital	0.00	0.00	0.00	(0.08)	0.00	0.00	0.00
Total distributions to shareholders	0.00	(1.66)	0.00	(0.88)	(3.16)	(2.56)	(0.23)
Net asset value, end of period	$25.29	$20.97	$20.24	$17.22	$18.17	$22.82	$18.59
Total return[3]	20.60%	11.54%	17.54%	(0.20)%	(8.22)%	38.53%	13.91%
Ratios to average net assets (annualized)
Gross expenses*	0.75%	0.75%	0.75%	0.78%	0.76%	0.77%	0.77%
Net expenses*	0.72%	0.73%	0.74%	0.75%	0.75%	0.75%	0.75%
Net investment income	0.80%	0.79%	0.82%	1.02%	0.76%	0.63%	1.08%
Supplemental data
Portfolio turnover rate[4]	16%	29%	62%	38%	62%	82%	71%
Net assets, end of period (000s omitted)	$392,413	$340,684	$179,433	$120,576	$125,195	$66,239	$44,714

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended October 31, 2025 (unaudited)	0.13%
Year ended April 30, 2025	0.13%
Year ended April 30, 2024[1]	0.14%
Year ended May 31, 2023	0.16%
Year ended May 31, 2022	0.16%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.18%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
28 | Multi-Asset Funds

Financial highlights

Spectrum Aggressive Growth Fund
(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30		Year ended May 31
Class C		2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$20.61	$19.93	$17.07	$18.00	$22.63	$18.45	$16.39
Net investment income (loss)	0.01 [2]	0.05 [2]	0.02 [2]	0.04 [2]	(0.01)	(0.03)	0.07
Net realized and unrealized gains (losses) on investments	4.15	2.13	2.84	(0.24)	(1.63)	6.62	2.07
Total from investment operations	4.16	2.18	2.86	(0.20)	(1.64)	6.59	2.14
Distributions to shareholders from
Net investment income	0.00	(0.11)	0.00	(0.05)	(0.01)	(0.07)	(0.04)
Net realized gains	0.00	(1.39)	0.00	(0.60)	(2.98)	(2.34)	(0.04)
Tax basis return of capital	0.00	0.00	0.00	(0.08)	0.00	0.00	0.00
Total distributions to shareholders	0.00	(1.50)	0.00	(0.73)	(2.99)	(2.41)	(0.08)
Net asset value, end of period	$24.77	$20.61	$19.93	$17.07	$18.00	$22.63	$18.45
Total return[3]	20.18%	10.64%	16.75%	(0.96)%	(8.87)%	37.57%	13.06%
Ratios to average net assets (annualized)
Gross expenses*	1.47%	1.49%	1.50%	1.52%	1.50%	1.52%	1.52%
Net expenses*	1.45%	1.49%	1.49%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	0.07%	0.21%	0.11%	0.27%	(0.03)%	(0.12)%	0.33%
Supplemental data
Portfolio turnover rate[4]	16%	29%	62%	38%	62%	82%	71%
Net assets, end of period (000s omitted)	$47,423	$42,935	$214,467	$254,615	$302,402	$378,941	$323,778

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended October 31, 2025 (unaudited)	0.13%
Year ended April 30, 2025	0.14%
Year ended April 30, 2024[1]	0.14%
Year ended May 31, 2023	0.16%
Year ended May 31, 2022	0.16%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.18%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 29

Financial highlights

Spectrum Aggressive Growth Fund
(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30		Year ended May 31
Administrator Class		2025	2024[1]	2023	2022[2]
Net asset value, beginning of period	$21.05	$20.32	$17.28	$18.23	$20.11
Net investment income	0.10 [3]	0.20 [3]	0.16 [3]	0.19 [3]	0.06
Net realized and unrealized gains (losses) on investments	4.25	2.20	2.88	(0.25)	(1.94)
Total from investment operations	4.35	2.40	3.04	(0.06)	(1.88)
Distributions to shareholders from
Net investment income	0.00	(0.28)	0.00	(0.21)	0.00
Net realized gains	0.00	(1.39)	0.00	(0.60)	0.00
Tax basis return of capital	0.00	0.00	0.00	(0.08)	0.00
Total distributions to shareholders	0.00	(1.67)	0.00	(0.89)	0.00
Net asset value, end of period	$25.40	$21.05	$20.32	$17.28	$18.23
Total return[4]	20.67%	11.56%	17.59%	(0.10)%	(9.35)%
Ratios to average net assets (annualized)
Gross expenses*	0.67%	0.68%	0.68%	0.70%	0.67%
Net expenses*	0.65%	0.66%	0.67%	0.67%	0.67%
Net investment income	0.87%	0.94%	0.92%	1.10%	0.98%
Supplemental data
Portfolio turnover rate[5]	16%	29%	62%	38%	62%
Net assets, end of period (000s omitted)	$89,228	$75,372	$76,692	$71,010	$76,706

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended October 31, 2025 (unaudited)	0.13%
Year ended April 30, 2025	0.14%
Year ended April 30, 2024[1]	0.14%
Year ended May 31, 2023	0.16%
Year ended May 31, 2022[2]	0.15%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	For the period from February 4, 2022 (commencement of class operations) to May 31, 2022
[3]	Calculated based upon average shares outstanding
[4]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[5]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
30 | Multi-Asset Funds

Financial highlights

Spectrum Aggressive Growth Fund
(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30		Year ended May 31
Institutional Class		2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$21.13	$20.39	$17.30	$18.24	$22.87	$18.62	$16.55
Net investment income	0.13 [2]	0.25 [2]	0.20 [2]	0.23 [2]	0.27	0.22	0.29
Net realized and unrealized gains (losses) on investments	4.27	2.22	2.89	(0.24)	(1.69)	6.65	2.07
Total from investment operations	4.40	2.47	3.09	(0.01)	(1.42)	6.87	2.36
Distributions to shareholders from
Net investment income	0.00	(0.34)	0.00	(0.25)	(0.23)	(0.28)	(0.25)
Net realized gains	0.00	(1.39)	0.00	(0.60)	(2.98)	(2.34)	(0.04)
Tax basis return of capital	0.00	0.00	0.00	(0.08)	0.00	0.00	0.00
Total distributions to shareholders	0.00	(1.73)	0.00	(0.93)	(3.21)	(2.62)	(0.29)
Net asset value, end of period	$25.53	$21.13	$20.39	$17.30	$18.24	$22.87	$18.62
Total return[3]	20.82%	11.84%	17.86%	0.18%	(7.89)%	38.96%	14.26%
Ratios to average net assets (annualized)
Gross expenses*	0.43%	0.43%	0.43%	0.45%	0.43%	0.43%	0.44%
Net expenses*	0.40%	0.41%	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	1.10%	1.17%	1.15%	1.35%	1.00%	0.96%	1.40%
Supplemental data
Portfolio turnover rate[4]	16%	29%	62%	38%	62%	82%	71%
Net assets, end of period (000s omitted)	$11,116	$8,885	$5,844	$4,824	$5,794	$7,962	$2,281

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended October 31, 2025 (unaudited)	0.13%
Year ended April 30, 2025	0.14%
Year ended April 30, 2024[1]	0.14%
Year ended May 31, 2023	0.16%
Year ended May 31, 2022	0.16%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.18%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 31

Financial highlights

Spectrum Conservative Growth Fund
(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30		Year ended May 31
Class A		2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$9.90	$9.40	$9.04	$9.97	$11.73	$10.92	$10.30
Net investment income	0.12 [2]	0.28 [2]	0.24 [2]	0.33 [2]	0.28	0.14	0.15
Net realized and unrealized gains (losses) on investments	0.93	0.52	0.41	(0.65)	(0.85)	1.56	0.76
Total from investment operations	1.05	0.80	0.65	(0.32)	(0.57)	1.70	0.91
Distributions to shareholders from
Net investment income	(0.15)	(0.30)	(0.29)	(0.38)	(0.29)	(0.11)	(0.21)
Net realized gains	0.00	0.00	0.00	(0.23)	(0.90)	(0.78)	(0.08)
Total distributions to shareholders	(0.15)	(0.30)	(0.29)	(0.61)	(1.19)	(0.89)	(0.29)
Net asset value, end of period	$10.80	$9.90	$9.40	$9.04	$9.97	$11.73	$10.92
Total return[3]	10.69%	8.56%	7.32%	(3.11)%	(5.69)%	16.04%	8.95%
Ratios to average net assets (annualized)
Gross expenses*	0.79%	0.79%	0.79%	0.79%	0.78%	0.77%	0.77%
Net expenses*	0.72%	0.73%	0.74%	0.75%	0.75%	0.75%	0.75%
Net investment income	2.36%	2.83%	2.83%	3.58%	2.52%	1.07%	1.47%
Supplemental data
Portfolio turnover rate[4]	15%	103%	96%	93%	137%	152%	162%
Net assets, end of period (000s omitted)	$178,724	$175,285	$91,384	$31,509	$34,171	$40,354	$31,965

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended October 31, 2025 (unaudited)	0.11%
Year ended April 30, 2025	0.12%
Year ended April 30, 2024[1]	0.12%
Year ended May 31, 2023	0.13%
Year ended May 31, 2022	0.14%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.16%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
32 | Spectrum Conservative Growth Fund

Financial highlights

Spectrum Conservative Growth Fund
(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30		Year ended May 31
Class C		2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$10.24	$9.70	$9.30	$10.23	$11.98	$11.14	$10.50
Net investment income	0.09 [2]	0.22 [2]	0.19 [2]	0.27 [2]	0.21	0.04	0.09
Net realized and unrealized gains (losses) on investments	0.95	0.54	0.42	(0.67)	(0.88)	1.61	0.77
Total from investment operations	1.04	0.76	0.61	(0.40)	(0.67)	1.65	0.86
Distributions to shareholders from
Net investment income	(0.11)	(0.22)	(0.21)	(0.30)	(0.18)	(0.03)	(0.14)
Net realized gains	0.00	0.00	0.00	(0.23)	(0.90)	(0.78)	(0.08)
Total distributions to shareholders	(0.11)	(0.22)	(0.21)	(0.53)	(1.08)	(0.81)	(0.22)
Net asset value, end of period	$11.17	$10.24	$9.70	$9.30	$10.23	$11.98	$11.14
Total return[3]	10.22%	7.90%	6.60%	(3.83)%	(6.38)%	15.17%	8.24%
Ratios to average net assets (annualized)
Gross expenses*	1.51%	1.53%	1.53%	1.54%	1.53%	1.52%	1.52%
Net expenses*	1.45%	1.49%	1.49%	1.50%	1.50%	1.50%	1.50%
Net investment income	1.63%	2.18%	2.20%	2.84%	1.80%	0.31%	0.73%
Supplemental data
Portfolio turnover rate[4]	15%	103%	96%	93%	137%	152%	162%
Net assets, end of period (000s omitted)	$18,044	$18,648	$128,576	$213,452	$263,264	$336,665	$339,482

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended October 31, 2025 (unaudited)	0.11%
Year ended April 30, 2025	0.12%
Year ended April 30, 2024[1]	0.12%
Year ended May 31, 2023	0.13%
Year ended May 31, 2022	0.14%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.16%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Spectrum Conservative Growth Fund | 33

Financial highlights

Spectrum Conservative Growth Fund
(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30		Year ended May 31
Institutional Class		2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$9.93	$9.42	$9.06	$10.00	$11.77	$10.94	$10.32
Net investment income	0.14 [2]	0.32 [2]	0.28 [2]	0.36 [2]	0.34	0.17	0.20
Net realized and unrealized gains (losses) on investments	0.93	0.52	0.40	(0.66)	(0.87)	1.57	0.74
Total from investment operations	1.07	0.84	0.68	(0.30)	(0.53)	1.74	0.94
Distributions to shareholders from
Net investment income	(0.17)	(0.33)	(0.32)	(0.41)	(0.34)	(0.13)	(0.24)
Net realized gains	0.00	0.00	0.00	(0.23)	(0.90)	(0.78)	(0.08)
Total distributions to shareholders	(0.17)	(0.33)	(0.32)	(0.64)	(1.24)	(0.91)	(0.32)
Net asset value, end of period	$10.83	$9.93	$9.42	$9.06	$10.00	$11.77	$10.94
Total return[3]	10.84%	8.98%	7.60%	(2.87)%	(5.36)%	16.44%	9.26%
Ratios to average net assets (annualized)
Gross expenses*	0.47%	0.47%	0.46%	0.46%	0.45%	0.44%	0.44%
Net expenses*	0.40%	0.41%	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	2.67%	3.25%	3.35%	3.89%	2.24%	1.39%	1.80%
Supplemental data
Portfolio turnover rate[4]	15%	103%	96%	93%	137%	152%	162%
Net assets, end of period (000s omitted)	$3,965	$3,445	$7,749	$12,445	$12,877	$3,114	$2,678

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended October 31, 2025 (unaudited)	0.11%
Year ended April 30, 2025	0.12%
Year ended April 30, 2024[1]	0.12%
Year ended May 31, 2023	0.13%
Year ended May 31, 2022	0.14%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.16%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
34 | Spectrum Conservative Growth Fund

Financial highlights

Spectrum Growth Fund
(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30		Year ended May 31
Class A		2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$12.32	$11.98	$10.72	$11.87	$14.46	$12.70	$11.57
Net investment income	0.12 [2]	0.26 [2]	0.22 [2]	0.34 [2]	0.34 [2]	0.13	0.15
Net realized and unrealized gains (losses) on investments	1.71	0.96	1.11	(0.67)	(1.00)	3.24	1.17
Total from investment operations	1.83	1.22	1.33	(0.33)	(0.66)	3.37	1.32
Distributions to shareholders from
Net investment income	0.00	(0.38)	(0.07)	(0.41)	(0.33)	(0.13)	(0.18)
Net realized gains	0.00	(0.50)	0.00	(0.41)	(1.60)	(1.48)	(0.01)
Total distributions to shareholders	0.00	(0.88)	(0.07)	(0.82)	(1.93)	(1.61)	(0.19)
Net asset value, end of period	$14.15	$12.32	$11.98	$10.72	$11.87	$14.46	$12.70
Total return[3]	14.85%	10.10%	12.42%	(2.53)%	(5.83)%	27.87%	11.34%
Ratios to average net assets (annualized)
Gross expenses*	0.79%	0.79%	0.79%	0.81%	0.80%	0.79%	0.79%
Net expenses*	0.72%	0.73%	0.74%	0.75%	0.75%	0.75%	0.75%
Net investment income	1.76%	2.09%	2.10%	3.12%	2.46%	0.90%	1.14%
Supplemental data
Portfolio turnover rate[4]	21%	52%	74%	57%	61%	100%	98%
Net assets, end of period (000s omitted)	$169,597	$156,353	$71,930	$25,803	$26,717	$31,295	$25,089

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended October 31, 2025 (unaudited)	0.13%
Year ended April 30, 2025	0.13%
Year ended April 30, 2024[1]	0.14%
Year ended May 31, 2023	0.14%
Year ended May 31, 2022	0.14%
Year ended May 31, 2021	0.14%
Year ended May 31, 2020	0.16%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Spectrum Growth Fund | 35

Financial highlights

Spectrum Growth Fund
(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30		Year ended May 31
Class C		2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$12.64	$12.28	$11.03	$12.17	$14.78	$12.96	$11.78
Net investment income	0.07 [2]	0.19 [2]	0.16 [2]	0.27 [2]	0.24	0.02	0.06
Net realized and unrealized gains (losses) on investments	1.75	0.96	1.12	(0.68)	(1.03)	3.30	1.20
Total from investment operations	1.82	1.15	1.28	(0.41)	(0.79)	3.32	1.26
Distributions to shareholders from
Net investment income	0.00	(0.29)	(0.03)	(0.32)	(0.22)	(0.02)	(0.07)
Net realized gains	0.00	(0.50)	0.00	(0.41)	(1.60)	(1.48)	(0.01)
Total distributions to shareholders	0.00	(0.79)	(0.03)	(0.73)	(1.82)	(1.50)	(0.08)
Net asset value, end of period	$14.46	$12.64	$12.28	$11.03	$12.17	$14.78	$12.96
Total return[3]	14.40%	9.21%	11.62%	(3.22)%	(6.53)%	26.86%	10.67%
Ratios to average net assets (annualized)
Gross expenses*	1.52%	1.53%	1.53%	1.56%	1.55%	1.54%	1.53%
Net expenses*	1.47%	1.49%	1.49%	1.50%	1.50%	1.50%	1.50%
Net investment income	1.01%	1.46%	1.46%	2.39%	1.73%	0.15%	0.40%
Supplemental data
Portfolio turnover rate[4]	21%	52%	74%	57%	61%	100%	98%
Net assets, end of period (000s omitted)	$31,870	$30,279	$133,450	$181,270	$215,969	$266,399	$241,980

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended October 31, 2025 (unaudited)	0.13%
Year ended April 30, 2025	0.13%
Year ended April 30, 2024[1]	0.13%
Year ended May 31, 2023	0.14%
Year ended May 31, 2022	0.14%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.16%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
36 | Spectrum Growth Fund

Financial highlights

Spectrum Growth Fund
(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30		Year ended May 31
Institutional Class		2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$12.34	$12.00	$10.72	$11.87	$14.46	$12.70	$11.57
Net investment income	0.14 [2]	0.31 [2]	0.26 [2]	0.39 [2]	0.42	0.22	0.16
Net realized and unrealized gains (losses) on investments	1.71	0.96	1.10	(0.68)	(1.03)	3.19	1.20
Total from investment operations	1.85	1.27	1.36	(0.29)	(0.61)	3.41	1.36
Distributions to shareholders from
Net investment income	0.00	(0.43)	(0.08)	(0.45)	(0.38)	(0.17)	(0.22)
Net realized gains	0.00	(0.50)	0.00	(0.41)	(1.60)	(1.48)	(0.01)
Total distributions to shareholders	0.00	(0.93)	(0.08)	(0.86)	(1.98)	(1.65)	(0.23)
Net asset value, end of period	$14.19	$12.34	$12.00	$10.72	$11.87	$14.46	$12.70
Total return[3]	14.99%	10.44%	12.74%	(2.17)%	(5.55)%	28.25%	11.71%
Ratios to average net assets (annualized)
Gross expenses*	0.47%	0.47%	0.47%	0.48%	0.47%	0.46%	0.46%
Net expenses*	0.40%	0.41%	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	2.03%	2.47%	2.46%	3.53%	2.85%	1.24%	1.44%
Supplemental data
Portfolio turnover rate[4]	21%	52%	74%	57%	61%	100%	98%
Net assets, end of period (000s omitted)	$2,316	$1,697	$1,562	$1,636	$2,475	$2,589	$1,016

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended October 31, 2025 (unaudited)	0.13%
Year ended April 30, 2025	0.13%
Year ended April 30, 2024[1]	0.13%
Year ended May 31, 2023	0.14%
Year ended May 31, 2022	0.14%
Year ended May 31, 2021	0.14%
Year ended May 31, 2020	0.16%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Spectrum Growth Fund | 37

Financial highlights

Spectrum Income Allocation Fund
(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30		Year ended May 31
Class A		2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$8.79	$8.47	$8.48	$9.18	$10.50	$10.40	$9.82
Net investment income	0.14 [2]	0.29 [2]	0.25 [2]	0.32 [2]	0.23	0.11	0.16
Net realized and unrealized gains (losses) on investments	0.49	0.34	0.01	(0.63)	(0.83)	0.71	0.59
Total from investment operations	0.63	0.63	0.26	(0.31)	(0.60)	0.82	0.75
Distributions to shareholders from
Net investment income	(0.17)	(0.31)	(0.27)	(0.31)	(0.25)	(0.14)	(0.17)
Net realized gains	0.00	0.00	0.00	(0.08)	(0.47)	(0.58)	0.00
Total distributions to shareholders	(0.17)	(0.31)	(0.27)	(0.39)	(0.72)	(0.72)	(0.17)
Net asset value, end of period	$9.25	$8.79	$8.47	$8.48	$9.18	$10.50	$10.40
Total return[3]	7.23%	7.46%	3.04%	(3.32)%	(6.28)%	8.07%	7.72%
Ratios to average net assets (annualized)
Gross expenses*	0.92%	0.90%	0.85%	0.83%	0.81%	0.80%	0.80%
Net expenses*	0.72%	0.73%	0.74%	0.75%	0.75%	0.75%	0.75%
Net investment income	3.07%	3.31%	3.20%	3.67%	2.26%	1.04%	1.61%
Supplemental data
Portfolio turnover rate[4]	35%	165%	143%	148%	225%	206%	197%
Net assets, end of period (000s omitted)	$80,313	$82,363	$34,183	$17,128	$20,647	$24,170	$21,256

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended October 31, 2025 (unaudited)	0.11%
Year ended April 30, 2025	0.13%
Year ended April 30, 2024[1]	0.13%
Year ended May 31, 2023	0.14%
Year ended May 31, 2022	0.16%
Year ended May 31, 2021	0.16%
Year ended May 31, 2020	0.15%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
38 | Spectrum Income Allocation Fund

Financial highlights

Spectrum Income Allocation Fund
(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30		Year ended May 31
Class C		2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$8.79	$8.48	$8.48	$9.18	$10.46	$10.36	$9.81
Net investment income	0.11 [2]	0.23 [2]	0.20 [2]	0.25 [2]	0.15	0.03	0.09
Net realized and unrealized gains (losses) on investments	0.48	0.32	0.00	(0.62)	(0.82)	0.71	0.58
Total from investment operations	0.59	0.55	0.20	(0.37)	(0.67)	0.74	0.67
Distributions to shareholders from
Net investment income	(0.13)	(0.24)	(0.20)	(0.25)	(0.14)	(0.06)	(0.12)
Net realized gains	0.00	0.00	0.00	(0.08)	(0.47)	(0.58)	0.00
Total distributions to shareholders	(0.13)	(0.24)	(0.20)	(0.33)	(0.61)	(0.64)	(0.12)
Net asset value, end of period	$9.25	$8.79	$8.48	$8.48	$9.18	$10.46	$10.36
Total return[3]	6.82%	6.53%	2.38%	(4.07)%	(6.91)%	7.25%	6.90%
Ratios to average net assets (annualized)
Gross expenses*	1.62%	1.62%	1.59%	1.58%	1.56%	1.55%	1.55%
Net expenses*	1.46%	1.49%	1.49%	1.50%	1.50%	1.50%	1.50%
Net investment income	2.33%	2.58%	2.51%	2.92%	1.53%	0.30%	0.89%
Supplemental data
Portfolio turnover rate[4]	35%	165%	143%	148%	225%	206%	197%
Net assets, end of period (000s omitted)	$6,180	$7,044	$75,016	$115,932	$148,281	$196,035	$212,465

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended October 31, 2025 (unaudited)	0.11%
Year ended April 30, 2025	0.13%
Year ended April 30, 2024[1]	0.13%
Year ended May 31, 2023	0.14%
Year ended May 31, 2022	0.16%
Year ended May 31, 2021	0.16%
Year ended May 31, 2020	0.15%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Spectrum Income Allocation Fund | 39

Financial highlights

Spectrum Income Allocation Fund
(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30		Year ended May 31
Institutional Class		2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$8.77	$8.46	$8.47	$9.17	$10.50	$10.39	$9.80
Net investment income	0.15 [2]	0.32 [2]	0.27 [2]	0.34 [2]	0.20 [2]	0.19	0.21
Net realized and unrealized gains (losses) on investments	0.49	0.33	0.01	(0.62)	(0.77)	0.68	0.57
Total from investment operations	0.64	0.65	0.28	(0.28)	(0.57)	0.87	0.78
Distributions to shareholders from
Net investment income	(0.18)	(0.34)	(0.29)	(0.34)	(0.29)	(0.18)	(0.19)
Net realized gains	0.00	0.00	0.00	(0.08)	(0.47)	(0.58)	0.00
Total distributions to shareholders	(0.18)	(0.34)	(0.29)	(0.42)	(0.76)	(0.76)	(0.19)
Net asset value, end of period	$9.23	$8.77	$8.46	$8.47	$9.17	$10.50	$10.39
Total return[3]	7.42%	7.70%	3.33%	(2.99)%	(5.93)%	8.51%	8.07%
Ratios to average net assets (annualized)
Gross expenses*	0.60%	0.57%	0.53%	0.51%	0.48%	0.47%	0.47%
Net expenses*	0.40%	0.41%	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	3.40%	3.64%	3.53%	3.98%	1.98%	1.33%	1.96%
Supplemental data
Portfolio turnover rate[4]	35%	165%	143%	148%	225%	206%	197%
Net assets, end of period (000s omitted)	$2,102	$1,634	$4,192	$5,571	$5,876	$1,139	$710

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended October 31, 2025 (unaudited)	0.11%
Year ended April 30, 2025	0.13%
Year ended April 30, 2024[1]	0.13%
Year ended May 31, 2023	0.14%
Year ended May 31, 2022	0.16%
Year ended May 31, 2021	0.16%
Year ended May 31, 2020	0.15%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
40 | Spectrum Income Allocation Fund

Financial highlights

Spectrum Moderate Growth Fund
(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30		Year ended May 31
Class A		2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$12.20	$11.55	$10.51	$11.63	$13.92	$12.64	$11.64
Net investment income	0.14 [2]	0.29 [2]	0.25 [2]	0.36 [2]	0.32	0.14	0.15
Net realized and unrealized gains (losses) on investments	1.48	0.81	0.85	(0.71)	(0.95)	2.59	1.07
Total from investment operations	1.62	1.10	1.10	(0.35)	(0.63)	2.73	1.22
Distributions to shareholders from
Net investment income	0.00	(0.42)	(0.06)	(0.44)	(0.32)	(0.15)	(0.21)
Net realized gains	0.00	(0.03)	0.00	(0.33)	(1.34)	(1.30)	(0.01)
Total distributions to shareholders	0.00	(0.45)	(0.06)	(0.77)	(1.66)	(1.45)	(0.22)
Net asset value, end of period	$13.82	$12.20	$11.55	$10.51	$11.63	$13.92	$12.64
Total return[3]	13.28%	9.52%	10.49%	(2.76)%	(5.66)%	22.56%	10.49%
Ratios to average net assets (annualized)
Gross expenses*	0.76%	0.76%	0.76%	0.76%	0.74%	0.75%	0.76%
Net expenses*	0.70%	0.70%	0.72%	0.75%	0.74%	0.75%	0.75%
Net investment income	2.06%	2.37%	2.36%	3.38%	2.49%	0.96%	1.31%
Supplemental data
Portfolio turnover rate[4]	19%	69%	78%	65%	89%	120%	131%
Net assets, end of period (000s omitted)	$336,011	$314,905	$155,362	$44,966	$46,650	$56,004	$46,133

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended October 31, 2025 (unaudited)	0.12%
Year ended April 30, 2025	0.12%
Year ended April 30, 2024[1]	0.13%
Year ended May 31, 2023	0.14%
Year ended May 31, 2022	0.14%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.16%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Spectrum Moderate Growth Fund | 41

Financial highlights

Spectrum Moderate Growth Fund
(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30		Year ended May 31
Class C		2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$12.51	$11.83	$10.80	$11.91	$14.22	$12.87	$11.85
Net investment income	0.09 [2]	0.22 [2]	0.18 [2]	0.29 [2]	0.24 [2]	0.03	0.08
Net realized and unrealized gains (losses) on investments	1.51	0.82	0.87	(0.72)	(1.00)	2.66	1.06
Total from investment operations	1.60	1.04	1.05	(0.43)	(0.76)	2.69	1.14
Distributions to shareholders from
Net investment income	0.00	(0.33)	(0.02)	(0.35)	(0.21)	(0.04)	(0.11)
Net realized gains	0.00	(0.03)	0.00	(0.33)	(1.34)	(1.30)	(0.01)
Total distributions to shareholders	0.00	(0.36)	(0.02)	(0.68)	(1.55)	(1.34)	(0.12)
Net asset value, end of period	$14.11	$12.51	$11.83	$10.80	$11.91	$14.22	$12.87
Total return[3]	12.79%	8.73%	9.74%	(3.46)%	(6.39)%	21.79%	9.58%
Ratios to average net assets (annualized)
Gross expenses*	1.48%	1.50%	1.50%	1.51%	1.49%	1.50%	1.51%
Net expenses*	1.43%	1.46%	1.49%	1.50%	1.49%	1.50%	1.50%
Net investment income	1.33%	1.77%	1.78%	2.66%	1.76%	0.21%	0.57%
Supplemental data
Portfolio turnover rate[4]	19%	69%	78%	65%	89%	120%	131%
Net assets, end of period (000s omitted)	$37,053	$37,249	$228,122	$326,438	$402,753	$499,835	$477,998

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended October 31, 2025 (unaudited)	0.12%
Year ended April 30, 2025	0.13%
Year ended April 30, 2024[1]	0.13%
Year ended May 31, 2023	0.14%
Year ended May 31, 2022	0.14%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.16%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
42 | Spectrum Moderate Growth Fund

Financial highlights

Spectrum Moderate Growth Fund
(For a share outstanding throughout each period)

	Six months ended October 31, 2025 (unaudited)	Year ended April 30		Year ended May 31
Institutional Class		2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$12.22	$11.57	$10.51	$11.63	$13.93	$12.64	$11.65
Net investment income	0.16 [2]	0.34 [2]	0.28 [2]	0.40 [2]	0.31 [2]	0.23	0.25
Net realized and unrealized gains (losses) on investments	1.48	0.80	0.86	(0.71)	(0.90)	2.55	1.01
Total from investment operations	1.64	1.14	1.14	(0.31)	(0.59)	2.78	1.26
Distributions to shareholders from
Net investment income	0.00	(0.46)	(0.08)	(0.48)	(0.37)	(0.19)	(0.26)
Net realized gains	0.00	(0.03)	0.00	(0.33)	(1.34)	(1.30)	(0.01)
Total distributions to shareholders	0.00	(0.49)	(0.08)	(0.81)	(1.71)	(1.49)	(0.27)
Net asset value, end of period	$13.86	$12.22	$11.57	$10.51	$11.63	$13.93	$12.64
Total return[3]	13.42%	9.86%	10.83%	(2.40)%	(5.40)%	22.99%	10.78%
Ratios to average net assets (annualized)
Gross expenses*	0.44%	0.44%	0.45%	0.43%	0.41%	0.42%	0.43%
Net expenses*	0.38%	0.38%	0.38%	0.42%	0.41%	0.42%	0.42%
Net investment income	2.38%	2.77%	2.49%	3.73%	2.38%	1.32%	1.63%
Supplemental data
Portfolio turnover rate[4]	19%	69%	78%	65%	89%	120%	131%
Net assets, end of period (000s omitted)	$64,353	$58,116	$62,077	$6,715	$7,369	$3,443	$1,945

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended October 31, 2025 (unaudited)	0.12%
Year ended April 30, 2025	0.13%
Year ended April 30, 2024[1]	0.13%
Year ended May 31, 2023	0.14%
Year ended May 31, 2022	0.14%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.16%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Spectrum Moderate Growth Fund | 43

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds:  Allspring Spectrum Aggressive Growth Fund (“Spectrum Aggressive Growth Fund”), Allspring Spectrum Conservative Growth Fund (“Spectrum Conservative Growth Fund”), Allspring Spectrum Growth Fund (“Spectrum Growth Fund”), Allspring Spectrum Income Allocation Fund (“Spectrum Income Allocation Fund”), Allspring Spectrum Moderate Growth Fund (“Spectrum Moderate Growth Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.
Each Fund is a fund-of-funds that may invest in various affiliated and unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may also include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and each Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investments in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of each affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements for the Underlying Funds are presented in separate financial statements and may be obtained by contacting Investor Services for the affiliated mutual funds or by contacting the servicing agent of the unaffiliated mutual funds and exchange-traded funds. The financial statements of the affiliated Master Portfolios are available by visiting the SEC website at sec.gov and are filed with the SEC under Allspring Master Trust. The financial statements for all other affiliated Underlying Funds are also publicly available on the SEC website at sec.gov.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between each Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. Each Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by each Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to each Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
44 | Multi-Asset Funds

Notes to financial statements (unaudited)
Upon entering into a futures contract, each Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statements of assets and liabilities. Should each Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy each Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statements of operations.
Investment transactions, income and expenses
Investments in affiliated Master Portfolios and securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Each Fund records on a daily basis its proportionate share of each affiliated Master Portfolio’s income, expenses and realized and unrealized gains and losses. Income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Each Fund also accrues its own expenses.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income dividends and capital gain distributions from Underlying Funds are recorded on the ex-dividend date. Capital gain distributions from Underlying Funds are treated as realized gains.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date for each Fund as follows:
	Net investment income	Net realized gains
Spectrum Aggressive Growth Fund	Annually	Annually
Spectrum Conservative Growth Fund	Quarterly	Annually
Spectrum Growth Fund	Annually	Annually
Spectrum Income Allocation Fund	Monthly	Annually
Spectrum Moderate Growth Fund	Annually	Annually
Federal and other taxes
Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of October 31, 2025, the aggregate cost of all investments for federal income tax purposes and the unrealized gains (losses) were as follows:
	Tax cost	Gross unrealized gains	Gross unrealized losses	Net unrealized gains (losses)
Spectrum Aggressive Growth Fund	$367,099,695	$190,984,604	$(25,130,057)	$165,854,547
Spectrum Conservative Growth Fund	178,151,101	25,372,306	(6,330,541)	19,041,765
Spectrum Growth Fund	160,542,578	47,091,382	(6,963,488)	40,127,894
Spectrum Income Allocation Fund	85,896,862	10,977,189	(9,929,979)	1,047,210
Spectrum Moderate Growth Fund	355,042,006	85,982,792	(10,257,646)	75,725,146
As of April 30, 2025, the following Funds had capital loss carryforwards which consisted of short-term and long-term capital losses.
	NO EXPIRATION
	Short-term	Long-term
Spectrum Conservative Growth Fund	$8,495,634	$657,369
Spectrum Income Allocation Fund	7,063,475	10,432,488
Multi-Asset Funds | 45

Notes to financial statements (unaudited)
Class allocations
The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing each Fund’s assets and liabilities as of October 31, 2025:
Spectrum Aggressive Growth Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$277,404,417	$0	$0	$277,404,417
Short-term investments
Investment companies	28,125,659	0	0	28,125,659
Investments measured at net asset value*				224,679,536
	305,530,076	0	0	530,209,612
Futures contracts	5,089,538	0	0	5,089,538
Total assets	$310,619,614	$0	$0	$535,299,150
Liabilities
Futures contracts	$2,344,908	$0	$0	$2,344,908
Total liabilities	$2,344,908	$0	$0	$2,344,908

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of assets and liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $224,679,536. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

46 | Multi-Asset Funds

Notes to financial statements (unaudited)

Spectrum Conservative Growth Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$120,011,710	$0	$0	$120,011,710
Short-term investments
Investment companies	12,236,177	0	0	12,236,177
Investments measured at net asset value*				64,849,208
	132,247,887	0	0	197,097,095
Futures contracts	1,167,216	0	0	1,167,216
Total assets	$133,415,103	$0	$0	$198,264,311
Liabilities
Futures contracts	$1,071,445	$0	$0	$1,071,445
Total liabilities	$1,071,445	$0	$0	$1,071,445

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of assets and liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $64,849,208. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Spectrum Growth Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$119,783,345	$0	$0	$119,783,345
Short-term investments
Investment companies	4,002,310	0	0	4,002,310
Investments measured at net asset value*				76,225,377
	123,785,655	0	0	200,011,032
Futures contracts	1,639,868	0	0	1,639,868
Total assets	$125,425,523	$0	$0	$201,650,900
Liabilities
Futures contracts	$980,428	$0	$0	$980,428
Total liabilities	$980,428	$0	$0	$980,428

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of assets and liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $76,225,377. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Multi-Asset Funds | 47

Notes to financial statements (unaudited)

Spectrum Income Allocation Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$55,070,319	$0	$0	$55,070,319
Short-term investments
Investment companies	6,257,222	0	0	6,257,222
Investments measured at net asset value*				25,532,910
	61,327,541	0	0	86,860,451
Futures contracts	540,730	0	0	540,730
Total assets	$61,868,271	$0	$0	$87,401,181
Liabilities
Futures contracts	$457,109	$0	$0	$457,109
Total liabilities	$457,109	$0	$0	$457,109

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of assets and liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $25,532,910. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Spectrum Moderate Growth Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$268,038,140	$0	$0	$268,038,140
Short-term investments
Investment companies	8,505,593	0	0	8,505,593
Investments measured at net asset value*				152,836,099
	276,543,733	0	0	429,379,832
Futures contracts	3,549,126	0	0	3,549,126
Total assets	$280,092,859	$0	$0	$432,928,958
Liabilities
Futures contracts	$2,161,806	$0	$0	$2,161,806
Total liabilities	$2,161,806	$0	$0	$2,161,806

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of assets and liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $152,836,099. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following each Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
At October 31, 2025, the Funds did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Allspring Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation
Allspring Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation
48 | Multi-Asset Funds

Notes to financial statements (unaudited)
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of each Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of each Fund, supervising the subadviser and providing fund-level administrative services in connection with each Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on each Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.250%
Next $4 billion	0.225
Next $5 billion	0.190
Over $10 billion	0.180
For the six months ended October 31, 2025, the management fee was equivalent to an annual rate of 0.25% of each Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to each Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to each Fund.
Allspring Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to each Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for each Fund. When each class of each Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through August 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Net expenses allocated from the affiliated Master Portfolios are excluded from the expense caps. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of October 31, 2025, the contractual caps are as follows for the Funds except Spectrum Moderate Growth:

EXPENSE RATIO CAPS
Class A	0.72%
Class C	1.47
Administrator Class	0.65
Institutional Class	0.40
Multi-Asset Funds | 49

Notes to financial statements (unaudited)
As of October 31, 2025, the contractual caps are as follows for Spectrum Moderate Growth:

EXPENSE RATIO CAPS
Class A	0.70%
Class C	1.45
Institutional Class	0.38
Distribution fee
The Trust has adopted a Distribution Plan for Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter of each Fund, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended October 31, 2025, Allspring Funds Distributor received front-end sales charges and/or contingent deferred sales charges from the following Funds:
	Front end sales-charges	Contingent Deferred Sales Charges
	Class A	Class A	Class C
Spectrum Aggressive Growth Fund	$6,242	$118	$1,394
Spectrum Conservative Growth Fund	1,476	0	300
Spectrum Growth Fund	3,559	0	1,642
Spectrum Income Allocation Fund	487	0	492
Spectrum Moderate Growth Fund	3,567	0	1,041
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of each applicable Fund are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Each Fund seeks to achieve its investment objective by investing in various affiliated Master Portfolios and Underlying Funds. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund’s ownership percentage in the respective affiliated Master Portfolio at the end of the period by the corresponding affiliated Master Portfolio’s purchases and sales. Purchases and sales in Underlying Funds in which each Fund invests are actual aggregate purchases and sales of those investments. Purchases and sales of investments, excluding short-term securities, for the six months ended October 31, 2025 were as follows:
	Purchases at cost		Sales Proceeds
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Spectrum Aggressive Growth Fund	$0	$74,462,078	$0	$115,166,959
Spectrum Conservative Growth Fund	7,869,612	18,613,874	7,840,758	33,461,581
Spectrum Growth Fund	2,355,582	35,637,177	2,332,865	42,817,060
Spectrum Income Allocation Fund	15,780,592	11,118,265	15,757,082	13,747,615
Spectrum Moderate Growth Fund	8,299,666	62,892,036	8,248,630	77,237,397
50 | Multi-Asset Funds

Notes to financial statements (unaudited)
6.DERIVATIVE TRANSACTIONS
During the six months ended October 31, 2025, the following Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy. The volume of each Fund’s futures contracts during the six months ended October 31, 2025 was as follows:
	Long contracts	Short contracts
Spectrum Aggressive Growth Fund	$207,539,275	$56,050,880
Spectrum Conservative Growth Fund	87,499,569	18,884,738
Spectrum Growth Fund	80,838,856	19,633,761
Spectrum Income Allocation Fund	41,018,167	8,800,748
Spectrum Moderate Growth Fund	179,628,450	41,205,346
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of October 31, 2025 by primary risk type on the Statements of assets and liabilities was as follows for the Spectrum Aggressive Growth Fund:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Asset derivatives
Futures contracts	$0	$5,089,538 *	$0	$5,089,538
Liability derivatives
Futures contracts	$747,430 *	$291,250 *	$1,306,228 *	$2,344,908

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of investments. For futures contracts, only the current day’s variation margin as of October 31, 2025 is reported separately on the Statements of assets and liabilities.

The effect of derivative instruments on the Statement of operations for the six months ended October 31, 2025 was as follows:
	INTEREST RATE RISK	Equity risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Futures contracts	$99,816	$(1,654,753)	$(534,174)	$(2,089,111)
Net change in unrealized gains (losses) on derivatives
Futures contracts	$(1,186,166)	$9,528,525	$(1,867,546)	$6,474,813
The fair value of derivative instruments as of October 31, 2025 by primary risk type on the Statements of assets and liabilities was as follows for Spectrum Conservative Growth Fund:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Asset derivatives
Futures contracts	$16,507 *	$1,150,709 *	$0	$1,167,216
Liability derivatives
Futures contracts	$465,238 *	$109,219 *	$496,988 *	$1,071,445

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of investments. For futures contracts, only the current day’s variation margin as of October 31, 2025 is reported separately on the Statements of assets and liabilities.

The effect of derivative instruments on the Statement of operations for the six months ended October 31, 2025 was as follows:
	INTEREST RATE RISK	Equity risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Futures contracts	$94,892	$(825,841)	$(213,933)	$(944,882)
Net change in unrealized gains (losses) on derivatives
Futures contracts	$(822,306)	$2,693,580	$(737,943)	$1,133,331
Multi-Asset Funds | 51

Notes to financial statements (unaudited)
The fair value of derivative instruments as of October 31, 2025 by primary risk type on the Statements of assets and liabilities was as follows for Spectrum Growth Fund:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Asset derivatives
Futures contracts	$7,174 *	$1,632,694 *	$0	$1,639,868
Liability derivatives
Futures contracts	$367,651 *	$110,874 *	$501,903 *	$980,428

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of investments. For futures contracts, only the current day’s variation margin as of October 31, 2025 is reported separately on the Statements of assets and liabilities.

The effect of derivative instruments on the Statement of operations for the six months ended October 31, 2025 was as follows:
	INTEREST RATE RISK	Equity risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Futures contracts	$68,930	$(1,420,459)	$(210,586)	$(1,562,115)
Net change in unrealized gains (losses) on derivatives
Futures contracts	$(651,305)	$3,424,954	$(730,394)	$2,043,255
The fair value of derivative instruments as of October 31, 2025 by primary risk type on the Statements of assets and liabilities was as follows for Spectrum Income Allocation Fund:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Asset derivatives
Futures contracts	$14,283 *	$526,447 *	$0	$540,730
Liability derivatives
Futures contracts	$186,824 *	$47,990 *	$222,295 *	$457,109

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of investments. For futures contracts, only the current day’s variation margin as of October 31, 2025 is reported separately on the Statements of assets and liabilities.

The effect of derivative instruments on the Statement of operations for the six months ended October 31, 2025 was as follows:
	INTEREST RATE RISK	Equity risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Futures contracts	$33,730	$57,942	$(101,912)	$(10,240)
Net change in unrealized gains (losses) on derivatives
Futures contracts	$(329,415)	$910,179	$(333,785)	$246,979
52 | Multi-Asset Funds

Notes to financial statements (unaudited)
The fair value of derivative instruments as of October 31, 2025 by primary risk type on the Statements of assets and liabilities was as follows for Spectrum Moderate Growth Fund:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Asset derivatives
Futures contracts	$28,145 *	$3,520,981 *	$0	$3,549,126
Liability derivatives
Futures contracts	$846,164 *	$238,295 *	$1,077,347 *	$2,161,806

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of investments. For futures contracts, only the current day’s variation margin as of October 31, 2025 is reported separately on the Statements of assets and liabilities.

The effect of derivative instruments on the Statement of operations for the six months ended October 31, 2025 was as follows:
	INTEREST RATE RISK	Equity risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Futures contracts	$243,843	$(3,232,322)	$(454,834)	$(3,443,313)
Net change in unrealized gains (losses) on derivatives
Futures contracts	$(1,610,116)	$7,417,671	$(1,574,579)	$4,232,976
7.BANK BORROWINGS
Each Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby each Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended October 31, 2025, there were no borrowings by each Fund under the agreement.
8.INDEMNIFICATION
Under each Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to each Fund. Each Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under each Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, each Fund may enter into contracts with service providers that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated.
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statements of operations.
10.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
Multi-Asset Funds | 53

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

56 | Multi-Asset Funds

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Multi-Asset Funds | 57

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Spectrum Aggressive Growth Fund, the Allspring Spectrum Conservative Growth Fund, the Allspring Spectrum Growth Fund, the Allspring Spectrum Income Allocation Fund, and the Allspring Spectrum Moderate Growth Fund (each, a “Fund” and collectively, the “Funds”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Funds as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Funds by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Funds by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Funds’ liquidity risk management program and as each Fund’s
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

58 | Multi-Asset Funds

Other information (unaudited)
valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Funds over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to each Fund (each, a “Universe”), and in comparison to each Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in each performance Universe.
With respect to the Allspring Spectrum Income Allocation Fund, the Board noted that the investment performance of the Fund (Class A) was lower than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Spectrum Income Allocation Blended Index, for the one- and five-year periods under review, but lower for the three- and ten-year periods under review.
With respect to the Allspring Spectrum Growth Fund, the Board noted that the investment performance of the Fund (Class A) was in range of the average investment performance of the Universe for the five- and ten-year periods under review, but lower than the average investment performance of the Universe for the one- and three-year periods under review. The Board also noted that the investment performance of the Fund was higher than or in range of the investment performance of its benchmark index, the Spectrum Growth Blended Index, for the one-, five- and ten-year periods under review, but lower for the three-year period under review.
With respect to the Allspring Spectrum Moderate Growth Fund, the Board noted that the investment performance of the Fund (Class A) was higher than the average investment performance of the Universe for the one-, five- and ten-year periods under review, but lower than the average investment performance of the Universe for the three-year period under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Spectrum Moderate Growth Blended Index, for the one- and five-year periods under review, but lower than its benchmark index for the three- and ten-year periods under review.
With respect to the Allspring Spectrum Conservative Growth Fund, the Board noted that the investment performance of the Fund (Class A) was higher than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Spectrum Conservative Growth Blended Index, for the one- and five-year periods under review, but lower than its benchmark index for the three- and ten-year periods under review.
With respect to the Allspring Spectrum Aggressive Growth Fund, the Board noted that the investment performance of the Fund (Class A) was higher than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was in range of the investment performance of its benchmark index, the Spectrum Aggressive Growth Blended Index, for the five-year period under review and lower than the investment performance of its benchmark index for all other periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of each Fund relative to its Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to the investment decisions and market factors that affected each Fund’s investment performance. It was noted that the Board had previously approved certain investment strategy changes for each Fund and that those changes had become effective on or about June 17, 2024.
The Board also received and considered information regarding each Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios for each Fund in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to each Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Funds were lower than, equal to, or in range of the median net operating expense ratios of the expense Groups for each share class.
The Board took into account each Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by each Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by each Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the

Multi-Asset Funds | 59

Other information (unaudited)
“Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of each Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. With respect to the Allspring Spectrum Conservative Growth Fund, the Allspring Spectrum Growth Fund, the Allspring Spectrum Income Allocation Fund, and the Allspring Spectrum Moderate Growth Fund, the Board noted that the Management Rates of each Fund were in range of the sum of the average rates for the expense Groups for each share class, except that they were higher for Class A for the Allspring Spectrum Growth Fund, the Allspring Spectrum Moderate Growth Fund, and the Allspring Spectrum Conservative Growth Fund. With respect to the Allspring Spectrum Aggressive Growth Fund, Board noted that the Management Rates of the Fund were higher than the sum of the average rates for the expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Funds and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Funds, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in each Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of each Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Funds, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Funds. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

60 | Multi-Asset Funds

Other information (unaudited)
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Multi-Asset Funds | 61

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Funds’ website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Allspring Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Funds’ website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS4331 10-25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: December 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: December 24, 2025

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date: December 24, 2025